UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                811-10385

Pacific Life Funds

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500 Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Robin S. Yonis Vice President and Investment Counsel of Pacific Life Fund Advisors LLC 700 Newport Center Drive, P.O. Box 9000 Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1775 I Street, N.W.

Washington D.C. 20006-2401

registrant’s telephone number, including area code:  949-219-6767

Date of fiscal year end:    March 31

Date of reporting period:    March 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

ANNUAL REPORT

As of March 31, 2007

PACIFIC LIFE FUNDS
(formerly named Pacific Funds)

To Our Pacific Life Funds Shareholders:

We are pleased to share with you the Pacific Life Funds’ Annual Report dated March 31, 2007.

          Pacific Life Funds is comprised of twenty-one separate funds (each individually a “fund” and collectively, the “funds”). Pacific Life Insurance Company (Pacific Life), as adviser to the funds supervised the management of all of the funds and managed six of the funds directly. For the other funds, Pacific Life Funds and Pacific Life retained other firms to serve as portfolio managers under Pacific Life’s supervision. The portfolio managers as of March 31, 2007 are listed below:

Portfolio Manager	Fund

Pacific Life	PL Portfolio Optimization Conservative (formerly named PF Portfolio Optimization Model A)
PL Portfolio Optimization Moderate-Conservative (formerly named PF Portfolio Optimization Model B)
PL Portfolio Optimization Moderate (formerly named PF Portfolio Optimization Model C)
PL Portfolio Optimization Moderate-Aggressive (formerly named PF Portfolio Optimization Model D)
PL Portfolio Optimization Aggressive (formerly named PF Portfolio Optimization Model E)
PL Money Market Fund (formerly named PF Pacific Life Money Market Fund)

AllianceBernstein L.P. (AllianceBernstein)	PL International Value Fund (formerly named PF AllianceBernstein International Value Fund)

ClearBridge Advisors, LLC (ClearBridge)	PL Large-Cap Value Fund (formerly named PF Salomon Brothers Large-Cap Value Fund)

Goldman Sachs Asset Management, L.P. (Goldman Sachs)	PL Short Duration Bond Fund (formerly named PF Goldman Sachs Short Duration Bond Fund)

Janus Capital Management LLC (Janus)	PL Growth LT Fund (formerly named PF Janus Growth LT Fund)

Lazard Asset Management LLC (Lazard)	PL Mid-Cap Value Fund (formerly named PF Lazard Mid-Cap Value Fund)

Loomis, Sayles & Company, L.P. (Loomis Sayles)	PL Large-Cap Growth Fund (formerly named PF Loomis Sayles Large-Cap Growth Fund)

MFS Investment Management (MFS)	PL International Large-Cap Fund (formerly named PF MFS International Large-Cap Fund)

Neuberger Berman Management Inc. (Neuberger Berman)	PL Small-Cap Growth Fund (formerly named PF NB Fasciano Small Equity Fund)

OppenheimerFunds, Inc. (Oppenheimer)	PL Main Street® Core Fund (formerly named PF Oppenheimer Main Street® Core Fund)
PL Emerging Markets Fund (formerly named PF Oppenheimer Emerging Markets Fund)

Pacific Investment Management Company LLC (PIMCO)	PL Managed Bond Fund (formerly named PF PIMCO Managed Bond Fund)
PL Inflation Managed Fund (formerly named PF PIMCO Inflation Managed Fund)

Van Kampen	PL Comstock Fund (formerly named PF Van Kampen Comstock Fund)
PL Mid-Cap Growth Fund (formerly named PF Van Kampen Mid-Cap Growth Fund)
PL Real Estate Fund (formerly named PF Van Kampen Real Estate Fund)

          The opinions contained in this report are those of the portfolio managers as of March 31, 2007, and are subject to change at any time. Market and economic conditions and portfolio holdings and investment sectors are subject to change daily. All information provided is for informational purposes only and should not be construed as a recommendation to buy or sell any particular security or fund.

          Thank you for investing in Pacific Life Funds. We appreciate your confidence and look forward to serving your financial needs in the years to come.

Sincerely,

James T. Morris	Mary Ann Brown
Chairman of the Board and Chief Executive Officer	President
Pacific Life Funds	Pacific Life Funds

PACIFIC LIFE FUNDS PERFORMANCE DISCUSSION

          The following market commentaries are written by portfolio managers, and as such are based on their opinions of how their fund(s) performed during the year. Any references to “we,” “I,” or “ours” are references to the portfolio manager.

          This report may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include information concerning possible or assumed future results of the Pacific Life Funds’ investment operations, asset levels, earnings, expenses, industry or market conditions, regulatory developments, and other aspects of the Pacific Life Funds’ operations or general economic conditions. In addition, when used in this report, words such as “believes,” “expects,” “anticipates,” “intends,” “plans,” “estimates,” “projects” and future or conditional verbs such as “will,” “may,” “could,” “should” and “would,” or any other statement that necessarily depends on future events, are intended to identify forward-looking statements.

          Forward-looking statements are not guarantees of performance or economic results. They involve risks, uncertainties and assumptions. Although such statements are based on expectations that a portfolio manager believes to be reasonable, actual results may differ materially from expectations. Investors must not rely on any forward-looking statements. In connection with any forward-looking statements and any investment in the Pacific Life Funds, investors should carefully consider the investment objectives, policies and risks described in the Pacific Life Funds’ current Prospectus and Statement of Additional Information as filed with the Securities and Exchange Commission (SEC), which may be obtained from the SEC’s website at http://www.sec.gov.

PL Portfolio Optimization Funds

          The Pacific Life Funds’ Portfolio Optimization Funds are five funds (PL Portfolio Optimization Funds) which commenced operations on December 31, 2003. Each of the PL Portfolio Optimization Funds invests in various funds of Pacific Life Funds to achieve specified target asset allocations to accomplish the risk/return profile for that particular PL Portfolio Optimization Fund. Each PL Portfolio Optimization Fund is designed to optimize returns for a given level of risk or minimize risk for a given level of return. The market conditions noted below affected each of the PL Portfolio Optimization Funds during the twelve-month period.

Market Conditions

          The trailing twelve-month period ending March 31, 2007 began on a modestly positive note as the United States (U.S.) economy continued to expand at a mild pace. The U.S. gross domestic product (GDP) grew at an annualized 2.5% rate for the fourth quarter of 2006 and a 3.3% rate for the entire year of 2006. The Federal Reserve Board (Fed) maintained a target Federal Funds rate at 5.25%. Despite the slowing of economic growth, U.S. stocks rallied. U.S equities as measured by the S&P 500 Index, returned 11.82%** for the twelve-month period ending March 31, 2007. Fixed income posted solid returns amid signs of a slowing economy. The Lehman Brothers Aggregate Bond Index returned 6.59%**. On the international side, increased merger and acquisition (M&A) activities and strong corporate earnings extended the international rally once again returning 20.20%** for the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.

          On the market capitalization spectrum for the entire twelve-month period, large-sized companies outperformed relative to mid- and smaller-sized companies. Internationally domiciled companies outpaced domestic, and value-oriented companies outperformed their growth counterparts.

          For the first quarter of 2007, last year’s strong positive momentum was well maintained but encountered significant fluctuations during mid-quarter, mainly contributed by concerns in rising delinquencies within the sub-prime section of the mortgage market and declining business investment. Overall, the U.S. market was up in the first quarter of 2007. The S&P 500 Index returned 0.64%**; Lehman Brothers Aggregate Bond Index returned 1.50%**; and International MSCI EAFE Index returned 4.08%** during this three-month period. Leading the way were industrial materials and utilities sectors with apparent weakness only in the financial sector.

          Despite a volatile first quarter in 2007 and increased concerns of inflation, we, at Pacific Life, believe long-term investors should maintain a diversified portfolio stance, which includes exposure to multiple asset classes to diversify risk.

Performance

          Since the performance of each PL Portfolio Optimization Fund is a composite of the performance of each of the underlying funds in which it invests, which includes money market, fixed income, domestic equities and possibly international funds, there is no one broad-based industry index to use as a comparison to a PL Portfolio Optimization Fund’s performance. Therefore, we have provided information regarding two broad-based indices to use as a comparison to each fund’s performance.

          In addition, to assist in performance comparisons, composite benchmark indices were constructed for each PL Portfolio Optimization Fund; each comprised of the four broad-based indices shown below. The composite benchmarks were constructed with allocations to each asset class that corresponds to the target allocations for the PL Portfolio Optimization Funds. However, the actual allocation of any Portfolio Optimization Fund will naturally vary from these targets as a result of market performance over time. The one-year performance of these four broad-based composite benchmarks is shown in the following table. The Pacific Life Funds’ performance listed is net of all fund expenses.

See explanation of symbols and references on A-24

PACIFIC LIFE FUNDS PERFORMANCE DISCUSSION (Continued)

Broad-Based Indices	1-Year Performance as of 3-31-07

S&P 500 Index** (U.S. Stocks)	11.82%
Morgan Stanley Capital International Europe Australasia Far East Index (MSCI EAFE Index)** (International Stocks)	20.20%
Lehman Brothers Aggregate Bond Index** (Fixed Income)	6.59%
Merrill Lynch 3-Month U.S. T-Bill Index** (Cash)	5.07%

          It should be noted that the benchmark indices for the underlying Pacific Life Funds may differ from the Portfolio Optimization broad-based indices.

          The Portfolio Optimization Funds had investments in the following underlying funds, which were primary contributors to performance relative to the broad-based indices:

Underlying Funds	1-Year Performance as of 3-31-07

PL Real Estate Class A*
(U.S. Stocks)	24.19%
PL Mid-Cap Value Class A*
(U.S. Stocks)	14.80%
PL Comstock Class A*
(U.S. Stocks)	13.21%
PL Large-Cap Value Class A*
(U.S. Stocks)	12.09%

          The Portfolio Optimization Funds had investments in the following underlying funds, which were primary detractors from performance relative to the broad-based indices:

Underlying Funds	1-Year Performance as of 3-31-07

PL Large-Cap Growth Class A*
(U.S. Stocks)	-3.80%
PL Small-Cap Growth Class A*
(U.S. Stocks)	0.28%
PL Mid-Cap Growth Class A*
(U.S. Stocks)	2.64%
PL Short Duration Bond Class A*
(Fixed Income)	3.76%
PL Emerging Markets Class A*
(International Stocks)	14.49%

PL Portfolio Optimization Conservative
(PL Conservative Model)

Q. How did the fund perform over the year ended March 31, 2007?

A. For the year ended March 31, 2007, the fund’s Class A returned 6.12%* compared to a 6.59%** return for the Lehman Brothers Aggregate Bond Index, a 11.82%** return for the S&P 500 Index, and a 7.97%(1) return for the PL Conservative Model Composite Benchmark.

Performance Comparison

The following graph shows the value as of March 31, 2007 of a $10,000 investment made in Class A shares since the fund began operations. For comparison purposes, the performance of the fund’s benchmarks is also shown.
Performance data for Class B, C, and R shares will vary due to differences in fees and sales charges.

Average Annual Total Returns for the Periods Ended March 31, 2007

PL Portfolio Optimization Conservative	Class A	Class B	Class C	Class R

1 Year Total Return:
Without sales charge*	6.12%	5.52%	5.55%	6.13%
With maximum sales charge***	0.30%	0.52%	4.55%	N/A
Lehman Brothers Aggregate Bond Index**	6.59%
S&P 500 Index**	11.82%
PL Portfolio Optimization Conservative Composite Benchmark(1)	7.97%
3 Year Total Return:
Without sales charge*	3.98%	3.43%	3.44%	N/A
With maximum sales charge***	2.04%	2.16%	3.44%	N/A
Lehman Brothers Aggregate Bond Index**	3.31%
S&P 500 Index**	10.05%
PL Portfolio Optimization Conservative Composite Benchmark(1)	5.20%
Since Inception (December 31, 2003):
Without sales charge*	4.14%	3.60%	3.58%	5.37%
With maximum sales charge***	2.35%	2.74%	3.58%	N/A
Lehman Brothers Aggregate Bond Index**	3.88%
S&P 500 Index**	9.81%
PL Portfolio Optimization Conservative Composite Benchmark(1)	5.48%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

See explanation of symbols and references on A-24

PACIFIC LIFE FUNDS PERFORMANCE DISCUSSION (Continued)

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. The PL Conservative Model has a large concentration in a diverse group of three fixed income funds and one money market fund, with small allocations to domestic and international equity funds. Since its launch on December 31, 2003, the fund’s assets have grown to over $30 million. The fund underperformed its composite benchmark over the past twelve-months.

          Overall, the fund’s allocation to fixed income, representing 69% of the fund’s target allocations, was the primary detractor from performance relative to the composite benchmark. Relative underperformance was derived from an allocation to short duration bonds as longer duration bonds outperformed. The fund’s allocation to PL Short Duration Bond Fund underperformed the fixed income portion of the composite benchmark. Inflation-protected bonds and cash also detracted from performance relative to the composite benchmark.

          International and domestic equity allocations to the fund served as modest detractors from performance relative to the composite benchmark. In particular, PL Emerging Markets Fund negatively contributed to performance as it underperformed the international component of the composite benchmark. Within the domestic equity component, PL Large-Cap Growth Fund lagged.

PL Portfolio Optimization Moderate-Conservative
(PL Moderate-Conservative Model)

Q. How did the fund perform over the year ended March 31, 2007?

A. For the year ended March 31, 2007, the fund’s Class A returned 7.93%*, compared to a 6.59%** return for the Lehman Brothers Aggregate Bond Index, a 11.82%** return for the S&P 500 Index, and a 9.75%(1) return for the PL Moderate-Conservative Model Composite Benchmark.

Performance Comparison

The following graph shows the value as of March 31, 2007 of a $10,000 investment made in Class A shares since the fund began operations. For comparison purposes, the performance of the fund’s benchmarks is also shown. Performance data for Class B, C, and R shares will vary due to differences in fees and sales charges.

Average Annual Total Returns for the Periods Ended March 31, 2007

PL Portfolio Optimization Moderate-Conservative	Class A	Class B	Class C	Class R

1 Year Total Return:
Without sales charge*	7.93%	7.39%	7.38%	7.84%
With maximum sales charge***	2.02%	2.39%	6.38%	N/A
Lehman Brothers Aggregate Bond Index**	6.59%
S&P 500 Index**	11.82%
PL Portfolio Optimization Moderate-Conservative Composite Benchmark(1)	9.75%
3 Year Total Return:
Without sales charge*	6.13%	5.57%	5.60%	N/A
With maximum sales charge***	4.14%	4.36%	5.60%	N/A
Lehman Brothers Aggregate Bond Index**	3.31%
S&P 500 Index**	10.05%
PL Portfolio Optimization Moderate-Conservative Composite Benchmark(1)	7.22%
Since Inception (December 31, 2003):
Without sales charge*	6.10%	5.55%	5.58%	7.70%
With maximum sales charge***	4.27%	4.73%	5.58%	N/A
Lehman Brothers Aggregate Bond Index**	3.88%
S&P 500 Index**	9.81%
PL Portfolio Optimization Moderate-Conservative Composite Benchmark(1)	7.37%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

See explanation of symbols and references on A-24

PACIFIC LIFE FUNDS PERFORMANCE DISCUSSION (Continued)

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. The PL Moderate-Conservative Model has a large concentration in a diverse group of three fixed income funds and one money market fund, with moderate allocations to domestic and international equity funds. Since its launch on December 31, 2003, the fund’s assets have grown to over $80 million. The fund underperformed its composite benchmark over the past twelve-months.

          Overall, the fund’s allocations to fixed income and domestic equity, representing 51% and 31% of the fund’s target allocations, respectively, were the primary detractors from performance relative to the composite benchmark. Within the fixed income allocation, an exposure to short duration bonds negatively contributed to relative performance, as longer duration bonds outperformed. Treasury Inflation Protected Securities (TIPS) also detracted from relative performance. The fund’s allocation to PL Short Duration Bond Fund and PL Inflation Managed Fund underperformed the fixed income portion of the composite benchmark. While the domestic equity allocation of the fund experienced positive contribution from value-oriented funds, it was not enough to offset the weak relative performance of their growth counterparts. Specifically, the PL Large-Cap Growth Fund and PL Mid-Cap Growth Fund trailed the domestic equity component of the composite benchmark.

          The international equity allocation of the fund served as a modest detractor from performance relative to the composite benchmark. In particular, PL Emerging Markets Fund negatively contributed to performance as it underperformed the international component of the composite benchmark.

PL Portfolio Optimization Moderate (PL Moderate Model)

Q. How did the fund perform over the year ended March 31, 2007?

A. For the year ended March 31, 2007, the fund’s Class A returned 9.41%*, compared to a 6.59%** return for the Lehman Brothers Aggregate Bond Index, a 11.82%** return for the S&P 500 Index, and a 11.15%(1) return for the PL Moderate Model Composite Benchmark.

Performance Comparison

The following graph shows the value as of March 31, 2007 of a $10,000 investment made in Class A shares since the fund began operations. For comparison purposes, the performance of the fund’s benchmarks is also shown. Performance data for Class B, C, and R shares will vary due to differences in fees and sales charges.

Average Annual Total Returns for the Periods Ended March 31, 2007

PL Portfolio Optimization Moderate	Class A	Class B	Class C	Class R

1 Year Total Return:
Without sales charge*	9.41%	8.88%	8.82%	9.24%
With maximum sales charge***	3.42%	3.88%	7.82%	N/A
Lehman Brothers Aggregate Bond Index**	6.59%
S&P 500 Index**	11.82%
PL Portfolio Optimization Moderate Composite Benchmark(1)	11.15%
3 Year Total Return:
Without sales charge*	8.66%	8.14%	8.12%	N/A
With maximum sales charge***	6.63%	6.99%	8.12%	N/A
Lehman Brothers Aggregate Bond Index**	3.31%
S&P 500 Index**	10.05%
PL Portfolio Optimization Moderate Composite Benchmark(1)	8.95%
Since Inception (December 31, 2003):
Without sales charge*	8.43%	7.92%	7.87%	10.39%
With maximum sales charge***	6.57%	7.14%	7.87%	N/A
Lehman Brothers Aggregate Bond Index**	3.88%
S&P 500 Index**	9.81%
PL Portfolio Optimization Moderate Composite Benchmark(1)	9.01%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

See explanation of symbols and references on A-24

PACIFIC LIFE FUNDS PERFORMANCE DISCUSSION (Continued)

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. The PL Moderate Model invests in a diverse group of domestic and international equity funds, with a material allocation to fixed income funds. Since its launch on December 31, 2003, the fund’s assets have grown to over $330 million. The fund underperformed its composite benchmark over the past twelve-months.

          Overall, the fund’s allocation to domestic equity, representing 46% of the fund’s target allocations, was the primary detractor from performance. During the year, value-oriented funds outperformed their growth counterparts. Specifically, PL Comstock Fund and PL Large-Cap Value Fund outperformed the equity component of the composite benchmark; however, it was not enough to offset the negative contribution of growth funds such as PL Large-Cap Growth Fund, PL Mid-Cap Growth Fund, and PL Small-Cap Growth Fund. On a positive note, an allocation to the real estate sector benefited the fund as PL Real Estate Fund outperformed the equity component of the composite benchmark.

          International and fixed income allocations of the fund served as modest detractors from performance relative to the composite benchmark. In particular, PL Emerging Markets Fund negatively contributed to performance as it underperformed the international component of the composite benchmark. Within the fixed income component, PL Short Duration Bond Fund lagged the composite benchmark.

PL Portfolio Optimization Moderate-Aggressive
(PL Moderate-Aggressive Model)

Q. How did the fund perform over the year ended March 31, 2007?

A. For the year ended March 31, 2007, the fund’s Class A returned 10.57%*, compared to a 6.59%** return for the Lehman Brothers Aggregate Bond Index, a 11.82%** return for the S&P 500 Index, and a 12.52%(1) return for the PL Moderate-Aggressive Model Composite Benchmark.

Performance Comparison

The following graph shows the value as of March 31, 2007 of a $10,000 investment made in Class A shares since the fund began operations. For comparison purposes, the performance of the fund’s benchmarks is also shown. Performance data for Class B, C, and R shares will vary due to differences in fees and sales charges.

Average Annual Total Returns for the Periods Ended March 31, 2007

PL Portfolio Optimization Moderate-Aggressive	Class A	Class B	Class C	Class R

1 Year Total Return:
Without sales charge*	10.57%	10.11%	10.12%	10.57%
With maximum sales charge***	4.49%	5.11%	9.12%	N/A
Lehman Brothers Aggregate Bond Index**	6.59%
S&P 500 Index**	11.82%
PL Portfolio Optimization Moderate-Aggressive Composite Benchmark(1)	12.52%
3 Year Total Return:
Without sales charge*	10.42%	9.94%	9.94%	N/A
With maximum sales charge***	8.35%	8.83%	9.94%	N/A
Lehman Brothers Aggregate Bond Index**	3.31%
S&P 500 Index**	10.05%
PL Portfolio Optimization Moderate-Aggressive Composite Benchmark(1)	10.63%
Since Inception (December 31, 2003):
Without sales charge*	9.95%	9.48%	9.44%	12.52%
With maximum sales charge***	8.06%	8.72%	9.44%	N/A
Lehman Brothers Aggregate Bond Index**	3.88%
S&P 500 Index**	9.81%
PL Portfolio Optimization Moderate-Aggressive Composite Benchmark(1)	10.57%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

See explanation of symbols and references on A-24

PACIFIC LIFE FUNDS PERFORMANCE DISCUSSION (Continued)

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. The PL Moderate-Aggressive Model invests primarily in a diverse group of nine domestic and three international equity funds with small allocations to fixed income funds. Since its launch on December 31, 2003, the fund’s assets have grown to over $355 million. The fund underperformed its composite benchmark over the past twelve-months.

          Overall, the fund’s allocation to domestic equity, representing 56% of the fund’s target allocations, was the primary detractor from performance. During the year, value-oriented funds outperformed their growth counterparts. Specifically, PL Comstock Fund and PL Large-Cap Value Fund outperformed the equity component of the composite benchmark; however, it was not enough to offset the negative contribution of growth funds such as PL Large-Cap Growth Fund, PL Mid-Cap Growth Fund, and PL Small-Cap Growth Fund. On a positive note, an allocation to the real estate sector benefited the fund as PL Real Estate Fund outperformed the equity component of the composite benchmark.

          International and fixed income allocations to the fund served as modest detractors from performance relative to the composite benchmark. In particular, PL Emerging Markets Fund negatively contributed to performance as it underperformed the international component of the composite benchmark. Within the fixed income component, PL Short Duration Bond Fund lagged the composite benchmark.

PL Portfolio Optimization Aggressive
(PL Aggressive Model)

Q. How did the fund perform over the year ended March 31, 2007?

A. For the year ended March 31, 2007, the fund’s Class A returned 12.53%*, compared to a 6.59%** return for the Lehman Brothers Aggregate Bond Index, a 11.82%** return for the S&P 500 Index, and a 13.86%(1) return for the PL Aggressive Model Composite Benchmark.

Performance Comparison

The following graph shows the value as of March 31, 2007 of a $10,000 investment made in Class A shares since the fund began operations. For comparison purposes, the performance of the fund’s benchmarks is also shown. Performance data for Class B, C, and R shares will vary due to differences in fees and sales charges.

Average Annual Total Returns for the Periods Ended March 31, 2007

PL Portfolio Optimization Aggressive	Class A	Class B	Class C	Class R

1 Year Total Return:
Without sales charge*	12.53%	12.00%	12.01%	12.53%
With maximum sales charge***	6.35%	7.00%	11.01%	N/A
Lehman Brothers Aggregate
Bond Index**	6.59%
S&P 500 Index**	11.82%
PL Portfolio Optimization
Aggressive Composite
Benchmark(1)	13.86%
3 Year Total Return:
Without sales charge*	12.67%	12.19%	12.16%	N/A
With maximum sales charge***	10.55%	11.12%	12.16%	N/A
Lehman Brothers Aggregate
Bond Index**	3.31%
S&P 500 Index**	10.05%
PL Portfolio Optimization
Aggressive Composite
Benchmark(1)	12.08%
Since Inception (December 31, 2003):
Without sales charge*	11.92%	11.44%	11.41%	15.61%
With maximum sales charge***	9.99%	10.71%	11.41%	N/A
Lehman Brothers Aggregate
Bond Index**	3.88%
S&P 500 Index**	9.81%
PL Portfolio Optimization
Aggressive Composite
Benchmark(1)	11.89%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

A-7	See explanation of symbols and references on A-24

PACIFIC LIFE FUNDS PERFORMANCE DISCUSSION (Continued)

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. The PL Aggressive Model invests primarily in a diverse group of nine domestic and three international equity funds. Since its launch on December 31, 2003, the fund’s assets have grown to over $155 million. The fund underperformed its composite benchmark over the past twelve-months.

          Overall, the fund’s allocation to domestic equity, representing 68% of the fund’s target allocations, was the primary detractor from performance. During the year, value-oriented funds outperformed their growth counterparts. Specifically, PL Comstock Fund and PL Large-Cap Value Fund outperformed the equity component of the composite benchmark; however, it was not enough to offset the negative contribution of growth funds such as PL Large-Cap Growth Fund, PL Mid-Cap Growth Fund, and PL Small-Cap Growth Fund. On a positive note, an allocation to the real estate sector benefited the fund as PL Real Estate Fund outperformed the equity component of the composite benchmark.

          The international allocation to the fund served as a modest detractor from performance relative to the composite benchmark. In particular, PL Emerging Markets Fund negatively contributed to performance as it underperformed the international component of the composite benchmark.

PL Money Market Fund

Q. How did the fund perform over the year ended March 31, 2007?

A. For the year ended March 31, 2007, the fund’s Class A returned 4.31%*, compared to a 5.07%** return for its benchmark, the Merrill Lynch 3-Month U.S. T-Bill Index, and a 4.72%** return for the Lipper Money Market Funds Index. The current yield measured during the seven-day period ending March 31, 2007 was 4.34%*.

Performance Comparison

The following graph shows the value as of March 31, 2007 of a $10,000 investment made in Class A shares since the fund began operations. For comparison purposes, the performance of the fund’s benchmarks is also shown.

Average Annual Total Returns for the Periods Ended March 31, 2007

PL Money Market Fund	Class A

1 Year Total Return:
Without sales charge*	4.31%
Merrill Lynch 3-Month U.S.
Treasury Bill Index**	5.07%
Lipper Money Market
Funds Index**	4.72%
5 Year Total Return:
Without sales charge*	1.71%
Merrill Lynch 3-Month U.S.
Treasury Bill Index**	2.59%
Lipper Money Market
Funds Index**	2.13%
Since Inception (September 28, 2001):
Without sales charge*	1.61%
Merrill Lynch 3-Month U.S.
Treasury Bill Index**	2.55%
Lipper Money Market
Funds Index**	2.10%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. For the year, the Federal Open Market Committee (FOMC) continued to take a restrictive monetary policy stance raising the Federal Funds rate from 4.75% in April to 5.25% by June ending seventeen straight rate hikes. Citing signals of moderate economic growth, mixed economic indicators, and cooling residential housing, the FOMC kept rate increases on hold, and although still elevated, believed that core inflation seemed poised to moderate. Commercial paper outstanding was at an all time high, as issuers looked to the short end of the curve for their financing needs. However, many core investment options, such as industrial company commercial paper, continue to lag the financial industry in their velocity and volume of issuance.

          The fund’s strategy towards shorter maturities (emphasizing one-month, as well as floating rate securities) benefited the fund during the rate increases. Based on our expectations of future rate moves, economic growth, and value along the yield curve, the fund added longer dated floating and fixed maturities throughout the year. These additions were made to increase the fund’s average maturity as well as construct a more laddered fund. As the rate curve stabilized, above market coupon securities in the fund were called away by issuers, which impacted the fund to a degree, by limiting the yield.

          The fund’s investment style continues to emphasize industry and asset type diversification within this asset class. The fund remains weighted towards liquid top-tier industrial issuers, blended with financial and banking related commercial paper, as well as asset-backed securities, fixed and floating rate notes and certificates of deposit.

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PACIFIC LIFE FUNDS PERFORMANCE DISCUSSION (Continued)

PL International Value Fund

Q. How did the fund perform over the year ended March 31, 2007?

A. For the year ended March 31, 2007, the fund’s Class A returned 18.40%*, compared to a 20.20%** return for its benchmark, the MSCI EAFE Index. AllianceBernstein, L.P. (AllianceBernstein) assumed management of the fund on May 1, 2006.

Performance Comparison

The following graph shows the value as of March 31, 2007 of a $10,000 investment made in Class A shares since the fund began operations. For comparison purposes, the performance of the fund’s benchmark is also shown. Performance data for Class B and C shares will vary due to differences in fees and sales charges.

Average Annual Total Returns for the Periods Ended March 31, 2007

PL International Value Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	18.40%	17.74%	17.82%
With maximum sales charge***	11.89%	13.07%	16.88%
MSCI EAFE Index**	20.20%
5 Year Total Return:
Without sales charge*	11.37%	10.80%	10.79%
With maximum sales charge***	10.11%	10.54%	10.79%
MSCI EAFE Index**	15.68%
Since Inception (September 28, 2001):
Without sales charge*	12.44%	11.87%	11.85%
With maximum sales charge***	11.30%	11.65%	11.85%
MSCI EAFE Index**	15.77%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. While strong economic growth, healthy M&A activity and robust corporate earnings helped international equities advance strongly during the period in review, volatility returned to markets in the first quarter as a sell off in Chinese equities and fears over the subprime mortgage market in the U.S. shook investors. Nonetheless, for the period May 1, 2006 through March 31, 2007 (the “period”), the MSCI EAFE Index rose 19.35%**, with all sectors posting positive returns. AllianceBernstein seeks long-term growth of capital by purchasing stocks of non-U.S. companies selling at a discount to their perceived value. AllianceBernstein implements disciplined risk parameters to reduce volatility and mitigate risk. The fund is allocated amongst a diversified amount of industries including financial, capital equipment, transportation and technology.

          The fund outperformed its benchmark during the period, helped by strong stock selection. UK supermart, J. Sainsbury P.L.C. was buoyed by private equity interest. Meanwhile, Japan Tobacco, Inc. outperformed after the company confirmed plans to purchase smaller UK-based rival Gallaher Group. Stock selection in metal and mining, including JFE Holdings, Inc. and voestalpine A.G., benefited from ongoing expectations of industry consolidation.

          Detracting from returns was stock selection in the capital equipment sector, including Renault S.A., Nissan Motor Co. Ltd. and European Aeronautic Defense & Space Co. N.V. (EADS). French carmaker Renault’s 44% stake in Nissan left a negative impact after Nissan failed to reach its profit forecast for the first time in four years. Investors linked Nissan’s weak performance to Renault Chief Executive Officer (CEO), Carlos Ghosn’s relinquished responsibilities within Nissan’s North American operations. EADS suffered due to delays in the new A380 plane.

PL Large-Cap Value Fund

Q. How did the fund perform over the year ended March 31, 2007?

A. For the year ended March 31, 2007, fund’s Class A returned 12.09%*, compared to a 16.83%** return for its benchmark, the Russell 1000 Value Index.

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PACIFIC LIFE FUNDS PERFORMANCE DISCUSSION (Continued)

Performance Comparison

The following graph shows the value as of March 31, 2007 of a $10,000 investment made in Class A shares since the fund began operations. For comparison purposes, the performance of the fund’s benchmark is also shown. Performance data for Class B and C shares will vary due to differences in fees and sales charges.

Average Annual Total Returns for the Periods Ended March 31, 2007

PL Large-Cap Value Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	12.09%	11.43%	11.46%
With maximum sales charge***	5.90%	6.43%	10.46%
Russell 1000 Value Index**	16.83%
5 Year Total Return:
Without sales charge*	5.77%	5.28%	5.24%
With maximum sales charge***	4.57%	4.95%	5.24%
Russell 1000 Value Index**	10.25%
Since Inception (September 28, 2001):
Without sales charge*	6.99%	6.51%	6.46%
With maximum sales charge***	5.90%	6.23%	6.46%
Russell 1000 Value Index**	11.51%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. The U.S. economy expanded at a moderate pace during the twelve-months reporting period. After expanding 2.6% in the second quarter of 2006, GDP increased 2.0% in the third quarter and 2.5% in the fourth quarter. The advance estimate for first quarter 2007 GDP will be released at the end of April. While consumer spending has remained fairly solid, the cooling housing market continued to negatively impact the economy.

          After increasing the Federal Funds rate to 5.25% in June 2006—its seventeenth consecutive rate hike—the Fed has held rates steady at its last six meetings. Comments made by Fed Chairman Ben Bernanke in the latest meeting stressed his views that core inflation still remains “uncomfortably high” and inflation was a “greater risk” than the slowing growth of the economy. Oil prices hit a twelve month high of $77.03 on 7/14/06 and traded down to a low of $50.48 (1/18/07) before closing the funds’ fiscal year at $65.87. Oil pulled back from the summer high as a result of excess inventories but headed higher in the new year. In March, tensions over Iran’s seizing of fifteen British sailors in the Persian Gulf put upward pressure on oil prices as the event threatened to disrupt the flow of crude. The subsequent peaceful resolution of this situation caused oil prices to retreat modestly.

          Despite increased volatility, the stock market posted solid results during the last twelve-months. The S&P 500 Index treaded water until mid-August and then started its ascent through the end of the year. Stock prices rose on the back of optimism for continued solid corporate profits, a strong labor market and hopes for a soft economic landing. The stock market continued on a positive trajectory in 2007 until giving up the calendar year gains on February 27th. The S&P 500 Index plummeted 50.33 points (3.5%) and the sell-off affected every sector of the broad market. The one-day drop, in part, was triggered by a plunge in China’s market. The repercussions of this decline were widespread, as the stock markets around the world also declined. In March, the market rose modestly, although it continued to fluctuate as investors reacted to incoming economic data.

          From an investment style perspective, value stocks significantly outperformed growth stocks. All the sectors within the S&P 500 Index posted positive returns. Utilities, telecommunication services and materials led the way with returns of 33.8%, 28.2% and 20.3%, respectively. There were three sectors that lagged the S&P 500 Index in the last twelve-months. Among them were information technology, 3.1%, industrials, 7.0% and healthcare, 7.3%.

          The fund’s top three contributing sectors to performance for the year included financials, consumer discretionary and consumer staples. Top contributors included AT&T, Inc., Altria Group, Inc., News Corp., Sempra Energy and Loews Corp. Less than fourteen months after SBC Communication, Inc.’s acquisition of AT&T, Inc., the newly created company acquired BellSouth Corp. in early January gaining full control of Cingular Wireless LLC. The company has realized a substantial amount of synergies from these acquisitions and we, at ClearBridge, believe it is positioned to bring additional cost savings for them.

          The sectors that lagged in the past twelve-months included information technology, materials and healthcare. Stocks that detracted the most from absolute performance over the same period were Sprint Nextel Corp., Masco Corp., Capital One Financial Corp., UnitedHealth Group, Inc. and General Electric Co. Sprint Nextel Corp. experienced operational issues as the company works to integrate its two wireless networks. We continue to hold on to the stock and monitor the situation closely.

          We emphasize individual security selection while diversifying the fund’s investments across industries, which may help to reduce risk. We seek to identify those companies with favorable valuations and attractive growth potential. We employ fundamental analysis to analyze each company in detail, evaluating its management, strategy and competitive market position. In selecting individual companies for investment, we

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PACIFIC LIFE FUNDS PERFORMANCE DISCUSSION (Continued)

look for: company specific items such as competitive market position, competitive products and services, experienced management team and stable financial situation; share prices that appear to be temporarily oversold or do not reflect the positive company developments; share prices that appear to undervalue the company’s assets; and special situations including corporate events, changes in management, regulatory changes or turnaround situations.

PL Short Duration Bond Fund

Q. How did the fund perform over the year ended March 31, 2007?

A. For the year ended March 31, 2007, the fund’s Class A returned 3.76%*, compared to a 5.00%** return for its benchmark, the Merrill Lynch 1-3 Year Treasury Index.

Performance Comparison

The following graph shows the value as of March 31, 2007 of a $10,000 investment made in Class A shares since the fund began operations. For comparison purposes, the performance of the fund’s benchmark is also shown. Performance data for Class B and C shares will vary due to differences in fees and sales charges.

Average Annual Total Returns for the Periods Ended March 31, 2007

PL Short Duration Bond Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	3.76%	3.31%	3.17%
With maximum sales charge***	-1.97%	-1.69%	2.17%
Merrill Lynch 1-3 Year
Treasury Index**	5.00%
3 Year Total Return:
Without sales charge*	1.13%	0.61%	0.61%
With maximum sales charge***	-0.77%	-0.69%	0.61%
Merrill Lynch 1-3 Year
Treasury Index**	2.30%
Since Inception (December 31, 2003):
Without sales charge*	1.32%	0.81%	0.81%
With maximum sales charge***	-0.42%	-0.09%	0.81%
Merrill Lynch 1-3 Year
Treasury Index**	2.44%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. Over the course of the year, the yield curve continued to flatten as economic growth moderated amid a weakening housing market and continued signs of a slowdown in business activity. Rising delinquencies within the sub-prime sector of the mortgage market further exacerbated concerns regarding the housing market and potential spillover into the broader economy. The Fed raised rates a total of three times in the first half of 2006, pausing in August at 5.25% for the remainder of the reporting period. The Fed cited the need to balance the obvious weakening of the housing sector with the persistence of inflationary pressures. Despite recognizing that “inflation risks remain,” the Fed dropped its tightening bias at its latest meeting in March and stated that “future policy adjustments” would depend on the outlook for inflation and growth. Continued strength in employment has provided the underpinning for strong consumption in the U.S. economy and helped offset the negative effects from weakness in the housing and equity markets. The unemployment rate is close to recent multi-year lows, unit labor costs are elevated and labor productivity has declined. The pressures of a tight labor market, coupled with recent advances in the price of crude oil and gasoline, should maintain the Fed’s focus in coming months. Overall, the Ten-Year Treasury fell 0.22% during the fiscal year, closing at 4.70% on March 31, 2007.

          A combination of top-down and bottom-up strategies drove returns over the year. We, at Goldman Sachs, continued to position the fund defensively, maintaining a shorter duration relative to the benchmark, based on our belief that rates would move higher. Our yield curve and duration strategies contributed to returns overall over the period. Cross-sector strategies also helped enhance results as spread sectors posted robust excess returns relative to Treasuries over the year. In particular, the fund benefited from its exposure to the agency and corporate sectors. Within our bottom-up strategies, we sought to add value in security specific trades. Although select credits within the financial subsector underperformed, and the fund’s exposure to TIPS modestly detracted, this was somewhat mitigated by a continued emphasis on short-duration high quality instruments, namely agencies. An exposure to front-end swap spreads was one of the leading drivers of returns.

PL Growth LT Fund

Q. How did the fund perform over the year ended March 31, 2007?

A. For the year ended March 31, 2007, the PL Growth LT Fund’s Class A returned 7.95%*, compared to a 11.82%** return for its benchmark, the S&P 500 Index.

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PACIFIC LIFE FUNDS PERFORMANCE DISCUSSION (Continued)

Performance Comparison

The following graph shows the value as of March 31, 2007 of a $10,000 investment made in Class A shares since the fund began operations. For comparison purposes, the performance of the fund’s benchmark is also shown. Performance data for Class B and C shares will vary due to differences in fees and sales charges.

Average Annual Total Returns for the Periods Ended March 31, 2007

PL Growth LT Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	7.95%	7.44%	7.46%
With maximum sales charge***	2.02%	2.44%	6.46%
S&P 500 Index**	11.82%
5 Year Total Return:
Without sales charge*	5.05%	4.57%	4.49%
With maximum sales charge***	3.87%	4.24%	4.49%
S&P 500 Index**	6.26%
Since Inception (September 28, 2001):
Without sales charge*	5.24%	4.76%	4.70%
With maximum sales charge***	4.16%	4.46%	4.70%
S&P 500 Index**	7.70%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. Positive gains in equity markets for the twelve-month period ending March 31, 2007 were negatively impacted by concerns about slowing global economic growth. Emerging markets exhibited the most volatility which was punctuated by a sharp, one-day decline in Chinese equity markets. Domestic concerns about sub-prime lending and the waning confidence of the consumer also detracted from the fund’s performance. Against this backdrop, the fund underperformed its benchmark.

          During the year, individual technology holdings were the biggest laggards, and an overweight position to the group as a whole further pressured results. Telecommunication holdings also weighed on performance, and some stocks in the consumer staples sector coupled with an underweight position in that sector were additional detractors to relative performance. On the flip side, strong stock selection within the consumer discretionary sector was a leading contributor to performance during the period. Individual holdings within the industrials sector also aided returns.

          In terms of identifying stocks for the fund, we, at Janus, focus our analysis on the balance sheet and cash flow statement in an attempt to understand the true profitability of the business. We want to identify business models with high returns on capital, free cash flow growth, sustainable competitive advantages and attractive valuations that are run by credible management teams focused on creating value for shareholders. In an effort to minimize downside risk in the fund, we look for two units of upside potential for every one unit of downside risk in the stocks we purchase. We construct a fund that is comprised primarily of core growth stocks that we can own for a multiyear period, supplemented by opportunistic growth stocks that we believe have temporarily fallen out of favor in the market.

          Within the technology sector, Advanced Micro Devices, Inc. (AMD) declined during the year and was sold from the fund. Our initial thesis on AMD centered on its manufacturing advantages and the potential to improve margins and returns as the company captured market share from Intel Corp. However, AMD’s fundamental outlook has been negatively impacted by the price war between it and Intel, as well as industry oversupply issues and a recent acquisition, which we believe has diverted management’s attention. For these reasons, we have elected to exit the position.

          UnitedHealth Group, Inc., a leading healthcare provider, also declined during the period and was sold from the fund. The company experienced weakness early last year on concerns that its recent acquisition of PacifiCare Health Systems, Inc. could result in slightly softer earnings in the first half of 2006. The stock came under further pressure in the spring amidst concerns about rising medical costs, as well as inquiries relating to back-dating of executive options. Therefore, the position was exited.

          Within the consumer sector, organic food retailer Whole Foods Market, Inc. declined after reporting that company store sales had moderated, after posting years of double-digit gains. The company also guided down future company store expectations. We have trimmed the position but maintained exposure to the name, given our continued robust outlook for growth as Whole Foods expands its store base over the next few years and completes its acquisition of Wild Oats Markets, Inc.

          Within the energy sector, NRG Energy, Inc. (NRG) was the top contributor to performance during the period. We were initially attracted to this holding last year due to its reasonable valuations, high free cash generation, improving returns on capital and solid management team. NRG has continued to have a positive impact on the fund in a short period of time.

          Within the materials and processing sector, Precision Castparts Corp., a key supplier to the aerospace industry, made a positive contribution to performance after being added to the fund during the year. The company has benefited from The

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PACIFIC LIFE FUNDS PERFORMANCE DISCUSSION (Continued)

Boeing Cos. market share gains in wide body commercial aircraft, and has been able to report better-than-expected earnings results. We remain constructive on the outlook for this company and have added to the position.

          Although the fund’s integrated oils holdings declined in the aggregate, Exxon Mobil Corp. was a strong performer during the year. The company benefited from high commodity prices, solid earnings and reasonable valuation. Exxon remains a core holding in the Fund given its diverse assets, high free cash flow generation, active stock repurchase and attractive production growth profile.

          Within healthcare, Switzerland-based Roche Holding A.G. gained as Avastin, the cancer drug developed by its partner Genentech, Inc., continued to gain at a rapid rate in European markets. Future potential approval for indications such as lung and breast cancer suggests that sales may continue to be robust.

          Janus seeks to outperform the market over a long-term time frame by purchasing stock of large capitalization companies selling at attractive valuations. Specifically, companies characterized as having high free cash flow growth, high margins, and management teams that seem focused on improving returns on capital.

PL Mid-Cap Value Fund

Q. How did the fund perform over the year ended March 31, 2007?

A. For the year ended March 31, 2007, the fund’s Class A returned 14.80%*, compared to a 11.79%** return for its benchmark, the Russell Midcap Index.

Performance Comparison

The following graph shows the value as of March 31, 2007 of a $10,000 investment made in Class A shares since the fund began operations. For comparison purposes, the performance of the fund’s benchmark is also shown. Performance data for Class B and C shares will vary due to differences in fees and sales charges.

Average Annual Total Returns for the Periods Ended March 31, 2007

PL Mid-Cap Value Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	14.80%	14.10%	14.11%
With maximum sales charge***	8.51%	9.10%	13.11%
Russell Midcap Index**	11.79%
Since Inception (December 31, 2004):
Without sales charge*	11.82%	11.22%	11.21%
With maximum sales charge***	9.05%	9.65%	11.21%
Russell Midcap Index**	14.47%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. U.S. equities fell sharply midway through the second quarter of 2006, amid fears about a potential acceleration in inflation and its implications for future monetary policy. Concerns that the Fed would continue to aggressively raise rates, fueled fears of a material global-economic slowdown and a sharp contraction in liquidity, as central banks around the world tightened monetary policy. Following the sharp decline in May and June, the market rebounded in the third quarter, as the Fed left the benchmark interest rate unchanged at 5.25%, for the second time, following seventeen consecutive increases. The Fed cited moderating growth and a cooling housing market as factors contributing to its decision. Investors also cheered a 20% decline in energy prices from prior record levels. As has been the case in recent years, the fourth quarter was marked by a powerful year-end rally that propelled stocks higher. Equity indices neared and, in some cases, finally exceeded the peaks reached in early 2000 during the technology bubble. The multiyear bull market that began in 2003 continued through the first quarter of 2007. In February, U.S. stocks rose modestly, fueled by the combination of moderating economic growth, solid corporate profits, and strong M&A activity. Then, a sharp sell off began two days before the end of February, driving indices to modest losses. However, the market recovered much of these losses in March, and comments from the Fed led investors to believe that the next move in interest rates could be lower. From a sector perspective, utilities, telecommunication services, and industrial stocks were the best performers over the period, while information technology, industrials, and healthcare stocks lagged. Our investment process is focused on companies with valuations that are attractive and whose earnings we believe are more sustainable than those areas of the market with unsustainable highs.

          Stock selection in the financials sector benefited performance, as shares of MasterCard, Inc. rose sharply over the period. The company’s second- and third-quarter earnings exceeded expectations, boosted by a secular shift from paper to plastic transactions, coupled with improving margins and a heightened focus on profitability. Holdings in Healthcare Property Investors, Inc., A.G. Edwards, Inc., Ameriprise Financial, Inc., Lincoln National Corp., and Mellon Financial

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PACIFIC LIFE FUNDS PERFORMANCE DISCUSSION (Continued)

Corp. also contributed to good performance in the financials sector. Stock selection in technology also boosted returns, as shares of DST Systems, Inc., Arrow Electronics, Inc., and Sun Microsystems, Inc. posted gains. In January, DST Systems, Inc. reported earnings that beat analysts’ estimates, and the outlook for the company continues to be positive, due to significant new client commitments to begin in 2007. Returns were also helped by stock selection in consumer discretionary, as the fund’s media holdings, including Idearc, Inc. and R.H. Donnelley Corp., continued to perform well. A retail holding, Dollar Tree Stores, Inc., posted gains, as the company benefited from accelerating sales. Shares of Service Corp. International also rose higher, after the company reported better-than-expected earnings coupled with a robust outlook for 2007 and a substantial increase to its stock-repurchase plan. Performance was also aided by stock selection in consumer staples, as holdings in The Kroger Co., Pilgrims Pride Corp., and Smithfield Foods, Inc. rose in the period. Kroger reported better-than-expected earnings that were fueled by strong same-store sales. Sales were strong, as management’s price-cutting strategy has been successful in increasing traffic. Smithfield Foods, a recent purchase in the first quarter of 2007, benefited from a decline in the price of corn, which is a chief ingredient in livestock feed and a major input cost in the production of hogs. Conversely, stock selection in the energy sector detracted from performance as shares of coal-producer, Massey Energy Co. declined after the price of natural gas, which competes with coal for use by electric utilities, fell sharply in the fourth quarter. Shares of BJ Services Co., an oil-services company, also performed poorly in the period. Returns were also hurt by a lack of exposure to utilities stocks as we, at Lazard, believe that valuations in this sector are unattractive.

PL Large-Cap Growth Fund

Q. How did the fund perform over the year ended March 31, 2007?

A. Loomis Sayles assumed management of the fund on January 1, 2006. For the year ended March 31, 2007, the fund’s Class A returned -3.80%*, compared to a 7.06%** return for its benchmark, the Russell 1000 Growth Index.

Performance Comparison

The following graph shows the value as of March 31, 2007 of a $10,000 investment made in Class A shares since the fund began operations. For comparison purposes, the performance of the fund’s benchmark is also shown.

Performance data for Class B and C shares will vary due to differences in fees and sales charges.

Average Annual Total Returns for the Periods Ended March 31, 2007

PL Large-Cap Growth Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	-3.80%	-4.40%	-4.31%
With maximum sales charge***	-9.08%	-8.71%	-5.18%
Russell 1000 Growth Index**	7.06%
5 Year Total Return:
Without sales charge*	-0.97%	-1.48%	-1.48%
With maximum sales charge***	-2.09%	-1.84%	-1.48%
Russell 1000 Growth Index**	3.48%
Since Inception (September 28, 2001):
Without sales charge*	0.86%	0.34%	0.33%
With maximum sales charge***	-0.17%	0.01%	0.33%
Russell 1000 Growth Index**	5.33%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. For the twelve-months ending March 31, 2007, the fund underperformed its benchmark primarily due to stock selection in the healthcare and consumer discretionary sectors. Partially offsetting this was strong stock selection in the materials and processing sector.

          The fund’s materials and processing stocks contributed the most to positive performance during the period. Precision Castparts Corp., a manufacturer of metal components used in aircraft and other industrial applications, reported a strong quarter, with sales growing over 60% compared to the same period last year. Other strong stocks included Apple, Inc., Cognizant Technology Solutions Corp. and The Goldman Sachs Group, Inc. Shares of Apple rose during the first quarter, after

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PACIFIC LIFE FUNDS PERFORMANCE DISCUSSION (Continued)

the company announced the launch of its iPhone, expected to be in stores June, 2007. Goldman Sachs reported its most profitable quarter ever at March 31, 2007, beating earnings per share (EPS) estimates by approximately 10%. Assets under management reached record highs, and the company enjoyed gains from its proprietary investments both domestically and overseas, mainly in China.

          In healthcare, Aetna, Inc. and Medco Health Solutions, Inc. (Medco) were the worst performing stocks. Aetna surpassed first quarter profit estimates and raised its forecast for full-year operating earnings. However, shares tumbled as first quarter medical cost ratios rose from the prior year without any favorable reserve developments to compensate for increased costs. Medco shares fell due to a number of issues plaguing the potential profitability of the prescription benefit management industry.

          In consumer discretionary, Starbucks Corp. and Chico’s FAS, Inc. were among the worst performing stocks. Starbucks, the world’s largest coffee chain fell after the company reported July same store sales that fell short of analysts’ estimates. Four percent sales growth reported in July for stores open at least thirteen months was the smallest gain in more than four years. Shares of Chico’s fell in the first half of 2006 after the company announced that investments in some brands could hurt earnings for the year. In addition, comparable store sales have been below expectations for the majority of the year. The stock was subsequently sold.

          The fund continues to be positioned in companies displaying leadership qualities and strong fundamentals within their respective industries. During the first quarter of 2007, we, at Loomis Sayles, slightly reduced the fund’s exposure to the consumer staples and healthcare sectors and redeployed the proceeds into the materials and processing sectors, while also marginally adding to the fund’s position in the technology sector.

          Loomis Sayles’ core investment process of bottom-up stock selection is geared toward identifying high-growth opportunities, and we expect it may fare relatively well in the predicted environment.

PL International Large-Cap Fund

Q. How did the fund perform over the year ended March 31, 2007?

A. For the year ended March 31, 2007, the fund’s Class A returned 18.70%*, compared to a 20.20%** return for its benchmark, the MSCI EAFE Index.

Performance Comparison

The following graph shows the value as of March 31, 2007 of a $10,000 investment made in Class A shares since the fund began operations. For comparison purposes, the performance of the fund’s benchmark is also shown.

Performance data for Class B and C shares will vary due to differences in fees and sales charges.

Average Annual Total Returns for the Periods Ended March 31, 2007

PL International Large-Cap Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	18.70%	18.12%	18.11%
With maximum sales charge***	12.16%	13.12%	17.11%
MSCI EAFE Index**	20.20%
5 Year Total Return:
Without sales charge*	12.03%	11.46%	11.49%
With maximum sales charge***	10.77%	11.20%	11.49%
MSCI EAFE Index**	15.68%
Since Inception (September 28, 2001):
Without sales charge*	12.92%	12.34%	12.37%
With maximum sales charge***	11.77%	12.13%	12.37%
MSCI EAFE Index**	15.77%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. While strong economic growth, healthy M&A activity and robust corporate earnings helped international stocks advance strongly during the year, volatility returned to markets in the first quarter as a sell off in Chinese equities and fears over the subprime mortgage market in the U.S. shook investors. Stock selection in the retail sector was the main source of positive relative results. Top contributors in this sector included supermarkets and convenience stores operator, Tesco P.L.C. (UK) and apparel retailer, NEXT P.L.C. (UK).

          An overweighted position versus the benchmark in the consumer staples sector also benefited relative performance. Within this sector, household products manufacturer Reckitt Benckiser P.L.C. (UK) and food company Nestle S.A. (Switzerland) were among the fund’s top contributors.

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PACIFIC LIFE FUNDS PERFORMANCE DISCUSSION (Continued)

          Security selection in the technology and financial services sectors also aided relative returns. Video game console maker, Nintendo Co. Ltd. (Japan), was a strong performer in the technology sector. In the financial services sector, wealth management firm, Julius Baer Holding A.G. (Switzerland), was a strong contributor. Not owning weak-performing diversified financial services firm, Mitsubishi UFJ Financial Group, Inc. (Japan), was another positive factor.

          Stocks in other sectors that helped relative returns included electric utility company Iberdrola S.A. (Spain) and specialty chemical/healthcare products maker, Bayer A.G. (Germany). Avoiding integrated oil company, BP P.L.C. (UK), also benefited relative performance as this stock significantly underperformed the benchmark.

          It was stock selection in the industrial goods and services sector and basic materials sectors that were the main detractors from performance. Within the industrial goods and services sector, industrial adhesive tapes maker Nitto Denko Corp. (Japan) dampened returns. In basic materials, glass products manufacturer Asahi Glass Co. Ltd. (Japan) was a detractor. An underweighted position in the utilities and communications sector also held back results relative to the benchmark.

          Several individual stocks in the otherwise strong financial services sector detracted from results. These included banking firms Shinsei Bank Ltd. (Japan) and Credit Agricole S.A. (France), consumer finance firm Aeon Credit Service Co. Ltd. (Japan), and investment management firm UBS A.G. (Switzerland).

          Stocks in other sectors that negatively affected relative returns included microchip and electronics manufacturer Samsung Electronics Co. Ltd. (South Korea), pharmaceutical company Sanofi-Aventis (France), and tire maker Bridgestone Corp. (Japan).

          The fund’s cash position was a detractor from relative performance. The fund holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund’s benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

          During the year, the fund’s currency exposure also detracted from the fund’s relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our funds to have different currency exposure than the benchmark.

PL Small-Cap Growth Fund

Q. How did the fund perform over the year ended March 31, 2007?

A. For the year ended March 31, 2007, the fund’s Class A returned 0.28%*, compared to a 5.91%** return for its benchmark, the Russell 2000 Index.

Performance Comparison

The following graph shows the value as of March 31, 2007 of a $10,000 investment made in Class A shares since the fund began operations. For comparison purposes, the performance of the fund’s benchmark is also shown. Performance data for Class B and C shares will vary due to differences in fees and sales charges.

Average Annual Total Returns for the Periods Ended March 31, 2007

PL Small-Cap Growth Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	0.28%	-0.26%	-0.17%
With maximum sales charge***	-5.21%	-5.24%	-1.16%
Russell 2000 Index**	5.91%
5 Year Total Return:
Without sales charge*	3.63%	3.14%	3.17%
With maximum sales charge***	2.46%	2.80%	3.17%
Russell 2000 Index**	10.95%
Since Inception (September 28, 2001):
Without sales charge*	6.33%	5.80%	5.84%
With maximum sales charge***	5.24%	5.52%	5.84%
Russell 2000 Index**	14.61%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. U.S. stocks provided strong gains in 2006, as investors benefited from a mid-year pause in the Fed’s long monetary tightening campaign, brisk M&A activity levels and an easing in oil prices from highs early in the year. Overall, value stocks substantially outpaced growth counterparts, while large- and mid-capitalization shares outperformed small-capitalizations. Within the fund’s benchmark, the consumer staples, materials, utilities, telecommunication service and consumer discretionary sectors provided the strongest absolute returns, while the healthcare sector trailed substantially.

          Over the course of the reporting period, the fund generated a slightly positive return, trailing the Russell 2000 Index. The underperformance was caused by four holdings in consumer discretionary and media stocks, two of which were sold during

A-16	See explanation of symbols and references on A-24

PACIFIC LIFE FUNDS PERFORMANCE DISCUSSION (Continued)

the period and two of which remain in the fund. These holdings dragged down what would otherwise have been strong performance, as holdings in the industrials and materials sectors strongly outperformed benchmark returns. The two stocks in the fund are believed to have fundamentals and catalysts for growth, and therefore were not sold at period end.

          Among the fund’s individual holdings, commercial equipment manufacturer, The Middleby Corp., provided the largest contribution to total return, followed by global information technology (IT) services firm Kanbay International Inc. and consulting firm Watson Wyatt Worldwide, Inc. Meanwhile, headset manufacturer Plantronics, Inc. was the biggest individual drag on absolute returns, followed by Computer Programs and Systems, Inc. a software provider to rural healthcare facilities.

          In recent years, small-capitalization market leadership has been concentrated mainly in lower quality stocks, as investors sought more speculative, higher-risk companies in a low-interest rate, high liquidity environment. This has not favored our quality-oriented investment approach. As much of the market has become overextended, the fund’s holdings have looked increasingly attractive. The average earnings growth rate of the fund’s stocks is greater than the Russell 2000 Index, and the average return on equity (our proxy for quality) is more favorable.

          In the industrial sector, we, at Neuberger Berman, are comfortable with the fund’s sizable overweighting versus the benchmark due to the diversity and quality of the businesses in the fund, which often benefit from recurring revenue streams. We maintain an overweight position in energy, reflecting our belief that oil and natural gas prices will benefit from tight supply/demand fundamentals over the long term. In contrast, exposure to the financial sector is below benchmark levels. We also continue to be underweight information technology. Overall, we are pleased with the prospects of the fund’s holdings, due to what we believe to be their favorable characteristics relative to the benchmark from growth, quality and value standpoints.

          We maintain our longstanding investment philosophy, focusing on companies with consistent earnings growth, superior profitability, considerable free cash flow, recurring revenue streams, high barriers to entry, solid balance sheets, high levels of insider ownership, significant appreciation potential, compelling price/earnings, and value relative to their peers.

PL Main Street Core Fund

Q. How did the fund perform over the year ended March 31, 2007?

A. For the year ended March 31, 2007, the fund’s Class A returned 9.23%*, compared to a 11.82%** return for its benchmark, the S&P 500 Index.

Performance Comparison

The following graph shows the value as of March 31, 2007 of a $10,000 investment made in Class A shares since the fund began operations. For comparison purposes, the performance of the fund’s benchmark is also shown.

Average Annual Total Returns for the Period Ended March 31, 2007

PL Main Street Core Fund	Class A

1 Year Total Return:
Without sales charge*	9.23%
S&P 500 Index**	11.82%
Since Inception (September 30, 2005):
Without sales charge*	10.86%
S&P 500 Index**	12.27%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. Much of 2006 proved to be a relatively difficult year for actively managed equity funds. However, because Oppenheimer implements a highly disciplined investment process, we avoid large “bets” on any particular security or market sector; and therefore, the fund was able to participate in the market’s broad-based rally.

          Our emphasis on mega-capitalization stocks also helped the fund’s performance. Because our market capitalization models had indicated last spring that the long cycle of small-capitalization outperformance was coming to an end, we repositioned the fund to exhibit characteristics similar to those of the benchmark, enabling the fund to benefit during the ongoing transition in market leadership to mega-capitalization companies.

          In addition, we attempted to optimize our stock selection models for different market environments, including seasonal factors. We employ a “Turn of the Year” model during the fourth and first quarters of each calendar year to position the fund for what historically has been a time of relatively strong performance among lower quality, relatively volatile stocks. This shift helped the fund participate more fully in a rally among “higher beta” stocks near year-end 2006.

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PACIFIC LIFE FUNDS PERFORMANCE DISCUSSION (Continued)

          The success of the fund’s market capitalization and seasonal strategies was offset by relatively disappointing results from our security selection models in a number of industry groups such as healthcare. However, the fund’s positions in materials, consumer staples and slight underweighting in the financials sector helped mitigate losses. More specifically, the momentum factors considered by our stock selection models became less predictive of performance as market conditions evolved, and stocks that had done well over the first half of the reporting period fared relatively poorly over the second half. For example, a number of energy companies had strong momentum characteristics after gaining value over the first half of 2006, but many of those companies lagged the averages during the second half as the U.S. economy slowed and commodity prices fell.

PL Emerging Markets Fund

Q. How did the fund perform over the year ended March 31, 2007?

A. For the year ended March 31, 2007, the fund’s Class A returned 14.49%*, compared to a 20.65%** return for its benchmark, the MSCI Emerging Markets (MSCI EM) Index.

Performance Comparison

The following graph shows the value as of March 31, 2007 of a $10,000 investment made in Class A shares since the fund began operations. For comparison purposes, the performance of the fund’s benchmark is also shown.

Average Annual Total Returns for the Period Ended March 31, 2007

PL Emerging Markets Fund	Class A

1 Year Total Return:
Without sales charge*	14.49%
MSCI Emerging Markets Index**	20.65%
Since Inception (September 30, 2005):
Without sales charge*	24.25%
MSCI Emerging Markets Index**	28.02%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. Although the fund’s performance was underwhelming, we, at Oppenheimer, continue to believe that globalization and continued outsourcing by companies in developed markets will continue to drive economic growth in emerging market economies.

          During the year volatility was remarkably limited. International equity markets rose steadily and again outperformed the U.S. stock market. The market’s recent rise was interrupted by two significant corrections. The first was in late spring 2006, as investors became more concerned about rising inflation in the U.S. and increased Middle East tensions. The second began on February 27, 2007, with a sudden drop in China’s stock market that quickly spread to the rest of the world. The decline was exacerbated by new worries of a slowdown in the U.S. economy and its increasingly troubled subprime mortgage market. Both corrections were relatively short-lived, however, and stock prices soon resumed their upward momentum, helped by continued strong economic growth worldwide.

          The materials, industrials, information technology and energy sectors all had positive returns during the reporting period. In the materials sector, P.T. Aneka Tambang Tbk. (Aneka) continued to produce stellar returns. Rising demand for commodities in newly industrialized regions, such as China, was a big driver in rising commodity prices during the period and helped Aneka sustain such growth. Among the fund’s industrials stocks, America Latina Logistica S.A., performed well. America Latina Logistica S.A. is a leading rail freight operator in Brazil whose network transports Brazilian agricultural goods from the interior to the country’s ports for export. In the fund’s information technology holdings, Samsung Electronics Co., Ltd. continues to produce solid returns. Samsung became the world’s number one television maker, in particular LCD panels. In the fund’s energy holdings, no particular stock stood out, as the overall sector performed well during the reporting period.

          Detracting from returns were sectors such as consumer discretionary, consumer staples and financials. In the consumer discretionary sector, Kia Motors Corp., the Korean auto manufacturer, continued on its downward trend as its stock depreciated on weaker earnings reports. Another poor performing stock in the consumer discretionary sector was Inventec Appliances Corp., a Taiwanese original device manufacturer specializing in the design and manufacture of MP3 players, Global Positioning Systems (GPS) and wireless handsets. In the consumer staples sector, Brazilian grocery store Cia. Brasileira de Distribuicao Grupo Pao de Acucar, continues to suffer from its restructuring efforts. In the financials sector, banks around the world suffered as sub prime woes left investors jittery and with continued uncertainty over interest rates.

          The fund’s most positive country contributors to performance were India and South Africa. In India, real incomes

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PACIFIC LIFE FUNDS PERFORMANCE DISCUSSION (Continued)

have grown and consumers are now spending money in a way they never have before. In South Africa, commodity stock holdings, mostly platinum and gold, performed extremely well. Political uncertainty surrounding the transition from apartheid to democracy in the 1990s led to a long period of underinvestment, which the country has started to address over the last several years.

          It is important to note that although market conditions may impact our near-term perspective on opportunities, they do not change the way we research companies. In evaluating opportunities around the globe, we continue to apply our long-term oriented, growth investment style. New investments must be in attractive businesses that have sustainable growth or the potential for a dramatic improvement in fundamentals.

PL Managed Bond Fund

Q. How did the fund perform over the year ended March 31, 2007?

A. For the year ended March 31, 2007, the fund’s Class A returned 5.90%*, compared to a 6.59%** return for its benchmark, the Lehman Brothers Aggregate Bond Index.

Performance Comparison

The following graph shows the value as of March 31, 2007 of a $10,000 investment made in Class A shares since the fund began operations. For comparison purposes, the performance of the fund’s benchmark is also shown.

Performance data for Class B and C shares will vary due to differences in fees and sales charges.

Average Annual Total Returns for the Periods Ended March 31, 2007

PL Managed Bond Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	5.90%	5.31%	5.23%
With maximum sales charge***	0.09%	0.31%	4.23%
Lehman Brothers Aggregate
Bond Index**	6.59%
5 Year Total Return:
Without sales charge*	5.46%	4.93%	4.95%
With maximum sales charge***	4.28%	4.59%	4.95%
Lehman Brothers Aggregate
Bond Index**	5.35%
Since Inception (September 28, 2001):
Without sales charge*	4.90%	4.37%	4.38%
With maximum sales charge***	3.83%	4.06%	4.38%
Lehman Brothers Aggregate
Bond Index**	4.88%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. Fixed income assets fared well for the twelve-months ending March 31, 2007, as positive market conditions in the first quarter of 2007 and the second half of 2006 more than offset a difficult environment in the second quarter of 2006. The fund’s benchmark was up 6.59% for the twelve-months ending March 31. The benchmark 10-year Treasury bond yielded 4.65% on March 31, twenty-one basis points lower than on April 1, 2006. Bond markets struggled in the second quarter of 2006 as the Fed completed its tightening cycle, raising rates a total of 0.5% to 5.25%. The economic backdrop in the final two quarters of 2006 was more benign. Interest rates moved lower as the Fed held rates steady four times in a row and oil prices reversed course, helping ease headline inflation pressure. Most interest rates fell and bonds rallied during the first quarter of 2007. The gains came amid rising investor anxiety about potential corrections in riskier asset markets, though some of this anxiety subsided as the quarter drew to a close. Two sparks for the heightened anxiety were a sell-off in Chinese equity markets and the collapse of the subprime mortgage sector in the U.S. Worries grew that these adverse developments would usher in the start of a widening risk aversion in financial and asset markets, with contagion effects on consumer confidence and spending. Since risk premiums and volatility were already at historically low levels and corporate profits as a share of the U.S. economy were near record highs, concern about a snapback seemed justified.

          Prudent diversification and active management in a diversified mix of high quality strategies preserved value in 2006 and the first quarter of 2007 even as expectations of a steeper yield curve and widening risk premiums proved premature. Interest rate strategies anticipating a weaker economy and the Fed easing began to pay off during the last three quarters as we, at PIMCO, positioned the fund appropriately for slower growth in 2007. Above-benchmark

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PACIFIC LIFE FUNDS PERFORMANCE DISCUSSION (Continued)

duration, especially over the last three quarters, was positive for returns as rates fell on weaker economic data. In 2006, an emphasis on shorter maturities detracted from returns as the yield curve flattened for the year, but in the first quarter of 2007, the emphasis on shorter maturities added to returns as yields on this part of the yield curve fell the most, resulting in an overall positive contribution to the fund. An overweight position to high-quality mortgages, and positive security selection, benefited the fund during the last four quarters as strong overseas purchases and low volatility supported the mortgage sector. Additionally, a modest exposure to emerging market bonds contributed to returns as the sector experienced strong capital inflows and continued improvements in credit quality. Exposure to the yen, euro and emerging market currencies also benefited the fund as these currencies gained amid U.S. dollar weakness.

          An underweight position to investment grade corporate bonds detracted from the fund’s performance as corporate bond prices stayed strong, but security selection in the high yield sector was positive and helped to offset some of the loss from being underweight in corporate securities. Small holdings of inflation-protected bonds were negative for fund performance as these issues lost ground to nominal bonds as investor inflation expectations decreased during the year.

          A total target duration above the benchmark is a strategy used given the prospects for a slowing economy and downward pressure on real rates.

PL Inflation Managed Fund

Q. How did the fund perform over the year ended March 31, 2007?

A. For the year ended March 31, 2007, the fund’s Class A returned 4.15%*, compared to a 5.30%** return for its benchmark, the Lehman Brothers Global Real: U.S. TIPS Index (Lehman Brothers U.S. TIPS Index).

Performance Comparison

The following graph shows the value as of March 31, 2007 of a $10,000 investment made in Class A shares since the fund began operations. For comparison purposes, the performance of the fund’s benchmark is also shown. Performance data for Class B and C shares will vary due to differences in fees and sales charges.

Average Annual Total Returns for the Periods Ended March 31, 2007

PL Inflation Managed Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	4.15%	3.57%	3.56%
With maximum sales charge***	-1.56%	-1.43%	2.56%
Lehman Brothers
Global Real: U.S. TIPS Index**	5.30%
3 Year Total Return:
Without sales charge*	1.88%	1.35%	1.33%
With maximum sales charge***	-0.03%	0.13%	1.33%
Lehman Brothers
Global Real: U.S. TIPS Index**	2.98%
Since Inception (December 31, 2002):
Without sales charge*	4.59%	4.04%	4.04%
With maximum sales charge***	3.21%	3.63%	4.04%
Lehman Brothers
Global Real: U.S. TIPS Index**	5.28%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. Fixed income assets, including TIPS, gained over the twelve-months ending March 31, 2007. As of March 31, 2007, ten-year TIPS yielded 2.36% above inflation, fifteen basis points higher than a year earlier. TIPS struggled in the second quarter of 2006, as did most domestic fixed income assets, as the U.S. economy continued to strengthen and the Fed raised rates twice. The economic backdrop in the final two quarters of 2006 and the first quarter of 2007 showed signs of slowing growth, which accelerated in 2007 due to market anxieties sparked by a sell-off in Chinese equity markets and the collapse of the sub prime mortgage sector in the U.S. Worries grew that these adverse developments would usher in the start of a widening risk aversion in financial and asset markets, with contagious effects on consumer confidence and spending. Since risk premiums and volatility were already at historically low levels and corporate profits as a share of the U.S. economy were near record highs, concern about a snapback seemed justified. As growth slowed, real interest rates generally moved lower, which was positive for TIPS. Inflation expectations, as reflected by breakeven inflation or the difference between nominal and real yields, also declined over the year, although it did rebound somewhat in the first quarter of 2007. Nonetheless, this overall decline in breakeven inflation caused TIPS to underperform nominal Treasuries for the preceding twelve-month period. The Fed held rates steady six times in a row following the end of a protracted tightening cycle in which the central bank boosted the Federal Funds rate seventeen straight times between June 2004 and June 2006. The Fed stayed on hold throughout the period, however, since there was no substantial evidence that the housing downturn had flowed through to employment and personal consumption.

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PACIFIC LIFE FUNDS PERFORMANCE DISCUSSION (Continued)

          PIMCO’s diversified mix of higher quality strategies enhanced value over the preceding twelve-months even though our expectations of a steeper yield curve and widening risk premiums proved premature. The fund benefited from tactical adjustments and holdings in non-index securities, such as nominal Treasury bonds, emerging markets and non U.S. holdings with an emphasis on European bonds. Above benchmark duration during the period was negative for returns as real yields rose for the year. An emphasis on short maturity U.S. nominal bonds was positive as the markets anticipated a Fed easing due to slower growth, while an emphasis on shorter maturity TIPS was negative for performance as yields on these securities rose more than yields on longer-term TIPS. An emphasis on mortgages provided incremental yield that contributed to the fund’s performance. A small allocation to corporate bonds also added value as their relatively higher coupons mitigated the impact of rising real rates. Emerging markets bonds benefited from improving economic fundamentals and continued credit quality upgrades, and the fund’s allocation to these securities was positive for performance. Modest holdings of the yen, euro and emerging market currencies added to performance as these currencies gained versus the dollar.

          A total target duration above the benchmark is a strategy used given the prospects for a slowing economy and downward pressure on real rates.

PL Comstock Fund

Q. How did the fund perform over the year ended March 31, 2007?

A. For the year ended March 31, 2007, the fund’s Class A returned 13.21%*, compared to a 16.83%** return for the Russell 1000 Value Index (the fund’s primary benchmark) and a 11.82%** return for the S&P 500 Index (the fund’s secondary benchmark.)

Performance Comparison

The following graph shows the value as of March 31, 2007 of a $10,000 investment made in Class A shares since the fund began operations. For comparison purposes, the performance of the fund’s benchmarks is also shown.

Performance data for Class B and C shares will vary due to differences in fees and sales charges.

Average Annual Total Returns for the Periods Ended March 31, 2007

PL Comstock Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	13.21%	12.49%	12.58%
With maximum sales charge***	7.00%	7.49%	11.58%
Russell 1000 Value Index**	16.83%
S&P 500 Index**	11.82%
5 Year Total Return:
Without sales charge*	6.23%	5.68%	5.68%
With maximum sales charge***	5.03%	5.36%	5.68%
Russell 1000 Value Index**	10.25%
S&P 500 Index**	6.26%
Since Inception (September 28, 2001):
Without sales charge*	8.36%	7.81%	7.80%
With maximum sales charge***	7.25%	7.55%	7.80%
Russell 1000 Value Index**	11.51%
S&P 500 Index**	7.70%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. The U.S. stock market’s advance during the twelve-months period ended March 31, 2007 was twice interrupted by periods of amplified price volatility. In the second quarter of 2006, concerns about a U.S.-led global economic slowdown, rising inflation, high oil prices and monetary tightening by the FOMC drove the market into negative territory. The market recovered by August and returned to a steady climb for the remainder of the year. However, at the end of February 2007, the stock markets again encountered significant turbulence. A major sell-off in China’s equity market, difficulties in the U.S. subprime mortgage market and comments made by former Fed Chairman Alan Greenspan provoked a renewed sense of risk aversion among investors. Stocks turned upward toward the end of the reporting period, but did not fully rebound to their February high.

          Nonetheless, all sectors within the S&P 500 Index had positive returns for the period under review, with the utilities, telecommunication services and materials sectors producing the highest returns. The information technology sector registered the smallest gain.

          The three primary areas of outperformance for the fund relative to the benchmark were the consumer discretionary, information technology and consumer staples sectors. Within the consumer discretionary sector, several of the fund’s holdings in the media industry, especially cable television providers, saw improved performance after a multi-year slump. An underweight position in the information technology sector reduced the fund’s exposure to the sector’s anemic returns during the period. Two strong performing consumer staples stocks, which were not represented in the benchmark but were held in the fund, further bolstered the fund’s relative performance.

A-21	See explanation of symbols and references on A-24

PACIFIC LIFE FUNDS PERFORMANCE DISCUSSION (Continued)

          In contrast, the energy sector detracted from performance relative to the benchmark. The group has performed very well for the past two years amid high oil prices, but expensive valuations, in our view, have kept the fund from investing meaningfully in energy stocks. Similarly, a significant underweight position versus the benchmark in the utilities sector dampened fund returns. As with energy stocks, our concerns about what we, at Van Kampen, believe to be lofty valuations among many utilities stocks have resulted in their meager representation within the fund. During the period, the sector performed well relative to the broad market due to some well received M&A announcements and attractive yields relative to fixed income securities’ yields.

          We continue to seek stocks with reasonable valuations relative to our assessment of fair value. During the period, we did not make any major changes to the fund’s long-term positioning, which could be described as “defensive”—that is, having greater exposure to those companies whose earnings growth does not depend on the economic cycle—with notable weights in healthcare, consumer discretionary and consumer staples stocks. The financials sector remained the fund’s largest sector weight. All sector weights are driven by the greater valuation opportunities presented by individual companies within these sectors and are not based on economic or market forecasts.

PL Mid-Cap Growth Fund

Q. How did the fund perform over the year ended March 31, 2007?

A. For the year ended March 31, 2007, the fund’s Class A returned 2.64%*, compared to a 6.90%** return for its benchmark, the Russell Midcap Growth Index.

Performance Comparison

The following graph shows the value as of March 31, 2007 of a $10,000 investment made in Class A shares since the fund began operations. For comparison purposes, the performance of the fund’s benchmark is also shown. Performance data for Class B and C shares will vary due to differences in fees and sales charges.

Average Annual Total Returns for the Periods Ended March 31, 2007

PL Mid-Cap Growth Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	2.64%	2.03%	2.13%
With maximum sales charge***	-3.01%	-2.61%	1.20%
Russell Midcap Growth Index**	6.90%
5 Year Total Return:
Without sales charge*	3.78%	3.29%	3.27%
With maximum sales charge***	2.61%	2.95%	3.27%
Russell Midcap Growth Index**	9.45%
Since Inception (September 28, 2001):
Without sales charge*	5.89%	5.39%	5.37%
With maximum sales charge***	4.81%	5.10%	5.37%
Russell Midcap Growth Index**	13.02%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. Over the twelve-months ended March 31, 2007, the U.S. equity markets advanced despite significant volatility. The markets were in positive territory at the beginning of the reporting period, but investors grappled with mounting pressures in the form of sustained high oil prices, rising interest rates, and evidence of a slowing housing market. These anxieties ignited a market sell-off following the FOMC’s sixteenth and seventeenth consecutive Federal Funds rate increases in May and June, respectively. Although many market sectors declined during this period, the energy sector profited as oil prices reached record levels in July. Lower-than-expected second quarter reported GDP growth data further indicated a decline in the economy. However, by August, the U.S. equity market rebounded following the Fed’s decision to pause its monetary tightening. Oil prices began to recede around this time, which bolstered consumer retail spending during the third quarter and carried through the fourth quarter. Despite growing evidence of a softening of the housing market and moderating growth of the overall economy, the market overall continued to progress at a steady pace through the end of the year.

          The equity market stayed in positive territory through January and most of February as M&A continued to be strong, stock buybacks and dividend increases sustained positive sentiment for stocks, corporate earnings reports were still met or exceeded expectations and company balance sheets remained healthy. However, this upward momentum was abruptly halted on February 27th when a market sell-off in China occurred following news of tightening credit standards. This decline had a negative impact across the global markets, including in the U.S. Around this time, unexpected comments regarding the possibility of a U.S. recession made by former Fed Chairman Alan Greenspan and reported difficulties in the U.S. sub-prime mortgage markets further eroded investor sentiment. In March, the markets began to regain some lost ground but remained below their previous highs at the end of the period.

A-22	See explanation of symbols and references on A-24

PACIFIC LIFE FUNDS PERFORMANCE DISCUSSION (Continued)

          For the twelve-month period ended March 31, 2007, the fund underperformed the benchmark due to stock selection, even though sector allocation decisions did help to mitigate the effect that selection had on total returns.

          The sectors that contributed the least to performance relative to the benchmark were financial services, consumer discretionary, and materials and processing. Within the financial services sector, an underweight allocation and security selection in the investment management and miscellaneous financials industries detracted from performance. Additionally, the fund’s avoidance of real estate investment trusts (REITs) further diminished returns. In the consumer discretionary sector, stock selection within the commercial services and casinos and gambling segments, coupled with a missed opportunity in cable televisions services, turned out to be detrimental. These decisions offset the benefits provided by a large sector overweight and the fund’s investment in radio and television broadcasters, and hotel/motel companies. An avoidance of metal fabricating stocks in the materials and processing sector was disadvantageous to relative performance, as was the fund’s underweight position in the sector. The fund’s underweighting in steel companies further deteriorated relative returns. Another sector that significantly dampened relative performance was energy, due to stock selection in crude oil producers.

          Despite these detractors from relative performance, there were several sectors that contributed positively to returns. Among these was the technology sector, where investment in semiconductors and computer services software companies had a favorable impact on performance, as did an avoidance of computer technology firms. Furthermore, the sector’s underweight allocation within the fund also helped. Security selection within the multi-industry sector (which includes conglomerates) added to relative returns. Finally, the fund’s holding of tobacco companies in the consumer staples sector bolstered performance.

          For the year, the consumer discretionary sector represented the largest sector weight and overweight in the fund, followed by the healthcare and financial services sectors. The healthcare and financial services sectors were underweight relative to the benchmark.

          The investment team looks for high quality growth companies that have these attributes: sustainable competitive advantage, business visibility, rising return on invested capital, free cash flow and a favorable risk/reward. We, at Van Kampen, find these companies through intense fundamental research. Our emphasis is on secular growth, and as a result short-term market events are not as meaningful in the stock selection process. It is our goal to hold a portfolio of high quality growth stocks we believe will perform well regardless of the market environment. We continue to favor companies that have some uniqueness or dynamic competitive advantage in their business model, with a high quality stream of cash flow and the ability to redeploy capital at a high rate of return.

PL Real Estate Fund

Q. How did the fund perform over the year ended March 31, 2007?

A. For the year ended March 31, 2007, the fund’s Class A returned 24.19%*, compared to a 21.79%** return for its benchmark, the FTSE National Association of Real Estate Investment Trusts (NAREIT) U.S. Real Estate Index.

Performance Comparison

The following graph shows the value as of March 31, 2007 of a $10,000 investment made in Class A shares since the fund began operations. For comparison purposes, the performance of the fund’s benchmark is also shown. Performance data for Class B and C shares will vary due to differences in fees and sales charges.

Average Annual Total Returns for the Periods Ended March 31, 2007

PL Real Estate Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	24.19%	23.53%	23.42%
With maximum sales charge***	17.36%	18.53%	22.42%
FTSE NAREIT U.S.
Real Estate Index**	21.79%
Since Inception (December 31, 2004):
Without sales charge*	24.64%	23.98%	23.96%
With maximum sales charge***	21.55%	22.61%	23.96%
FTSE NAREIT U.S.
Real Estate Index**	22.11%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. The twelve-month period ended March 31, 2007 was positive for both the direct real estate market as well as the public real estate securities market REITs. The REIT sector continued to benefit from favorable fund flows, as both retail and institutional investors increased allocations to real estate securities. Meanwhile, ongoing improvement in underlying real estate values contributed to and supported rising REIT share

A-23	See explanation of symbols and references on A-24

PACIFIC LIFE FUNDS PERFORMANCE DISCUSSION (Continued)

prices. Numerous private takeover transactions of public real estate companies at premiums demonstrated the strong underlying value of these companies’ properties and provided evidence of the strong demand for real estate.

          During the period under review, each of the major sectors provided strong performance. The retail sector significantly outperformed the benchmark, as mall stocks significantly outperformed and the strip shopping centers performed in line with the benchmark. The office sector also outperformed, driven largely by strong prices for individual transactions as well as ongoing takeover activity and speculation. On the negative side, apartment stocks significantly underperformed due to concerns that cash flow growth might decelerate, as well as weakness in the condo and housing markets and its potential impact on the apartment companies. Among the smaller sectors, healthcare REITs materially outperformed the benchmark, self-storage REITs underperformed the benchmark, and hotel REITs performed in line with the benchmark.

          Stock selection was the largest contributor to the fund’s outperformance, and sector allocation was also beneficial. Stock selection was favorable in every sector except industrial and healthcare, with the most significant contributions generated in the hotel, office and mall sectors. From a sector allocation perspective, the largest contributors came from overweight positions in the mall and hotel sectors. The largest detractors were an underweight position in the healthcare sector and an overweight position in the manufactured home communities sector.

          We, at Van Kampen, maintain our core investment philosophy as a real estate value investor. This results in the ownership of stocks that, in our opinion, will provide the best valuation relative to their underlying real estate values. Our company specific research leads us to specific preferences for sub-segments within each property sector. Current top-down preferences include overweighting of companies that are focused in the ownership of upscale urban hotels, coastal apartments, high quality retail assets and Class A office properties in central business district locations, and underweighting companies concentrated in the ownership of strip shopping centers and industrial properties.

          We believe strongly in the merits of including REITs in a diversified long-term portfolio. REITs have historically provided compelling diversification opportunities, as their performance has not been highly correlated to stocks or bonds.

Explanation of Symbols and References

*

The total return for each fund (including the 7-day yield for PL Money Market Fund) includes reinvestment of all dividends and capital gain distributions, if any, and does not include deductions of any applicable sales charges. Past performance is not predictive of future performance.

**

This index is unmanaged and does not reflect any fees or expenses. Results include reinvested dividends. Sources for indices: Lipper Analytical Services, except for Lehman Brothers Global Real: U.S. TIPS Index (Bloomberg) and the FTSE National Association of Real Estate Investment Trusts(NAREIT) U.S. Real Estate Index (Ibbottson).

***

Performance figures for each class reflect the deduction of any applicable maximum front-end sales charge at the time of investment, and reflect any applicable contingent deferred sales charge that would be deducted upon redemption at the end of the period presented.

(1)

The composite benchmarks are composed using the four broad-based indices presented on page A-3 of this report. The percentage amounts of each broad-based index within each composite benchmark are based on each fund’s target asset class allocations in effect during the applicable period. The percentages attributed to a broad-based index within a composite benchmark will change if a fund’s target asset class allocations change.

PACIFIC LIFE FUNDS (1)
DISCLOSURE OF FUND EXPENSES
(Unaudited)

          We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees, distribution and service fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

ACTUAL EXPENSES

          The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable adviser reimbursement and fee waivers. The “Ending Account Value at 03/31/07” column is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 10/01/06-03/31/07” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past 6-month period from October 1, 2006 to March 31, 2007.

          You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 10/01/06-03/31/07” column.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable adviser reimbursement and fee waivers. It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

          You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

	Beginning Account Value at 10/01/06	Ending Account Value at 03/31/07	Annualized Expense Ratio	Expenses Paid During the Period (2) 10/01/06 - 03/31/07

PL Portfolio Optimization Conservative

Actual Fund Return
Class A	$1,000.00	$1,032.70	0.01%	$0.05
Class B	1,000.00	1,029.10	0.64%	3.24
Class C	1,000.00	1,029.20	0.64%	3.24
Class R	1,000.00	1,031.80	0.14%	0.71

Hypothetical
Class A	$1,000.00	$1,024.88	0.01%	$0.05
Class B	1,000.00	1,021.74	0.64%	3.23
Class C	1,000.00	1,021.74	0.64%	3.23
Class R	1,000.00	1,024.23	0.14%	0.71

PL Portfolio Optimization Moderate-Conservative

Actual Fund Return
Class A	$1,000.00	$1,052.20	0.00%	$0.00
Class B	1,000.00	1,049.10	0.63%	3.22
Class C	1,000.00	1,048.90	0.63%	3.22
Class R	1,000.00	1,051.30	0.13%	0.66

Hypothetical
Class A	$1,000.00	$1,024.93	0.00%	$0.00
Class B	1,000.00	1,021.79	0.63%	3.18
Class C	1,000.00	1,021.79	0.63%	3.18
Class R	1,000.00	1,024.28	0.13%	0.66

PL Portfolio Optimization Moderate

Actual Fund Return
Class A	$1,000.00	$1,071.60	0.00%	$0.00
Class B	1,000.00	1,068.40	0.63%	3.25
Class C	1,000.00	1,067.70	0.63%	3.25
Class R	1,000.00	1,070.80	0.15%	0.77

Hypothetical
Class A	$1,000.00	$1,024.93	0.00%	$0.00
Class B	1,000.00	1,021.79	0.63%	3.18
Class C	1,000.00	1,021.79	0.63%	3.18
Class R	1,000.00	1,024.18	0.15%	0.76

PL Portfolio Optimization Moderate-Aggressive

Actual Fund Return
Class A	$1,000.00	$1,087.00	0.00%	$0.00
Class B	1,000.00	1,084.10	0.63%	3.27
Class C	1,000.00	1,085.10	0.63%	3.28
Class R	1,000.00	1,087.00	0.13%	0.68

Hypothetical
Class A	$1,000.00	$1,024.93	0.00%	$0.00
Class B	1,000.00	1,021.79	0.63%	3.18
Class C	1,000.00	1,021.79	0.63%	3.18
Class R	1,000.00	1,024.28	0.13%	0.66

B-1	See explanation of references on page B-3

PACIFIC LIFE FUNDS (1)
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

	Beginning Account Value at 10/01/06	Ending Account Value at 03/31/07	Annualized Expense Ratio	Expenses Paid During the Period (2) 10/01/06 - 03/31/07

PL Portfolio Optimization Aggressive

Actual Fund Return
Class A	$1,000.00	$1,103.90	0.00%	$0.00
Class B	1,000.00	1,101.30	0.63%	3.30
Class C	1,000.00	1,100.50	0.63%	3.30
Class R	1,000.00	1,103.00	0.16%	0.84

Hypothetical
Class A	$1,000.00	$1,024.93	0.00%	$0.00
Class B	1,000.00	1,021.79	0.63%	3.18
Class C	1,000.00	1,021.79	0.63%	3.18
Class R	1,000.00	1,024.13	0.16%	0.81

PL Money Market Fund

Actual Fund Return
Class A	$1,000.00	$1,022.30	0.95%	$4.79

Hypothetical
Class A	$1,000.00	$1,020.19	0.95%	$4.78

PL International Value Fund

Actual Fund Return
Class A	$1,000.00	$1,145.30	1.52%	$8.13
Class B	1,000.00	1,141.70	2.15%	11.48
Class C	1,000.00	1,142.70	2.15%	11.49

Hypothetical
Class A	$1,000.00	$1,017.35	1.52%	$7.64
Class B	1,000.00	1,014.21	2.15%	10.80
Class C	1,000.00	1,014.21	2.15%	10.80

PL Large-Cap Value Fund

Actual Fund Return
Class A	$1,000.00	$1,076.40	1.52%	$7.87
Class B	1,000.00	1,072.90	2.15%	11.11
Class C	1,000.00	1,073.10	2.15%	11.11

Hypothetical
Class A	$1,000.00	$1,017.35	1.52%	$7.64
Class B	1,000.00	1,014.21	2.15%	10.80
Class C	1,000.00	1,014.21	2.15%	10.80

PL Short Duration Bond Fund

Actual Fund Return
Class A	$1,000.00	$1,018.00	1.27%	$6.39
Class B	1,000.00	1,015.30	1.90%	9.55
Class C	1,000.00	1,014.90	1.90%	9.54

Hypothetical
Class A	$1,000.00	$1,018.60	1.27%	$6.39
Class B	1,000.00	1,015.46	1.90%	9.55
Class C	1,000.00	1,015.46	1.90%	9.55

PL Growth LT Fund

Actual Fund Return
Class A	$1,000.00	$1,081.20	1.42%	$7.37
Class B	1,000.00	1,078.90	2.05%	10.63
Class C	1,000.00	1,079.10	2.05%	10.63

Hypothetical
Class A	$1,000.00	$1,017.85	1.42%	$7.14
Class B	1,000.00	1,014.71	2.05%	10.30
Class C	1,000.00	1,014.71	2.05%	10.30

	Beginning Account Value at 10/01/06	Ending Account Value at 03/31/07	Annualized Expense Ratio	Expenses Paid During the Period (2) 10/01/06 - 03/31/07

PL Mid-Cap Value Fund

Actual Fund Return
Class A	$1,000.00	$1,115.20	1.52%	$8.02
Class B	1,000.00	1,111.40	2.15%	11.32
Class C	1,000.00	1,111.50	2.15%	11.32

Hypothetical
Class A	$1,000.00	$1,017.35	1.52%	$7.64
Class B	1,000.00	1,014.21	2.15%	10.80
Class C	1,000.00	1,014.21	2.15%	10.80

PL Large-Cap Growth Fund

Actual Fund Return
Class A	$1,000.00	$1,061.90	1.62%	$8.33
Class B	1,000.00	1,057.80	2.25%	11.54
Class C	1,000.00	1,059.10	2.25%	11.55

Hypothetical
Class A	$1,000.00	$1,016.85	1.62%	$8.15
Class B	1,000.00	1,013.71	2.25%	11.30
Class C	1,000.00	1,013.71	2.25%	11.30

PL International Large-Cap Fund

Actual Fund Return
Class A	$1,000.00	$1,114.20	1.72%	$9.07
Class B	1,000.00	1,111.60	2.35%	12.37
Class C	1,000.00	1,111.60	2.35%	12.37

Hypothetical
Class A	$1,000.00	$1,016.36	1.72%	$8.65
Class B	1,000.00	1,013.21	2.35%	11.80
Class C	1,000.00	1,013.21	2.35%	11.80

PL Small-Cap Growth Fund

Actual Fund Return
Class A	$1,000.00	$1,092.30	1.67%	$8.71
Class B	1,000.00	1,089.90	2.30%	11.98
Class C	1,000.00	1,089.70	2.30%	11.98

Hypothetical
Class A	$1,000.00	$1,016.60	1.67%	$8.40
Class B	1,000.00	1,013.46	2.30%	11.55
Class C	1,000.00	1,013.46	2.30%	11.55

PL Main Street® Core Fund

Actual Fund Return
Class A	$1,000.00	$1,066.80	1.32%	$6.80

Hypothetical
Class A	$1,000.00	$1,018.35	1.32%	$6.64

PL Emerging Markets Fund

Actual Fund Return
Class A	$1,000.00	$1,188.20	1.67%	$9.11

Hypothetical
Class A	$1,000.00	$1,016.60	1.67%	$8.40

B-2	See explanation of references on page B-3

PACIFIC LIFE FUNDS (1)
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

	Beginning Account Value at 10/01/06	Ending Account Value at 03/31/07	Annualized Expense Ratio	Expenses Paid During the Period (2) 10/01/06 - 03/31/07

PL Managed Bond Fund

Actual Fund Return
Class A	$1,000.00	$1,024.70	1.27%	$6.41
Class B	1,000.00	1,021.50	1.90%	9.58
Class C	1,000.00	1,021.70	1.90%	9.58

Hypothetical
Class A	$1,000.00	$1,018.60	1.27%	$6.39
Class B	1,000.00	1,015.46	1.90%	9.55
Class C	1,000.00	1,015.46	1.90%	9.55

PL Inflation Managed Fund

Actual Fund Return
Class A	$1,000.00	$1,005.50	1.27%	$6.35
Class B	1,000.00	1,002.80	1.90%	9.49
Class C	1,000.00	1,002.70	1.90%	9.49

Hypothetical
Class A	$1,000.00	$1,018.60	1.27%	$6.39
Class B	1,000.00	1,015.46	1.90%	9.55
Class C	1,000.00	1,015.46	1.90%	9.55

PL Comstock Fund

Actual Fund Return
Class A	$1,000.00	$1,069.10	1.62%	$8.36
Class B	1,000.00	1,066.00	2.25%	11.59
Class C	1,000.00	1,065.90	2.25%	11.59

Hypothetical
Class A	$1,000.00	$1,016.85	1.62%	$8.15
Class B	1,000.00	1,013.71	2.25%	11.30
Class C	1,000.00	1,013.71	2.25%	11.30

PL Mid-Cap Growth Fund

Actual Fund Return
Class A	$1,000.00	$1,111.30	1.57%	$8.26
Class B	1,000.00	1,107.70	2.20%	11.56
Class C	1,000.00	1,107.90	2.20%	11.56

Hypothetical
Class A	$1,000.00	$1,017.10	1.57%	$7.90
Class B	1,000.00	1,013.96	2.20%	11.05
Class C	1,000.00	1,013.96	2.20%	11.05

PL Real Estate Fund

Actual Fund Return
Class A	$1,000.00	$1,147.80	1.77%	$9.48
Class B	1,000.00	1,144.00	2.40%	12.83
Class C	1,000.00	1,143.80	2.40%	12.83

Hypothetical
Class A	$1,000.00	$1,016.11	1.77%	$8.90
Class B	1,000.00	1,012.96	2.40%	12.04
Class C	1,000.00	1,012.96	2.40%	12.04

(1)	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.

(2)

Expenses paid during the period are equal to the fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 365 days.

B-3

PACIFIC LIFE FUNDS (1)
PL PORTFOLIO OPTIMIZATION CONSERVATIVE (1)
Schedule of Investments
March 31, 2007

	Shares	Value

MUTUAL FUNDS - 98.96%

PL Money Market Fund ‘A’	2,502,072	$2,502,072
PL International Value Fund ‘A’	61,834	889,166
PL Large-Cap Value Fund ‘A’	42,832	558,098
PL Short Duration Bond Fund ‘A’	897,890	8,808,298
PL Growth LT Fund ‘A’ *	42,292	554,020
PL Mid-Cap Value Fund ‘A’ *	49,220	571,935
PL Large-Cap Growth Fund ‘A’ *	58,330	550,049
PL International Large-Cap Fund ‘A’	34,153	568,299
PL Main Street® Core Fund ‘A’	144,721	1,658,506
PL Managed Bond Fund ‘A’	786,937	8,003,146
PL Inflation Managed Fund ‘A’	520,619	5,279,080
PL Comstock Fund ‘A’	58,443	824,636

Total Mutual Funds
(Cost $29,848,758)		30,767,305

TOTAL INVESTMENTS - 98.96%
(COST $29,848,758)		30,767,305

OTHER ASSETS & LIABILITIES, NET - 1.04%		322,764

NET ASSETS - 100.00%		$31,090,069

Note to Schedule of Investments

(a) As of March 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds		71.05%
Affiliated Equity Funds		19.86%
Affiliated Money Market Fund		8.05%

		98.96%
Other Assets & Liabilities, Net		1.04%

		100.00%

PACIFIC LIFE FUNDS(1)
PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE(1)
Schedule of Investments
March 31, 2007

	Shares	Value

MUTUAL FUNDS - 99.70%

PL Money Market Fund ‘A’	3,189,700	$3,189,700
PL International Value Fund ‘A’	338,885	4,873,172
PL Large-Cap Value Fund ‘A’	245,708	3,201,570
PL Short Duration Bond Fund ‘A’	1,380,286	13,540,602
PL Growth LT Fund ‘A’ *	184,092	2,411,610
PL Mid-Cap Value Fund ‘A’ *	343,437	3,990,732
PL Large-Cap Growth Fund ‘A’ *	174,256	1,643,237
PL International Large-Cap Fund ‘A’	290,572	4,835,112
PL Small-Cap Growth Fund ‘A’ *	144,642	1,625,773
PL Main Street Core Fund ‘A’	492,991	5,649,674
PL Managed Bond Fund ‘A’	1,563,125	15,896,983
PL Inflation Managed Fund ‘A’	1,101,352	11,167,707
PL Comstock Fund ‘A’	400,462	5,650,522
PL Mid-Cap Growth Fund ‘A’ *	216,098	2,361,954

Total Mutual Funds
(Cost $75,160,539)		80,038,348

TOTAL INVESTMENTS - 99.70%
(Cost $75,160,539)		80,038,348

OTHER ASSETS & LIABILITIES, NET - 0.30%		242,478

NET ASSETS - 100.00%		$80,280,826

Note to Schedule of Investments

(a) As of March 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds		50.58%
Affiliated Equity Funds		45.15%
Affiliated Money Market Fund		3.97%

		99.70%
Other Assets & Liabilities, Net		0.30%

		100.00%

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-1

PACIFIC LIFE FUNDS (1)
PL PORTFOLIO OPTIMIZATION MODERATE- (1)
Schedule of Investments
March 31, 2007

	Shares	Value

MUTUAL FUNDS - 99.52%

PL International Value Fund ‘A’	1,389,704	$19,983,944
PL Large-Cap Value Fund ‘A’	1,259,453	16,410,673
PL Short Duration Bond Fund ‘A’	3,335,533	32,721,583
PL Growth LT Fund ‘A’ *	1,259,681	16,501,823
PL Mid-Cap Value Fund ‘A’ *	1,970,163	22,893,297
PL Large-Cap Growth Fund ‘A’ *	1,063,640	10,030,124
PL International Large-Cap Fund ‘A’	1,200,519	19,976,640
PL Small-Cap Growth Fund ‘A’ *	890,565	10,009,951
PL Main Street Core Fund ‘A’	2,303,166	26,394,279
PL Emerging Markets Fund ‘A’	1,035,199	13,467,934
PL Managed Bond Fund ‘A’	4,503,844	45,804,092
PL Inflation Managed Fund ‘A’	3,881,872	39,362,179
PL Comstock Fund ‘A’	1,873,738	26,438,443
PL Mid-Cap Growth Fund ‘A’ *	1,786,925	19,531,090
PL Real Estate Fund ‘A’	641,011	9,576,711

Total Mutual Funds
(Cost $302,023,005)		329,102,763

TOTAL INVESTMENTS - 99.52%
(Cost $302,023,005)		329,102,763

OTHER ASSETS & LIABILITIES, NET - 0.48%		1,603,819

NET ASSETS - 100.00%		$330,706,582

Note to Schedule of Investments

(a) As of March 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds		63.87%
Affiliated Fixed Income Funds		35.65%

		99.52%
Other Assets & Liabilities, Net		0.48%

		100.00%

PACIFIC LIFE FUNDS (1)
PL PORTFOLIO OPTIMIZATION MODERATE AGGRESSIVE (1)
Schedule of Investments
March 31, 2007

	Shares	Value

MUTUAL FUNDS - 99.48%

PL International Value Fund ‘A’	2,256,414	$32,447,234
PL Large-Cap Value Fund ‘A’	1,649,889	21,498,050
PL Short Duration Bond Fund ‘A’	1,077,894	10,574,137
PL Growth LT Fund ‘A’ *	1,912,743	25,056,934
PL Mid-Cap Value Fund ‘A’ *	2,432,346	28,263,859
PL Large-Cap Growth Fund ‘A’ *	1,173,007	11,061,457
PL International Large-Cap Fund ‘A’	1,958,334	32,586,681
PL Small-Cap Growth Fund ‘A’ *	1,607,202	18,064,948
PL Main Street Core Fund ‘A’	3,150,671	36,106,691
PL Emerging Markets Fund ‘A’	1,414,803	18,406,584
PL Managed Bond Fund ‘A’	2,766,213	28,132,383
PL Inflation Managed Fund ‘A’	2,438,812	24,729,551
PL Comstock Fund ‘A’	2,313,077	32,637,517
PL Mid-Cap Growth Fund ‘A’ *	2,268,545	24,795,193
PL Real Estate Fund ‘A’	917,901	13,713,443

Total Mutual Funds
(Cost $323,133,210)		358,074,662

TOTAL INVESTMENTS - 99.48%
(Cost $323,133,210)		358,074,662

OTHER ASSETS & LIABILITIES, NET - 0.52%		1,869,623

NET ASSETS - 100.00%		$359,944,285

Note to Schedule of Investments

(a) As of March 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds		81.86%
Affiliated Fixed Income Funds		17.62%

		99.48%
Other Assets & Liabilities, Net		0.52%

		100.00%

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-2

PACIFIC LIFE FUNDS (1)
PL PORTFOLIO OPTIMIZATION AGGRESSIVE (1)
Schedule of Investments
March 31, 2007

	Shares	Value

MUTUAL FUNDS - 99.18%

PL International Value Fund ‘A’	1,146,296	$16,483,738
PL Large-Cap Value Fund ‘A’	821,367	10,702,413
PL Growth LT Fund ‘A’ *	1,173,309	15,370,347
PL Mid-Cap Value Fund ‘A’ *	1,303,699	15,148,978
PL Large-Cap Growth Fund ‘A’ *	526,905	4,968,713
PL International Large-Cap Fund ‘A’	1,021,916	17,004,686
PL Small-Cap Growth Fund ‘A’ *	958,989	10,779,040
PL Main Street Core Fund ‘A’	1,505,396	17,251,833
PL Emerging Markets Fund ‘A’	704,434	9,164,684
PL Comstock Fund ‘A’	1,117,774	15,771,790
PL Mid-Cap Growth Fund ‘A’ *	1,266,989	13,848,192
PL Real Estate Fund ‘A’	486,786	7,272,577

Total Mutual Funds
(Cost $136,264,691)		153,766,991

TOTAL INVESTMENTS - 99.18%
(COST $136,264,691)		153,766,991

OTHER ASSETS & LIABILITIES, NET - 0.82%		1,266,285

NET ASSETS - 100.00%		$155,033,276

Note to Schedule of Investments

(a) As of March 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds		99.18%

		99.18%
Other Assets & Liabilities, Net		0.82%

		100.00%

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-3

PACIFIC LIFE FUNDS (1)
PL MONEY MARKET FUND (1)
Schedule of Investments
March 31, 2007

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 99.88%

Asset-Backed Securities - 1.74%

Ford Credit Auto Owner Trust
5.357% due 12/15/07 ~ “	$242,065	$242,065
General Electric Equipment Midticket LLC
5.301% due 12/15/07 “	124,947	124,947

		367,012

Certificates of Deposit - 3.55%

Royal Bank of Canada NY
5.265% due 12/05/07 §	500,000	499,933
Societe Generale NY
5.265% due 09/21/07 §	250,000	249,976

		749,909

Commercial Paper - 86.50%

Abbott Laboratories
5.230% due 04/25/07	650,000	647,734
American Honda Finance Corp
5.210% due 04/16/07	500,000	498,915
Anheuser-Busch Cos Inc
5.180% due 04/09/07	400,000	399,540
5.200% due 04/05/07	500,000	499,711
Bank of Nova Scotia (Canada)
5.230% due 04/03/07	500,000	499,855
BASF AG (Germany)
5.240% due 04/03/07	350,000	349,898
Becton Dickinson & Co
5.200% due 04/03/07	500,000	499,856
Caterpillar Financial Services Corp
5.250% due 04/10/07	650,000	649,147
Cintas Corp
5.230% due 04/18/07	580,000	578,568
Colgate-Palmolive Co
5.240% due 04/20/07	500,000	498,617
Electricite de France (France)
5.240% due 04/12/07	500,000	499,199
Emerson Electric Co
5.230% due 04/10/07	250,000	249,673
Florida Power & Light Co
5.250% due 04/02/07	660,000	659,904
General Electric Capital Corp
5.220% due 04/16/07	500,000	498,913
Hewlett-Packard Co
5.240% due 04/04/07	350,000	349,847
5.250% due 04/10/07	415,000	414,455
Honeywell International Inc
5.250% due 04/11/07	800,000	798,833
Illinois Tool Works Inc
5.220% due 04/09/07	250,000	249,710
International Business Machines Corp
5.230% due 04/16/07	730,000	728,409
John Deere Capital Corp
5.250% due 04/04/07	875,000	874,617
National Rural Utilities Cooperative Finance Corp
5.260% due 04/25/07	500,000	498,247
New York Life Capital Corp
5.200% due 05/01/07	750,000	746,750
NSTAR
5.230% due 04/05/07	500,000	499,709
PPG Industries Inc
5.240% due 04/03/07	500,000	499,854
Sysco Corp
5.230% due 05/14/07	500,000	496,877
Target Corp
5.240% due 04/09/07	570,000	569,336
The Coca-Cola Co
5.190% due 04/02/07	900,000	899,870
The Southern Co
5.260% due 04/17/07	425,000	424,006
Toyota Motor Credit Corp
5.225% due 04/06/07	900,000	899,348
UBS Finance LLC DE
5.250% due 04/09/07	400,000	399,533
5.280% due 04/02/07	365,000	364,946
United Technologies Corp
5.230% due 05/02/07	500,000	497,748
5.240% due 04/03/07	280,000	279,918
Wal-Mart Stores Inc
5.180% due 04/17/07	730,000	728,319

		18,249,862

Corporate Notes - 4.27%

Allstate Life Global Funding Trusts
5.290% due 04/11/08 §	500,000	500,000
American Honda Finance Corp
5.320% due 02/20/08 ~ §	400,000	400,000

		900,000

U.S. Government Agency Issues - 3.79%

Federal Home Loan Bank
5.250% due 12/26/07	350,000	350,000
5.250% due 02/01/08	450,000	450,000

		800,000

	Shares

Money Market Fund - 0.03%

BlackRock Liquidity Funds Institutional TempFund	5,223	5,223

Total Short-Term Investments
(Amortized Cost $21,072,006)		21,072,006

TOTAL INVESTMENTS - 99.88%
(Amortized Cost $21,072,006)		21,072,006

OTHER ASSETS & LIABILITIES, NET - 0.12%		25,586

NET ASSETS - 100.00%		$21,097,592

Notes to Schedule of Investments

(a) As of March 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Commercial Paper		86.50%
Corporate Notes		4.27%
U.S. Government Agency Issues		3.79%
Certificates of Deposit		3.55%
Asset-Backed Securities		1.74%
Money Market Fund		0.03%

		99.88%
Other Assets & Liabilities, Net		0.12%

		100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-4

PACIFIC LIFE FUNDS (1)
PL INTERNATIONAL VALUE FUND (1)
Schedule of Investments
March 31, 2007

	Shares	Value

COMMON STOCKS - 96.88%

Australia - 4.51%

BHP Billiton Ltd +	16,600	$402,101
Coles Group Ltd +	32,100	421,428
Macquarie Airports Ltd +	200,473	646,470
National Australia Bank Ltd +	25,000	815,309
QBE Insurance Group Ltd +	29,790	758,759
Zinifex Ltd +	41,600	529,461

		3,573,528

Austria - 1.58%

OMV AG +	6,846	432,901
voestalpine AG +	11,300	819,933

		1,252,834

Belgium - 1.66%

Fortis +	24,600	1,125,008
KBC Groep NV +	1,527	190,158

		1,315,166

Bermuda - 0.49%

Orient Overseas International Ltd +	42,000	389,081

Canada - 4.39%

Bombardier Inc ‘B’ *	62,200	251,063
EnCana Corp (TSE)	11,300	571,607
Gerdau Ameristeel Corp	45,200	535,588
Husky Energy Inc	4,000	279,463
ING Canada Inc	6,100	273,536
IPSCO Inc	1,716	225,258
Nexen Inc	7,914	484,780
Royal Bank of Canada	8,360	416,371
Teck Cominco Ltd ‘B’	6,300	439,227

		3,476,893

Denmark - 0.91%

Carlsberg AS ‘B’ +	6,650	722,459

Finland - 0.96%

Nokia OYJ * +	22,600	520,749
Stora Enso OYJ ‘R’ +	14,000	243,159

		763,908

France - 12.16%

Air France-KLM +	8,400	384,201
BNP Paribas +	14,408	1,507,002
Compagnie Generale des Etablissements
Michelin ‘B’ +	7,725	854,097
Credit Agricole SA +	20,762	811,526
France Telecom SA +	19,100	506,127
Renault SA +	13,194	1,546,307
Sanofi-Aventis +	13,601	1,183,476
Societe Generale +	7,039	1,217,104
Total SA +	23,256	1,624,678

		9,634,518

Germany - 11.16%

Allianz AG +	7,310	1,495,548
BASF AG +	11,100	1,249,046
DaimlerChrysler AG +	5,000	409,075
Deutsche Lufthansa AG +	33,900	921,076
Deutsche Telekom AG +	13,100	216,929
E.ON AG +	9,832	1,338,464

Epcos AG +	11,573	201,670
Muenchener Rueckversicherungs AG +	9,061	1,534,422
RWE AG +	10,583	1,118,784
TUI AG +	14,280	353,026

		8,838,040

Greece - 0.40%

Public Power Corp SA +	12,800	313,679

Hong Kong - 0.73%

Sino Land Co Ltd +	269,300	578,144

Italy - 3.43%

Banco Popolare di Verona e Novara SCRL +	7,600	236,709
Buzzi Unicem SPA +	12,000	365,621
ENI SPA +	41,589	1,353,381
Fondiaria-Sai SPA +	8,700	400,239
Fondiaria-Sai SPA RNC +	4,600	167,113
Italcementi SPA +	6,500	195,207

		2,718,270

Japan - 22.07%

Aisin Seiki Co Ltd	5,800	202,613
Alps Electric Co Ltd +	27,500	321,127
Canon Inc +	7,800	418,815
Cosmo Oil Co Ltd +	26,000	108,540
Dainippon Ink & Chemicals Inc +	124,000	491,192
EDION Corp +	20,400	283,457
Honda Motor Co Ltd +	26,700	930,379
Isuzu Motors Ltd +	125,000	626,399
Itochu Corp +	19,000	187,647
Japan Tobacco Inc +	161	789,272
JFE Holdings Inc +	27,900	1,647,415
Kyushu Electric Power Co Inc	4,200	119,380
Leopalace21 Corp +	7,200	237,731
Mitsubishi Chemical Holdings Corp +	50,500	429,163
Mitsubishi Corp +	13,400	309,340
Mitsubishi UFJ Financial Group Inc +	19	214,068
Mitsui Chemicals Inc +	42,000	365,973
Mitsui OSK Lines Ltd +	84,000	930,079
Nippon Mining Holdings Inc +	51,000	437,111
Nippon Telegraph & Telephone Corp +	174	919,137
Nissan Motor Co Ltd +	68,500	731,813
Oki Electric Industry Co Ltd * +	64,000	123,000
ORIX Corp +	4,680	1,214,293
Rengo Co Ltd +	19,000	107,563
Seiko Epson Corp +	5,800	170,298
Sharp Corp +	47,000	903,796
Sumitomo Heavy Industries Ltd +	5,000	49,632
Sumitomo Mitsui Financial Group Inc +	146	1,321,810
The Tokyo Electric Power Co Inc +	25,000	853,400
Toshiba Corp +	107,000	712,475
Toyota Motor Corp +	20,800	1,332,051

		17,488,969

Netherlands - 6.90%

ABN AMRO Holding NV +	26,537	1,143,431
Arcelor Mittal +	20,800	1,114,141
Buhrmann NV +	19,500	261,907
European Aeronautic Defence & Space Co NV +	23,531	731,467
ING Groep NV CVA +	41,021	1,735,469
Wolters Kluwer NV +	16,048	481,445

		5,467,860

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-5

PACIFIC LIFE FUNDS (1)
PL INTERNATIONAL VALUE FUND (1)
Schedule of Investments (Continued)
March 31, 2007

	Shares	Value

Singapore - 0.29%

Neptune Orient Lines Ltd +	107,000	$228,263

Spain - 1.13%

Repsol YPF SA +	26,529	893,934

Sweden - 1.38%

Nordea Bank AB +	32,900	525,613
Svenska Cellulosa AB ‘B’ +	10,600	567,483

		1,093,096

Switzerland - 1.73%

Credit Suisse Group +	16,879	1,215,097
Novartis AG +	2,727	152,347

		1,367,444

United Kingdom - 21.00%

AstraZeneca PLC +	21,522	1,160,229
Aviva PLC +	64,437	952,114
BAE Systems PLC +	93,326	845,994
Barclays PLC +	87,383	1,239,065
BP PLC +	82,498	891,695
British Energy Group PLC * +	27,500	264,086
Centrica PLC +	73,900	563,801
Friends Provident PLC +	143,939	545,869
GlaxoSmithKline PLC +	19,600	541,022
Greene King PLC +	23,320	506,169
HBOS PLC +	55,441	1,146,202
Home Retail Group +	41,200	361,562
J. Sainsbury PLC +	110,071	1,190,889
Marston’s PLC +	53,696	466,562
Rio Tinto PLC +	2,967	169,427
Royal Dutch Shell PLC ‘A’ +	33,035	1,099,037
Taylor Woodrow PLC +	68,000	655,510
The Royal Bank of Scotland Group PLC +	39,033	1,528,079
Vodafone Group PLC +	599,171	1,602,097
Xstrata PLC +	17,690	908,519

		16,637,928

Total Common Stocks
(Cost $64,835,323)		76,754,014

TOTAL INVESTMENTS - 96.88%
(Cost $64,835,323)		76,754,014

OTHER ASSETS & LIABILITIES, NET - 3.12%		2,469,169

NET ASSETS - 100.00%		$79,223,183

Notes to Schedule of Investments

(a) As of March 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	31.80%
Materials & Processing	12.06%
Autos & Transportation	11.97%
Utilities	9.87%
Integrated Oils	8.06%
Consumer Discretionary	4.11%
Health Care	3.83%
Consumer Staples	3.64%
Multi-Industry	3.28%
Technology	3.12%
Producer Durables	2.88%
Energy	2.26%

96.88%
Other Assets & Liabilities, Net	3.12%

100.00%

(b) As of March 31, 2007, the Fund was diversified by geographical region as a percentage of net assets as follows:

Japan	22.07%
United Kingdom	21.00%
France	12.16%
Germany	11.16%
Netherlands	6.90%
Australia	4.51%
Canada	4.39%
Italy	3.43%
Switzerland	1.73%
Belgium	1.66%
Austria	1.58%
Sweden	1.38%
Spain	1.13%
Finland	0.96%
Denmark	0.91%
Hong Kong	0.73%
Bermuda	0.49%
Greece	0.40%
Singapore	0.29%

96.88%
Other Assets & Liabilities, Net	3.12%

100.00%

(c) Securities with a total aggregate market value of $72,955,128, or 92.09% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

(d) The amount of $79,300 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2007:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

Dow Jones EURO STOXX 50 (06/07)	15	EUR 601,050	$20,639

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

PACIFIC LIFE FUNDS (1)
PL LARGE-CAP VALUE FUND (1)
Schedule of Investments
March 31, 2007

	Shares	Value

COMMON STOCKS - 96.02%

Consumer Discretionary - 17.54%

EchoStar Communications Corp ‘A’ *	18,600	$807,798
Kimberly-Clark Corp	15,200	1,041,048
Liberty Media Corp - Capital ‘A’ *	3,950	436,831
Liberty Media Corp - Interactive ‘A’ *	18,100	431,142
McDonald’s Corp	26,400	1,189,320
Newell Rubbermaid Inc	25,900	805,231
News Corp ‘B’	74,100	1,813,227
Target Corp	11,700	693,342
The Home Depot Inc	22,100	811,954
Time Warner Inc	55,100	1,086,572
Wal-Mart Stores Inc	25,700	1,206,615

		10,323,080

Consumer Staples - 3.72%

Altria Group Inc	24,900	2,186,469

Financial Services - 29.43%

Aflac Inc	18,300	861,198
American Express Co	26,400	1,488,960
American International Group Inc	16,200	1,088,964
Bank of America Corp	23,500	1,198,970
Capital One Financial Corp	19,100	1,441,286
Freddie Mac	11,970	712,095
JPMorgan Chase & Co	30,000	1,451,400
Loews Corp	31,600	1,435,588
Marsh & McLennan Cos Inc	30,800	902,132
Merrill Lynch & Co Inc	15,900	1,298,553
The Bank of New York Co Inc	16,900	685,295
The Chubb Corp	18,180	939,361
The Goldman Sachs Group Inc	3,700	764,531
The Travelers Cos Inc	18,400	952,568
Wachovia Corp	20,161	1,109,863
Wells Fargo & Co	28,700	988,141

		17,318,905

Health Care - 7.69%

Abbott Laboratories	16,600	926,280
Johnson & Johnson	8,900	536,314
Novartis AG ADR (Switzerland)	16,300	890,469
UnitedHealth Group Inc	20,000	1,059,400
WellPoint Inc *	13,700	1,111,070

		4,523,533

Integrated Oils - 6.45%

GlobalSantaFe Corp (Cayman)	15,100	931,368
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	8,500	563,550
Suncor Energy Inc (Canada)	8,200	626,070
Total SA ADR (France)	24,000	1,674,720

		3,795,708

Materials & Processing - 4.77%

Air Products & Chemicals Inc	8,500	628,660
Avery Dennison Corp	12,000	771,120
E.I. du Pont de Nemours & Co	17,500	865,025
Masco Corp	19,700	539,780

		2,804,585

Multi-Industry - 3.70%

General Electric Co	32,300	1,142,128
Textron Inc	11,500	1,032,700

		2,174,828

Producer Durables - 4.39%

Parker-Hannifin Corp	7,540	650,777
The Boeing Co	10,700	951,337
United Technologies Corp	15,100	981,500

		2,583,614

Technology - 7.23%

Comverse Technology Inc*	29,100	621,285
International Business Machines Corp	7,700	725,802
L-3 Communications Holdings Inc	7,100	621,037
Microsoft Corp	21,700	604,779
Nokia OYJ ADR (Finland)	43,800	1,003,896
Raytheon Co	12,900	676,734

		4,253,533

Utilities - 11.10%

Alltel Corp	18,200	1,128,400
AT&T Inc	42,047	1,657,913
Embarq Corp	14,275	804,396
Sempra Energy	21,100	1,287,311
SES GLOBAL SA FDR + (Luxembourg)	10,700	204,833
Sprint Nextel Corp	76,501	1,450,459

		6,533,312

Total Common Stocks
(Cost $46,761,384)		56,497,567

SHORT-TERM INVESTMENT - 3.77%

Money Market Fund - 3.77%

BlackRock Liquidity Funds Institutional TempFund	2,221,241	2,221,241

Total Short-Term Investment
(Cost $2,221,241)		2,221,241

TOTAL INVESTMENTS - 99.79%
(Cost $48,982,625)		58,718,808

OTHER ASSETS & LIABILITIES, NET - 0.21%		120,754

NET ASSETS - 100.00%		$58,839,562

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

PACIFIC LIFE FUNDS (1)
PL LARGE-CAP VALUE FUND (1)
Schedule of Investments (Continued)
March 31, 2007

Notes to Schedule of Investments

(a) As of March 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	29.43%
Consumer Discretionary	17.54%
Utilities	11.10%
Health Care	7.69%
Technology	7.23%
Integrated Oils	6.45%
Materials & Processing	4.77%
Producer Durables	4.39%
Short-Term Investment	3.77%
Consumer Staples	3.72%
Multi-Industry	3.70%

99.79%
Other Assets & Liabilities, Net	0.21%

100.00%

(b) Securities with a total aggregate market value of $204,833, or 0.35% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

PACIFIC LIFE FUNDS (1)
PL SHORT DURATION BOND FUND (1)
Schedule of Investments
March 31, 2007

	Principal
	Amount	Value

CORPORATE BONDS & NOTES - 6.08%

Autos & Transportation - 0.22%

GATX Financial Corp
5.125% due 04/15/10	$150,000	$149,480

Consumer Discretionary - 0.24%

Time Warner Inc
6.750% due 04/15/11	150,000	158,220

Financial Services - 3.93%

American General Finance Corp
4.875% due 05/15/10	250,000	249,176
ANZ Capital Trust Inc
4.484% due 12/15/53 ~	500,000	488,882
Greater Bay Bancorp
5.125% due 04/15/10	100,000	99,593
ING Capital Funding Trust III
8.439% due 12/29/49 §	250,000	276,233
Mizuho JGB Investment LLC
9.870% due 06/30/08 ~ §	300,000	315,840
Morgan Stanley
5.050% due 01/21/11	250,000	249,059
PNC Funding Corp
6.500% due 05/01/08	300,000	301,784
Popular North America Inc
5.200% due 12/12/07	200,000	199,744
Wachovia Capital Trust III
5.800% due 09/15/99 §	100,000	101,281
Waddell & Reed Financial Inc
5.600% due 01/15/11	150,000	150,454
Washington Mutual Inc
8.250% due 04/01/10	200,000	216,211

		2,648,257

Producer Durables - 0.38%

John Deere Capital Corp
5.400% due 04/07/10	250,000	252,668

Utilities - 1.31%

Comcast Corp
5.850% due 01/15/10	250,000	254,788
Cox Communications Inc
4.625% due 01/15/10	150,000	148,067
Deutsche Telekom International Finance BV
(Netherlands)
8.000% due 06/15/10	200,000	216,957
GTE Corp
7.510% due 04/01/09	250,000	260,681

		880,493

Total Corporate Bonds & Notes
(Cost $4,040,969)		4,089,118

U.S. GOVERNMENT AGENCY ISSUES - 42.02%

Fannie Mae
3.250% due 01/28/08 §	1,300,000	1,288,540
4.750% due 02/01/08	1,300,000	1,295,839
5.125% due 09/02/08	10,000,000	10,029,210
6.625% due 09/15/09	1,000,000	1,041,070
Federal Farm Credit Bank
3.125% due 02/01/08	1,000,000	984,002
3.800% due 09/07/07	2,000,000	1,987,740
Federal Home Loan Bank
3.688% due 09/07/07 §	1,000,000	995,830
4.000% due 12/03/07 §	1,000,000	988,496
4.650% due 08/22/08	3,000,000	2,984,496
Freddie Mac
2.550% due 04/19/07	400,000	399,486
4.200% due 12/28/07	1,000,000	993,301
4.480% due 09/19/08	1,000,000	994,093
4.500% due 04/18/07	800,000	799,709
5.000% due 09/17/07	3,500,000	3,496,360

Total U.S. Government Agency Issues
(Cost $28,284,475)		28,278,172

U.S. TREASURY OBLIGATIONS - 34.03%

U.S. Treasury Inflation Protected Securities - 1.08%

1.875% due 07/15/13 ^	110,188	108,785
2.000% due 07/15/14 ^	214,726	212,713
2.375% due 01/15/17 ^	301,059	305,610
2.375% due 01/15/27 ^	100,353	101,212

		728,320

U.S. Treasury Notes - 32.95%

3.125% due 09/15/08	8,000,000	7,820,944
4.375% due 01/31/08	500,000	497,754
4.500% due 02/15/09	1,000,000	997,657
4.875% due 10/31/08	7,200,000	7,217,438
4.875% due 05/15/09	200,000	201,141
4.875% due 08/15/09	4,800,000	4,832,626
4.875% due 08/15/16	600,000	609,703

		22,177,263

Total U.S. Treasury Obligations
(Cost $22,869,632)		22,905,583

	Shares

SHORT-TERM INVESTMENTS - 8.98%

Money Market Funds - 8.98%

BlackRock Liquidity Funds Institutional TempCash	3,023,781	3,023,781
BlackRock Liquidity Funds Institutional TempFund	3,023,781	3,023,781

Total Short-Term Investments
(Cost $6,047,562)		6,047,562

TOTAL INVESTMENTS - 91.11%
(Cost $61,242,638)		61,320,435

OTHER ASSETS & LIABILITIES, NET - 8.89%		5,982,288

NET ASSETS - 100.00%		$67,302,723

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

PACIFIC LIFE FUNDS (1)
PL SHORT DURATION BOND FUND (1)
Schedule of Investments (Continued)
March 31, 2007

Notes to Schedule of Investments

(a) As of March 31, 2007, the Fund was diversified as a percentage of net assets as follows:

U.S. Government Agency Issues	42.02%
U.S. Treasury Obligations	34.03%
Short-Term Investments	8.98%
Corporate Bonds & Notes	6.08%

91.11%
Other Assets & Liabilities, Net	8.89%

100.00%

(b) The amount of $57,475 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2007:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (09/07)	13	$13,000,000	($9,292)
Eurodollar (03/08)	2	2,000,000	(479)
Eurodollar (06/08)	2	2,000,000	(204)
Eurodollar (09/08)	2	2,000,000	(104)
U.S. Treasury 2-Year Note (06/07)	73	14,600,000	(6,252)
U.S. Treasury 5-Year Notes (06/07)	95	9,500,000	(13,619)

Short Futures Outstanding

Eurodollar (06/07)	6	6,000,000	1,630
Eurodollar (12/07)	51	51,000,000	4,790
U.S. Treasury 10-Year Note (06/07)	11	1,100,000	(8,129)
U.S. Treasury 20-Year Bonds (06/07)	36	3,600,000	55,158

			$23,499

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

PACIFIC LIFE FUNDS (1)
PL GROWTH LT FUND (1)
Schedule of Investments
March 31, 2007

	Shares	Value

COMMON STOCKS - 90.92%

Autos & Transportation - 3.89%

Bayerische Motoren Werke AG + (Germany)	8,721	$514,485
C.H. Robinson Worldwide Inc	13,905	663,963
Canadian National Railway Co (Canada)	11,124	491,013
FedEx Corp	3,920	421,126
Quality Distribution Inc *	10,000	86,500
Union Pacific Corp	2,765	280,785

		2,457,872

Consumer Discretionary - 16.39%

Avon Products Inc	12,740	474,692
Best Buy Co Inc	8,410	409,735
eBay Inc *	11,855	392,993
Electronic Arts Inc *	13,500	679,860
Google Inc ‘A’ *	1,825	836,142
Harrah’s Entertainment Inc	6,895	582,283
IAC/InterActiveCorp *	4,345	163,850
Industria de Diseno Textil SA + (Spain)	4,756	297,053
Kimberly-Clark Corp	8,860	606,821
Lamar Advertising Co ‘A’	7,360	463,459
Liberty Global Inc ‘A’ *	6,626	218,194
Liberty Global Inc ‘C’ *	7,036	215,583
Lowe’s Cos Inc	12,610	397,089
LVMH Moet Hennessy Louis Vuitton SA + (France)	2,250	249,909
Melco PBL Entertainment (Macau) Ltd ADR * (Cayman)	4,620	74,567
News Corp ‘A’	21,680	501,242
Nordstrom Inc	19,410	1,027,565
Sony Corp + (Japan)	7,400	373,992
Staples Inc	23,367	603,803
Station Casinos Inc	5,110	442,373
Yahoo! Inc *	42,990	1,345,157

		10,356,362

Consumer Staples - 4.98%

Altria Group Inc	3,095	271,772
Reckitt Benckiser PLC + (United Kingdom)	6,031	314,510
Sysco Corp	9,280	313,942
The Coca-Cola Co	6,480	311,040
The Procter & Gamble Co	26,170	1,652,897
Whole Foods Market Inc	6,325	283,676

		3,147,837

Energy - 4.32%

Apache Corp	4,175	295,173
Nabors Industries Ltd * (Bermuda)	13,790	409,149
NRG Energy Inc *	20,895	1,505,276
Valero Energy Corp	8,020	517,210

		2,726,808

Financial Services - 15.23%

American Express Co	13,235	746,454
American International Group Inc	7,525	505,831
Berkshire Hathaway Inc ‘B’ *	160	582,400
Chicago Mercantile Exchange Holdings Inc ‘A’	500	266,230
Fannie Mae	13,135	716,908
Hudson City Bancorp Inc	21,415	292,957
JPMorgan Chase & Co	42,068	2,035,250
Legg Mason Inc	2,550	240,236
Marsh & McLennan Cos Inc	2,850	83,477
Merrill Lynch & Co Inc	9,960	813,433
Moody’s Corp	3,895	241,724
NewAlliance Bancshares Inc	22,035	357,187
Paychex Inc	11,425	432,665
SLM Corp	9,610	393,049
T. Rowe Price Group Inc	3,990	188,288
The Western Union Co	26,260	576,407
UBS AG (NYSE) (Switzerland)	10,455	621,341
UBS AG (XVTX) + (Switzerland)	8,800	524,761

		9,618,598

Health Care - 11.85%

Amylin Pharmaceuticals Inc *	8,715	325,592
Cardinal Health Inc	8,305	605,850
Celgene Corp *	13,060	685,128
Coventry Health Care Inc *	20,020	1,122,121
CVS/Caremark Corp	31,372	1,071,035
Gilead Sciences Inc *	7,820	598,230
Intuitive Surgical Inc *	2,000	243,140
Manor Care Inc	8,720	474,019
Merck & Co Inc	20,460	903,718
Roche Holding AG + (Switzerland)	8,205	1,457,506

		7,486,339

Integrated Oils - 3.72%

EnCana Corp (Canada)	4,965	251,378
Exxon Mobil Corp	23,210	1,751,195
Hess Corp	6,305	349,738

		2,352,311

Materials & Processing - 5.34%

Archer-Daniels-Midland Co	9,570	351,219
Ball Corp	9,490	435,117
Monsanto Co	11,380	625,445
Precision Castparts Corp	10,685	1,111,774
Shin-Etsu Chemical Co Ltd + (Japan)	2,900	176,446
Syngenta AG * + (Switzerland)	3,537	674,075

		3,374,076

Multi-Industry - 2.39%

General Electric Co	42,630	1,507,397

Producer Durables - 5.68%

BAE Systems PLC + (United Kingdom)	33,206	301,010
Crown Castle International Corp *	17,080	548,780
Emerson Electric Co	7,765	334,594
Lockheed Martin Corp	5,920	574,358
NVR Inc *	330	219,450
The Boeing Co	18,115	1,610,605

		3,588,797

Technology - 13.64%

Adobe Systems Inc *	9,920	413,664
Akamai Technologies Inc *	6,895	344,198
Apple Inc *rø	9,055	841,300
Cisco Systems Inc *	10,280	262,448
Corning Inc *	22,490	511,423
EMC Corp *	58,255	806,832
Hewlett-Packard Co	16,745	672,144
Marvell Technology Group Ltd * (Bermuda)	15,500	260,555
Maxim Integrated Products Inc	8,825	259,455
Nokia OYJ ADR (Finland)	14,295	327,641
Oracle Corp *	28,250	512,173
QUALCOMM Inc	21,765	928,495
Research In Motion Ltd * (Canada)	1,945	265,473
Rockwell Automation Inc	9,465	566,670
Samsung Electronics Co Ltd + (S. Korea)	550	327,923
Texas Instruments Inc	43,650	1,313,865

		8,614,259

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

PACIFIC LIFE FUNDS (1)
PL GROWTH LT FUND (1)
Schedule of Investments (Continued)
March 31, 2007

	Shares	Value

Utilities - 3.49%

America Movil SAB de CV ‘L’ ADR (Mexico)	9,560	$456,872
Level 3 Communications Inc*	62,915	383,782
NeuStar Inc ‘A’ *	13,815	392,899
TXU Corp	15,195	974,000

		2,207,553

Total Common Stocks
(Cost $48,200,657)		57,438,209

	Principal
	Amount

SHORT-TERM INVESTMENTS - 9.29%

U.S. Government Agency Issue - 9.18%

Federal Home Loan Bank
5.000% due 04/02/07	$5,800,000	5,799,194

	Shares

Money Market Funds - 0.11%

BlackRock Liquidity Funds Institutional TempCash	34,046	34,046
BlackRock Liquidity Funds Institutional TempFund	34,046	34,046

		68,092

Total Short-Term Investments
(Cost $5,867,286)		5,867,286

TOTAL INVESTMENTS - 100.21%
(Cost $54,067,943)		63,305,495

OTHER ASSETS & LIABILITIES, NET - (0.21%)		(131,665)

NET ASSETS - 100.00%		$63,173,830

Notes to Schedule of Investments

(a) As of March 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	16.39%
Financial Services	15.23%
Technology	13.64%
Health Care	11.85%
Short-Term Investments	9.29%
Producer Durables	5.68%
Materials & Processing	5.34%
Consumer Staples	4.98%
Energy	4.32%
Autos & Transportation	3.89%
Integrated Oils	3.72%
Utilities	3.49%
Multi-Industry	2.39%

100.21%
Other Assets & Liabilities, Net	(0.21%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with a total aggregate market value of $5,211,670 or 8.25% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

(d) Forward foreign currency contracts outstanding as of March 31, 2007 were as follows:

Contracts		Principal Amount		Net
to Buy or		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Depreciation

Sell	CHF	335,000	06/07	($4,339)
Sell	EUR	95,000	06/07	(2,996)
Sell	EUR	25,000	10/07	(329)
Sell	KRW	6,000,000	08/07	(27)
Sell	KRW	71,000,000	10/07	(555)

				($8,246)

(e) Transactions in written options for the year ended March 31, 2007 were as follows:

	Number of
	Contracts	Premium

Outstanding, March 31, 2006	—	$—
Call Options Written	444	19,773
Put Options Written	134	4,596
Call Options Expired	(429)	(16,869)
Put Options Expired	(134)	(4,596)

Outstanding, March 31, 2007	15	$2,904

(f) Premiums received and value of written options outstanding as of March 31, 2007:

	Number of
Type	Contracts	Premium	Value

Call - CBOT Apple Inc
Strike @ $120.00 exp 4/21/07
Goldman Sachs	15	$2,904	$38

(g) Securities with a market value of $139,365 were segregated with broker(s)/custodian to cover call options written as of March 31, 2007.

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

PACIFIC LIFE FUNDS (1)
PL MID-CAP VALUE FUND (1)
Schedule of Investments
March 31, 2007

	Shares	Value

COMMON STOCKS - 95.48%

Autos & Transportation - 2.60%

Overseas Shipholding Group Inc	14,000	$876,400
YRC Worldwide Inc *	24,360	979,759

		1,856,159

Consumer Discretionary - 18.92%

Belo Corp ‘A’	54,310	1,013,968
CDW Corp	17,600	1,081,168
Cintas Corp	19,500	703,950
Darden Restaurants Inc	27,000	1,112,130
Foot Locker Inc	48,500	1,142,175
Idearc Inc	38,050	1,335,555
Liz Claiborne Inc	35,410	1,517,319
Pacific Sunwear of California Inc *	45,930	956,722
R.H. Donnelley Corp	21,538	1,526,829
Republic Services Inc	26,335	732,640
Royal Caribbean Cruises Ltd (Liberia)	25,970	1,094,895
The Stanley Works	15,740	871,366
The Talbots Inc	18,790	443,820

		13,532,537

Consumer Staples - 7.26%

Coca-Cola Enterprises Inc	76,830	1,555,807
Constellation Brands Inc ‘A’ *	37,600	796,368
Pilgrim’s Pride Corp	26,530	880,531
Smithfield Foods Inc *	38,400	1,150,080
The Kroger Co	28,690	810,493

		5,193,279

Energy - 8.03%

BJ Services Co	35,200	982,080
Foundation Coal Holdings Inc	27,900	958,086
Massey Energy Co	43,980	1,055,080
Smith International Inc	18,310	879,796
Sunoco Inc	14,520	1,022,789
The Williams Cos Inc	29,720	845,831

		5,743,662

Financial Services - 23.31%

A.G. Edwards Inc	14,830	1,025,939
Ameriprise Financial Inc	19,410	1,109,087
Aon Corp	34,400	1,305,824
CBL & Associates Properties Inc REIT	20,310	910,700
Covanta Holding Corp *	38,550	855,039
DST Systems Inc *	12,470	937,744
Hudson City Bancorp Inc	80,250	1,097,820
Huntington Bancshares Inc	38,100	832,485
Lincoln National Corp	19,524	1,323,532
Marshall & Ilsley Corp	17,500	810,425
Mellon Financial Corp	38,980	1,681,597
OneBeacon Insurance Group Ltd (Bermuda)	32,600	815,000
PartnerRe Ltd (Bermuda)	19,996	1,370,526
Protective Life Corp	16,190	713,008
RenaissanceRe Holdings Ltd (Bermuda)	21,540	1,080,016
Willis Group Holdings Ltd (Bermuda)	20,400	807,432

		16,676,174

Health Care - 6.06%

Barr Pharmaceuticals Inc *	19,250	892,237
Hospira Inc *	25,200	1,030,680
Invitrogen Corp *	10,950	696,968
Sepracor Inc *	15,370	716,703
Warner Chilcott Ltd ‘A’ * (Bermuda)	67,600	1,001,156

		4,337,744

Materials & Processing - 6.55%

Ball Corp	19,160	878,486
Cabot Corp	14,550	694,472
Celanese Corp ‘A’	22,720	700,685
Louisiana-Pacific Corp	52,700	1,057,162
Masco Corp	25,700	704,180
USG Corp *	13,900	648,852

		4,683,837

Multi-Industry - 2.88%

Fortune Brands Inc	9,920	781,894
Textron Inc	14,250	1,279,650

		2,061,544

Producer Durables - 5.77%

Dover Corp	27,740	1,353,989
Hubbell Inc ‘B’	25,710	1,240,250
Pitney Bowes Inc	33,740	1,531,459

		4,125,698

Technology - 9.91%

Analog Devices Inc	19,700	679,453
Arrow Electronics Inc *	31,370	1,184,217
Avaya Inc *	61,360	724,662
Flextronics International Ltd * (Singapore)	96,130	1,051,662
Ingram Micro Inc ‘A’ *	59,890	1,156,476
Solectron Corp *	270,770	852,926
Sun Microsystems Inc *	125,740	755,697
Vishay Intertechnology Inc *	48,980	684,740

		7,089,833

Utilities - 4.19%

Alltel Corp	26,426	1,638,412
Citizens Communications Co	90,940	1,359,553

		2,997,965

Total Common Stocks (Cost $62,582,886)		68,298,432

SHORT-TERM INVESTMENTS - 5.44%

Money Market Funds - 5.44%

BlackRock Liquidity Funds Institutional TempCash	681,834	681,834
BlackRock Liquidity Funds Institutional TempFund	3,209,742	3,209,742

		3,891,576

Total Short-Term Investments (Cost $3,891,576)		3,891,576

TOTAL INVESTMENTS - 100.92% (Cost $66,474,462)		72,190,008

OTHER ASSETS & LIABILITIES, NET - (0.92%)		(661,619)

NET ASSETS - 100.00%		$71,528,389

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-13

PACIFIC LIFE FUNDS (1)
PL MID-CAP VALUE FUND (1)
Schedule of Investments (Continued)
March 31, 2007

Note to Schedule of Investments

(a) As of March 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	23.31%
Consumer Discretionary	18.92%
Technology	9.91%
Energy	8.03%
Consumer Staples	7.26%
Materials & Processing	6.55%
Health Care	6.06%
Producer Durables	5.77%
Short-Term Investments	5.44%
Utilities	4.19%
Multi-Industry	2.88%
Autos & Transportation	2.60%

100.92%
Other Assets & Liabilities, Net	(0.92%)

100.00%

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-14

PACIFIC LIFE FUNDS (1)
PL LARGE-CAP GROWTH FUND (1)
Schedule of Investments
March 31, 2007

	Shares	Value

COMMON STOCKS - 97.94%

Consumer Discretionary - 20.91%

Best Buy Co Inc	5,091	$248,034
Coach Inc *	12,436	622,422
eBay Inc *	13,084	433,735
Google Inc ‘A’ *	2,796	1,281,015
Kohl’s Corp *	4,519	346,201
Las Vegas Sands Corp *	6,111	529,274
Monster Worldwide Inc *	7,096	336,137
News Corp ‘A’	21,178	489,635
Nordstrom Inc	7,717	408,538
Polo Ralph Lauren Corp	4,191	369,437
The McGraw-Hill Cos Inc	9,075	570,636
The Walt Disney Co	13,378	460,605
Yahoo! Inc *	12,083	378,077

		6,473,746

Consumer Staples - 1.37%

PepsiCo Inc	6,657	423,119

Energy - 1.82%

XTO Energy Inc	10,250	561,803

Financial Services - 19.16%

Alliance Data Systems Corp *	6,091	375,327
American International Group Inc	6,374	428,460
BlackRock Inc	3,232	505,194
CB Richard Ellis Group Inc ‘A’ *	23,161	791,643
Chicago Mercantile Exchange Holdings Inc ‘A’	1,161	618,186
IntercontinentalExchange Inc *	3,555	434,457
MasterCard Inc ‘A’	3,885	412,742
Morgan Stanley	9,085	715,535
NYSE Group Inc *	3,190	299,063
T. Rowe Price Group Inc	7,834	369,686
The Goldman Sachs Group Inc	4,753	982,112

		5,932,405

Health Care - 16.14%

Abbott Laboratories	14,319	799,000
Baxter International Inc	7,972	419,885
Celgene Corp *	8,700	456,402
CVS/Caremark Corp	23,903	816,048
Genentech Inc *	6,804	558,744
Gilead Sciences Inc *	8,717	666,851
St. Jude Medical Inc *	7,702	289,672
Stryker Corp	8,389	556,358
Thermo Fisher Scientific Inc *	9,281	433,887

		4,996,847

Materials & Processing - 7.17%

Allegheny Technologies Inc	4,414	470,930
Freeport-McMoRan Copper & Gold Inc	9,338	618,082
Monsanto Co	5,626	309,205
Precision Castparts Corp	7,905	822,515

		2,220,732

Producer Durables - 1.47%

The Boeing Co	5,134	456,464

Technology - 27.84%

Adobe Systems Inc *	12,359	515,370
Akamai Technologies Inc *	9,783	488,367
Apple Inc *	12,472	1,158,774
Cisco Systems Inc *	46,309	1,182,269
Cognizant Technology Solutions Corp ‘A’ *	6,685	590,085
Corning Inc *	19,652	446,886
EMC Corp *	27,058	374,753
International Business Machines Corp	9,355	881,802
MEMC Electronic Materials Inc *	8,581	519,837
Microsoft Corp	21,260	592,516
Network Appliance Inc *	19,040	695,341
Oracle Corp *	22,021	399,241
QUALCOMM Inc	18,192	776,071

		8,621,312

Utilities - 2.06%

Comcast Corp ‘A’ *	24,629	639,123

Total Common Stocks (Cost $26,933,290)		30,325,551

TOTAL INVESTMENTS - 97.94% (Cost $26,933,290)		30,325,551

OTHER ASSETS & LIABILITIES, NET - 2.06%		638,638

NET ASSETS - 100.00%		$30,964,189

Note to Schedule of Investments

(a) As of March 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Technology		27.84%
Consumer Discretionary		20.91%
Financial Services		19.16%
Health Care		16.14%
Materials & Processing		7.17%
Utilities		2.06%
Energy		1.82%
Producer Durables		1.47%
Consumer Staples		1.37%

		97.94%
Other Assets & Liabilities, Net		2.06%

		100.00%

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-15

PACIFIC LIFE FUNDS (1)
PL INTERNATIONAL LARGE-CAP FUND (1)
Schedule of Investments
March 31, 2007

	Shares	Value

COMMON STOCKS - 96.48%

Australia - 0.78%

QBE Insurance Group Ltd +	23,971	$610,543

Austria - 0.95%

Erste Bank der Oesterreichischen Sparkassen AG +	9,600	747,733

Bermuda - 0.82%

Li & Fung Ltd +	205,200	641,710

Canada - 0.79%

Canadian National Railway Co	14,020	618,843

Czech Republic - 0.55%

Komercni Banka AS +	2,503	434,817

France - 22.52%

AXA SA +	47,710	2,028,995
Credit Agricole SA +	41,343	1,615,977
Gaz de France SA +	14,970	699,116
L’Air Liquide SA +	5,508	1,340,483
L’Air Liquide SA - Registered * +	3,468	844,008
L’Oreal SA +	6,510	711,053
Legrand SA +	24,250	805,420
LVMH Moet Hennessy Louis Vuitton SA +	19,470	2,162,545
Pernod-Ricard SA +	7,554	1,535,985
Sanofi-Aventis +	13,585	1,182,084
Schneider Electric SA +	17,892	2,280,544
Total SA +	25,480	1,780,048
Vivendi +	16,230	661,470

		17,647,728

Germany - 6.53%

Bayer AG +	26,250	1,680,700
Bayerische Motoren Werke AG +	12,920	762,200
Continental AG +	5,035	650,755
E.ON AG +	14,850	2,021,582

		5,115,237

Indonesia - 0.43%

P.T. Bank Central Asia Tbk +	603,000	335,538

Italy - 1.30%

Assicurazioni Generali SPA +	8,840	376,509
Banca Intesa Sanpaolo SPA +	84,546	642,584

		1,019,093

Japan - 17.60%

Aeon Credit Service Co Ltd +	27,400	459,354
Asahi Glass Co Ltd +	70,000	982,225
Bridgestone Corp +	29,200	580,281
Canon Inc +	30,450	1,634,990
FANUC Ltd +	8,300	769,041
Hirose Electric Co Ltd +	3,200	383,093
Kao Corp +	72,000	2,105,044
Nintendo Co Ltd +	1,700	493,275
Nomura Holdings Inc +	53,900	1,117,481
OMRON Corp +	22,300	598,400
Ricoh Co Ltd +	56,000	1,256,687
Shinsei Bank Ltd +	130,000	621,624
The Shizuoka Bank Ltd +	34,000	360,902
Tokyo Gas Co Ltd +	101,640	564,923
Toyota Motor Corp +	29,100	1,863,591

		13,790,911

Netherlands - 1.24%

TNT NV +	21,130	971,260

Singapore - 1.17%

Singapore Telecommunications Ltd +	424,380	916,221

South Korea - 2.34%

Samsung Electronics Co Ltd +	3,072	1,831,599

Spain - 0.97%

Banco Bilbao Vizcaya Argentaria SA +	30,870	758,021

Sweden - 0.69%

Telefonaktiebolaget LM Ericsson ‘B’ +	146,710	543,895

Switzerland - 15.90%

Actelion Ltd * +	1,890	440,487
Givaudan SA +	890	825,886
Julius Baer Holding AG +	9,382	1,285,811
Nestle SA +	8,274	3,224,201
Roche Holding AG +	15,760	2,799,548
Swiss Reinsurance Co +	17,765	1,625,532
UBS AG +	37,962	2,263,748

		12,465,213

Thailand - 0.41%

Bangkok Bank PCL +	100,270	323,903

United Kingdom - 20.93%

BG Group PLC +	58,180	839,252
BHP Billiton PLC +	31,340	696,334
Diageo PLC +	78,600	1,593,272
GlaxoSmithKline PLC +	70,500	1,946,022
HSBC Holdings PLC +	52,540	920,040
Ladbrokes PLC +	110,657	880,129
NEXT PLC +	14,910	660,370
Reckitt Benckiser PLC +	47,754	2,490,318
Royal Dutch Shell PLC ‘A’ +	35,640	1,185,364
Smiths Group PLC +	54,760	1,106,978
Tesco PLC +	120,647	1,055,857
William Hill PLC +	115,430	1,446,187
WPP Group PLC +	104,350	1,584,420

		16,404,543

United States - 0.56%

Synthes Inc +	3,520	435,838

Total Common Stocks (Cost $59,766,939)		75,612,646

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-16

PACIFIC LIFE FUNDS (1)
PL INTERNATIONAL LARGE-CAP FUND (1)
Schedule of Investments (Continued)
March 31, 2007

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 2.97%

Commercial Paper - 2.97%

Cargill Inc 5.390% due 04/02/07	$2,328,000	$2,327,651

	Shares

Money Market Fund - 0.00%

BlackRock Liquidity Funds Institutional TempCash	177	177

Total Short-Term Investments (Cost $2,327,828)		2,327,828

TOTAL INVESTMENTS - 99.45% (Cost $62,094,767)		77,940,474

OTHER ASSETS & LIABILITIES, NET - 0.55%		431,998

NET ASSETS - 100.00%		$78,372,472

Notes to Schedule of Investments

(a) As of March 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services		21.09%
Consumer Discretionary		14.48%
Consumer Staples		12.63%
Health Care		10.83%
Technology		7.97%
Autos & Transportation		6.95%
Materials & Processing		5.98%
Utilities		5.36%
Producer Durables		4.92%
Integrated Oils		4.86%
Short-Term Investments		2.97%
Multi-Industry		1.41%

		99.45%
Other Assets & Liabilities, Net		0.55%

		100.00%

(b) As of March 31, 2007, the Fund was diversified by geographical region as a percentage of net assets as follows:

France		22.52%
United Kingdom		20.93%
Japan		17.60%
Switzerland		15.90%
Germany		6.53%
United States		3.53%
South Korea		2.34%
Italy		1.30%
Netherlands		1.24%
Singapore		1.17%
Spain		0.97%
Austria		0.95%
Bermuda		0.82%
Canada		0.79%
Australia		0.78%
Sweden		0.69%
Czech Republic		0.55%
Indonesia		0.43%
Thailand		0.41%

		99.45%
Other Assets & Liabilities, Net		0.55%

		100.00%

(c) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d) Securities with a total aggregate market value of $74,993,803, or 95.69% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-17

PACIFIC LIFE FUNDS (1)
PL SMALL-CAP GROWTH FUND (1)
Schedule of Investments
March 31, 2007

	Shares	Value

COMMON STOCKS - 94.60%

Autos & Transportation - 2.41%

Bristow Group Inc *	7,500	$273,375
Heartland Express Inc	20,866	331,352
Hub Group Inc ‘A’ *	14,200	411,658

		1,016,385

Consumer Discretionary - 28.58%

Central Garden & Pet Co *	9,800	144,746
Central Garden & Pet Co ‘A’ *	21,000	308,700
Courier Corp	19,700	769,679
Guitar Center Inc *	9,200	415,104
Hibbett Sports Inc *	14,900	425,991
Houston Wire & Cable Co *	23,100	647,262
Journal Communications Inc ‘A’	50,200	658,122
Korn/Ferry International *	35,900	823,546
LoJack Corp *	33,500	635,830
Monro Muffler Brake Inc	12,100	424,710
MWI Veterinary Supply Inc *	13,300	438,900
Navigant Consulting Inc *	40,000	790,400
RC2 Corp *	13,200	533,148
Ritchie Bros. Auctioneers Inc (Canada)	22,300	1,304,996
Rollins Inc	57,800	1,329,978
Ruby Tuesday Inc	11,600	331,760
The Advisory Board Co *	6,500	329,030
The Steak n Shake Co *	26,200	439,374
Watson Wyatt Worldwide Inc ‘A’	27,200	1,323,280

		12,074,556

Energy - 7.50%

Berry Petroleum Co ‘A’	27,900	855,414
Cal Dive International Inc *	29,600	361,416
CARBO Ceramics Inc	8,300	386,365
Comstock Resources Inc *	11,300	309,394
TETRA Technologies Inc *	50,800	1,255,268

		3,167,857

Financial Services - 14.90%

American Equity Investment Life Holding Co	37,000	485,810
Amerisafe Inc *	40,200	757,770
Boston Private Financial Holdings Inc	21,700	605,864
Financial Federal Corp	20,700	544,824
H&E Equipment Services Inc *	15,600	335,400
Hilb Rogal & Hobbs Co	7,200	353,160
ITLA Capital Corp	7,500	390,150
Online Resources Corp *	35,300	404,891
Texas Capital Bancshares Inc *	27,100	555,550
Tower Group Inc	6,400	206,208
Wilshire Bancorp Inc	27,600	452,640
Wintrust Financial Corp	27,000	1,204,470

		6,296,737

Health Care - 9.45%

Chattem Inc *	4,100	241,654
Computer Programs & Systems Inc	19,000	509,580
Haemonetics Corp *	7,500	350,625
Healthcare Services Group Inc	13,400	383,910
Healthspring Inc *	19,700	463,935
ICU Medical Inc *	5,000	196,000
KV Pharmaceutical Co ‘A’ *	17,600	435,248
Landauer Inc	7,500	378,600
LCA-Vision Inc	11,900	490,161
Owens & Minor Inc	7,900	290,167
Young Innovations Inc	9,300	253,146

		3,993,026

Materials & Processing - 12.35%

AMCOL International Corp	28,300	839,095
Cabot Microelectronics Corp *	23,200	777,432
CLARCOR Inc	10,200	324,360
Drew Industries Inc *	18,600	533,448
Interline Brands Inc *	32,300	708,016
NCI Building Systems Inc *	5,700	272,118
RBC Bearings Inc *	21,000	702,030
Rockwood Holdings Inc *	29,100	805,488
Spartech Corp	8,800	258,192

		5,220,179

Producer Durables - 14.50%

ACCO Brands Corp *	29,100	701,019
Actuant Corp ‘A’	21,500	1,092,415
Argon ST Inc *	32,100	849,366
Bucyrus International Inc ‘A’	22,850	1,176,775
IDEX Corp	10,300	524,064
Regal-Beloit Corp	12,600	584,388
The Middleby Corp *	9,100	1,199,744

		6,127,771

Technology - 4.91%

j2 Global Communications Inc *	41,900	1,161,468
ScanSource Inc *	25,800	692,472
Transaction Systems Architects Inc *	6,800	220,252

		2,074,192

Total Common Stocks (Cost $36,058,142)		39,970,703

TOTAL INVESTMENTS - 94.60% (Cost $36,058,142)		39,970,703

OTHER ASSETS & LIABILITIES, NET - 5.40%		2,280,858

NET ASSETS - 100.00%		$42,251,561

Note to Schedule of Investments

(a) As of March 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary		28.58%
Financial Services		14.90%
Producer Durables		14.50%
Materials & Processing		12.35%
Health Care		9.45%
Energy		7.50%
Technology		4.91%
Autos & Transportation		2.41%

		94.60%
Other Assets & Liabilities, Net		5.40%

		100.00%

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-18

PACIFIC LIFE FUNDS (1)
PL MAIN STREET® CORE FUND (1)
Schedule of Investments
March 31, 2007

	Shares	Value

COMMON STOCKS - 98.76%

Autos & Transportation - 0.76%

General Motors Corp	8,400	$257,376
Laidlaw International Inc	400	13,840
PACCAR Inc	1,800	132,120
Swift Transportation Co Inc *	100	3,116
United Parcel Service Inc ‘B’	3,600	252,360

		658,812

Consumer Discretionary - 12.63%

Avon Products Inc	500	18,630
Best Buy Co Inc	7,100	345,912
CBS Corp ‘B’	8,000	244,720
Chipotle Mexican Grill Inc ‘B’ *	255	14,637
Clear Channel Communications Inc	10,400	364,416
Coach Inc *	7,100	355,355
Costco Wholesale Corp	3,400	183,056
EchoStar Communications Corp ‘A’ *	4,500	195,435
Federated Department Stores Inc	11,400	513,570
Gannett Co Inc	2,300	129,467
Google Inc ‘A’ *	1,700	778,872
IAC/InterActiveCorp *	2,000	75,420
J.C. Penney Co Inc	4,100	336,856
Kohl’s Corp *	6,900	528,609
Liberty Global Inc ‘A’ *	1,500	49,395
Liberty Media Corp - Capital ‘A’ *	3,000	331,770
Liberty Media Corp - Interactive ‘A’ *	4,600	109,572
Lowe’s Cos Inc	8,600	270,814
Mattel Inc	700	19,299
McDonald’s Corp	7,100	319,855
News Corp ‘A’	18,600	430,032
Nordstrom Inc	8,300	439,402
Omnicom Group Inc	4,000	409,520
Sabre Holdings Corp ‘A’	700	22,925
Sears Holdings Corp *	2,200	396,352
Target Corp	4,800	284,448
The DIRECTV Group Inc *	7,700	177,639
The Gap Inc	11,400	196,194
The Home Depot Inc	16,400	602,536
The McGraw-Hill Cos Inc	1,900	119,472
The TJX Cos Inc	10,700	288,472
The Walt Disney Co	26,500	912,395
Time Warner Inc	24,000	473,280
United Online Inc	500	7,015
Viacom Inc ‘B’ *	7,900	324,769
Wal-Mart Stores Inc	8,700	408,465
Yum! Brands Inc	5,600	323,456

		11,002,032

Consumer Staples - 6.63%

Altria Group Inc	18,000	1,580,580
Campbell Soup Co	3,000	116,850
ConAgra Foods Inc	10,000	249,100
General Mills Inc	3,100	180,482
H.J. Heinz Co	4,000	188,480
Kellogg Co	2,500	128,575
Kraft Foods Inc ‘A’	2,700	85,482
PepsiCo Inc	11,300	718,228
Reynolds American Inc	2,200	137,302
Safeway Inc	9,300	340,752
Sara Lee Corp	7,500	126,900
The Coca-Cola Co	13,200	633,600
The Kroger Co	15,000	423,750
The Procter & Gamble Co	13,700	865,292

		5,775,373

Energy - 1.69%

Anadarko Petroleum Corp	6,500	279,370
Apache Corp	4,500	318,150
Devon Energy Corp	3,100	214,582
Halliburton Co	7,700	244,398
Valero Energy Corp	6,400	412,736

		1,469,236

Financial Services - 21.58%

ACE Ltd (Cayman)	1,200	68,472
American International Group Inc	17,000	1,142,740
Ameriprise Financial Inc	6,300	359,982
Automatic Data Processing Inc	5,000	242,000
Bank of America Corp	35,854	1,829,271
BB&T Corp	800	32,816
BlackRock Inc	500	78,155
CIGNA Corp	2,300	328,118
CIT Group Inc	900	47,628
Citigroup Inc	38,200	1,961,188
CNA Financial Corp *	1,100	47,399
Countrywide Financial Corp	8,200	275,848
Fannie Mae	8,300	453,014
Fifth Third Bancorp	3,400	131,546
First Data Corp	18,600	500,340
Freddie Mac	7,900	469,971
Genworth Financial Inc ‘A’	5,100	178,194
John H. Harland Co	200	10,246
JPMorgan Chase & Co	28,800	1,393,344
Lehman Brothers Holdings Inc	3,700	259,259
Lincoln National Corp	1,400	94,906
Loews Corp	6,700	304,381
MasterCard Inc ‘A’	1,800	191,232
Merrill Lynch & Co Inc	9,700	792,199
MetLife Inc	3,800	239,970
Morgan Stanley	8,600	677,336
National City Corp	5,600	208,600
Paychex Inc	6,700	253,729
Principal Financial Group Inc	6,000	359,220
Prudential Financial Inc	2,500	225,650
SunTrust Banks Inc	2,700	224,208
The Allstate Corp	9,100	546,546
The Bank of New York Co Inc	8,100	328,455
The Chubb Corp	4,400	227,348
The Goldman Sachs Group Inc	3,000	619,890
The PNC Financial Services Group Inc	1,000	71,970
The Progressive Corp	1,700	37,094
The Travelers Cos Inc	9,400	486,638
The Western Union Co	10,800	237,060
U.S. Bancorp	14,100	493,077
Wachovia Corp	14,745	811,712
Washington Mutual Inc	11,300	456,294
Wells Fargo & Co	29,300	1,008,799
XL Capital Ltd ‘A’ (Cayman)	1,500	104,940

		18,810,785

Health Care - 12.45%

Abbott Laboratories	5,600	312,480
Aetna Inc	11,400	499,206
AmerisourceBergen Corp	600	31,650
Amgen Inc *	7,400	413,512
Biogen Idec Inc *	5,100	226,338
Bristol-Myers Squibb Co	8,200	227,632
CVS/Caremark Corp	13,360	456,110
Eli Lilly & Co	3,600	193,356
Forest Laboratories Inc *	8,800	452,672
Johnson & Johnson	23,500	1,416,110
McKesson Corp	6,700	392,218

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-19

PACIFIC LIFE FUNDS (1)
PL MAIN STREET CORE FUND (1)
Schedule of Investments (Continued)
March 31, 2007

	Shares	Value

Medco Health Solutions Inc *	4,300	$311,879
Medtronic Inc	5,400	264,924
Merck & Co Inc	22,900	1,011,493
Pfizer Inc	69,700	1,760,622
Schering-Plough Corp	7,100	181,121
Thermo Fisher Scientific Inc *	4,400	205,700
UnitedHealth Group Inc	21,640	1,146,271
WellPoint Inc *	12,255	993,881
Zimmer Holdings Inc *	4,100	350,181

		10,847,356

Integrated Oils - 9.72%

Chevron Corp	24,300	1,797,228
ConocoPhillips	13,075	893,676
Exxon Mobil Corp	51,900	3,915,855
Hess Corp	4,300	238,521
Marathon Oil Corp	5,700	563,331
Occidental Petroleum Corp	10,400	512,824
Paramount Resources Ltd ‘A’ * (Canada)	3,200	55,435
Schlumberger Ltd (Netherlands)	7,100	490,610

		8,467,480

Materials & Processing - 2.64%

Air Products & Chemicals Inc	1,100	81,356
E.I. du Pont de Nemours & Co	3,600	177,948
Freeport-McMoRan Copper & Gold Inc	6,646	439,899
International Paper Co	3,000	109,200
Masco Corp	3,700	101,380
Nucor Corp	7,500	488,475
PPG Industries Inc	900	63,279
Rohm & Haas Co	3,900	201,708
Southern Copper Corp	3,900	279,474
The Dow Chemical Co	5,700	261,402
United States Steel Corp	300	29,751
Vulcan Materials Co	600	69,888

		2,303,760

Multi-Industry - 4.38%

3M Co	3,900	298,077
Eaton Corp	3,700	309,172
General Electric Co	59,600	2,107,456
Honeywell International Inc	10,700	492,842
Tyco International Ltd (Bermuda)	19,400	612,070

		3,819,617

Producer Durables - 3.98%

Agilent Technologies Inc *	9,800	330,162
Applied Materials Inc	20,900	382,888
Caterpillar Inc	3,100	207,793
Danaher Corp	4,000	285,800
Illinois Tool Works Inc	400	20,640
Lockheed Martin Corp	6,100	591,822
Northrop Grumman Corp	6,600	489,852
The Boeing Co	4,000	355,640
United Technologies Corp	5,600	364,000
Xerox Corp *	26,300	444,207

		3,472,804

Technology - 16.36%

Agere Systems Inc *	700	15,834
Analog Devices Inc	8,800	303,512
Apple Inc *	5,000	464,550
CA Inc	8,400	217,644
Cisco Systems Inc *	56,800	1,450,104
Dell Inc *	27,000	626,670
Electronic Data Systems Corp	13,700	379,216
EMC Corp *	26,200	362,870
General Dynamics Corp	5,800	443,120
Hewlett-Packard Co	32,500	1,304,550
Hyperion Solutions Corp *	500	25,915
Intel Corp	29,800	570,074
International Business Machines Corp	18,700	1,762,662
Intuit Inc *	4,700	128,592
MEMC Electronic Materials Inc *	1,600	96,928
Microsoft Corp	88,100	2,455,347
Motorola Inc	47,000	830,490
Network Appliance Inc *	2,600	94,952
Oracle Corp *	39,100	708,883
QUALCOMM Inc	12,800	546,048
Raytheon Co	9,800	514,108
Sun Microsystems Inc *	21,200	127,412
Symantec Corp *	26,400	456,720
Texas Instruments Inc	12,200	367,220

		14,253,421

Utilities - 5.94%

Alltel Corp	4,800	297,600
American Electric Power Co Inc	3,800	185,250
AT&T Inc	38,053	1,500,430
Constellation Energy Group Inc	1,400	121,730
Duke Energy Corp	16,000	324,640
Edison International	5,200	255,476
FirstEnergy Corp	700	46,368
PG&E Corp	6,900	333,063
Progress Energy Inc	1,500	75,660
Qwest Communication International Inc *	27,900	250,821
Sempra Energy	1,500	91,515
Sprint Nextel Corp	37,200	705,312
Verizon Communications Inc	26,000	985,920

		5,173,785

Total Common Stocks (Cost $79,126,380)		86,054,461

EXCHANGE TRADED FUND - 0.41%

Standard & Poor’s Depositary Receipts Trust I	2,500	355,000

Total Exchange Traded Fund (Cost $358,682)		355,000

TOTAL INVESTMENTS - 99.17% (Cost $79,485,062)		86,409,461

OTHER ASSETS & LIABILITIES, NET - 0.83%		726,798

NET ASSETS - 100.00%		$87,136,259

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-20

PACIFIC LIFE FUNDS (1)
PL MAIN STREET CORE FUND (1)
Schedule of Investments (Continued)
March 31, 2007

Note to Schedule of Investments

(a) As of March 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	21.58%
Technology	16.36%
Consumer Discretionary	12.63%
Health Care	12.45%
Integrated Oils	9.72%
Consumer Staples	6.63%
Utilities	5.94%
Multi-Industry	4.38%
Producer Durables	3.98%
Materials & Processing	2.64%
Energy	1.69%
Autos & Transportation	0.76%
Exchange Traded Fund	0.41%

99.17%
Other Assets & Liabilities, Net	0.83%

100.00%

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-21

PACIFIC LIFE FUNDS (1)
PL EMERGING MARKETS FUND (1)
Schedule of Investments
March 31, 2007

	Shares	Value

PREFERRED STOCKS - 6.95%

Brazil - 6.72%

America Latina Logistica SA	81,000	$976,969
Banco Bradesco SA	23,604	476,602
Cia Vale do Rio Doce ADR	16,050	502,044
Eletropaulo Metropolitana de Sao Paulo SA ‘B’ *	3,094,200	142,673
Lojas Americanas SA	6,874,000	430,296
Petroleo Brasileiro SA ADR	3,150	281,452
Sadia SA	156,000	588,322
Tele Norte Leste Participacoes SA	4,000	55,157

		3,453,515

South Korea - 0.23%

Hyundai Motor Co +	1,590	59,518
S-Oil Corp +	1,005	55,996

		115,514

Total Preferred Stocks (Cost $2,489,678)		3,569,029

COMMON STOCKS - 87.98%

Bermuda - 0.40%

Bunge Ltd	1,600	131,552
Varitronix International Ltd +	137,000	74,127

		205,679

Brazil - 9.18%

America Latina Logistica SA GDR ~	5,200	63,488
Aracruz Celulose SA ADR	2,800	146,916
Banco Bradesco SA ADR	6,200	250,728
Brascan Residential Properties SA *	2,000	12,522
Camargo Correa Desenvolvimento Imobiliario SA	8,000	46,595
Cia Brasileira de Distribuicao Grupo
Pao de Acucar ADR	4,500	130,005
Cia de Bebidas das Americas ADR	1,000	52,150
Cia Vale do Rio Doce ADR	17,500	647,325
Cyrela Brazil Realty SA Empreendimentos
e Participacoes GDR ~	2,100	392,493
Diagnosticos da America SA *	10,800	239,033
Gafisa SA	6,600	83,289
Iguatemi Empresa de Shopping Centers SA *	2,000	29,374
Lupatech SA *	1,000	17,619
Natura Cosmeticos SA	9,600	107,029
Petroleo Brasileiro SA ADR	21,750	2,164,354
Tele Norte Leste Participacoes SA	11,600	331,115

		4,714,035

Canada - 0.39%

Yamana Gold Inc	14,100	202,476

Cayman Islands - 0.33%

Hutchison Telecommunications International Ltd * +	85,000	171,619

Chile - 0.04%

Empresas Copec SA	1,400	18,544

China - 2.76%

China Oilfield Services Ltd ‘H’ +	76,000	60,881
China Petroleum & Chemical Corp ‘H’ +	546,000	460,880
China Shenhua Energy Co Ltd ‘H’ +	152,500	365,992
PetroChina Co Ltd ‘H’ +	216,000	253,160
Yanzhou Coal Mining Co Ltd ‘H’ +	288,000	276,188

		1,417,101

Denmark - 0.43%

FLSmidth & Co A/S +	3,300	222,973

Egypt - 2.72%

Commercial International Bank GDR	5,950	57,641
Commercial International Bank SP GDR	14,400	139,500
Commercial International Bank SP GDR ~	12,500	121,505
Eastern Tobacco Co	4,067	285,584
Medinet Nasr Housing & Development	7,500	197,722
Orascom Telecom Holding SAE +	8,600	594,155

		1,396,107

France - 0.85%

Technip SA +	6,010	437,244

Hong Kong - 1.39%

China Mobile Ltd ADR	14,900	668,265
Television Broadcasts Ltd +	7,000	43,680

		711,945

India - 14.28%

Amtek Auto Ltd +	43,000	362,264
Bajaj Auto Ltd +	5,500	305,960
Bharat Electronics Ltd +	8,900	305,982
Bharat Forge Ltd +	3,300	23,837
Bharat Heavy Electricals Ltd +	4,712	244,333
Bharti Airtel Ltd * +	39,000	682,066
Divi’s Laboratories Ltd +	2,157	151,601
GAIL India Ltd +	20,690	124,874
Gateway Distriparks Ltd +	7,300	27,447
HCL Technologies Ltd +	30,890	206,478
HDFC Bank Ltd ADR	2,100	135,345
Hero Honda Motors Ltd +	2,906	45,793
Housing Development Finance Corp +	19,300	671,958
ICICI Bank Ltd ADR	16,400	602,700
Idea Cellular Ltd *	14,345	31,221
Infosys Technologies Ltd +	15,200	702,540
ITC Ltd +	44,200	153,573
Larsen & Toubro Ltd +	19,200	713,094
Mahindra & Mahindra Ltd +	21,439	383,301
Reliance Capital Ltd +	11,800	180,821
Reliance Industries Ltd +	12,800	402,884
Reliance Natural Resources Ltd * +	22,700	11,490
Rico Auto Industries Ltd +	41,800	44,506
Siemens India Ltd +	4,600	114,576
Tata Consultancy Services Ltd +	18,692	529,256
Trent Ltd +	3,169	49,263
United Breweries Ltd +	21,090	129,508

		7,336,671

Indonesia - 5.51%

P.T. Aneka Tambang Tbk +	493,600	636,887
P.T. Astra International Tbk +	155,000	223,188
P.T. Bank Mandiri Persero Tbk +	829,500	225,972
P.T. Gudang Garam Tbk +	228,000	263,337

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-22

PACIFIC LIFE FUNDS (1)
PL EMERGING MARKETS FUND (1)
Schedule of Investments (Continued)
March 31, 2007

	Shares	Value

P.T. Indosat Tbk +	1,100,000	$750,336
P.T. Ramayana Lestari Sentosa Tbk +	323,800	28,631
P.T. Telekomunikasi Indonesia Tbk +	653,500	703,187

		2,831,538

Israel - 1.03%

Bank Hapoalim BM +	29,226	140,099
Bank Leumi Le-Israel BM +	39,100	140,363
Elbit Systems Ltd +	519	18,462
Israel Discount Bank Ltd ‘A’ * +	86,000	180,735
Makhteshim-Agan Industries Ltd +	2,800	17,652
ORMAT Industries Ltd +	2,700	32,053

		529,364

Lebanon - 0.23%

Solidere GDR ~	7,200	115,488

Luxembourg - 0.50%

Tenaris SA ADR	5,600	257,040

Mexico - 4.66%

America Movil SAB de CV ‘L’ ADR	14,500	692,955
Consorcio Ara SAB de CV	76,400	131,506
Corporacion GEO SA de CV ‘B’ *	21,600	125,237
Corporacion Interamericana
de Entretenimiento SA de CV ‘B’ *	33,900	95,881
Empresas ICA SA de CV *	71,916	277,874
Fomento Economico Mexicano SAB de CV ADR	2,950	325,651
Grupo Financiero Banorte SAB de CV ‘O’	11,100	52,593
Grupo Financiero Inbursa SA de CV ‘O’	70,100	137,174
Impulsora del Desarrollo y el Empleo
en America Latina SA de CV *	160,700	200,907
SARE Holding SAB de CV ‘B’ *	215,534	356,351

		2,396,129

Norway - 0.29%

Det Norske Oljeselskap ASA * +	85,368	151,347

Panama - 0.46%

Banco Latinoamericano de Exportaciones SA ‘E’	14,300	237,952

Philippines - 1.38%

Jollibee Foods Corp +	149,800	168,529
SM Prime Holdings Inc +	2,274,295	540,602

		709,131

Portugal - 0.22%

Jeronimo Martins Sociedade Gestora
de Participacoes Sociais SA +	4,300	112,005

Russia - 4.49%

JSC MMC Norilsk Nickel ADR	1,500	285,825
LUKOIL ADR	8,500	732,700
Polymetal GDR * ~	30,700	223,496
Surgutneftegaz OJSC ADR +	9,910	627,714
TMK OAO GDR * ~	13,200	435,600

		2,305,335

Singapore - 0.92%

Keppel Corp Ltd +	23,000	287,729
SembCorp Marine Ltd +	81,000	187,003

		474,732

South Africa - 7.90%

Anglo Platinum Ltd +	6,700	1,053,076
AngloGold Ashanti Ltd ADR	16,500	735,735
Aspen Pharmacare Holdings Ltd * +	14,454	73,612
Aveng Ltd +	10,579	67,001
Harmony Gold Mining Co Ltd ADR *	19,200	266,880
Impala Platinum Holdings Ltd +	20,700	649,536
JD Group Ltd +	7,700	94,415
Liberty Group Ltd +	10,100	114,610
Massmart Holdings Ltd +	24,600	285,773
Murray & Roberts Holdings Ltd +	41,460	318,989
Steinhoff International Holdings Ltd +	90,400	290,884
Tiger Brands Ltd +	4,342	105,613

		4,056,124

South Korea - 12.24%

Able C&C Co Ltd * +	875	5,451
AmorePacific Corp +	400	220,413
Daegu Bank +	7,980	144,541
Daewoo Shipbuilding & Marine Engineering Co Ltd +	3,240	118,577
FINETEC Corp +	7,088	122,888
GS Engineering & Construction Corp +	1,553	138,608
Hana Financial Group Inc +	2,843	146,813
Humax Co Ltd +	10,836	256,694
Hyundai Development Co +	2,780	152,582
Hyundai Engineering & Construction Co Ltd * +	5,479	294,103
Hyundai Motor Co +	4,759	333,184
Jeonbuk Bank +	12,596	122,184
Kia Motors Corp * +	22,090	297,345
Kookmin Bank ADR	3,200	288,480
Korea Exchange Bank +	7,570	122,008
Korea Investment Holdings Co Ltd * +	4,560	238,827
Kyeryong Construction Industrial Co Ltd +	2,800	113,367
LG Corp +	2,830	95,493
LG Electronics Inc +	2,480	168,651
LG Philips LCD Co Ltd * +	2,763	96,223
Mirae Asset Securities Co Ltd * +	3,765	236,406
Pacific Corp +	228	33,477
Pusan Bank +	8,540	126,660
S-Oil Corp +	4,018	276,417
Samsung Electronics Co Ltd +	1,756	1,046,969
Samsung Heavy Industries Co Ltd +	5,340	141,821
Shinhan Financial Group Co Ltd +	3,450	197,178
Shinsegae Co Ltd +	389	222,922
SsangYong Motor Co * +	53,698	350,610
Telechips Inc +	1,887	29,211
Woori Finance Holdings Co Ltd +	6,240	150,917

		6,289,020

Taiwan - 9.15%

Cathay Financial Holding Co Ltd +	204,303	423,307
Chi Mei Optoelectronics Corp +	146,000	151,693
Continental Engineering Corp +	75,130	57,461
Far Eastern Textile Co Ltd +	80,360	68,963
Fubon Financial Holding Co Ltd +	298,000	268,203
High Tech Computer Corp +	1,200	18,429
Hon Hai Precision Industry Co Ltd +	143,000	955,518
Inventec Appliances Corp +	87,000	211,509
Inventec Co Ltd +	250,600	199,562
Lite-On Technology Corp +	202,870	261,175
MediaTek Inc +	20,000	228,880
MiTAC International Corp +	115,319	127,609
Powerchip Semiconductor Corp +	12,491	7,465

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-23

PACIFIC LIFE FUNDS (1)
PL EMERGING MARKETS FUND (1)
Schedule of Investments (Continued)
March 31, 2007

	Shares	Value

President Chain Store Corp +	60,000	$146,651
Quanta Computer Inc +	214,300	326,173
Shin Kong Financial Holding Co Ltd +	44,656	39,531
Sunplus Technology Co Ltd +	128,473	295,547
Synnex Technology International Corp +	145,800	180,436
Taiwan Fertilizer Co Ltd +	10,000	16,580
Taiwan Semiconductor Manufacturing Co Ltd +	83,000	168,908
Uni-President Enterprises Corp +	63,000	60,199
United Microelectronics Corp +	854,200	487,163

		4,700,962

Thailand - 1.18%

Advanced Info Service PCL +	71,700	137,267
Bangkok Bank PCL +	11,600	37,472
Kasikornbank PCL +	10,600	20,294
Kiatnakin Bank PCL +	94,400	78,049
Krung Thai Bank PCL +	60,800	20,837
Siam Commercial Bank PCL	6,000	11,568
TISCO Bank PCL	148,000	92,579
TMB Bank PCL *	3,770,063	187,428
True Corp PCL *	127,300	19,810

		605,304

Turkey - 3.87%

Aksigorta AS +	65,000	317,352
Anadolu Anonim Turk Sigorta Sirketi +	5,899	12,208
Ford Otomotiv Sanayi AS +	13,987	121,936
Haci Omer Sabanci Holding AS +	98,600	398,641
Haci Omer Sabanci Holding AS ADR	73,800	75,793
Koc Holding AS * +	86,748	387,589
Tupras Turkiye Petrol Rafinerileri AS +	16,000	354,742
Turkiye Vakiflar Bankasi TAO *	66,148	148,263
Turkiye Vakiflar Bankasi TAO ‘D’ +	69,300	172,537

		1,989,061

United Kingdom - 0.41%

Highland Gold Mining Ltd * +	57,360	209,731

United States - 0.77%

Hydril Co LP *	4,100	394,584

Total Common Stocks (Cost $36,809,678)		45,199,241

SHORT-TERM INVESTMENTS - 4.94%

Money Market Funds - 4.94%

BlackRock Liquidity Funds Institutional TempCash	163,160	163,160
BlackRock Liquidity Funds Institutional TempFund	2,377,625	2,377,625

		2,540,785

Total Short-Term Investments (Cost $2,540,785)		2,540,785

TOTAL INVESTMENTS - 99.87% (Cost $41,840,141)		51,309,055

OTHER ASSETS & LIABILITIES, NET - 0.13%		67,439

NET ASSETS - 100.00%		$51,376,494

Notes to Schedule of Investments

(a) As of March 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	17.69%
Materials & Processing	13.53%
Technology	12.77%
Integrated Oils	11.40%
Utilities	10.00%
Autos & Transportation	7.36%
Producer Durables	5.86%
Multi-Industry	5.10%
Short-Term Investments	4.94%
Consumer Discretionary	4.49%
Consumer Staples	4.35%
Energy	1.48%
Health Care	0.90%

99.87%
Other Assets & Liabilities, Net	0.13%

100.00%

(b) As of March 31, 2007, the Fund was diversified by geographical region as a percentage of net assets as follows:

Brazil	15.90%
India	14.28%
South Korea	12.47%
Taiwan	9.15%
South Africa	7.90%
United States	5.71%
Indonesia	5.51%
Mexico	4.66%
Russia	4.49%
Turkey	3.87%
China	2.76%
Egypt	2.72%
Hong Kong	1.39%
Philippines	1.38%
Thailand	1.18%
Israel	1.03%
Singapore	0.92%
France	0.85%
Luxembourg	0.50%
Panama	0.46%
Denmark	0.43%
United Kingdom	0.41%
Bermuda	0.40%
Canada	0.39%
Cayman Islands	0.33%
Norway	0.29%
Lebanon	0.23%
Portugal	0.22%
Chile	0.04%

99.87%
Other Assets & Liabilities, Net	0.13%

100.00%

(c) Securities with a total aggregate market value of $31,103,315, or 60.54% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-24

PACIFIC LIFE FUNDS (1)
PL MANAGED BOND FUND (1)
Schedule of Investments
March 31, 2007

	Principal Amount		Value

CORPORATE BONDS & NOTES - 10.27%

Consumer Discretionary - 0.39%

Mandalay Resort Group
10.250% due 08/01/07		$400,000	$407,000

Consumer Staples - 0.10%

Reynolds American Inc
7.625% due 06/01/16		100,000	106,883

Energy - 0.39%

Colorado Interstate Gas Co
6.800% due 11/15/15		200,000	213,697
Enterprise Products Operating LP
4.625% due 10/15/09		100,000	98,754
The Williams Cos Inc
6.375% due 10/01/10 ~		100,000	101,875

			414,326

Financial Services - 8.18%

American Express Bank FSB
5.330% due 09/26/08 §		500,000	500,250
Bank of America Corp
4.875% due 01/15/13		100,000	98,276
5.370% due 11/24/08 §		400,000	400,056
Bank of America NA
5.350% due 12/18/08 §		400,000	399,834
Bear Stearns Co Inc
5.660% due 01/30/09 §		500,000	502,416
Citigroup Inc
5.625% due 08/27/12		50,000	50,965
Export-Import Bank of Korea (South Korea)
5.580% due 10/04/11 ~ §		800,000	800,941
Ford Motor Credit Co
7.000% due 10/01/13		300,000	279,230
7.250% due 10/25/11		100,000	97,283
General Electric Capital Corp
5.430% due 08/15/11 §		500,000	499,855
Health Care Properties Investors Inc
5.950% due 09/15/11		900,000	916,692
HSBC Finance Corp
5.360% due 05/21/08 §		400,000	400,270
Lehman Brothers Holdings Inc
5.400% due 12/23/08 §		500,000	500,092
Merrill Lynch & Co Inc
5.400% due 10/23/08 §		400,000	400,065
5.450% due 08/14/09 §		400,000	400,204
Morgan Stanley
5.300% due 03/01/13		100,000	100,000
5.470% due 02/09/09 §		300,000	300,395
Nykredit Realkredit A/S (Denmark)
4.833% due 10/01/38 §	DKK	1,700,000	301,160
Realkredit Danmark A/S (Denmark)
4.510% due 10/01/38 §		3,300,000	584,026
Santander US Debt SA Unipersonal (Spain)
5.408% due 11/20/09 ~ §		$500,000	500,533
Unicredit Luxembourg Finance SA (Luxembourg)
5.410% due 10/24/08 ~ §		400,000	400,242
VTB Capital SA for Vneshtorgbank (Luxembourg)
5.960% due 08/01/08 ~ §		200,000	200,350

			8,633,135

Integrated Oils - 0.17%

Pemex Project Funding Master Trust
7.375% due 12/15/14		50,000	55,350
9.250% due 03/30/18		100,000	126,950

			182,300

Materials & Processing - 0.39%

Codelco Inc (Chile)
6.150% due 10/24/36 ~		200,000	205,215
Vale Overseas Ltd (Cayman)
6.250% due 01/23/17		200,000	204,792

			410,007

Producer Durables - 0.21%

Xerox Corp
9.750% due 01/15/09		200,000	215,487

Utilities - 0.44%

Entergy Gulf States Inc
3.600% due 06/01/08		100,000	98,039
PSEG Energy Holdings LLC
8.625% due 02/15/08		163,000	166,871
Qwest Communications International Inc
7.500% due 02/15/14		100,000	103,500
SBC Communications Inc
4.125% due 09/15/09		100,000	97,806

			466,216

Total Corporate Bonds & Notes (Cost $10,745,030)			10,835,354

MORTGAGE-BACKED SECURITIES - 62.56%

Collateralized Mortgage Obligations - 14.01%

Adjustable Rate Mortgage Trust
4.586% due 05/25/35 “ §		165,000	163,019
Arkle Master Issuer PLC (United Kingdom)
5.300% due 11/19/07 ~ “ §		400,000	400,125
Arran Residential Mortgages Funding PLC
(United Kingdom)
5.340% due 04/12/36 ~ “ §		366,518	366,518
Banc of America Funding Corp
4.113% due 05/25/35 “ §		307,130	306,230
Banc of America Mortgage Securities Inc
3.994% due 07/25/33 “ §		206,433	196,085
5.000% due 05/25/34 “		122,537	121,051
Bear Stearns Adjustable Rate Mortgage Trust Inc
4.625% due 10/25/35 “ §		775,796	762,956
4.750% due 10/25/35 “ §		216,343	214,361
Bear Stearns Alt-A Trust
5.393% due 05/25/35 “ §		114,887	115,103
5.825% due 11/25/36 “ §		176,258	177,523
Bear Stearns Asset Backed Securities Inc
5.452% due 10/25/36 “ §		359,296	356,633
Chevy Chase Mortgage Funding Corp
5.570% due 08/25/35 ~ “ §		277,198	277,451
Citigroup Mortgage Loan Trust Inc
4.700% due 12/25/35 “ §		260,624	257,843
Countrywide Home Loan Mortgage
Pass-Through Trust
5.640% due 03/25/35 “ §		81,530	81,742
5.660% due 06/25/35 ~ “ §		329,974	329,346
CS First Boston Mortgage Securities Corp
5.952% due 03/25/32 ~ “ §		21,595	21,560
6.000% due 11/25/35 “		287,745	290,403

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-25

PACIFIC LIFE FUNDS (1) PL MANAGED BOND FUND (1) Schedule of Investments (Continued) March 31, 2007

	Principal Amount	Value

Fannie Mae
4.250% due 07/25/17 “	$481,292	$469,950
4.500% due 04/25/17 “	449,931	443,123
4.500% due 10/25/17 “	452,194	441,205
5.000% due 01/25/17 “	446,184	443,809
6.625% due 11/25/23 “ §	707,720	731,174
Freddie Mac
4.000% due 06/15/22 - 10/15/23 “ ±	1,532,514	1,511,771
4.500% due 10/15/19 “	441,303	435,168
5.000% due 09/15/16-11/15/26 “ ±	992,303	988,123
6.133% due 10/25/44 “ §	133,509	134,683
6.250% due 04/15/23 “	35,879	35,904
6.333% due 07/25/44 “ §	753,189	761,723
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 “	116,515	116,071
Harborview Mortgage Loan Trust
5.410% due 01/19/38 “ §	351,297	351,789
5.510% due 01/19/38 “ §	382,049	382,601
5.540% due 05/19/35 “ §	84,965	85,124
Lehman Brothers Floating Rate Commercial
Mortgage Trust
5.400% due 09/15/21 ~ “ §	165,660	165,763
Mellon Residential Funding Corp
5.560% due 06/15/30 “ §	27,933	27,989
MLCC Mortgage Investors Inc
5.700% due 03/15/25 “ §	47,651	47,810
Residential Asset Securitization Trust
5.720% due 05/25/33 “ §	68,673	69,168
Structured Asset Mortgage Investments Inc
5.540% due 05/25/36 “ §	361,167	361,761
Structured Asset Securities Corp
5.000% due 12/25/34 “	234,714	233,670
5.331% due 10/25/35 ~ “ §	329,531	328,378
Washington Mutual Inc
5.111% due 10/25/32 “ §	21,894	21,829
5.590% due 12/25/27 “ §	161,390	161,476
5.630% due 01/25/45 “ §	75,711	75,868
5.640% due 01/25/45 “ §	73,502	73,659
5.642% due 02/27/34 “ §	18,650	18,845
5.892% due 09/25/46 “ §	195,726	195,726
6.383% due 08/25/42 “ §	19,292	19,363
Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/34 “ §	364,529	357,637
4.319% due 07/25/35 “ §	400,000	393,145
4.500% due 11/25/18 “	284,564	278,866
5.529% due 08/25/36 “ §	173,333	172,942

		14,774,062

Fannie Mae - 46.15%

3.850% due 10/01/33 “ §	1,108,709	1,108,147
4.189% due 11/01/34 “ §	555,165	552,028
4.709% due 09/01/35 “ §	446,020	457,045
4.903% due 12/01/35 “ §	301,704	301,430
5.000% due 08/01/20 - 03/01/36 “ ±	7,245,895	7,044,300
5.000% due 04/15/21 - 05/15/37 # “ ±	3,500,000	3,421,875
5.500% due 12/01/14 - 07/01/36 “ ±	17,217,114	17,064,170
6.000% due 09/01/22 - 01/01/23 “ ±	225,202	229,197
6.000% due 04/15/37 # “	16,000,000	16,120,000
6.183% due 10/01/44 “ §	162,144	163,350
6.348% due 12/01/36 “ §	44,328	44,906
6.500% due 03/01/17 “	138,496	141,924
6.500% due 04/15/37 # “	2,000,000	2,040,624

		48,688,996

Freddie Mac - 2.40%

4.706% due 06/01/35 “ §	1,062,169	1,078,121
4.744% due 09/01/35 “ §	418,704	415,987
5.334% due 09/01/35 “ §	424,900	425,491
5.500% due 08/01/07 - 03/01/23 “ ±	111,228	111,008
5.906% due 11/01/31 “ §	31,174	31,747
6.000% due 12/01/22 - 03/01/23 “ ±	348,946	354,991
6.425% due 04/01/32 “ §	113,454	114,701

		2,532,046

Total Mortgage-Backed Securities (Cost $66,156,637)		65,995,104

ASSET-BACKED SECURITIES - 7.78%

American Express Credit Account Master Trust
5.430% due 11/16/09 “ §	500,000	500,348
Argent Securities Inc
5.370% due 10/25/36 “ §	612,671	613,085
Asset Backed Funding Certificates
5.380% due 10/25/36 “ §	264,609	264,757
5.670% due 06/25/34 “ §	226,211	226,820
Carrington Mortgage Loan Trust
5.480% due 01/25/36 “ §	500,000	500,394
Citigroup Mortgage Loan Trust Inc
5.370% due 10/25/36 “ §	297,837	298,022
First Franklin Mortgage Loan Asset-Backed
Certificates
5.370% due 11/25/36 “ §	352,226	352,420
Honda Auto Receivables Owner Trust
5.342% due 11/15/07 “	183,566	183,669
HSI Asset Securitization Corp Trust
5.370% due 12/25/36 “ §	461,991	462,243
JP Morgan Mortgage Acquisition Corp
5.370% due 07/25/36 “ §	293,242	293,384
5.390% due 03/25/36 “ §	226,979	227,090
5.530% due 06/25/35 “ §	289,831	290,337
Lehman XS Trust
5.400% due 07/25/46 “ §	268,953	269,106
5.440% due 11/25/36 “ §	299,013	299,383
Long Beach Mortgage Loan Trust
5.600% due 10/25/34 “ §	131,245	131,471
Nelnet Student Loan Trust
5.360% due 12/22/14 “ §	219,791	219,790
Park Place Securities Inc
5.580% due 09/25/35 “ §	319,505	320,079
Residential Asset Securities Corp
5.390% due 11/25/36 “ §	348,006	348,199
Saxon Asset Securities Trust
5.380% due 11/25/36 “ §	312,934	313,107
SBI Heloc Trust
5.490% due 08/25/36 ~ “ §	332,088	332,087
Securitized Asset-Backed Receivables LLC Trust
5.370% due 09/25/36 “ §	312,805	312,956
Small Business Administration
4.754% due 08/10/14 “	166,594	162,537
Soundview Home Equity Loan Trust
5.420% due 10/25/36 “ §	258,860	259,036
Structured Asset Securities Corp
5.370% due 10/25/36 “ §	329,748	329,930
Wells Fargo Home Equity Trust
5.370% due 01/25/37 “ §	462,995	463,246
5.430% due 11/25/35 ~ “ §	234,884	235,019

Total Asset-Backed Securities (Cost $8,208,371)		8,208,515

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-26

PACIFIC LIFE FUNDS (1) PL MANAGED BOND FUND (1) Schedule of Investments (Continued) March 31, 2007

	Principal Amount		Value

U.S. TREASURY OBLIGATIONS - 2.17%

U.S. Treasury Inflation Protected Securities - 2.17%

0.875% due 04/15/10 ^		$1,816,042	$1,756,525
2.000% due 07/15/14 ^		536,815	531,783

			2,288,308

Total U.S. Treasury Obligations (Cost $2,258,834)			2,288,308

FOREIGN GOVERNMENT BONDS, NOTES & RIGHTS - 0.08%

Republic of Panama (Panama)
9.625% due 02/08/11		48,000	54,912
Republic of South Africa (South Africa)
9.125% due 05/19/09		25,000	26,938

	Notional Amount

United Mexican States Value Recovery Rights
(Mexico)
0.000% due 06/30/07 §		250,000	3,625

Total Foreign Government Bonds, Notes & Rights
(Cost $79,778)			85,475

	Principal Amount

MUNICIPAL BONDS - 0.69%

Austin Texas Water & Wastewater System
Revenue ‘A’
5.000% due 11/15/29		200,000	209,926
City of Chicago IL ‘A’
5.000% due 01/01/34 ¸		200,000	207,558
New York City Municipal Water Finance
Authority ‘D’
5.000% due 06/15/38 ¸		100,000	105,069
Texas State Transportation Commission
Mobility Fund ‘A’
4.750% due 04/01/35		100,000	101,662
Tobacco Settlement Financing Corp VA
5.625% due 06/01/37		100,000	106,410

Total Municipal Bonds
(Cost $712,646)			730,625

	Notional Amount

PURCHASED CALL OPTIONS - 0.52%

1-Year Interest Rate Swap OTC
Strike @ 4.75 Exp. 02/01/08
(Pay 3-Month LIBOR, Receive 4.750%)
Broker: Barclays		3,100,000	7,736
1-Year Interest Rate Swap OTC
Strike @ 4.85 Exp. 07/02/07
(Pay 3-Month LIBOR, Receive 4.850%)
Broker: Royal Bank of Scotland		5,200,000	2,886
1-Year Interest Rate Swap OTC
Strike @ 5.00 Exp. 08/08/07
(Pay 3-Month LIBOR, Receive 5.000%)
Broker: Royal Bank of Scotland		60,600,000	97,242
2-Year Interest Rate Swap OTC
Strike @ 3.96 Exp 07/02/07
(Pay 3-Month EUR LIBOR, Receive 3.960%)
Broker: Citigroup	EUR	8,000,000	1,037
2-Year Interest Rate Swap OTC
Strike @ 4.75 Exp. 03/31/08
(Pay 3-Month LIBOR, Receive 4.750%)
Broker: Royal Bank of Scotland		$10,200,000	54,839
2-Year Interest Rate Swap OTC
Strike @ 4.90 Exp. 10/25/07
(Pay 3-Month LIBOR, Receive 4.900%)
Broker: Royal Bank of Scotland		3,100,000	15,284
2-Year Interest Rate Swap OTC
Strike @ 5.00 Exp.12/20/07
(Pay 3-Month LIBOR, Receive 5.000%)
Broker: Lehman Brothers		4,400,000	29,592
2-Year Interest Rate Swap OTC
Strike @ 5.00 Exp. 02/01/08
(Pay 3-Month LIBOR, Receive 5.000%)
Broker: Royal Bank of Scotland		3,000,000	21,545
2-Year Interest Rate Swap OTC
Strike @ 5.06 Exp. 06/15/07
(Pay 3-Month GBP LIBOR, Receive 5.063%)
Broker: JPMorgan Chase	GBP	3,500,000	94
2-Year Interest Rate Swap OTC
Strike @ 5.18 Exp. 09/14/07
(Pay 3-Month GBP LIBOR, Receive 5.184%)
Broker: Royal Bank of Scotland		6,600,000	4,477
2-Year Interest Rate Swap OTC
Strike @ 5.20 Exp. 01/25/10
(Pay 3-Month LIBOR, Receive 5.200%)
Broker: Lehman Brothers		$4,600,000	47,744
2-Year Interest Rate Swap OTC
Strike @ 5.25 Exp. 06/07/07
(Pay 3-Month LIBOR, Receive 5.250%)
Broker: Royal Bank of Scotland		4,000,000	25,560
2-Year Interest Rate Swap OTC
Strike @ 5.25 Exp. 07/02/07
(Pay 3-Month LIBOR, Receive 5.250%)
Broker: Royal Bank of Scotland		11,300,000	79,123
2-Year Interest Rate Swap OTC
Strike @ 5.37 Exp. 07/02/07
(Pay 3-Month LIBOR, Receive 5.370%)
Broker: Royal Bank of Scotland		7,700,000	68,168
2-Year Interest Rate Swap OTC
Strike @ 5.50 Exp. 06/29/07
(Pay 3-Month LIBOR, Receive 5.500%)
Broker: Royal Bank of Scotland		5,300,000	58,130
30-Year Interest Rate Swap OTC
Strike @ 5.75 Exp. 04/27/09
(Pay 3-Month LIBOR, Receive 5.750%)
Broker: Lehman Brothers		100,000	7,570
JPY vs. USD OTC
Strike @ $103.80 Exp. 03/17/10
Broker: Credit Suisse		500,000	26,101
JPY vs. USD OTC
Strike @ $121.00 Exp. 01/18/08
Broker: Citigroup		400,000	2,164

Total Purchased Call Options
(Cost $506,790)			549,292

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-27

PACIFIC LIFE FUNDS (1) PL MANAGED BOND FUND (1) Schedule of Investments (Continued) March 31, 2007

	Notional Amount		Value

PURCHASED PUT OPTIONS - 0.06%

2-Year Interest Rate Swap OTC
Strike @ 5.20 Exp. 01/25/10
(Receive 3-Month LIBOR, Pay 5.200%)
Broker: Lehman Brothers		$4,600,000	$34,782
30-Year Interest Rate Swap OTC
Strike @ 6.25 Exp. 04/27/09
(Receive 3-Month LIBOR, Pay 6.250%)
Broker: Lehman Brothers		100,000	1,469
Fannie Mae 6.00% due 06/05/37 OTC
Strike @ $89.25 Exp. 06/05/07
Broker: Merrill Lynch		1,000,000	70
JPY vs. USD OTC
Strike @ $103.80 Exp. 03/17/10
Broker: Credit Suisse		500,000	19,002

	Number of Contracts

Eurodollar (06/07) Futures CME
Strike @ $91.25 Exp. 06/18/07
Broker: Merrill Lynch		142	888
Eurodollar (09/07) Futures CME
Strike @ $91.25 Exp. 09/17/07
Broker: Merrill Lynch		82	512
Eurodollar (09/07) Futures CME
Strike @ $91.50 Exp. 09/17/07
Broker: Merrill Lynch		89	556
Eurodollar (03/08) Futures CME
Strike @ $91.50 Exp. 03/17/08
Broker: Merrill Lynch		20	125
Eurodollar (12/07) Futures CME
Strike @ $91.75 Exp. 12/17/07
Broker: Merrill Lynch		39	244
Eurodollar (03/08) Futures CME
Strike @ $91.75 Exp. 03/17/08
Broker: Merrill Lynch		70	437
Eurodollar (12/07) Futures CME
Strike @ $92.25 Exp. 12/17/07
Broker: Merrill Lynch		185	1,156
Eurodollar (03/08) Futures CME
Strike @ $93.00 Exp. 03/17/08
Broker: Merrill Lynch		9	56

Total Purchased Put Options
(Cost $69,590)			59,297

	Principal Amount

SHORT-TERM INVESTMENTS - 34.53%

Certificates of Deposit - 8.53%

Barclays Bank PLC NY
5.281% due 03/17/08 §		$1,000,000	1,000,149
BNP Paribas NY
5.263% due 05/28/08 §		500,000	500,170
Countrywide Bank NA
5.320% due 04/25/07 §		400,000	400,011
Dexia Credit Local SA NY
5.270% due 09/29/08 §		500,000	500,141
Fortis Bank NY
5.265% due 06/30/08 §		400,000	400,130
5.300% due 09/30/08 §		500,000	499,924
Nordea Bank Finland PLC NY
5.263% due 03/31/08 §		900,000	900,100
5.298% due 05/28/08 §		500,000	500,286
Royal Bank of Canada NY
5.265% due 06/30/08 §		500,000	500,523
Skandinaviska Enskilda Banken NY
5.270% due 10/03/07 §		400,000	400,037
Societe Generale NY
5.258% due 06/11/07 §		400,000	400,014
5.270% due 03/25/08 §		1,000,000	1,000,082
The Royal Bank of Scotland NY
5.260% due 07/03/08 §		500,000	499,997
5.265% due 03/26/08 §		1,000,000	999,859
Unicredito Italiano NY
5.360% due 05/29/08 §		500,000	500,250

			9,001,673

Commercial Paper - 14.22%

Abbey National North America
5.220% due 06/01/07		2,300,000	2,279,952
DaimlerChrysler
5.350% due 06/22/07		400,000	395,086
IXIS Commercial Paper
5.230% due 06/08/07		2,800,000	2,772,746
Rabobank USA Finance Corp
5.400% due 04/02/07		2,900,000	2,899,566
Societe Generale North America Inc
5.220% due 05/04/07		1,800,000	1,791,632
UBS Finance LLC DE
5.230% due 06/01/07		4,500,000	4,460,775
Viacom Inc
5.590% due 05/29/07 §		400,000	400,000

			14,999,757

Foreign Government Issues - 4.54%

French Treasury Bills (France)
3.649% due 05/16/07	EUR	2,100,000	2,792,566
3.683% due 05/10/07		1,500,000	1,995,932

			4,788,498

U.S. Government Agency Issue - 2.75%

Federal Home Loan Bank
5.000% due 04/02/07		$2,900,000	2,899,597

U.S. Treasury Bills - 0.92%

4.890% due 06/14/07 ‡		450,000	445,546
5.040% due 05/31/07 ‡		535,000	530,713

			976,259

	Shares

Money Market Funds - 3.38%

BlackRock Liquidity Funds Institutional
TempCash		1,783,220	1,783,220
BlackRock Liquidity Funds Institutional
TempFund		1,783,220	1,783,220

			3,566,440

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-28

PACIFIC LIFE FUNDS (1) PL MANAGED BOND FUND (1) Schedule of Investments (Continued) March 31, 2007

	Principal Amount	Value

Repurchase Agreement - 0.19%

Credit Suisse Securities (USA) LLC
5.125% due 04/02/07
(dated 03/30/07, repurchase price
of $200,085; collateralized by U.S.
Treasury Notes: $203,000 4.500% due
11/30/11 and market value $204,110)	$200,000	$200,000

Total Short-Term Investments
(Cost $36,354,552)		36,432,224

TOTAL INVESTMENTS - 118.66%
(Cost $125,092,228)		125,184,194

OTHER ASSETS & LIABILITIES, NET - (18.66%)		(19,687,434)

NET ASSETS - 100.00%		$105,496,760

Notes to Schedule of Investments

(a) As of March 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	62.56%
Short-Term Investments	34.53%
Corporate Bonds & Notes	10.27%
Asset-Backed Securities	7.78%
U.S. Treasury Obligations	2.17%
Municipal Bonds	0.69%
Purchased Options	0.58%
Foreign Government Bonds, Notes & Rights	0.08%

118.66%
Other Assets & Liabilities, Net	(18.66%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with an aggregate market value of $976,259 were segregated with the broker to cover margin requirements for the following open futures contracts as of March 31, 2007:

Long Futures Outstanding	Number of Contracts	Notional Amount		Net Unrealized Appreciation (Depreciation)

3-Month Euribor (09/07)	14	EUR	14,000,000	($17,299)
Euro-Bobl 5-Year Notes (06/07)	52		5,200,000	(50,709)
Euro-Bund 10-Year Notes (06/07)	22		2,200,000	(36,148)
Eurodollar (06/07)	237		$237,000,000	(23,275)
Eurodollar (12/07)	33		33,000,000	1,238
Eurodollar (03/08)	189		189,000,000	102,688
Eurodollar (06/08)	157		157,000,000	53,400
United Kingdom 90-Day LIBOR Put
Options Strike @ $93.00 (12/07)	48	GBP	24,000,000	(9,446)
United Kingdom 90-Day LIBOR Put
Options Strike @ $92.50 (06/08)	79		39,500,000	(956)
United Kingdom 90-Day LIBOR Sterling
Interest Rate (03/08)	50		25,000,000	(20,785)
United Kingdom 90-Day LIBOR Sterling
Interest Rate (12/07)	48		24,000,000	(588)
United Kingdom 90-Day LIBOR Sterling
Interest Rate (06/08)	83		41,500,000	(40,784)

Long Futures Outstanding	Number of Contracts	Notional Amount		Net Unrealized Appreciation (Depreciation)

United Kingdom 90-Day LIBOR Sterling
Interest Rate (09/08)	33	GBP	16,500,000	($14,218)
United Kingdom 90-Day LIBOR Sterling
Interest Rate (12/08)	34		17,000,000	(13,824)
U.S. Treasury 10-Year Note (06/07)	11		$1,100,000	2,563

Short Futures Outstanding

Euro-Bund 10-Year Note Call Options
Strike @ $117.50 (06/07)	5	EUR	500,000	1,296
Euro-Bund 10-Year Note Put Options
Strike @ $114.50 (06/07)	5		500,000	2,697
U.S. Treasury 2-Year Note (06/07)	82		$16,400,000	(16,531)

				($80,681)

(d) Forward foreign currency contracts outstanding as of March 31, 2007 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Net Unrealized Appreciation (Depreciation)

Sell	AUD	61,207	04/07	($559)
Buy	BRL	1,154,866	05/07	23,939
Sell	BRL	1,154,866	05/07	(7,495)
Buy	BRL	1,178,855	06/07	36,841
Sell	BRL	423,043	06/07	(5,525)
Buy	BRL	243,703	03/08	(21)
Buy	CAD	724,000	04/07	10,510
Sell	CAD	1,289,331	04/07	(8,220)
Buy	CNY	8,902,105	05/07	(518)
Sell	CNY	3,623,242	05/07	1,700
Buy	CNY	8,790,219	11/07	11,243
Buy	CNY	3,623,242	01/08	967
Sell	DKK	4,980,000	06/07	(10,709)
Buy	EUR	2,000,000	04/07	3,663
Sell	EUR	6,115,000	04/07	(4,223)
Sell	GBP	657,000	04/07	(12,014)
Buy	JPY	108,291,000	05/07	24,895
Sell	JPY	101,655,735	05/07	1,844
Buy	KRW	495,566,100	04/07	(3,972)
Buy	MXN	3,710,698	04/07	1,240
Sell	MXN	3,710,698	04/07	733
Buy	MXN	3,710,698	03/08	(865)
Buy	NOK	1,539,536	04/07	4,493
Sell	NZD	70,000	04/07	(797)
Buy	PLN	853,597	04/07	92
Sell	PLN	853,597	04/07	(1,001)
Buy	PLN	853,597	09/07	1,020
Buy	RUB	8,442,840	12/07	2,880
Buy	SGD	481,900	04/07	2,010

				$72,151

(e) Transactions in written options for the year ended March 31, 2007 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2006	6,600,000	$50,404
Call Options Written	50,400,053	508,210
Put Options Written	30	13,778
Call Options Expired	(16,500,018)	(122,307)
Put Options Expired	(800,030)	(18,341)

Outstanding, March 31, 2007	39,700,035	$431,744

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-29

PACIFIC LIFE FUNDS (1) PL MANAGED BOND FUND (1) Schedule of Investments (Continued) March 31, 2007

(f) Premiums received and value of written options outstanding as of March 31, 2007:

Counterparty	Type	Pay/Receive Floating Rate Based on 6-Month EUR-LIBOR	Exercise Rate	Expiration Date	Notional Amount		Premium	Value

Citigroup	Call - OTC 5-Year Interest Rate Swap	Receive	4.100%	07/02/07	EUR	3,500,000	$44,256	$8,304

		6-Month GBP-LIBOR

JPMorgan Chase	Call - OTC 8-Year Interest Rate Swap	Receive	4.850%	06/15/07	GBP	1,000,000	15,134	198
Royal Bank of Scotland	Call - OTC 8-Year Interest Rate Swap	Receive	4.850%	09/14/07		1,900,000	38,017	3,733

		3-Month USD-LIBOR

Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.340%	06/07/07		$2,000,000	20,340	33,310
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.600%	06/29/07		2,300,000	25,415	62,988
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	07/02/07		1,100,000	11,880	6,604
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.370%	07/02/07		4,900,000	59,325	90,385
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap	Receive	5.500%	07/02/07		2,500,000	28,808	66,465
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.900%	08/08/07		10,900,000	57,498	68,064
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.010%	10/25/07		1,300,000	11,968	13,911
Lehman Brothers	Call - OTC 5-Year Interest Rate Swap	Receive	5.150%	12/20/07		1,900,000	27,450	28,577
Barclays	Call - OTC 5-Year Interest Rate Swap	Receive	4.900%	02/01/08		700,000	8,715	7,097
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.100%	02/01/08		1,300,000	15,600	18,696
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.900%	03/31/08		4,400,000	56,045	48,267

			Strike Price			Contracts

Merrill Lynch	Call - CBOT U.S. Treasury 30-Year Futures		$ 110.00	05/25/07		35	11,293	6,016

							$431,744	$462,615

(g) Credit default swaps outstanding as of March 31, 2007:

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation (Deprecation)

Goldman Sachs	American International Group 5.600% due 10/18/16	Sell	0.060%	03/20/08		$900,000	$(112)
Lehman Brothers	Johnson & Johnson 3.800% due 05/15/13	Buy	(0.110%)	12/20/08		100,000	(176)
Lehman Brothers	The Home Depot Inc 5.375% due 04/01/06	Buy	(0.120%)	12/20/08		100,000	(51)
Citigroup	Wal-Mart Stores Inc 3.375% due 10/01/08	Buy	(0.140%)	12/20/08		100,000	(157)
Barclays	Eli Lilly & Co 6.000% due 03/15/12	Buy	(0.160%)	12/20/08		100,000	(224)
Morgan Stanley	Emerson Electric Co 4.625% due 10/15/12	Buy	(0.210%)	12/20/08		100,000	(241)
Merrill Lynch	Gannett Co Inc 6.375% due 04/01/12	Buy	(0.220%)	12/20/08		100,000	(151)
Morgan Stanley	The Allstate Corp 6.125% due 02/15/12	Buy	(0.260%)	12/20/08		100,000	(330)
Citigroup	Eaton Corp 5.750% due 07/15/12	Buy	(0.280%)	12/20/08		100,000	(363)
Barclays	FedEx Corp 7.250% due 02/15/11	Buy	(0.290%)	12/20/08		100,000	(278)
Lehman Brothers	Whirlpool Corp 8.600% due 05/01/10	Buy	(0.290%)	12/20/08		100,000	(154)
Merrill Lynch	Ingersoll-Rand Co Ltd 6.480% due 06/01/25	Buy	(0.320%)	12/20/08		100,000	(363)
Royal Bank of Scotland	Republic of Indonesia 6.750% due 03/10/14	Sell	0.400%	12/20/08		200,000	7
Barclays	Ukraine Government Bond 7.650% due 06/11/13	Sell	0.710%	12/20/08		100,000	242
Morgan Stanley	Dow Jones CDX NA EM3 Index	Sell	2.100%	06/20/10		400,000	29,337
JPMorgan Chase	Health Care Properties 5.950% due 09/15/11	Buy	(0.460%)	09/20/11		900,000	(1,261)
Deutsche Bank	Dow Jones CDX NA IG7 Index	Buy	(0.400%)	12/20/11		1,900,000	3,093
Morgan Stanley	Dow Jones CDX NA IG5 Index	Buy	(0.140%)	12/20/12		1,300,000	979
Morgan Stanley	Dow Jones CDX NA IG5 Index	Sell	0.460%	12/20/15		900,000	(3,376)
Morgan Stanley	Dow Jones CDX NA IG7 Index	Buy	(0.650%)	12/20/16		1,600,000	13,441
Deutsche Bank	Dow Jones ITRAXX6 NA HI4 Index	Buy	(0.850%)	12/20/16	EUR	800,000	(941)
HSBC	Dow Jones ITRAXX6 NA HI4 Index	Buy	(0.850%)	12/20/16		800,000	(899)
Goldman Sachs	Trinity CDO Ltd 6.940% due 03/08/40	Buy	(2.050%)	03/08/40		$1,000,000	84,100

							$122,122

(1)

If the Fund is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-30

PACIFIC LIFE FUNDS (1) PL MANAGED BOND FUND (1) Schedule of Investments (Continued) March 31, 2007

(h) Interest rate swaps outstanding as of March 31, 2007:

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation (Deprecation)

UBS	6-Month JPY-LIBOR	Pay	1.000%	09/18/08	JPY	600,000,000	$4,986
Citigroup	3-Month New Zealand Bank Bill	Pay	7.250%	06/15/09	NZD	1,000,000	(7,002)
UBS	3-Month New Zealand Bank Bill	Pay	7.250%	06/15/09		5,800,000	(18,122)
UBS	3-Month USD-LIBOR	Pay	5.000%	06/18/09		$11,300,000	55,152
Barclays	3-Month USD-LIBOR	Pay	5.000%	06/20/09		5,900,000	18,402
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	06/20/09		9,800,000	(1,089)
Citigroup	6-Month Australia Bank Bill	Pay	6.500%	01/15/10	AUD	3,700,000	(4,194)
Deutsche Bank	6-Month Australia Bank Bill	Pay	6.500%	01/15/10		7,400,000	(7,922)
Royal Bank of Scotland	6-Month GBP-LIBOR	Pay	5.000%	09/15/10	GBP	300,000	(2,640)
Barclays	6-Month EUR-LIBOR	Receive	4.000%	12/15/11	EUR	5,900,000	19,187
Barclays	France CPI Excluding Tobacco	Pay	1.948%	03/15/12		400,000	449
Lehman Brothers	France CPI Excluding Tobacco	Pay	1.965%	03/15/12		100,000	227
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.995%	03/15/12		300,000	(82)
Royal Bank of Scotland	France CPI Excluding Tobacco	Pay	1.955%	03/28/12		100,000	—
Royal Bank of Scotland	France CPI Excluding Tobacco	Pay	1.950%	03/30/12		100,000	—
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.960%	03/30/12		100,000	—
UBS	3-Month USD-LIBOR	Pay	5.000%	06/20/12		$800,000	(636)
Goldman Sachs	3-Month USD-LIBOR	Pay	5.000%	06/20/14		5,200,000	(17,160)
Lehman Brothers	3-Month USD-LIBOR	Pay	5.000%	06/20/14		3,000,000	38,130
Barclays	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	EUR	1,000,000	5,315
Deutsche Bank	6-Month EUR-LIBOR	Receive	4.000%	12/15/14		200,000	254
HSBC	6-Month EUR-LIBOR	Receive	4.000%	12/15/14		2,500,000	3,171
Deutsche Bank	6-Month GBP-LIBOR	Pay	5.000%	09/15/15	GBP	200,000	(11,553)
Goldman Sachs	6-Month GBP-LIBOR	Pay	5.000%	09/15/15		300,000	(16,875)
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/16	MXN	6,300,000	14,913
Merrill Lynch	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/16		2,600,000	4,558
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16		2,800,000	7,991
Goldman Sachs	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16		900,000	1,836
Barclays	3-Month USD-LIBOR	Receive	5.000%	06/20/17		$100,000	2,292
Citigroup	3-Month USD-LIBOR	Receive	5.000%	06/20/17		3,100,000	66,175
Deutsche Bank	3-Month USD-LIBOR	Receive	5.000%	06/20/17		2,600,000	58,206
Lehman Brothers	3-Month USD-LIBOR	Receive	5.000%	06/20/17		200,000	4,584
Royal Bank of Scotland	3-Month USD-LIBOR	Receive	5.000%	06/20/17		600,000	13,751
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/34	EUR	1,000,000	24,839
Barclays	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	GBP	200,000	9,713
Deutsche Bank	6-Month GBP-LIBOR	Receive	4.000%	12/15/35		1,000,000	42,519
Goldman Sachs	6-Month GBP-LIBOR	Receive	4.000%	12/15/35		1,500,000	65,583
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/15/35		$1,800,000	(49,558)
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	06/20/37		1,400,000	(52,286)
Goldman Sachs	3-Month USD-LIBOR	Pay	5.000%	06/20/37		1,200,000	1,312
Lehman Brothers	3-Month USD-LIBOR	Pay	5.000%	06/20/37		800,000	(27,478)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/37		200,000	(6,865)
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000%	06/20/37		1,100,000	(29,035)

							$211,048

(i) Investments sold short outstanding as of March 31, 2007:

Type	Principal Amount	Value

Fannie Mae
5.500% 04/15/37 #	$1,000,000	$989,688
U.S. Treasury Notes
4.500% 02/15/16 #	400,000	396,063

Total Investments sold short
(Proceeds $1,391,265)		$1,385,751

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-31

PACIFIC LIFE FUNDS (1)
PL INFLATION MANAGED FUND (1)
Schedule of Investments
March 31, 2007

	Principal Amount		Value

CORPORATE BONDS & NOTES - 2.18%

Consumer Discretionary - 0.12%

CSC Holdings Inc
7.875% due 12/15/07		$100,000	$101,375

Financial Services - 1.51%

Bank of America NA
5.360% due 02/27/09 §		500,000	500,244
Ford Motor Credit Co
7.875% due 06/15/10		500,000	502,209
General Electric Capital Corp
5.380% due 12/12/08 §		100,000	100,094
Rabobank Nederland (Netherlands)
5.380% due 01/15/09~ §		100,000	100,084
Travelers Property Casualty Corp
3.750% due 03/15/08		100,000	98,328

			1,300,959

Integrated Oils - 0.30%

Pemex Project Funding Master Trust
9.250% due 03/30/18		200,000	253,900

Utilities - 0.25%

Mission Energy Holding
13.500% due 07/15/08		200,000	219,000

Total Corporate Bonds & Notes
(Cost $1,843,100)			1,875,234

MORTGAGE-BACKED SECURITIES - 7.88%

Collateralized Mortgage Obligations - 0.26%

Countrywide Home Loan Mortgage
Pass-Through Trust
5.660% due 06/25/35~ “ §		65,995	65,869
GSR Mortgage Loan Trust
4.539% due 09/25/35 “ §		161,129	160,062

			225,931

Fannie Mae - 7.62%

5.500% due 10/01/35 “		87,776	86,974
5.500% due 04/12/37 # “		4,200,000	4,156,690
6.000% due 09/01/36 - 12/01/36 “ ±		289,266	291,506
6.000% due 04/12/37 # “		2,000,000	2,015,000

			6,550,170

Total Mortgage-Backed Securities
(Cost $6,782,655)			6,776,101

ASSET-BACKED SECURITIES - 0.11%

Freddie Mac Structured Pass-Through Securities
5.600% due 09/25/31 “ §		5,637	5,640
Lehman XS Trust
5.400% due 07/25/46 “ §		67,238	67,277
Merrill Lynch Mortgage Investors Inc
5.400% due 01/25/37 “ §		22,958	22,973

Total Asset-Backed Securities
(Cost $95,834)			95,890

U.S. TREASURY OBLIGATIONS - 97.84%

U.S. Treasury Bonds - 0.14%

6.625% due 02/15/27		100,000	121,328

U.S. Treasury Inflation Protected Securities - 97.58%

0.875% due 04/15/10 # ^		6,960,420	6,729,673
1.625% due 01/15/15 ^		4,345,467	4,173,008
1.875% due 07/15/13 ^		1,212,068	1,196,634
1.875% due 07/15/15 ^		9,259,916	9,054,827
2.000% due 01/15/14 ^		3,669,121	3,634,437
2.000% due 01/15/16 ^		2,956,956	2,912,256
2.000% due 01/15/26 ^		3,466,776	3,295,878
2.375% due 04/15/11 ^		1,427,440	1,446,455
2.375% due 01/15/17 ^		7,426,122	7,538,390
2.375% due 01/15/25 ^		7,869,708	7,923,198
2.375% due 01/15/27 ^		1,806,354	1,821,807
2.500% due 07/15/16 ^		5,110,710	5,245,868
3.000% due 07/15/12 ^		5,318,271	5,576,292
3.375% due 04/15/32 ^		285,038	347,635
3.500% due 01/15/11 ^		3,720,896	3,929,761
3.625% due 01/15/08 # ^		2,894,067	2,930,692
3.625% due 04/15/28 ^		1,964,447	2,391,793
3.875% due 01/15/09 ^		1,604,200	1,663,292
3.875% due 04/15/29 ^		7,201,643	9,143,839
4.250% due 01/15/10 ^		2,766,601	2,942,864

			83,898,599

U.S. Treasury Notes - 0.12%

4.500% due 02/28/11		100,000	99,895

Total U.S. Treasury Obligations
(Cost $84,321,401)			84,119,822

FOREIGN GOVERNMENT BONDS & NOTES - 0.58%

United Kingdom Gilt Inflation Linked Bond
(United Kingdom)
2.500% due 05/20/09 ^	GBP	100,000	501,309

Total Foreign Government Bonds & Notes
(Cost $500,642)			501,309

MUNICIPAL BONDS - 0.13%

Tobacco Settlement Financing Corp RI ‘A’
6.000% due 06/01/23		$100,000	106,593

Total Municipal Bonds
(Cost $89,450)			106,593

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-32

PACIFIC LIFE FUNDS (1)
PL INFLATION MANAGED FUND (1)
Schedule of Investments (Continued)
March 31, 2007

	Notional Amount		Value

PURCHASED CALL OPTIONS - 0.03%

2-Year Interest Rate Swap OTC
Strike @ 5.25 Exp. 06/07/07
(Pay 3-Month LIBOR, Receive 5.250%)
Broker: Royal Bank of Scotland		$3,000,000	$19,170
2-Year Interest Rate Swap OTC
Strike @ 5.25 Exp. 06/07/07
(Pay 3-Month LIBOR, Receive 5.250%)
Broker: Wachovia		1,000,000	6,390

Total Purchased Call Options
(Cost $16,880)			25,560

PURCHASED STRADDLE OPTION - 0.00%

Call & Put CHF vs. USD Delta Neutral Straddle.
Strike & premium determined on a future date,
based upon an implied volatility parameter of
7.075%.
Exp. 09/26/07 OTC
Broker: Royal Bank of Scotland		400,000	864

Total Purchased Straddle Option
(Cost $0)			864

	Principal Amount

SHORT-TERM INVESTMENTS - 5.10%

Foreign Government Issues - 3.20%

French Treasury Bills (France)
2.532% due 05/31/07	EUR	2,070,000	2,748,331

U.S. Treasury Bills - 0.23%

4.890% due 06/14/07 ‡		$10,000	9,901
4.930% due 05/31/07 ‡		15,000	14,880
4.960% due 06/14/07 ‡		180,000	178,219

			203,000

	Shares

Money Market Funds - 1.67%

BlackRock Liquidity Funds Institutional
TempCash		717,147	717,147
BlackRock Liquidity Funds Institutional
TempFund		717,147	717,147

			1,434,294

Total Short-Term Investments
(Cost $4,349,425)			4,385,625

TOTAL INVESTMENTS - 113.85%
(Cost $97,999,387)			97,886,998

OTHER ASSETS & LIABILITIES, NET - (13.85%)			(11,908,815)

NET ASSETS - 100.00%			$85,978,183

Notes to Schedule of Investments

(a) As of March 31, 2007, the Fund was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	97.84%
Mortgage-Backed Securities	7.88%
Short-Term Investments	5.10%
Corporate Bonds & Notes	2.18%
Foreign Government Bonds & Notes	0.58%
Municipal Bonds	0.13%
Asset-Backed Securities	0.11%
Purchased Options	0.03%

113.85%
Other Assets & Liabilities, Net	(13.85%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with an aggregate market value of $203,000 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2007:

Long Futures Outstanding	Number of Contracts	Notional Amount		Net Unrealized Appreciation (Depreciation)

Euro-Bund 10-Year Notes (06/07)	5	EUR	500,000	($8,215)
Eurodollar (09/07)	13		$2,000,000	(875)
United Kingdom 90-Day LIBOR
Sterling Interest Rate (03/08)	25	GBP	12,500,000	(12,176)
United Kingdom 90-Day LIBOR
Sterling Interest Rate (06/08)	22		11,000,000	(10,971)
U.S. Treasury 5-Year Notes (06/07)	54		$5,400,000	28,688

Short Futures Outstanding

Euro-Bund 10-Year Note
Call Options Strike @ EUR 116.5 (06/07)	12	EUR	1,200,000	2,489
Euro-Bund 10-Year Note
Call Options Strike @ EUR 117.5 (06/07)	10		1,000,000	3,291
Euro-Bund 10-Year Note
Put Options Strike @ EUR 113.5 (06/07)	12		1,200,000	2,250
Euro-Bund 10-Year Note
Put Options Strike @ EUR 114.5 (06/07)	10		1,000,000	(1,651)
Eurodollar (12/07)	16		$16,000,000	5,200
Eurodollar (03/08)	17		17,000,000	313
Eurodollar (06/08)	17		17,000,000	(3,188)
Eurodollar (09/08)	17		17,000,000	(5,213)
U.S. Treasury 10-Year Note (06/07)	38		3,800,000	(3,563)
U.S. Treasury 30-Year Bonds (06/07)	68		6,800,000	119,000

				$115,379

(d) Investment sold short outstanding as of March 31, 2007:

Type		Principal Amount		Value

U.S. Treasury Notes
4.250% due 11/15/13 #			$600,000	$588,914

Total Investments sold short
(Proceeds $591,986)				$588,914

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-33

PACIFIC LIFE FUNDS (1)
PL INFLATION MANAGED FUND (1)
Schedule of Investments (Continued)
March 31, 2007

(e) Forward foreign currency contracts outstanding as of March 31, 2007 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Net Unrealized Appreciation (Depreciation)

Buy	CHF	266,000	06/07	$508
Buy	CNY	6,507,744	01/08	11,167
Buy	CNY	3,586,143	03/08	2,503
Buy	CNY	5,916,844	03/09	(1,349)
Sell	EUR	1,559,000	04/07	(1,077)
Buy	GBP	17,000	04/07	609
Sell	GBP	301,000	04/07	(4,467)
Buy	JPY	6,166,000	05/07	1,418
Sell	JPY	9,924,702	05/07	245

				$9,557

(f) Transactions in written options for the year ended March 31, 2007 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2006	11	$8,011
Call Options Written	5,700,101	46,944
Put Options Written	6,100,101	50,752
Call Options Expired	(4,700,092)	(33,710)
Put Options Expired	(6,100,097)	(53,280)

Outstanding, March 31, 2007	1,000,024	$18,717

(g) Premiums received and value of written options outstanding as of March 31, 2007:

Counterparty	Type	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Notional Amount	Premium	Value

Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.340%	06/07/07	$1,000,000	$10,170	$16,655

		Strike Price		Numbers of Contracts

Merrill Lynch	Put - CBOT U.S. Treasury 10-Year Futures	$105.00	05/25/07	8	3,099	250
Merrill Lynch	Put - CBOT U.S. Treasury 10-Year Futures	107.00	05/25/07	4	799	1,187
Merrill Lynch	Call - CBOT U.S. Treasury 10-Year Futures	108.00	05/25/07	8	2,849	6,375
Merrill Lynch	Call - CBOT U.S. Treasury 10-Year Futures	110.00	05/25/07	4	1,800	688

					$18,717	$25,155

(h) Credit default swap outstanding as of March 31, 2007:

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation

Bear Stearns	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.350%	06/20/07	$500,000	$4,401
Royal Bank of Scotland	Republic of Indonesia 6.750% due 03/10/14	Sell	0.400%	12/20/08	1,000,000	34

						$4,435

(1)

If the Fund is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-34

PACIFIC LIFE FUNDS (1)
PL INFLATION MANAGED FUND (1)
Schedule of Investments (Continued)
March 31, 2007

(i) Interest rate swaps outstanding as of March 31, 2007:

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation (Depreciation)

Barclays	6-Month GBP-LIBOR	Pay	5.000%	06/15/09	GBP	1,200,000	$(19,831)
UBS	3-Month USD-LIBOR	Pay	5.000%	06/18/09		$12,000,000	58,404
Barclays	3-Month USD-LIBOR	Pay	5.000%	06/20/09		12,300,000	(13,052)
Goldman Sachs	3-Month USD-LIBOR	Pay	5.000%	06/20/09		2,800,000	(2,971)
UBS	3-Month USD-LIBOR	Pay	5.000%	06/20/09		6,600,000	(6,739)
Citigroup	6-Month Australian Bank Bill	Pay	6.500%	01/15/10	AUD	300,000	(359)
Deutsche Bank	6-Month Australian Bank Bill	Pay	6.500%	01/15/10		1,100,000	(1,049)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/10		700,000	(523)
Credit Suisse	6-Month GBP-LIBOR	Pay	5.000%	09/15/10	GBP	500,000	(5,293)
Royal Bank of Scotland	6-Month GBP-LIBOR	Pay	5.000%	09/15/10		1,000,000	(9,304)
Barclays	France CPI Excluding Tobacco	Pay	2.103%	10/15/10	EUR	500,000	11,285
UBS	France CPI Excluding Tobacco	Pay	2.146%	10/15/10		100,000	2,347
JPMorgan Chase	France CPI Excluding Tobacco	Pay	2.261%	07/14/11		500,000	15,025
JPMorgan Chase	France CPI Excluding Tobacco	Pay	2.028%	10/15/11		200,000	2,887
UBS	France CPI Excluding Tobacco	Pay	2.095%	10/15/11		300,000	5,297
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.976%	12/15/11		4,000,000	20,813
BNP Paribas	France CPI Excluding Tobacco	Pay	1.988%	12/15/11		1,000,000	4,795
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/12	JPY	580,000,000	8,322
Citigroup	3-Month USD-LIBOR	Pay	5.000%	06/20/12		$800,000	4,916
Goldman Sachs	3-Month USD-LIBOR	Receive	5.000%	06/20/14		300,000	1,803
Goldman Sachs	6-Month GBP-LIBOR	Receive	5.000%	09/15/15	GBP	300,000	5,286
UBS	Eurostat Eurozone HICP Excluding Tobacco	Receive	2.275%	10/15/16	EUR	200,000	(795)
UBS	France CPI Excluding Tobacco	Pay	2.350%	10/15/16		200,000	1,461
JPMorgan Chase	France CPI Excluding Tobacco	Pay	2.353%	10/15/16		100,000	766
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16	MXN	1,700,000	3,982
Credit Suisse	6-Month EUR-LIBOR	Receive	4.000%	06/15/17	EUR	500,000	18,047
Barclays	3-Month USD-LIBOR	Receive	5.000%	06/20/17		$2,000,000	2,718
Citigroup	3-Month USD-LIBOR	Receive	5.000%	06/20/17		3,600,000	75,884
JPMorgan Chase	3-Month USD-LIBOR	Receive	5.000%	06/20/17		300,000	6,876
Barclays	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	GBP	400,000	9,188
Credit Suisse	6-Month GBP-LIBOR	Receive	4.000%	12/15/35		200,000	4,713
HSBC	6-Month GBP-LIBOR	Receive	4.250%	06/12/36		200,000	31,826
Goldman Sachs	3-Month USD-LIBOR	Pay	5.000%	06/20/37		$500,000	7,656
JPMorgan Chase	3-Month USD-LIBOR	Pay	5.000%	06/20/37		500,000	(10,389)
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000%	06/20/37		1,000,000	5,353

							$239,345

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

C-35

PACIFIC LIFE FUNDS (1) PL COMSTOCK FUND (1) Schedule of Investments March 31, 2007

	Shares	Value

COMMON STOCKS - 96.89%

Autos & Transportation - 0.37%

Southwest Airlines Co	21,800	$320,460

Consumer Discretionary - 15.26%

Clear Channel Communications Inc	12,799	448,477
Gannett Co Inc	7,000	394,030
Kimberly-Clark Corp	28,300	1,938,267
Liberty Media Corp - Capital ‘A’ *	10,075	1,114,194
Liberty Media Corp - Interactive ‘A’ *	52,375	1,247,572
Lowe’s Cos Inc	12,200	384,178
News Corp ‘B’	40,100	981,247
The Home Depot Inc	8,100	297,594
The Walt Disney Co	2,200	75,746
Time Warner Inc	111,800	2,204,696
Viacom Inc ‘B’ *	44,650	1,835,561
Wal-Mart Stores Inc	45,900	2,155,005

		13,076,567

Consumer Staples - 10.55%

Altria Group Inc	17,200	1,510,332
Anheuser-Busch Cos Inc	12,990	655,475
Cadbury Schweppes PLC ADR (United Kingdom)	30,700	1,577,059
Kraft Foods Inc ‘A’	30,800	975,128
The Coca-Cola Co	47,700	2,289,600
Unilever NV ‘NY’ (Netherlands)	69,400	2,027,868

		9,035,462

Financial Services - 27.01%

Aflac Inc	10,600	498,836
American International Group Inc	13,800	927,636
Bank of America Corp	50,700	2,586,714
Barclays PLC ADR (United Kingdom)	3,100	176,514
Berkshire Hathaway Inc ‘B’ *	105	382,200
Citigroup Inc	71,600	3,675,944
Fannie Mae	8,600	469,388
First Data Corp	9,600	258,240
Freddie Mac	27,000	1,606,230
Genworth Financial Inc ‘A’	8,100	283,014
JPMorgan Chase & Co	24,900	1,204,662
Merrill Lynch & Co Inc	13,300	1,086,211
MetLife Inc	10,800	682,020
SunTrust Banks Inc	2,900	240,816
The Bank of New York Co Inc	32,200	1,305,710
The Chubb Corp	32,280	1,667,908
The Hartford Financial Services Group Inc	4,300	410,994
The PNC Financial Services Group Inc	9,500	683,715
The Travelers Cos Inc	11,086	573,922
The Western Union Co	14,600	320,470
Torchmark Corp	5,500	360,745
U.S. Bancorp	12,200	426,634
Wachovia Corp	39,456	2,172,053
Wells Fargo & Co	33,100	1,139,633

		23,140,209

Health Care - 21.04%

Abbott Laboratories	25,000	1,395,000
Boston Scientific Corp *	41,900	609,226
Bristol-Myers Squibb Co	83,500	2,317,960
Cardinal Health Inc	14,500	1,057,775
CVS/Caremark Corp	34,800	1,188,072
Eli Lilly & Co	33,700	1,810,027
GlaxoSmithKline PLC ADR (United Kingdom)	34,600	1,911,996
Pfizer Inc	67,300	1,699,998
Roche Holding AG ADR (Switzerland)	14,300	1,259,215
Sanofi-Aventis ADR (France)	13,400	583,034
Schering-Plough Corp	73,900	1,885,189
Wyeth	46,100	2,306,383

		18,023,875

Materials & Processing - 8.31%

Alcoa Inc	52,800	1,789,920
E.I. du Pont de Nemours & Co	41,800	2,066,174
International Paper Co	72,258	2,630,191
Rohm & Haas Co	12,200	630,984

		7,117,269

Multi-Industry - 1.13%

General Electric Co	27,400	968,864

Producer Durables - 0.30%

KLA-Tencor Corp	4,800	255,936

Technology - 5.69%

Cisco Systems Inc *	8,700	222,111
Dell Inc *	48,700	1,130,327
Hewlett-Packard Co	9,800	393,372
Intel Corp	34,200	654,246
International Business Machines Corp	8,300	782,358
L-3 Communications Holdings Inc	700	61,229
McAfee Inc *	14,800	430,384
Microsoft Corp	18,100	504,447
Telefonaktiebolaget LM Ericsson ADR (Sweden)	7,300	270,757
Texas Instruments Inc	14,000	421,400

		4,870,631

Utilities - 7.23%

American Electric Power Co Inc	4,300	209,625
AT&T Inc	37,700	1,486,511
Comcast Corp ‘A’ *	71,500	1,855,425
Sprint Nextel Corp	17,700	335,592
Verizon Communications Inc	60,900	2,309,328

		6,196,481

Total Common Stocks (Cost $73,546,642)		83,005,754

	Principal Amount

SHORT-TERM INVESTMENTS - 8.02%

U.S. Government Agency Issue - 7.94%

Federal Home Loan Bank
5.000% due 04/02/07	$6,800,000	6,799,056

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

PACIFIC LIFE FUNDS (1) PL COMSTOCK FUND (1) Schedule of Investments (Continued) March 31, 2007

	Shares	Value

Money Market Funds - 0.08%

BlackRock Liquidity Funds Institutional TempCash	34,687	$34,687
BlackRock Liquidity Funds Institutional TempFund	34,687	34,687

		69,374

Total Short-Term Investments (Cost $6,868,430)		6,868,430

TOTAL INVESTMENTS - 104.91% (Cost $80,415,072)		89,874,184

OTHER ASSETS & LIABILITIES, NET - (4.91%)		(4,205,798)

NET ASSETS - 100.00%		$85,668,386

Notes to Schedule of Investments

(a) As of March 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services		27.01%
Health Care		21.04%
Consumer Discretionary		15.26%
Consumer Staples		10.55%
Materials & Processing		8.31%
Short-Term Investments		8.02%
Utilities		7.23%
Technology		5.69%
Multi-Industry		1.13%
Autos & Transportation		0.37%
Producer Durables		0.30%

		104.91%
Other Assets & Liabilities, Net		(4.91%)

		100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

PACIFIC LIFE FUNDS (1) PL MID-CAP GROWTH FUND (1) Schedule of Investments March 31, 2007

	Shares	Value

COMMON STOCKS - 94.05%

Autos & Transportation - 5.40%

C.H. Robinson Worldwide Inc	41,419	$1,977,758
Expeditors International of Washington Inc	38,291	1,582,184

		3,559,942

Consumer Discretionary - 43.33%

Abercrombie & Fitch Co ‘A’	25,690	1,944,219
Amazon.com Inc *	49,698	1,977,483
Apollo Group Inc ‘A’ *	22,160	972,824
AutoZone Inc *	10,261	1,314,845
Baidu.com Inc ADR * (Cayman)	7,477	721,904
Choice Hotels International Inc	18,578	658,219
ChoicePoint Inc *	31,293	1,171,297
Expedia Inc *	30,084	697,347
Focus Media Holding Ltd ADR * (Cayman)	9,648	756,982
Grupo Televisa SA ADR (Mexico)	74,805	2,229,189
Hilton Hotels Corp	19,884	715,029
InterContinental Hotels Group PLC ADR
(United Kingdom)	53,338	1,319,049
Iron Mountain Inc *	57,312	1,497,563
ITT Educational Services Inc *	8,656	705,377
Lamar Advertising Co ‘A’	15,285	962,496
Li & Fung Ltd + (Bermuda)	412,000	1,288,423
Monster Worldwide Inc *	40,234	1,905,885
PetSmart Inc	18,968	625,185
The Corporate Executive Board Co	31,178	2,368,281
Urban Outfitters Inc *	25,170	667,257
Weight Watchers International Inc	13,649	629,082
Wendy’s International Inc	50,065	1,567,035
Wynn Resorts Ltd	19,886	1,886,386

		28,581,357

Energy - 2.67%

Southwestern Energy Co *	42,900	1,758,042

Financial Services - 8.79%

Alleghany Corp *	2,508	937,056
Brown & Brown Inc	23,005	622,285
Calamos Asset Management Inc ‘A’	41,289	921,570
Fortress Investment Group LLC ‘A’	2,736	78,468
Janus Capital Group Inc	62,079	1,298,072
Leucadia National Corp	33,766	993,396
People’s Bank	21,281	944,876

		5,795,723

Health Care - 7.01%

Dade Behring Holdings Inc	40,876	1,792,413
Stericycle Inc *	16,023	1,305,875
Techne Corp *	26,778	1,529,024

		4,627,312

Integrated Oils - 4.50%

Ultra Petroleum Corp * (Canada)	55,852	2,967,417

Materials & Processing - 6.36%

Cabot Corp	15,321	731,271
Chaparral Steel Co	13,900	808,563
Forest City Enterprises Inc ‘A’	6,843	452,870
MeadWestvaco Corp	19,956	615,443
Texas Industries Inc	12,597	951,451
The St. Joe Co	12,163	636,247

		4,195,845

Producer Durables - 6.23%

Crown Castle International Corp *	39,159	1,258,179
Desarrolladora Homex SAB de CV ADR * (Mexico)	17,313	1,003,288
NVR Inc *	1,359	903,735
Pentair Inc	30,394	947,077

		4,112,279

Technology - 4.27%

Equinix Inc *	11,307	968,218
salesforce.com inc *	23,947	1,025,411
Tessera Technologies Inc *	20,782	825,877

		2,819,506

Utilities - 5.49%

NII Holdings Inc *	29,618	2,197,063
Questar Corp	7,534	672,108
Tencent Holdings Ltd + (Cayman)	232,000	754,669

		3,623,840

Total Common Stocks
(Cost $52,650,999)		62,041,263

OPEN-END MUTUAL FUND - 2.66%

Aeroplan Income Fund (Canada)	103,910	1,755,084

Total Open-End Mutual Fund
(Cost $1,575,978)		1,755,084

	Principal Amount

SHORT-TERM INVESTMENTS - 6.99%

U.S. Government Agency Issue - 6.97%

Federal Home Loan Bank
5.000% due 04/02/07	$4,600,000	4,599,361

	Shares

Money Market Fund - 0.02%

BlackRock Liquidity Funds Institutional TempCash	13,337	13,337

Total Short-Term Investments
(Cost $4,612,698)		4,612,698

TOTAL INVESTMENTS - 103.70%
(Cost $58,839,675)		68,409,045

OTHER ASSETS & LIABILITIES, NET - (3.70%)		(2,441,114)

NET ASSETS - 100.00%		$65,967,931

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

PACIFIC LIFE FUNDS (1) PL MID-CAP GROWTH FUND (1) Schedule of Investments (Continued) March 31, 2007

Notes to Schedule of Investments

(a) As of March 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	43.33%
Financial Services	8.79%
Health Care	7.01%
Short-Term Investments	6.99%
Materials & Processing	6.36%
Producer Durables	6.23%
Utilities	5.49%
Autos & Transportation	5.40%
Integrated Oils	4.50%
Technology	4.27%
Energy	2.67%
Open-End Mutual Fund	2.66%

103.70%
Other Assets & Liabilities, Net	(3.70%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with a total aggregate market value of $2,043,092 or 3.10% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

PACIFIC LIFE FUNDS (1) PL REAL ESTATE FUND (1) Schedule of Investments March 31, 2007

	Shares	Value

COMMON STOCKS - 97.76%

Consumer Discretionary - 9.12%

Gaylord Entertainment Co *	1,006	$53,187
Hilton Hotels Corp	26,686	959,629
Morgans Hotel Group Co *	14,330	301,072
Starwood Hotels & Resorts Worldwide Inc	24,784	1,607,241

		2,921,129

Financial Services - 84.54%

Acadia Realty Trust REIT	5,155	134,391
AMB Property Corp REIT	13,210	776,616
American Campus Communities Inc REIT	2,920	88,447
Archstone-Smith Trust REIT	19,605	1,064,159
AvalonBay Communities Inc REIT	8,626	1,121,380
Boston Properties Inc REIT	12,908	1,515,399
Brandywine Realty Trust REIT	26,474	884,496
BRE Properties Inc REIT	11,245	710,122
Brookfield Properties Corp (Canada)	36,027	1,451,888
Camden Property Trust REIT	455	31,991
Cedar Shopping Centers Inc REIT	3,280	53,136
Cogdell Spencer Inc REIT	2,080	43,826
Colonial Properties Trust REIT	2,585	118,057
DCT Industrial Trust Inc REIT	470	5,560
Equity Lifestyle Properties Inc REIT	7,180	387,792
Equity One Inc REIT	40	1,060
Equity Residential REIT	42,649	2,056,961
Essex Property Trust Inc REIT	4,352	563,497
Federal Realty Investment Trust REIT	9,813	889,254
General Growth Properties Inc REIT	15,106	975,394
GMH Communities Trust REIT	4,760	47,552
Health Care Property Investors Inc REIT	2,530	91,156
Health Care REIT Inc	644	28,272
Hersha Hospitality Trust REIT	9,927	116,940
Highwoods Properties Inc REIT	4,826	190,579
Host Hotels & Resorts Inc REIT	66,494	1,749,457
Kilroy Realty Corp REIT	589	43,439
LaSalle Hotel Properties REIT	110	5,054
Legacy Hotels REIT (Canada)	32,660	383,428
Liberty Property Trust REIT	9,291	452,658
Mack-Cali Realty Corp REIT	16,026	763,318
Maguire Properties Inc REIT	700	24,892
Mid-America Apartment Communities Inc REIT	2,910	163,717
Parkway Properties Inc REIT	708	36,993
Plum Creek Timber Co Inc REIT	11,543	455,025
Post Properties Inc REIT	13,928	636,928
ProLogis REIT	8,007	519,895
Public Storage Inc REIT	9,057	857,426
Ramco-Gershenson Properties Trust REIT	920	32,853
Regency Centers Corp REIT	10,745	897,745
Republic Property Trust REIT	5,910	67,906
Senior Housing Properties Trust REIT	17,170	410,363
Simon Property Group Inc REIT	25,880	2,879,150
SL Green Realty Corp REIT	1,101	151,035
Sovran Self Storage Inc REIT	755	41,835
Strategic Hotels & Resorts Inc REIT	28,657	655,386
Sunstone Hotel Investors Inc REIT	6,761	184,305
Taubman Centers Inc REIT	2,244	130,130
The Macerich Co REIT	10,873	1,004,230
Universal Health Realty Income Trust REIT	3,000	107,250
Vornado Realty Trust REIT	8,895	1,061,529

		27,063,872

Health Care - 2.36%

Assisted Living Concepts Inc ‘A’ *	5,800	68,440
Manor Care Inc	1,930	104,915
Sunrise Senior Living REIT (Canada)	29,740	433,907
Tenet Healthcare Corp *	23,020	148,019

		755,281

Materials & Processing - 1.74%

Brookfield Homes Corp	3,657	117,390
Forest City Enterprises Inc ‘A’	6,645	439,766

		557,156

Total Common Stocks
(Cost $22,862,984)		31,297,438

SHORT-TERM INVESTMENT - 2.04%

Money Market Fund - 2.04%

BlackRock Liquidity Funds Institutional TempFund	652,575	652,575

Total Short-Term Investment
(Cost $652,575)		652,575

TOTAL INVESTMENTS - 99.80%
(Cost $23,515,559)		31,950,013

OTHER ASSETS & LIABILITIES, NET - 0.20%		64,070

NET ASSETS - 100.00%		$32,014,083

Note to Schedule of Investments

(a) As of March 31, 2007, the Fund was diversified by property sector as a percentage of net assets as follows:

Retail	21.86%
Office/Industrial	21.50%
Residential	20.62%
Lodging	18.79%
Diversified	6.27%
Health Care/Assisted Living	4.49%
Self-Storage	2.81%
Short-Term Investment	2.04%
Land	1.42%

99.80%
Other Assets & Liabilities, Net	0.20%

100.00%

See Notes to Financial Statements	See explanation of references, symbols and terms, if any, on page C-41

PACIFIC LIFE FUNDS (1) Schedule of Investments Explanation of References, Symbols and Terms March 31, 2007

Explanation of References and Symbols for Schedules of Investments

(1)	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.

*	Non-income producing securities.

+

Securities were fair valued under procedures established by the Pacific Life Funds’ Board of Trustees, including considerations to determine fair values for certain foreign securities. See Note 2A to Financial Statements.

~

Securities are not registered under the Securities Act of 1933 (1933 Act). These securities may be sold to “qualified institutional buyers” in transactions exempt from registration pursuant to Rule 144A of the 1933 Act.

#	Securities purchased on a when-issued or delayed-delivery basis.

“	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate shown is based on the latest available information as of March 31, 2007.

±	Securities are grouped by coupon rate and represent a range of maturities.

‡	Securities were fully/partially segregated with the broker(s)/custodian to cover margin requirements for open futures contracts as of March 31, 2007.

r	A portion of this security is subject to call/put options written.

ø	Securities were fully/partially segregated with the broker(s)/custodian as collateral for option contracts as of March 31, 2007.

¸	Underlying municipal bond security transferred to a Tender Option Bond Trust. See Note 2Q to Financial Statements.

Explanation of Terms for Schedules of Investments

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollars
USD	United States Dollar

Other Abbreviations:

ADR	American Depositary Receipt
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
NYSE	New York Stock Exchange
OTC	Over the Counter
REIT	Real Estate Investment Trust
RNC	Riparmio Non-Convertible (Non-Convertible savings shares on Italian Stock Exchanges)
TSE	Toronto Stock Exchange
XVTX	Virt-X Pan-European Stock Exchange

See Notes to Financial Statements

PACIFIC LIFE FUNDS (1)
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2007

	PL Portfolio Optimization Conservative	PL Portfolio Optimization Moderate- Conservative	PL Portfolio Optimization Moderate	PL Portfolio Optimization Moderate- Aggressive	PL Portfolio Optimization Aggressive	PL Money Market Fund	PL International Value Fund

ASSETS
Investments, at cost	$29,848,758	$75,160,539	$302,023,005	$323,133,210	$136,264,691	$21,072,006	$64,835,323

Investments, at value	$30,767,305	$80,038,348	$329,102,763	$358,074,662	$153,766,991	$21,072,006	$76,754,014
Cash (2)	25,871	578,505	367,712	343,039	129,439	—	3,149,407
Foreign currency held, at value (3)	—	—	—	—	—	—	65,121
Receivables:
Dividends and interest	69,667	120,796	312,300	165,998	1,795	15,800	316,624
Foreign tax reclaim	—	—	—	—	—	—	122,822
Fund shares sold	345,959	409,929	2,210,428	2,554,282	1,524,668	63,210	37,466
Securities sold	—	—	—	—	—	—	160,390
Variation margin	—	—	—	—	—	—	20,639
Due from adviser	8,099	39,584	152,093	169,259	80,575	6,551	34,170
Prepaid expenses and other assets	14,619	5,285	19,226	20,051	7,691	1,267	5,082

Total Assets	31,231,520	81,192,447	332,164,522	361,327,291	155,511,159	21,158,834	80,665,735

LIABILITIES
Payables:
Fund shares redeemed	13,327	128,295	468,874	544,134	209,219	14,549	3,400
Securities purchased	94,822	698,893	678,626	506,820	129,439	—	1,288,836
Income distributions	—	—	—	—	—	1,370	—
Accrued advisory fees	—	—	—	—	—	7,659	55,336
Accrued administration fees	8,596	23,296	95,767	103,680	43,776	6,702	22,785
Accrued support services	3,274	9,604	36,670	39,071	15,934	2,183	8,731
Accrued custodian fees	5,410	7,037	7,521	7,494	6,176	11,792	19,173
Accrued legal and audit fees	6,417	18,922	72,278	77,009	31,245	4,292	15,551
Accrued deferred trustee compensation	1,486	3,727	12,075	11,858	4,601	8,382	10,205
Accrued distribution and/or service fees	2,347	5,279	22,007	24,640	9,708	858	3,504
Accrued transfer agency out-of-pocket expenses	4,161	12,240	47,736	51,080	20,810	2,605	10,303
Accrued other	1,611	4,328	16,386	17,220	6,975	850	4,728

Total Liabilities	141,451	911,621	1,457,940	1,383,006	477,883	61,242	1,442,552

NET ASSETS	$31,090,069	$80,280,826	$330,706,582	$359,944,285	$155,033,276	$21,097,592	$79,223,183

(1)	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.

(2)	Includes margin deposits of $79,300 segregated for futures contracts in the PL International Value Fund.

(3)	Foreign currency held at cost for the PL International Value Fund was $64,879.

See Notes to Financial Statements

PACIFIC LIFE FUNDS (1)
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
MARCH 31, 2007

	PL Portfolio Optimization Conservative	PL Portfolio Optimization Moderate- Conservative	PL Portfolio Optimization Moderate	PL Portfolio Optimization Moderate- Aggressive	PL Portfolio Optimization Aggressive	PL Money Market Fund (2)	PL International Value Fund

NET ASSETS CONSIST OF:
Paid-in capital	$30,166,525	$74,507,712	$298,880,580	$318,216,410	$134,367,003	$21,088,877	$67,237,208
Undistributed/accumulated net investment income (loss)	134,080	227,946	440,032	27,567	(4,979)	8,809	93,511
Undistributed/accumulated net realized gain (loss)	(129,083)	667,359	4,306,212	6,758,856	3,168,952	(94)	(55,809)
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	918,547	4,877,809	27,079,758	34,941,452	17,502,300	—	11,948,273

NET ASSETS	$31,090,069	$80,280,826	$330,706,582	$359,944,285	$155,033,276	$21,097,592	$79,223,183

Class A Shares:
Net Assets	$11,730,156	$36,345,490	$149,905,459	$158,754,173	$75,546,009	$21,097,592	$77,126,793
Shares of beneficial interest outstanding	1,116,339	3,241,673	12,413,718	12,457,626	5,598,839	21,099,461	5,361,204
Net Asset Value per share*	$10.51	$11.21	$12.08	$12.74	$13.49	$1.00	$14.39
Sales Charge - Maximum is 5.50% of offering price	0.61	0.65	0.70	0.74	0.79	—	0.84

Maximum offering price per share	$11.12	$11.86	$12.78	$13.48	$14.28	$1.00	$15.23

Class B Shares:
Net Assets	$2,821,695	$12,098,496	$43,774,373	$56,938,058	$23,715,718		$661,816
Shares of beneficial interest outstanding	269,743	1,084,664	3,642,947	4,494,070	1,768,715		47,049
Net Asset Value and offering price per share*	$10.46	$11.15	$12.02	$12.67	$13.41		$14.07

Class C Shares:
Net Assets	$16,322,186	$30,463,606	$134,694,900	$143,280,687	$55,389,319		$1,434,574
Shares of beneficial interest outstanding	1,561,774	2,730,526	11,222,531	11,329,854	4,132,394		102,029
Net Asset Value and offering price per share*	$10.45	$11.16	$12.00	$12.65	$13.40		$14.06

Class R Shares:**
Net Assets	$216,032	$1,373,234	$2,331,850	$971,367	$382,230
Shares of beneficial interest outstanding	20,579	122,591	193,350	76,223	28,336
Net Asset Value per share	$10.50	$11.20	$12.06	$12.74	$13.49

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

**	Class R shares are offered to the PL Portfolio Optimization Funds only.

(1)	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.

(2)	PL Money Market Fund offers Class A Shares only and is not subject to a front-end sales load.

See Notes to Financial Statements

PACIFIC LIFE FUNDS (1)
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
MARCH 31, 2007

	PL Large-Cap Value Fund	PL Short Duration Bond Fund	PL Growth LT Fund	PL Mid-Cap Value Fund	PL Large-Cap Growth Fund	PL International Large-Cap Fund	PL Small-Cap Growth Fund

ASSETS
Investments, at cost	$48,982,625	$61,242,638	$54,067,943	$66,474,462	$26,933,290	$62,094,767	$36,058,142

Investments, at value	$58,718,808	$61,320,435	$63,305,495	$72,190,008	$30,325,551	$77,940,474	$39,970,703
Cash (2)	—	5,332,044	—	—	662,870	—	2,250,756
Foreign currency held, at value (3)	—	—	—	—	—	55,506	—
Receivables:
Dividends and interest	112,445	467,447	56,831	69,150	7,896	211,942	25,385
Foreign tax reclaim	592	—	12,989	—	—	71,199	—
Fund shares sold	91,848	151,908	78,174	58,682	93,950	82,158	46,280
Securities sold	—	101,660	28,119	308,628	391,585	339,044	17,607
Variation margin	—	4,731	—	—	—	—	—
Due from adviser	27,532	21,218	26,073	42,038	4,979	—	23,375
Prepaid expenses and other assets	3,097	4,282	4,001	3,070	1,610	4,851	2,397

Total Assets	58,954,322	67,403,725	63,511,682	72,671,576	31,488,441	78,705,174	42,336,503

LIABILITIES
Payables:
Fund shares redeemed	2,250	—	4,833	—	—	2,847	800
Securities purchased	—	35	207,885	1,010,382	443,781	118,983	—
Accrued advisory fees	41,183	33,530	38,953	50,363	23,430	76,142	34,538
Accrued administration fees	16,958	19,559	18,178	20,738	8,632	22,312	12,088
Accrued support services	6,548	7,421	6,985	8,076	3,274	8,731	4,584
Accrued custodian fees	9,983	6,819	16,462	19,573	16,668	50,894	9,039
Accrued legal and audit fees	12,735	14,757	13,875	15,712	6,448	17,319	9,038
Accrued foreign capital gains tax	—	—	—	—	—	9,706	—
Accrued deferred trustee compensation	11,213	2,973	7,479	1,550	14,672	6,387	5,017
Accrued distribution and/or service fees	2,693	2,805	2,746	2,977	1,420	3,390	1,838
Accrued transfer agency out-of-pocket expenses	7,733	8,716	8,225	9,488	3,883	10,299	5,413
Accrued other	3,464	4,387	3,947	4,328	2,044	5,692	2,587
Forward foreign currency contracts depreciation	—	—	8,246	—	—	—	—
Outstanding options written, at value (premiums received $2,904)	—	—	38	—	—	—	—

Total Liabilities	114,760	101,002	337,852	1,143,187	524,252	332,702	84,942

NET ASSETS	$58,839,562	$67,302,723	$63,173,830	$71,528,389	$30,964,189	$78,372,472	$42,251,561

(1)	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.

(2)	Includes margin deposits of $57,475 segregated for futures contracts in the PL Short Duration Bond Fund.

(3)	Foreign currency held at cost for the PL International Large-Cap Fund was $55,204.

See Notes to Financial Statements

PACIFIC LIFE FUNDS (1)
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
MARCH 31, 2007

	PL Large-Cap Value Fund	PL Short Duration Bond Fund	PL Growth LT Fund	PL Mid-Cap Value Fund	PL Large-Cap Growth Fund	PL International Large-Cap Fund	PL Small-Cap Growth Fund

NET ASSETS CONSIST OF:
Paid-in capital	$48,805,018	$67,854,406	$53,723,432	$62,196,442	$30,275,562	$60,672,104	$38,336,757
Undistributed/accumulated net investment income (loss)	47,819	10,362	(12,937)	(1,991)	(14,674)	(6,423)	(5,153)
Undistributed/accumulated net realized gain (loss)	250,505	(663,341)	230,755	3,618,392	(2,688,960)	1,865,822	7,396
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	9,736,220	101,296	9,232,580	5,715,546	3,392,261	15,840,969	3,912,561

NET ASSETS	$58,839,562	$67,302,723	$63,173,830	$71,528,389	$30,964,189	$78,372,472	$42,251,561

Class A Shares:
Net Assets	$56,601,294	$66,823,364	$61,954,071	$71,181,483	$29,712,900	$76,806,387	$41,377,716
Shares of beneficial interest outstanding	4,343,490	6,810,466	4,728,093	6,126,051	3,151,617	4,614,726	3,681,626
Net Asset Value per share*	$13.03	$9.81	$13.10	$11.62	$9.43	$16.64	$11.24
Sales Charge - Maximum is 5.50% of offering price	0.76	0.57	0.76	0.68	0.55	0.97	0.65

Maximum offering price per share	$13.79	$10.38	$13.86	$12.30	$9.98	$17.61	$11.89

Class B Shares:
Net Assets	$686,810	$45,224	$445,125	$94,263	$427,663	$668,434	$441,882
Shares of beneficial interest outstanding	53,597	4,614	34,835	8,210	46,730	41,167	40,512
Net Asset Value and offering price per share*	$12.81	$9.80	$12.78	$11.48	$9.15	$16.24	$10.91

Class C Shares:
Net Assets	$1,551,458	$434,135	$774,634	$252,643	$823,626	$897,651	$431,963
Shares of beneficial interest outstanding	121,431	44,341	60,826	22,018	90,133	55,114	39,538
Net Asset Value and offering price per share*	$12.78	$9.79	$12.74	$11.47	$9.14	$16.29	$10.93

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

(1)	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.

See Notes to Financial Statements

PACIFIC LIFE FUNDS (1)
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
MARCH 31, 2007

	PL Main Street Core Fund	PL Emerging Markets Fund	PL Managed Bond Fund	PL Inflation Managed Fund	PL Comstock Fund	PL Mid-Cap Growth Fund	PL Real Estate Fund

ASSETS
Investments, at cost	$79,485,062	$41,840,141	$125,092,228	$97,999,387	$80,415,072	$58,839,675	$23,515,559

Investments, at value	$86,409,461	$51,309,055	$125,184,194	$97,886,998	$89,874,184	$68,409,045	$31,950,013
Cash	1,252,977	—	—	—	—	—	—
Foreign currency held, at value (2)	—	536,958	1,695,795	208,423	—	9,793	23,173
Receivables:
Dividends and interest	98,539	168,076	370,664	569,553	125,200	30,498	94,144
Foreign tax reclaim	—	146	—	—	—	—	—
Fund shares sold	208,108	42,912	126,531	107,020	196,549	91,812	6,269
Securities sold	3,620,826	143,577	6,460,082	381,870	518,674	35,712	197,300
Variation margin	—	—	—	141	—	—	—
Securities sold short	—	—	10,308,893	602,270	—	—	—
Swap agreements	—	—	333,985	116,587	—	—	—
Due from adviser	36,042	—	36,035	24,231	28,280	30,170	19,299
Forward foreign currency contracts appreciation	—	—	128,070	16,450	—	—	—
Prepaid expenses and other assets	5,467	2,962	6,586	5,561	5,738	3,674	1,975
Swap appreciation	—	—	594,744	314,085	—	—	—

Total Assets	91,631,420	52,203,686	145,245,579	100,233,189	90,748,625	68,610,704	32,292,173

LIABILITIES
Payables:
Fund shares redeemed	—	—	1,355	7,267	2,250	21,155	1,716
Securities purchased	4,329,794	591,506	27,595,117	13,158,804	4,917,284	2,491,806	203,781
Securities covering shorts	—	—	8,934,585	—	—	—	—
Securities sold short, at value (proceeds $1,391,265 and $591,986, respectively)	—	—	1,385,751	588,914	—	—	—
Swap agreements	—	—	489,825	254,722	—	—	—
Floating rate certificates	—	—	150,000	—	—	—	—
Variation margin	—	—	214,057	—	—	—	—
Income distributions	—	—	3,310	—	—	—	—
Accrued advisory fees	45,868	60,126	53,376	43,419	65,745	48,621	29,796
Accrued administration fees	24,698	14,584	31,136	25,328	24,222	18,908	9,481
Accrued support services	9,386	5,675	12,005	9,604	9,386	7,421	3,711
Accrued custodian fees	42,336	79,132	24,388	16,838	15,377	16,547	13,485
Accrued legal and audit fees	18,684	11,083	23,804	18,941	18,723	14,571	7,322
Accrued foreign capital gains tax	—	42,911	—	—	—	—	—
Accrued deferred trustee compensation	2,198	1,284	17,710	6,738	7,495	8,153	1,181
Accrued distribution and/or service fees	3,565	2,103	5,737	3,982	3,725	3,018	1,371
Accrued transfer agency out-of-pocket expenses	11,019	6,663	14,141	11,588	11,045	8,767	4,357
Accrued other	7,613	12,125	12,414	6,508	4,987	3,806	1,889
Forward foreign currency contracts depreciation	—	—	55,919	6,893	—	—	—
Outstanding options written, at value (premiums received $431,744 and $18,717, respectively)	—	—	462,615	25,155	—	—	—
Swap depreciation	—	—	261,574	70,305	—	—	—

Total Liabilities	4,495,161	827,192	39,748,819	14,255,006	5,080,239	2,642,773	278,090

NET ASSETS	$87,136,259	$51,376,494	$105,496,760	$85,978,183	$85,668,386	$65,967,931	$32,014,083

(1)	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.

(2)

Foreign currency held at cost for the PL Emerging Markets, PL Managed Bond, PL Inflation Managed, PL Mid-Cap Growth and PL Real Estate Funds were $533,760, $1,686,209, $206,427, $9,757 and $23,463, respectively.

See Notes to Financial Statements

PACIFIC LIFE FUNDS (1)
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
MARCH 31, 2007

	PL Main Street Core Fund (2)	PL Emerging Markets Fund (2)	PL Managed Bond Fund	PL Inflation Managed Fund	PL Comstock Fund	PL Mid-Cap Growth Fund	PL Real Estate Fund

NET ASSETS CONSIST OF:
Paid-in capital	$78,759,028	$41,297,926	$104,921,772	$87,667,313	$75,555,157	$53,923,191	$22,429,920
Undistributed/accumulated net investment income (loss)	186,896	(23,765)	153,701	516,060	175,463	(194,144)	(34,379)
Undistributed/accumulated net realized gain (loss)	1,265,936	679,477	20,292	(2,460,161)	478,654	2,669,628	1,184,378
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	6,924,399	9,422,856	400,995	254,971	9,459,112	9,569,256	8,434,164

NET ASSETS	$87,136,259	$51,376,494	$105,496,760	$85,978,183	$85,668,386	$65,967,931	$32,014,083

Class A Shares:
Net Assets	$87,136,259	$51,376,494	$101,939,919	$82,339,911	$83,788,151	$63,462,268	$31,504,470
Shares of beneficial interest outstanding	7,600,588	3,949,044	10,029,054	8,125,435	5,936,123	5,806,438	2,108,559
Net Asset Value per share*	$11.46	$13.01	$10.16	$10.13	$14.11	$10.93	$14.94
Sales Charge - Maximum is 5.50% of offering price	—	—	0.59	0.59	0.82	0.64	0.87

Maximum offering price per share	$11.46	$13.01	$10.75	$10.72	$14.93	$11.57	$15.81

Class B Shares:
Net Assets			$914,546	$899,702	$685,555	$1,074,704	$176,950
Shares of beneficial interest outstanding			90,162	89,393	49,343	100,973	11,920
Net Asset Value and offering price per share*			$10.14	$10.06	$13.89	$10.64	$14.84

Class C Shares:
Net Assets			$2,642,295	$2,738,570	$1,194,680	$1,430,959	$332,663
Shares of beneficial interest outstanding			260,154	271,997	86,176	134,775	22,456
Net Asset Value and offering price per share*			$10.16	$10.07	$13.86	$10.62	$14.81

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

(1)	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.

(2)	PL Main Street Core Fund and PL Emerging Markets Fund offer Class A shares only and are not subject to a front-end sales load.

See Notes to Financial Statements

PACIFIC LIFE FUNDS (1)
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2007

	PL Portfolio Optimization Conservative	PL Portfolio Optimization Moderate- Conservative	PL Portfolio Optimization Moderate	PL Portfolio Optimization Moderate- Aggressive	PL Portfolio Optimization Aggressive	PL Money Market Fund	PL International Value Fund

INVESTMENT INCOME
Dividends, net of foreign taxes withheld (2)	$—	$—	$—	$—	$—	$582	$1,719,769
Dividends from mutual fund investments	697,689	1,480,852	3,962,189	2,794,519	595,492	—	—
Interest	—	—	—	—	—	1,057,124	17,077

Total Investment Income	697,689	1,480,852	3,962,189	2,794,519	595,492	1,057,706	1,736,846

EXPENSES
Advisory fees	—	—	—	—	—	81,013	550,773
Administration fees	87,749	241,771	915,817	963,005	386,413	70,886	226,789
Support services expenses	17,528	46,386	161,198	164,464	63,393	15,459	61,244
Custodian fees and expenses	31,912	39,438	48,363	46,899	36,073	41,244	58,200
Shareholder reports	8,046	20,428	69,860	70,069	27,056	7,462	19,668
Distribution and/or service fees
Class A	44,586	132,946	495,192	503,432	223,472	50,633	268,862
Class B	22,222	102,704	365,078	449,728	173,238	—	5,363
Class C	124,766	270,713	1,077,607	1,106,842	397,307	—	15,800
Class R (3)	629	4,681	5,024	2,938	637	—	—
Transfer agency out-of-pocket expenses	18,520	50,373	187,452	193,603	75,769	12,475	40,908
Registration fees	46,481	62,949	77,982	88,542	72,574	24,044	46,118
Legal and audit fees	12,401	32,489	116,041	120,582	48,272	9,068	30,061
Trustees’ fees and expenses	2,944	8,072	28,490	29,429	11,304	2,167	7,233
Other	8,321	15,656	42,464	41,956	18,381	6,099	30,976

Total Expenses	426,105	1,028,606	3,590,568	3,781,489	1,533,889	320,550	1,361,995
Adviser Expense Reimbursement	(233,903)	(517,561)	(1,647,668)	(1,718,549)	(739,235)	(113,640)	(289,007)
Distribution and/or Service Fees Waiver	(104,983)	(291,443)	(1,112,009)	(1,168,024)	(464,741)	—	—

Net Expenses	87,219	219,602	830,891	894,916	329,913	206,910	1,072,988

NET INVESTMENT INCOME	610,470	1,261,250	3,131,298	1,899,603	265,579	850,796	663,858

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions (2)	(70,590)	(218,897)	116,717	(999,288)	(221,019)	(70)	12,535,199
Futures contracts and swap transactions	—	—	—	—	—	—	63,530
Foreign currency transactions	—	—	—	—	—	—	(127,691)
Capital gain distributions from mutual fund investments	390,703	2,149,939	10,409,602	14,537,836	6,628,343	—	—

Net Realized Gain (Loss)	320,113	1,931,042	10,526,319	13,538,548	6,407,324	(70)	12,471,038

Net change in unrealized appreciation (depreciation) on:
Investment securities and forwards (2)	527,778	2,079,162	10,394,610	13,512,652	7,106,691	—	(1,958,867)
Futures contracts and swaps	—	—	—	—	—	—	20,639
Foreign currencies	—	—	—	—	—	—	17,895

Change in Net Unrealized Appreciation (Depreciation)	527,778	2,079,162	10,394,610	13,512,652	7,106,691	—	(1,920,333)

NET GAIN (LOSS)	847,891	4,010,204	20,920,929	27,051,200	13,514,015	(70)	10,550,705

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,458,361	$5,271,454	$24,052,227	$28,950,803	$13,779,594	$850,726	$11,214,563

(1)	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.

(2)	Dividends were net of $225,281 foreign tax withheld for the PL International Value Fund. No foreign tax was withheld on realized and change in unrealized capital gain for all these funds.

(3)	Class R shares are offered to the PL Portfolio Optimization Funds only.

See Notes to Financial Statements

PACIFIC LIFE FUNDS (1)
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED MARCH 31, 2007

	PL Large-Cap Value Fund	PL Short Duration Bond Fund	PL Growth LT Fund	PL Mid-Cap Value Fund	PL Large-Cap Growth Fund	PL International Large-Cap Fund	PL Small-Cap Growth Fund

INVESTMENT INCOME
Dividends, net of foreign taxes withheld (2)	$986,485	$218,222	$601,080	$775,199	$195,711	$2,168,177	$339,154
Interest	—	2,318,978	142,530	—	—	83,754	—

Total Investment Income	986,485	2,537,200	743,610	775,199	195,711	2,251,931	339,154

EXPENSES
Advisory fees	393,325	326,249	383,304	412,414	230,964	655,920	325,156
Administration fees	161,957	190,312	178,875	169,818	85,092	218,640	113,805
Support services expenses	36,018	38,206	35,813	26,557	15,806	43,333	20,993
Custodian fees and expenses	29,541	20,576	46,816	48,641	60,542	140,978	31,669
Shareholder reports	15,956	15,745	13,494	11,410	13,195	17,487	9,723
Distribution and/or service fees
Class A	186,722	231,113	212,512	199,539	97,072	260,723	134,343
Class B	6,363	295	4,223	780	4,838	5,463	4,126
Class C	17,092	4,264	10,198	1,729	10,481	9,789	5,209
Transfer agency out-of-pocket expenses	28,107	34,192	33,092	24,793	14,653	39,341	18,995
Registration fees	45,695	44,571	43,110	44,092	42,301	43,787	42,404
Legal and audit fees	20,352	24,248	22,654	21,971	12,344	28,607	13,404
Trustees’ fees and expenses	4,802	6,056	5,857	4,210	2,464	6,979	3,347
Other	14,496	17,631	16,235	11,263	11,003	23,249	9,604

Total Expenses	960,426	953,458	1,006,183	977,217	600,755	1,494,296	732,778
Adviser Expense Reimbursement	(193,610)	(197,905)	(213,449)	(198,479)	(170,991)	(339,401)	(149,587)

Net Expenses	766,816	755,553	792,734	778,738	429,764	1,154,895	583,191

NET INVESTMENT INCOME (LOSS)	219,669	1,781,647	(49,124)	(3,539)	(234,053)	1,097,036	(244,037)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions (2)	1,393,224	(30,387)	945,094	4,622,649	(2,236,847)	5,548,583	15,580
Futures contracts and swap transactions	—	(107,411)	—	—	—	—	—
Written option transactions	—	—	14,602	—	—	—	—
Foreign currency transactions	(51)	—	(17,329)	—	—	(25,655)	—

Net Realized Gain (Loss)	1,393,173	(137,798)	942,367	4,622,649	(2,236,847)	5,522,928	15,580

Net change in unrealized appreciation (depreciation) on:
Investment securities and forwards (2)	3,751,703	352,710	3,194,901	4,064,941	1,980,347	4,203,777	1,522,847
Futures contracts and swaps	—	82,023	—	—	—	—	—
Written options	—	—	2,866	—	—	—	—
Foreign currencies	55	—	573	—	—	3,423	—

Change in Net Unrealized Appreciation	3,751,758	434,733	3,198,340	4,064,941	1,980,347	4,207,200	1,522,847

NET GAIN (LOSS)	5,144,931	296,935	4,140,707	8,687,590	(256,500)	9,730,128	1,538,427

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,364,600	$2,078,582	$4,091,583	$8,684,051	($490,553)	$10,827,164	$1,294,390

(1)	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.

(2)

Dividends were net of $13,906, $0, $10,284, $0, $0, $183,546 and $2,004 foreign taxes withheld, respectively. Realized gains on investment security transactions for the PL International Large-Cap Fund are net of foreign capital gains tax withheld of $126. Change in unrealized appreciation (depreciation) on securities for the PL International Large-Cap Fund are net of increase in deferred foreign capital gains tax of $8,032.

See Notes to Financial Statements

PACIFIC LIFE FUNDS (1)
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED MARCH 31, 2007

	PL Main Street Core Fund	PL Emerging Markets Fund	PL Managed Bond Fund	PL Inflation Managed Fund	PL Comstock Fund	PL Mid-Cap Growth Fund	PL Real Estate Fund

INVESTMENT INCOME
Dividends, net of foreign taxes withheld (2)	$1,312,801	$908,705	$145,815	$68,592	$1,659,455	$455,109	$582,063
Interest	—	—	4,037,459	2,811,419	211,412	82,225	—

Total Investment Income	1,312,801	908,705	4,183,274	2,880,011	1,870,867	537,334	582,063

EXPENSES
Advisory fees	433,673	399,616	514,800	433,278	667,472	467,910	296,528
Administration fees	233,516	139,866	300,300	252,746	245,911	181,965	94,350
Support services expenses	46,960	34,707	58,451	51,294	48,362	32,869	18,408
Custodian fees and expenses	134,070	246,092	77,785	55,531	55,801	46,308	35,543
Shareholder reports	14,269	8,048	24,247	21,215	18,697	14,366	7,879
Distribution and/or service fees
Class A	283,859	170,381	353,305	290,049	294,844	208,000	113,777
Class B	—	—	9,296	11,609	6,136	9,626	1,347
Class C	—	—	23,256	35,497	10,860	19,992	2,077
Transfer agency out-of-pocket expenses	41,305	23,341	55,344	49,420	47,026	31,437	17,294
Registration fees	747	458	44,109	46,065	44,061	43,121	43,442
Legal and audit fees	28,948	16,830	38,646	32,590	31,013	22,985	12,194
Trustees’ fees and expenses	7,326	4,215	9,649	8,662	8,292	5,462	2,984
Offering expenses	2,804	6,504	—	—	—	—	—
Other	26,299	72,760	69,519	24,028	16,450	12,392	9,077

Total Expenses	1,253,776	1,122,818	1,578,707	1,311,984	1,494,925	1,096,433	654,900
Adviser Expense Reimbursement	(300,236)	(411,421)	(365,613)	(282,559)	(263,118)	(207,435)	(144,757)

Net Expenses	953,540	711,397	1,213,094	1,029,425	1,231,807	888,998	510,143

NET INVESTMENT INCOME (LOSS)	359,261	197,308	2,970,180	1,850,586	639,060	(351,664)	71,920

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions (2)	1,784,183	1,437,975	(97,413)	(839,472)	1,323,581	4,343,073	2,694,144
Closed short positions	—	—	9,892	(9,198)	—	—	—
Futures contracts and swap transactions	—	—	388,664	(218,152)	—	—	—
Written option transactions	—	—	114,833	66,349	—	—	—
Foreign currency transactions	(440)	(109,405)	114,642	132,325	—	(6,739)	2

Net Realized Gain (Loss)	1,783,743	1,328,570	530,618	(868,148)	1,323,581	4,336,334	2,694,146

Net change in unrealized appreciation (depreciation) on:
Investment securities and forwards (2)	3,915,571	4,956,240	1,105,123	1,602,476	6,378,532	(1,275,152)	2,814,325
Short positions	—	—	(1,445)	527	—	—	—
Futures contracts and swaps	—	—	380,657	285,033	—	—	—
Written options	—	—	(72,771)	(2,887)	—	—	—
Foreign currencies	—	(3,057)	8,079	1,951	—	(113)	(290)

Change in Net Unrealized Appreciation (Depreciation)	3,915,571	4,953,183	1,419,643	1,887,100	6,378,532	(1,275,265)	2,814,035

NET GAIN	5,699,314	6,281,753	1,950,261	1,018,952	7,702,113	3,061,069	5,508,181

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,058,575	$6,479,061	$4,920,441	$2,869,538	$8,341,173	$2,709,405	$5,580,101

(1)	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.

(2)

Dividends were net of $56, $100,863, $0, $0, $23,691, $4,823 and $6,790 foreign taxes withheld, respectively. Realized gains on investment security transactions for the PL Emerging Markets Fund are net of foreign capital gains tax withheld of $29,112. Change in unrealized appreciation (depreciation) on securities for the PL Emerging Markets Fund are net of decrease in deferred foreign capital gains tax of $91,164.

See Notes to Financial Statements

PACIFIC LIFE FUNDS (1)
STATEMENTS OF CHANGES IN NET ASSETS

	PL Portfolio Optimization Conservative		PL Portfolio Optimization Moderate-Conservative		PL Portfolio Optimization Moderate

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

OPERATIONS
Net investment income	$610,470	$421,503	$1,261,250	$784,165	$3,131,298	$1,771,031
Net realized gain	320,113	129,138	1,931,042	907,490	10,526,319	3,590,598
Net change in unrealized appreciation	527,778	294,717	2,079,162	1,981,397	10,394,610	13,286,192

Net Increase in Net Assets Resulting from Operations	1,458,361	845,358	5,271,454	3,673,052	24,052,227	18,647,821

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(276,635)	(207,109)	(714,716)	(462,976)	(2,330,189)	(1,155,068)
Class B	(47,324)	(32,392)	(199,744)	(116,283)	(553,061)	(299,092)
Class C	(276,985)	(183,732)	(515,437)	(285,513)	(1,710,064)	(822,892)
Class R (2)	(4,497)	(203)	(27,637)	(162)	(25,977)	(139)
Net realized gains
Class A	(170,635)	(29,914)	(698,767)	(36,613)	(3,157,475)	(206,873)
Class B	(34,753)	(5,137)	(236,827)	(12,228)	(1,006,839)	(74,990)
Class C	(207,525)	(28,115)	(626,210)	(30,034)	(2,967,863)	(200,137)
Class R (2)	(2,580)	(5)	(22,904)	(11)	(28,858)	(11)

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(1,020,934)	(486,607)	(3,042,242)	(943,820)	(11,780,326)	(2,759,202)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	8,244,974	9,088,361	16,719,836	17,240,990	69,431,900	47,999,401
Class B	1,924,447	992,649	3,789,858	3,829,034	15,091,476	13,368,094
Class C	8,949,176	8,687,538	13,515,370	13,244,683	57,674,987	39,321,633
Class R (2)	215,421	10,021	1,282,297	307,636	2,517,639	12,244
Dividends and distribution reinvestments
Class A	388,145	219,456	1,304,546	454,795	5,038,616	1,252,677
Class B	79,301	37,529	391,087	116,412	1,471,898	353,682
Class C	442,950	200,788	1,045,705	302,221	4,410,655	980,599
Class R (2)	7,077	208	50,541	173	54,127	150
Cost of shares repurchased
Class A	(6,958,344)	(7,855,627)	(10,974,539)	(10,348,146)	(25,148,034)	(14,827,844)
Class B	(1,152,537)	(583,459)	(1,452,821)	(1,992,856)	(6,142,133)	(3,877,077)
Class C	(4,630,408)	(6,613,432)	(8,824,004)	(6,097,870)	(21,181,437)	(10,626,292)
Class R (2)	(20,067)	(11)	(295,954)	(24,020)	(337,573)	(3)

Net Increase in Net Assets from Capital Share Transactions	7,490,135	4,184,021	16,551,922	17,033,052	102,882,121	73,957,264

NET INCREASE IN NET ASSETS	7,927,562	4,542,772	18,781,134	19,762,284	115,154,022	89,845,883

NET ASSETS
Beginning of Year	23,162,507	18,619,735	61,499,692	41,737,408	215,552,560	125,706,677

End of Year	$31,090,069	$23,162,507	$80,280,826	$61,499,692	$330,706,582	$215,552,560

Undistributed Net Investment Income	$134,080	$63,556	$227,946	$102,024	$440,032	$128,720

(1)	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.

(2)	Class R shares commenced operations on September 30, 2005 and are offered to the PL Portfolio Optimization Funds only.

See Notes to Financial Statements

PACIFIC LIFE FUNDS (1)
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Portfolio Optimization Moderate-Aggressive		PL Portfolio Optimization Aggressive		PL Money Market Fund (2)

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

OPERATIONS
Net investment income	$1,899,603	$894,350	$265,579	$91,212	$850,796	$600,514
Net realized gain (loss)	13,538,548	4,145,865	6,407,324	2,221,777	(70)	(24)
Net change in unrealized appreciation	13,512,652	17,473,101	7,106,691	8,340,124	—	—

Net Increase in Net Assets Resulting from Operations	28,950,803	22,513,316	13,779,594	10,653,113	850,726	600,490

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(2,178,212)	(873,900)	(875,422)	(297,790)	(850,811)	(585,460)
Class B	(661,394)	(251,905)	(222,743)	(62,760)	—	(4,201)
Class C	(1,603,935)	(654,629)	(515,305)	(157,638)	—	(10,853)
Class R (3)	(14,236)	(118)	(3,712)	(95)	—	—
Net realized gains
Class A	(3,094,854)	(276,939)	(1,686,286)	(125,833)	—	—
Class B	(1,180,927)	(114,447)	(554,134)	(38,611)	—	—
Class C	(2,891,629)	(291,154)	(1,255,129)	(107,188)	—	—
Class R (3)	(19,218)	(13)	(4,288)	(12)	—	—

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(11,644,405)	(2,463,105)	(5,117,019)	(789,927)	(850,811)	(600,514)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	75,706,903	49,232,539	39,855,610	20,370,094	54,952,403	26,799,152
Class B	23,658,914	15,372,124	10,620,731	6,897,377	—	189,675
Class C	60,228,951	40,732,993	28,678,605	19,453,506	—	2,003,182
Class R (3)	1,042,626	10,663	403,844	10,011	—	—
Dividends and distribution reinvestments
Class A	4,984,854	1,084,413	2,468,954	414,265	796,111	578,993
Class B	1,776,996	353,194	746,498	96,251	—	4,086
Class C	4,348,738	914,490	1,721,562	258,489	—	9,277
Class R (3)	33,454	131	8,000	107	—	—
Cost of shares repurchased
Class A	(23,061,870)	(9,067,393)	(10,387,010)	(4,358,584)	(53,943,622)	(30,426,529)
Class B	(6,476,394)	(2,843,443)	(1,882,050)	(1,643,463)	—	(866,017)
Class C	(18,389,160)	(7,969,861)	(8,893,730)	(10,144,931)	—	(5,270,328)
Class R (3)	(185,060)	(1)	(49,623)	—	—	—

Net Increase (Decrease) in Net Assets from Capital Share Transactions	123,668,952	87,819,849	63,291,391	31,353,122	1,804,892	(6,978,509)

NET INCREASE (DECREASE) IN NET ASSETS	140,975,350	107,870,060	71,953,966	41,216,308	1,804,807	(6,978,533)

NET ASSETS
Beginning of Year	218,968,935	111,098,875	83,079,310	41,863,002	19,292,785	26,271,318

End of Year	$359,944,285	$218,968,935	$155,033,276	$83,079,310	$21,097,592	$19,292,785

Undistributed/Accumulated Net Investment Income (Loss) .	$27,567	($9,890)	($4,979)	($1,196)	$8,809	$8,824

(1)	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.

(2)

Class B and C shares of the PL Money Market Fund were converted to Class A shares on June 29, 2005. In connection with the conversion in the PL Money Market Fund from Class B and Class C to Class A, 783,748 (valued at $783,748) from Class B and 1,237,985 shares (valued at $1,237,935) from Class C were converted for 2,021,733 shares (valued at $2,021,733) of Class A.

(3)	Class R shares commenced operations on September 30, 2005 and are offered to the PL Portfolio Optimizations Funds only.

See Notes to Financial Statements

PACIFIC LIFE FUNDS (1)
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL International Value Fund		PL Large-Cap Value Fund		PL Short Duration Bond Fund

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

OPERATIONS
Net investment income	$663,858	$541,002	$219,669	$87,415	$1,781,647	$783,522
Net realized gain (loss)	12,471,038	2,431,990	1,393,173	3,080,071	(137,798)	(369,967)
Net change in unrealized appreciation (depreciation)	(1,920,333)	6,061,794	3,751,758	2,107,493	434,733	(53,666)

Net Increase in Net Assets Resulting from Operations	11,214,563	9,034,786	5,364,600	5,274,979	2,078,582	359,889

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(562,992)	(285,630)	(142,190)	(100,824)	(1,757,347)	(781,958)
Class B	(2,781)	(389)	—	(785)	(829)	(413)
Class C	(5,436)	(2,236)	—	(1,683)	(11,144)	(8,887)
Net realized gains
Class A	(13,810,058)	(610,482)	(3,184,094)	(8,349)	—	—
Class B	(124,102)	(4,582)	(48,680)	(152)	—	—
Class C	(339,646)	(17,324)	(145,262)	(442)	—	—

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(14,845,015)	(920,643)	(3,520,226)	(112,235)	(1,769,320)	(791,258)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	17,809,230	26,179,615	19,340,872	20,423,579	27,653,904	23,164,325
Class B	175,895	126,806	93,219	100,259	32,150	32,356
Class C	346,992	463,143	473,500	213,292	614,506	397,990
Dividends and distribution reinvestments
Class A	14,280,968	892,078	3,307,859	108,484	1,757,347	781,958
Class B	123,687	4,799	48,496	914	709	357
Class C	340,637	19,292	141,759	2,121	11,076	7,879
Cost of shares repurchased
Class A	(9,105,236)	(28,067,047)	(2,272,360)	(41,430,393)	(7,842,318)	(13,908,845)
Class B	(31,148)	(208,681)	(49,531)	(91,489)	(8,228)	(24,781)
Class C	(719,714)	(353,815)	(720,101)	(330,609)	(779,397)	(391,123)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	23,221,311	(943,810)	20,363,713	(21,003,842)	21,439,749	10,060,116

NET INCREASE (DECREASE) IN NET ASSETS	19,590,859	7,170,333	22,208,087	(15,841,098)	21,749,011	9,628,747

NET ASSETS
Beginning of Year	59,632,324	52,461,991	36,631,475	52,472,573	45,553,712	35,924,965

End of Year	$79,223,183	$59,632,324	$58,839,562	$36,631,475	$67,302,723	$45,553,712

Undistributed/Accumulated Net Investment Income (Loss) .	$93,511	$119,119	$47,819	($11,587)	$10,362	($1,965)

(1)	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.

See Notes to Financial Statements

PACIFIC LIFE FUNDS (1)
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Growth LT Fund		PL Mid-Cap Value Fund		PL Large-Cap Growth Fund

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

OPERATIONS
Net investment loss	($49,124)	($142,199)	($3,539)	($44,010)	($234,053)	($232,085)
Net realized gain (loss)	942,367	1,295,843	4,622,649	1,693,598	(2,236,847)	4,784,811
Net change in unrealized appreciation (depreciation)	3,198,340	3,259,706	4,064,941	1,698,565	1,980,347	(1,484,020)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,091,583	4,413,350	8,684,051	3,348,153	(490,553)	3,068,706

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	—	—	(19,869)	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	(59)	—	—
Net realized gains
Class A	(415,079)	—	(1,529,217)	(1,230,191)	(1,924,708)	—
Class B	(3,360)	—	(3,018)	(2,960)	(52,141)	—
Class C	(8,973)	—	(6,679)	(7,028)	(112,916)	—

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(427,412)	—	(1,538,914)	(1,260,107)	(2,089,765)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	21,131,131	27,671,881	39,592,797	11,590,066	14,786,880	11,125,992
Class B	59,648	73,432	25,010	38,014	21,517	128,630
Class C	518,612	1,182,947	129,342	147,705	187,864	465,243
Dividends and distribution reinvestments
Class A	414,498	—	1,528,174	1,247,915	1,919,528	—
Class B	3,351	—	2,976	2,960	49,084	—
Class C	8,716	—	6,253	6,862	105,750	—
Cost of shares repurchased
Class A	(6,874,064)	(7,770,226)	(1,049,855)	(16,380,349)	(4,108,738)	(39,854,311)
Class B	(57,865)	(89,586)	(5,146)	(12,791)	(150,894)	(96,115)
Class C	(732,124)	(873,683)	(29,389)	(106,119)	(880,473)	(264,451)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	14,471,903	20,194,765	40,200,162	(3,465,737)	11,930,518	(28,495,012)

NET INCREASE (DECREASE) IN NET ASSETS	18,136,074	24,608,115	47,345,299	(1,377,691)	9,350,200	(25,426,306)

NET ASSETS
Beginning of Year	45,037,756	20,429,641	24,183,090	25,560,781	21,613,989	47,040,295

End of Year	$63,173,830	$45,037,756	$71,528,389	$24,183,090	$30,964,189	$21,613,989

Accumulated Net Investment Loss	($12,937)	($18,995)	($1,991)	($1,292)	($14,674)	($20,495)

(1)	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.

See Notes to Financial Statements

PACIFIC LIFE FUNDS (1)
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL International Large-Cap Fund		PL Small-Cap Growth Fund		PL Main Street Core Fund

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Period Ended March 31, 2006 (2)

OPERATIONS
Net investment income (loss)	$1,097,036	($16,605)	($244,037)	($137,205)	$359,261	$59,313
Net realized gain .	5,522,928	2,573,549	15,580	683,647	1,783,743	388,155
Net change in unrealized appreciation	4,207,200	7,196,893	1,522,847	2,034,957	3,915,571	3,008,828

Net Increase in Net Assets Resulting from Operations	10,827,164	9,753,837	1,294,390	2,581,399	6,058,575	3,456,296

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(1,185,122)	(119,809)	—	—	(196,087)	(74,605)
Class B	(9,355)	—	—	—	—	—
Class C	(12,735)	—	—	—	—	—
Net realized gains
Class A	(4,861,022)	(728,896)	(25,606)	(1,597,397)	(906,200)	—
Class B	(44,159)	(6,357)	(444)	(53,879)	—	—
Class C	(75,957)	(12,331)	(614)	(104,373)	—	—

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(6,188,350)	(867,393)	(26,664)	(1,755,649)	(1,102,287)	(74,605)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	20,900,912	20,720,796	23,266,818	15,136,648	31,238,042	60,118,138
Class B	217,066	109,987	63,917	125,718	—	—
Class C	471,697	360,946	179,302	86,036	—	—
Dividends and distribution reinvestments
Class A	6,024,062	844,826	25,560	1,575,875	1,102,287	74,605
Class B	53,514	6,152	444	53,879	—	—
Class C	86,997	12,147	614	103,005	—	—
Cost of shares repurchased
Class A	(7,377,448)	(15,710,900)	(7,408,606)	(472,672)	(4,090,073)	(9,644,719)
Class B	(74,982)	(141,072)	(45,228)	(32,500)	—	—
Class C	(629,647)	(206,799)	(280,322)	(204,552)	—	—

Net Increase in Net Assets from Capital Share Transactions	19,672,171	5,996,083	15,802,499	16,371,437	28,250,256	50,548,024

NET INCREASE IN NET ASSETS	24,310,985	14,882,527	17,070,225	17,197,187	33,206,544	53,929,715

NET ASSETS
Beginning of Year or Period	54,061,487	39,178,960	25,181,336	7,984,149	53,929,715	—

End of Year or Period	$78,372,472	$54,061,487	$42,251,561	$25,181,336	$87,136,259	$53,929,715

Undistributed/Accumulated Net Investment Income (Loss)	($6,423)	($27,703)	($5,153)	($5,547)	$186,896	$24,162

(1)	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.

(2)	Operations commenced on September 30, 2005.

See Notes to Financial Statements

PACIFIC LIFE FUNDS (1)
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Emerging Markets Fund		PL Managed Bond Fund		PL Inflation Managed Fund

	Year Ended March 31, 2007	Period Ended March 31, 2006 (2)	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

OPERATIONS
Net investment income	$197,308	$235,494	$2,970,180	$1,644,794	$1,850,586	$1,846,530
Net realized gain (loss)	1,328,570	1,056,151	530,618	84,018	(868,148)	(436,425)
Net change in unrealized appreciation (depreciation)	4,953,183	4,469,673	1,419,643	(764,445)	1,887,100	(2,116,449)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,479,061	5,761,318	4,920,441	964,367	2,869,538	(706,344)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(148,762)	(230,044)	(3,244,606)	(1,513,717)	(1,759,350)	(2,386,687)
Class B	—	—	(30,225)	(24,396)	(25,531)	(60,677)
Class C	—	—	(79,226)	(47,907)	(77,259)	(194,195)
Net realized gains
Class A	(1,810,425)	(774)	—	—	—	(34,299)
Class B	—	—	—	—	—	(1,006)
Class C	—	—	—	—	—	(3,722)

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(1,959,187)	(230,818)	(3,354,057)	(1,586,020)	(1,862,140)	(2,680,586)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	12,001,372	27,749,239	37,823,707	34,290,082	31,755,968	42,314,028
Class B	—	—	38,698	116,710	57,177	476,346
Class C	—	—	1,090,326	1,016,757	372,446	1,610,629
Dividends and distribution reinvestments
Class A	1,959,187	230,818	3,206,949	1,481,604	1,721,013	2,398,557
Class B	—	—	28,341	22,656	22,151	55,805
Class C	—	—	74,986	44,749	66,839	178,232
Cost of shares repurchased
Class A	(579,704)	(34,792)	(9,426,778)	(8,879,511)	(18,197,720)	(11,985,770)
Class B	—	—	(218,228)	(220,199)	(596,984)	(250,024)
Class C	—	—	(644,251)	(1,328,603)	(1,877,191)	(3,110,695)

Net Increase in Net Assets from Capital Share Transactions	13,380,855	27,945,265	31,973,750	26,544,245	13,323,699	31,687,108

NET INCREASE IN NET ASSETS	17,900,729	33,475,765	33,540,134	25,922,592	14,331,097	28,300,178

NET ASSETS
Beginning of Year or Period	33,475,765	—	71,956,626	46,034,034	71,647,086	43,346,908

End of Year or Period	$51,376,494	$33,475,765	$105,496,760	$71,956,626	$85,978,183	$71,647,086

Undistributed/Accumulated Net Investment Income (Loss)	($23,765)	$4,724	$153,701	$126,850	$516,060	($128,375)

(1)	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.

(2)	Operations commenced on September 30, 2005.

See Notes to Financial Statements

PACIFIC LIFE FUNDS (1)
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Comstock Fund		PL Mid-Cap Growth Fund		PL Real Estate Fund

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

OPERATIONS
Net investment income (loss)	$639,060	$309,235	($351,664)	($409,551)	$71,920	$78,401
Net realized gain	1,323,581	2,065,613	4,336,334	5,888,062	2,694,146	546,563
Net change in unrealized appreciation (depreciation)	6,378,532	990,914	(1,275,265)	4,863,715	2,814,035	5,965,227

Net Increase in Net Assets Resulting from Operations	8,341,173	3,365,762	2,709,405	10,342,226	5,580,101	6,590,191

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(568,291)	(226,345)	—	—	(82,984)	(306,317)
Class B	(2,315)	—	—	—	(176)	(867)
Class C	(5,041)	(657)	—	—	(589)	(1,019)
Net realized gains
Class A	(1,941,310)	(1,586,586)	(3,998,837)	—	(1,757,906)	(150,900)
Class B	(17,085)	(18,421)	(86,024)	—	(10,121)	(572)
Class C	(30,943)	(41,338)	(198,846)	—	(16,905)	(689)

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(2,564,985)	(1,873,347)	(4,283,707)	—	(1,868,681)	(460,364)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	25,968,437	45,688,937	22,972,484	9,529,295	7,222,674	5,480,368
Class B	132,744	155,448	231,125	203,351	131,633	101,896
Class C	668,211	504,360	319,912	852,727	268,665	82,175
Dividends and distribution reinvestments
Class A	2,507,408	1,810,860	3,985,850	—	1,839,694	457,217
Class B	19,400	18,405	74,680	—	10,297	1,439
Class C	34,685	40,989	189,658	—	17,226	1,663
Cost of shares repurchased
Class A	(12,768,536)	(9,526,495)	(2,156,944)	(16,057,697)	(6,780,443)	(330,501)
Class B	(51,551)	(45,760)	(118,278)	(129,615)	(80,362)	(40,824)
Class C	(535,960)	(498,721)	(1,343,352)	(338,536)	(89,810)	(23,090)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	15,974,838	38,148,023	24,155,135	(5,940,475)	2,539,574	5,730,343

NET INCREASE IN NET ASSETS	21,751,026	39,640,438	22,580,833	4,401,751	6,250,994	11,860,170

NET ASSETS
Beginning of Year	63,917,360	24,276,922	43,387,098	38,985,347	25,763,089	13,902,919

End of Year	$85,668,386	$63,917,360	$65,967,931	$43,387,098	$32,014,083	$25,763,089

Undistributed/Accumulated Net Investment Income (Loss)	$175,463	$112,050	($194,144)	($9,579)	($34,379)	($17,613)

(1)	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.

See Notes to Financial Statements

PACIFIC LIFE FUNDS**
FINANCIAL HIGHLIGHTS
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities				Distributions

		Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions

PL Portfolio Optimization Conservative
Class A:	4/1/2006 - 3/31/2007 (4)	$10.34	$0.29		$0.33	$0.62	($0.28)	($0.17)	($0.45)
	4/1/2005 - 3/31/2006 (4)	10.18	0.22		0.20	0.42	(0.23)	(0.03)	(0.26)
	4/1/2004 - 3/31/2005 (4)	10.15	0.13		0.05	0.18	(0.13)	(0.02)	(0.15)
	12/31/2003 - 3/31/2004 (4)	10.00	0.02		0.13	0.15	—	—	—

Class B:	4/1/2006 - 3/31/2007 (4)	$10.30	$0.23		$0.33	$0.56	($0.23)	($0.17)	($0.40)
	4/1/2005 - 3/31/2006 (4)	10.14	0.17		0.20	0.37	(0.18)	(0.03)	(0.21)
	4/1/2004 - 3/31/2005 (4)	10.14	0.08		0.04	0.12	(0.10)	(0.02)	(0.12)
	12/31/2003 - 3/31/2004 (4)	10.00	—	(5)	0.14	0.14	—	—	—

Class C:	4/1/2006 - 3/31/2007 (4)	$10.29	$0.23		$0.33	$0.56	($0.23)	($0.17)	($0.40)
	4/1/2005 - 3/31/2006 (4)	10.13	0.17		0.20	0.37	(0.18)	(0.03)	(0.21)
	4/1/2004 - 3/31/2005 (4)	10.13	0.08		0.04	0.12	(0.10)	(0.02)	(0.12)
	12/31/2003 - 3/31/2004 (4)	10.00	—	(5)	0.13	0.13	—	—	—

Class R:	4/1/2006 - 3/31/2007 (4)	$10.33	$0.28		$0.34	$0.62	($0.28)	($0.17)	($0.45)
	9/30/2005 - 3/31/2006 (4)	10.35	0.11		0.09	0.20	(0.21)	(0.01)	(0.22)

PL Portfolio Optimization Moderate-Conservative
Class A:	4/1/2006 - 3/31/2007 (4)	$10.87	$0.23		$0.61	$0.84	($0.25)	($0.25)	($0.50)
	4/1/2005 - 3/31/2006 (4)	10.33	0.18		0.57	0.75	(0.19)	(0.02)	(0.21)
	4/1/2004 - 3/31/2005 (4)	10.14	0.11		0.22	0.33	(0.12)	(0.02)	(0.14)
	12/31/2003 - 3/31/2004 (4)	10.00	0.01		0.13	0.14	—	—	—

Class B:	4/1/2006 - 3/31/2007 (4)	$10.82	$0.17		$0.61	$0.78	($0.20)	($0.25)	($0.45)
	4/1/2005 - 3/31/2006 (4)	10.29	0.13		0.56	0.69	(0.14)	(0.02)	(0.16)
	4/1/2004 - 3/31/2005 (4)	10.13	0.06		0.21	0.27	(0.09)	(0.02)	(0.11)
	12/31/2003 - 3/31/2004 (4)	10.00	(—	)(5)	0.13	0.13	—	—	—

Class C:	4/1/2006 - 3/31/2007 (4)	$10.83	$0.17		$0.61	$0.78	($0.20)	($0.25)	($0.45)
	4/1/2005 - 3/31/2006 (4)	10.29	0.13		0.57	0.70	(0.14)	(0.02)	(0.16)
	4/1/2004 - 3/31/2005 (4)	10.13	0.06		0.21	0.27	(0.09)	(0.02)	(0.11)
	12/31/2003 - 3/31/2004 (4)	10.00	(—	)(5)	0.13	0.13	—	—	—

Class R:	4/1/2006 - 3/31/2007 (4)	$10.87	$0.22		$0.61	$0.83	($0.25)	($0.25)	($0.50)
	9/30/2005 - 3/31/2006 (4)	10.67	0.09		0.29	0.38	0.17)	(0.01)	(0.18)

				Ratios/Supplemental Data

		Net Asset Value, End of Year or Period	Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) to Average Net Assets (3)	Portfolio Turnover Rates

PL Portfolio Optimization Conservative
Class A:	4/1/2006 - 3/31/2007 (4)	$10.51	6.12%	$11,730	0.02%	1.37%	2.77%	35.84%
	4/1/2005 - 3/31/2006 (4)	10.34	4.12%	9,887	0.03%	1.57%	2.17%	66.26%
	4/1/2004 - 3/31/2005 (4)	10.18	1.74%	8,262	0.00%	2.35%	1.29%	20.21%
	12/31/2003 - 3/31/2004 (4)	10.15	1.50%	1,957	0.00%	4.50%	0.61%	9.38%

Class B:	4/1/2006 - 3/31/2007 (4)	$10.46	5.52%	$2,822	0.58%	1.93%	2.20%	35.84%
	4/1/2005 - 3/31/2006 (4)	10.30	3.56%	1,923	0.53%	2.07%	1.67%	66.26%
	4/1/2004 - 3/31/2005 (4)	10.14	1.25%	1,450	0.50%	2.85%	0.79%	20.21%
	12/31/2003 - 3/31/2004 (4)	10.14	1.40%	449	0.50%	5.00%	0.11%	9.38%

Class C:	4/1/2006 - 3/31/2007 (4)	$10.45	5.55%	$16,322	0.58%	1.93%	2.20%	35.84%
	4/1/2005 - 3/31/2006 (4)	10.29	3.65%	11,342	0.53%	2.07%	1.67%	66.26%
	4/1/2004 - 3/31/2005 (4)	10.13	1.18%	8,908	0.50%	2.85%	0.79%	20.21%
	12/31/2003 - 3/31/2004 (4)	10.13	1.30%	3,739	0.50%	5.00%	0.11%	9.38%

Class R:	4/1/2006 - 3/31/2007 (4)	$10.50	6.13%	$216	0.10%	1.43%	2.68%	35.84%
	9/30/2005 - 3/31/2006 (4)	10.33	1.90%	10	0.03%	1.57%	2.17%	66.26%

PL Portfolio Optimization Moderate-Conservative
Class A:	4/1/2006 - 3/31/2007 (4)	$11.21	7.93%	$36,345	0.01%	1.18%	2.13%	18.25%
	4/1/2005 - 3/31/2006 (4)	10.87	7.23%	28,292	0.02%	1.32%	1.72%	37.91%
	4/1/2004 - 3/31/2005 (4)	10.33	3.28%	19,664	0.00%	1.74%	1.05%	7.82%
	12/31/2003 - 3/31/2004 (4)	10.14	1.40%	5,197	0.00%	2.86%	0.46%	2.81%

Class B:	4/1/2006 - 3/31/2007 (4)	$11.15	7.39%	$12,098	0.58%	1.75%	1.56%	18.25%
	4/1/2005 - 3/31/2006 (4)	10.82	6.70%	9,058	0.52%	1.82%	1.22%	37.91%
	4/1/2004 - 3/31/2005 (4)	10.29	2.69%	6,699	0.50%	2.24%	0.55%	7.82%
	12/31/2003 - 3/31/2004 (4)	10.13	1.30%	3,013	0.50%	3.36%	(0.04%)	2.81%

Class C:	4/1/2006 - 3/31/2007 (4)	$11.16	7.38%	$30,464	0.58%	1.75%	1.56%	18.25%
	4/1/2005 - 3/31/2006 (4)	10.83	6.80%	23,860	0.52%	1.82%	1.22%	37.91%
	4/1/2004 - 3/31/2005 (4)	10.29	2.70%	15,375	0.50%	2.24%	0.55%	7.82%
	12/31/2003 - 3/31/2004 (4)	10.13	1.30%	5,354	0.50%	3.36%	(0.04%)	2.81%

Class R:	4/1/2006 - 3/31/2007 (4)	$11.20	7.84%	$1,373	0.10%	1.25%	2.04%	18.25%
	9/30/2005 - 3/31/2006 (4)	10.87	3.63%	290	0.02%	1.32%	1.72%	37.91%

See Notes to Financial Statements	See explanation of references and symbols on E-10

PACIFIC LIFE FUNDS**
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities				Distributions

		Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Capital Gains	Total Distributions

PL Portfolio Optimization Moderate
Class A:	4/1/2006 - 3/31/2007 (4)	$11.56	$0.18		$0.88	$1.06		($0.22)	($0.32)	($0.54)
	4/1/2005 - 3/31/2006 (4)	10.54	0.15		1.06	1.21		(0.16)	(0.03)	(0.19)
	4/1/2004 - 3/31/2005 (4)	10.14	0.08		0.43	0.51		(0.09)	(0.02)	(0.11)
	12/31/2003 - 3/31/2004 (4)	10.00	0.01		0.13	0.14		—	—	—

Class B:	4/1/2006 - 3/31/2007 (4)	$11.51	$0.11		$0.89	$1.00	(($	0.17)	($0.32)	($0.49)
	4/1/2005 - 3/31/2006 (4)	10.50	0.09		1.07	1.16		(0.12)	(0.03)	(0.15)
	4/1/2004 - 3/31/2005 (4)	10.13	0.03		0.43	0.46		(0.07)	(0.02)	(0.09)
	12/31/2003 - 3/31/2004 (4)	10.00	(—	)(5)	0.13	0.13		—	—	—

Class C:	4/1/2006 - 3/31/2007 (4)	$11.50	$0.11		$0.88	$0.99		($0.17)	($0.32)	($0.49)
	4/1/2005 - 3/31/2006 (4)	10.49	0.09		1.07	1.16		(0.12)	(0.03)	(0.15)
	4/1/2004 - 3/31/2005 (4)	10.12	0.03		0.43	0.46		(0.07)	(0.02)	(0.09)
	12/31/2003 - 3/31/2004 (4)	10.00	(—	)(5)	0.12	0.12		—	—	—

Class R:	4/1/2006 - 3/31/2007 (4)	$11.56	$0.16		$0.88	$1.04		($0.22)	($0.32)	($0.54)
	9/30/2005 - 3/31/2006 (4)	11.05	0.07		0.60	0.67		(0.15)	(0.01)	(0.16)

PL Portfolio Optimization Moderate-Aggressive
Class A:	4/1/2006 - 3/31/2007 (4)	$12.02	$0.12		$1.12	$1.24		($0.20)	($0.32)	($0.52)
	4/1/2005 - 3/31/2006 (4)	10.66	0.10		1.44	1.54		(0.13)	(0.05)	(0.18)
	4/1/2004 - 3/31/2005 (4)	10.11	0.05		0.58	0.63		(0.06)	(0.02)	(0.08)
	12/31/2003 - 3/31/2004 (4)	10.00	0.01		0.10	0.11		—	—	—

Class B:	4/1/2006 - 3/31/2007 (4)	$11.97	$0.05		$1.13	$1.18		($0.16)	($0.32)	($0.48)
	4/1/2005 - 3/31/2006 (4)	10.63	0.04		1.45	1.49		(0.10)	(0.05)	(0.15)
	4/1/2004 - 3/31/2005 (4)	10.10	—	(5)	0.58	0.58		(0.03)	(0.02)	(0.05)
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)		0.11	0.10		—	—	—

Class C:	4/1/2006 - 3/31/2007 (4)	$11.95	$0.05		$1.13	$1.18		($0.16)	($0.32)	($0.48)
	4/1/2005 - 3/31/2006 (4)	10.61	0.04		1.45	1.49		(0.10)	(0.05)	(0.15)
	4/1/2004 - 3/31/2005 (4)	10.09	—	(5)	0.57	0.57		(0.03)	(0.02)	(0.05)
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)		0.10	0.09		—	—	—

Class R:	4/1/2006 - 3/31/2007 (4)	$12.02	$0.11		$1.13	$1.24		($0.20)	($0.32)	($0.52)
	9/30/2005 - 3/31/2006 (4)	11.28	0.05		0.83	0.88		(0.13)	(0.01)	(0.14)

			Ratios/Supplemental Data

		Net Asset Value, End of Year or Period	Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) to Average Net Assets (3)	Portfolio Turnover Rates

PL Portfolio Optimization Moderate
Class A:	4/1/2006 - 3/31/2007 (4)	$12.08	9.41%	$149,905	0.00%	1.06%	1.51%	8.24%
	4/1/2005 - 3/31/2006 (4)	11.56	11.58%	95,079	0.00%	1.20%	1.33%	26.54%
	4/1/2004 - 3/31/2005 (4)	10.54	5.09%	53,783	0.00%	1.41%	0.82%	5.78%
	12/31/2003 - 3/31/2004 (4)	10.14	1.40%	12,743	0.00%	2.31%	0.36%	0.86%

Class B:	4/1/2006 - 3/31/2007 (4)	$12.02	8.88%	$43,774	0.57%	1.63%	0.94%	8.24%
	4/1/2005 - 3/31/2006 (4)	11.51	11.10%	31,687	0.50%	1.70%	0.83%	26.54%
	4/1/2004 - 3/31/2005 (4)	10.50	4.55%	19,414	0.50%	1.91%	0.32%	5.78%
	12/31/2003 - 3/31/2004 (4)	10.13	1.30%	5,594	0.50%	2.81%	(0.14%)	0.86%

Class C:	4/1/2006 - 3/31/2007 (4)	$12.00	8.82%	$134,695	0.57%	1.63%	0.94%	8.24%
	4/1/2005 - 3/31/2006 (4)	11.50	11.12%	88,774	0.50%	1.70%	0.83%	26.54%
	4/1/2004 - 3/31/2005 (4)	10.49	4.53%	52,510	0.50%	1.91%	0.32%	5.78%
	12/31/2003 - 3/31/2004 (4)	10.12	1.20%	16,870	0.50%	2.81%	(0.14%)	0.86%

Class R:	4/1/2006 - 3/31/2007 (4)	$12.06	9.24%	$2,332	0.11%	1.13%	1.40%	8.24%
	9/30/2005 - 3/31/2006 (4)	11.56	6.16%	13	0.00%	1.20%	1.33%	26.54%

PL Portfolio Optimization Moderate-Aggressive
Class A:	4/1/2006 - 3/31/2007 (4)	$12.74	10.57%	$158,754	0.00%	1.05%	1.02%	6.96%
	4/1/2005 - 3/31/2006 (4)	12.02	14.59%	93,498	0.00%	1.19%	0.86%	27.98%
	4/1/2004 - 3/31/2005 (4)	10.66	6.26%	43,986	0.00%	1.43%	0.52%	10.16%
	12/31/2003 - 3/31/2004 (4)	10.11	1.10%	13,362	0.00%	2.47%	0.22%	0.68%

Class B:	4/1/2006 - 3/31/2007 (4)	$12.67	10.11%	$56,938	0.57%	1.62%	0.44%	6.96%
	4/1/2005 - 3/31/2006 (4)	11.97	14.09%	35,154	0.50%	1.69%	0.36%	27.98%
	4/1/2004 - 3/31/2005 (4)	10.63	5.79%	18,954	0.50%	1.93%	0.02%	10.16%
	12/31/2003 - 3/31/2004 (4)	10.10	1.00%	6,962	0.50%	2.97%	(0.28%)	0.68%

Class C:	4/1/2006 - 3/31/2007 (4)	$12.65	10.12%	$143,281	0.57%	1.62%	0.44%	6.96%
	4/1/2005 - 3/31/2006 (4)	11.95	14.13%	90,306	0.50%	1.69%	0.36%	27.98%
	4/1/2004 - 3/31/2005 (4)	10.61	5.72%	48,159	0.50%	1.93%	0.02%	10.16%
	12/31/2003 - 3/31/2004 (4)	10.09	0.90%	12,719	0.50%	2.97%	(0.28%)	0.68%

Class R:	4/1/2006 - 3/31/2007 (4)	$12.74	10.57%	$971	0.10%	1.12%	0.92%	6.96%
	9/30/2005 - 3/31/2006 (4)	12.02	7.92%	11	0.00%	1.19%	0.86%	27.98%

See Notes to Financial Statements	See explanation of references and symbols on E-10

PACIFIC LIFE FUNDS**
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities				Distributions

		Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions

PL Portfolio Optimization Aggressive
Class A:	4/1/2006 - 3/31/2007 (4)	$12.57	$0.07		$1.46	$1.53	($0.19)	($0.42)	($0.61)
	4/1/2005 - 3/31/2006 (4)	10.75	0.05		1.94	1.99	(0.11)	(0.06)	(0.17)
	4/1/2004 - 3/31/2005 (4)	10.08	0.02		0.70	0.72	(0.02)	(0.03)	(0.05)
	12/31/2003 - 3/31/2004 (4)	10.00	—	(5)	0.08	0.08	—	—	—

Class B:	4/1/2006 - 3/31/2007 (4)	$12.52	($—	)(5)	$1.46	$1.46	($0.15)	($0.42)	($0.57)
	4/1/2005 - 3/31/2006 (4)	10.72	(0.01)		1.94	1.93	(0.07)	(0.06)	(0.13)
	4/1/2004 - 3/31/2005 (4)	10.07	(0.03)		0.71	0.68	—	(0.03)	(0.03)
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)		0.08	0.07	—	—	—

Class C:	4/1/2006 - 3/31/2007 (4)	$12.51	($—	)(5)	$1.46	$1.46	($0.15)	($0.42)	($0.57)
	4/1/2005 - 3/31/2006 (4)	10.72	(0.01)		1.93	1.92	(0.07)	(0.06)	(0.13)
	4/1/2004 - 3/31/2005 (4)	10.07	(0.03)		0.71	0.68	—	(0.03)	(0.03)
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)		0.08	0.07	—	—	—

Class R:	4/1/2006 - 3/31/2007 (4)	$12.57	$0.05		$1.48	$1.53	($0.19)	($0.42)	($0.61)
	9/30/2005 - 3/31/2006 (4)	11.50	0.02		1.17	1.19	(0.11)	(0.01)	(0.12)

PL Money Market Fund (6)
Class A:	4/1/2006 - 3/31/2007	$1.00	$0.04		$—	$0.04	($0.04)	($—	($0.04)
	4/1/2005 - 3/31/2006	1.00	0.03		—	0.03	(0.03)	—	(0.03)
	4/1/2004 - 3/31/2005	1.00	0.01		—	0.01	(0.01)	—	(0.01)
	4/1/2003 - 3/31/2004	1.00	—	(5)	—	— (5)	— (5)	—	— (5)
	4/1/2002 - 3/31/2003	1.00	0.01		—	0.01	(0.01)	—	(0.01)

PL International Value Fund (8)
Class A:	4/1/2006 - 3/31/2007 (4)	$15.30	$0.16		$2.48	$2.64	($0.14)	($3.41)	($3.55)
	4/1/2005 - 3/31/2006 (4)	13.22	0.14		2.19	2.33	(0.08)	(0.17)	(0.25)
	4/1/2004 - 3/31/2005 (4)	11.89	0.08		1.46	1.54	(0.02)	(0.19)	(0.21)
	4/1/2003 - 3/31/2004 (4)	8.73	0.06		3.13	3.19	(0.03)	—	(0.03)
	4/1/2002 - 3/31/2003 (4)	11.09	0.07		(2.33)	(2.26)	(0.04)	(0.06)	(0.10)

Class B:	4/1/2006 - 3/31/2007 (4)	$15.05	$0.07		$2.44	$2.51	($0.08)	($3.41)	($3.49)
	4/1/2005 - 3/31/2006 (4)	13.00	0.07		2.16	2.23	(0.01)	(0.17)	(0.18)
	4/1/2004 - 3/31/2005 (4)	11.73	0.01		1.45	1.46	—	(0.19)	(0.19)
	4/1/2003 - 3/31/2004 (4)	8.66	0.02		3.07	3.09	(0.02)	—	(0.02)
	4/1/2002 - 3/31/2003 (4)	11.08	0.02		(2.33)	(2.31)	(0.05)	(0.06)	(0.11)

Class C:	4/1/2006 - 3/31/2007 (4)	$15.02	$0.07		$2.43	$2.50	($0.05)	($3.41)	($3.46)
	4/1/2005 - 3/31/2006 (4)	13.00	0.07		2.14	2.21	(0.02)	(0.17)	(0.19)
	4/1/2004 - 3/31/2005 (4)	11.73	0.01		1.45	1.46	—	(0.19)	(0.19)
	4/1/2003 - 3/31/2004 (4)	8.66	0.02		3.07	3.09	(0.02)	—	(0.02)
	4/1/2002 - 3/31/2003 (4)	11.07	0.02		(2.32)	(2.30)	(0.05)	(0.06)	(0.11)

			Ratios/Supplemental Data

		Net Asset Value, End of Year or Period	Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)		Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) to Average Net Assets (3)	Portfolio Turnover Rates

PL Portfolio Optimization Aggressive
Class A:	4/1/2006 - 3/31/2007 (4)	$13.49	12.53%	$75,546	0.00%		1.09%	0.54%	10.14%
	4/1/2005 - 3/31/2006 (4)	12.57	18.59%	39,397	0.00%		1.29%	0.42%	42.51%
	4/1/2004 - 3/31/2005 (4)	10.75	7.17%	18,244	0.00%		1.75%	0.23%	22.37%
	12/31/2003 - 3/31/2004 (4)	10.08	0.80%	8,187	0.00%		2.52%	0.09%	0.00%

Class B:	4/1/2006 - 3/31/2007 (4)	$13.41	12.00%	$23,716	0.58%		1.67%	(0.04%)	10.14%
	4/1/2005 - 3/31/2006 (4)	12.52	18.11%	12,889	0.50%		1.79%	(0.08%)	42.51%
	4/1/2004 - 3/31/2005 (4)	10.72	6.75%	6,110	0.50%		2.25%	(0.27%)	22.37%
	12/31/2003 - 3/31/2004 (4)	10.07	0.70%	2,409	0.50%		3.02%	(0.41%)	0.00%

Class C:	4/1/2006 - 3/31/2007 (4)	$13.40	12.01%	$55,389	0.58%		1.67%	(0.04%)	10.14%
	4/1/2005 - 3/31/2006 (4)	12.51	18.00%	30,782	0.50%		1.79%	(0.08%)	42.51%
	4/1/2004 - 3/31/2005 (4)	10.72	6.75%	17,510	0.50%		2.25%	(0.27%)	22.37%
	12/31/2003 - 3/31/2004 (4)	10.07	0.70%	7,868	0.50%		3.02%	(0.41%)	0.00%

Class R:	4/1/2006 - 3/31/2007 (4)	$13.49	12.53%	$382	0.14%		1.17%	0.40%	10.14%
	9/30/2005 - 3/31/2006 (4)	12.57	10.44%	11	0.00%		1.29%	0.42%	42.51%

PL Money Market Fund (6)
Class A:	4/1/2006 - 3/31/2007	$1.00	4.31%	$21,098	1.02	% (7)	1.58%	4.20%	N/A
	4/1/2005 - 3/31/2006	1.00	2.76%	19,293	0.94	% (7)	1.79%	2.67%	N/A
	4/1/2004 - 3/31/2005	1.00	0.77%	22,341	0.95	% (7)	2.05%	0.83%	N/A
	4/1/2003 - 3/31/2004	1.00	0.18%	14,627	0.95	% (7)	2.53%	0.14%	N/A
	4/1/2002 - 3/31/2003	1.00	0.58%	13,092	1.08	% (7)	2.50%	0.59%	N/A

PL International Value Fund (8)
Class A:	4/1/2006 - 3/31/2007 (4)	$14.39	18.40%	$77,127	1.64%		2.08%	1.04%	108.86%
	4/1/2005 - 3/31/2006 (4)	15.30	17.85%	57,657	1.80%		2.28%	0.99%	55.25%
	4/1/2004 - 3/31/2005 (4)	13.22	13.13%	50,801	1.80%		2.45%	0.62%	20.92%
	4/1/2003 - 3/31/2004 (4)	11.89	36.57%	20,007	1.80%		2.86%	0.73%	58.63%
	4/1/2002 - 3/31/2003 (4)	8.73	(20.50%)	7,218	1.80%		3.89%	0.76%	19.60%

Class B:	4/1/2006 - 3/31/2007 (4)	$14.07	17.74%	$662	2.21%		2.65%	0.47%	108.86%
	4/1/2005 - 3/31/2006 (4)	15.05	17.36%	427	2.30%		2.78%	0.49%	55.25%
	4/1/2004 - 3/31/2005 (4)	13.00	12.59%	449	2.30%		2.95%	0.12%	20.92%
	4/1/2003 - 3/31/2004 (4)	11.73	35.79%	324	2.30%		3.36%	0.23%	58.63%
	4/1/2002 - 3/31/2003 (4)	8.66	(20.93%)	771	2.30%		4.39%	0.26%	19.60%

Class C:	4/1/2006 - 3/31/2007 (4)	$14.06	17.82%	$1,435	2.21%		2.65%	0.47%	108.86%
	4/1/2005 - 3/31/2006 (4)	15.02	17.19%	1,548	2.30%		2.78%	0.49%	55.25%
	4/1/2004 - 3/31/2005 (4)	13.00	12.59%	1,212	2.30%		2.95%	0.12%	20.92%
	4/1/2003 - 3/31/2004 (4)	11.73	35.79%	781	2.30%		3.36%	0.23%	58.63%
	4/1/2002 - 3/31/2003 (4)	8.66	(20.93%)	1,656	2.30%		4.39%	0.26%	19.60%

See Notes to Financial Statements	See explanation of references and symbols on E-10

PACIFIC LIFE FUNDS**
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities			Distributions

		Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions

PL Large-Cap Value Fund
Class A:	4/1/2006 - 3/31/2007 (4)	$12.67	$0.06	$1.37	$1.43	($0.04)	($1.03)	($1.07)
	4/1/2005 - 3/31/2006 (4)	11.30	0.02	1.38	1.40	(0.03)	— (5)	(0.03)
	4/1/2004 - 3/31/2005 (4)	10.94	0.06	0.35	0.41	(0.05)	—	(0.05)
	4/1/2003 - 3/31/2004 (4)	7.83	0.03	3.09	3.12	(0.01)	—	(0.01)
	4/1/2002 - 3/31/2003 (4)	10.92	0.04	(3.05)	(3.01)	(0.02)	(0.06)	(0.08)

Class B:	4/1/2006 - 3/31/2007 (4)	$12.51	($0.01)	$1.34	$1.33	$—	($1.03)	($1.03)
	4/1/2005 - 3/31/2006 (4)	11.19	(0.03)	1.37	1.34	(0.02)	— (5)	(0.02)
	4/1/2004 - 3/31/2005 (4)	10.83	— (5)	0.36	0.36	—	—	—
	4/1/2003 - 3/31/2004 (4)	7.78	(0.02)	3.08	3.06	(0.01)	—	(0.01)
	4/1/2002 - 3/31/2003 (4)	10.91	(0.01)	(3.03)	(3.04)	(0.03)	(0.06)	(0.09)

Class C:	4/1/2006 - 3/31/2007 (4)	$12.48	($0.01)	$1.34	$1.33	$—	($1.03)	($1.03)
	4/1/2005 - 3/31/2006 (4)	11.16	(0.03)	1.36	1.33	(0.01)	— (5)	(0.01)
	4/1/2004 - 3/31/2005 (4)	10.81	— (5)	0.35	0.35	—	—	—
	4/1/2003 - 3/31/2004 (4)	7.77	(0.02)	3.07	3.05	(0.01)	—	(0.01)
	4/1/2002 - 3/31/2003 (4)	10.90	(0.01)	(3.04)	(3.05)	(0.02)	(0.06)	(0.08)

PL Short Duration Bond Fund
Class A:	4/1/2006 - 3/31/2007 (4)	$9.76	$0.32	$0.04	$0.36	($0.31)	$—	($0.31)
	4/1/2005 - 3/31/2006 (4)	9.85	0.19	(0.09)	0.10	(0.19)	—	(0.19)
	4/1/2004 - 3/31/2005 (4)	10.09	0.09	(0.22)	(0.13)	(0.09)	(0.02)	(0.11)
	12/31/2003 - 3/31/2004 (4)	10.00	0.01	0.08	0.09	—	—	—

Class B:	4/1/2006 - 3/31/2007 (4)	$9.74	$0.26	$0.06	$0.32	($0.26)	$—	($0.26)
	4/1/2005 - 3/31/2006 (4)	9.85	0.14	(0.11)	0.03	(0.14)	—	(0.14)
	4/1/2004 - 3/31/2005 (4)	10.08	0.04	(0.21)	(0.17)	(0.04)	(0.02)	(0.06)
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)	0.09	0.08	—	—	—

Class C:	4/1/2006 - 3/31/2007 (4)	$9.74	$0.27	$0.03	$0.30	($0.25)	$—	($0.25)
	4/1/2005 - 3/31/2006 (4)	9.83	0.14	(0.09)	0.05	(0.14)	—	(0.14)
	4/1/2004 - 3/31/2005 (4)	10.08	0.04	(0.22)	(0.18)	(0.05)	(0.02)	(0.07)
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)	0.09	0.08	—	—	—

			Ratios/Supplemental Data

		Net Asset Value, End of Year or Period	Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) to Average Net Assets (3)	Portfolio Turnover Rates

PL Large-Cap Value Fund
Class A:	4/1/2006 - 3/31/2007 (4)	$13.03	12.09%	$56,601	1.63%	2.05%	0.50%	19.58%
	4/1/2005 - 3/31/2006 (4)	12.67	12.47%	34,459	1.80%	2.25%	0.20%	77.07%
	4/1/2004 - 3/31/2005 (4)	11.30	3.78%	50,430	1.80%	2.28%	0.54%	43.72%
	4/1/2003 - 3/31/2004 (4)	10.94	39.91%	25,315	1.80%	2.73%	0.29%	38.10%
	4/1/2002 - 3/31/2003 (4)	7.83	(27.69%)	11,736	1.80%	2.94%	0.41%	49.00%

Class B:	4/1/2006 - 3/31/2007 (4)	$12.81	11.43%	$687	2.20%	2.62%	(0.07%)	19.58%
	4/1/2005 - 3/31/2006 (4)	12.51	11.99%	573	2.30%	2.75%	(0.30%)	77.07%
	4/1/2004 - 3/31/2005 (4)	11.19	3.32%	504	2.30%	2.78%	0.04%	43.72%
	4/1/2003 - 3/31/2004 (4)	10.83	39.36%	556	2.30%	3.23%	(0.21%)	38.10%
	4/1/2002 - 3/31/2003 (4)	7.78	(28.02%)	955	2.30%	3.44%	(0.09%)	49.00%

Class C:	4/1/2006 - 3/31/2007 (4)	$12.78	11.46%	$1,551	2.20%	2.62%	(0.07%)	19.58%
	4/1/2005 - 3/31/2006 (4)	12.48	11.88%	1,599	2.30%	2.75%	(0.30%)	77.07%
	4/1/2004 - 3/31/2005 (4)	11.16	3.33%	1,538	2.30%	2.78%	0.04%	43.72%
	4/1/2003 - 3/31/2004 (4)	10.81	39.27%	1,277	2.30%	3.23%	(0.21%)	38.10%
	4/1/2002 - 3/31/2003 (4)	7.77	(28.08%)	2,015	2.30%	3.44%	(0.09%)	49.00%

PL Short Duration Bond Fund
Class A:	4/1/2006 - 3/31/2007 (4)	$9.81	3.76%	$66,823	1.39%	1.75%	3.28%	77.84%
	4/1/2005 - 3/31/2006 (4)	9.76	1.03%	44,945	1.55%	1.93%	1.97%	91.81%
	4/1/2004 - 3/31/2005 (4)	9.85	(1.34%)	35,333	1.55%	2.34%	0.93%	203.81%
	12/31/2003 - 3/31/2004 (4)	10.09	0.90%	13,617	1.55%	2.72%	0.23%	144.88%

Class B:	4/1/2006 - 3/31/2007 (4)	$9.80	3.31%	$45	1.96%	2.32%	2.71%	77.84%
	4/1/2005 - 3/31/2006 (4)	9.74	0.35%	20	2.05%	2.43%	1.47%	91.81%
	4/1/2004 - 3/31/2005 (4)	9.85	(1.77%)	13	2.05%	2.84%	0.43%	203.81%
	12/31/2003 - 3/31/2004 (4)	10.08	0.80%	10	2.05%	3.22%	(0.27%)	144.88%

Class C:	4/1/2006 - 3/31/2007 (4)	$9.79	3.17%	$434	1.96%	2.32%	2.71%	77.84%
	4/1/2005 - 3/31/2006 (4)	9.74	0.52%	588	2.05%	2.43%	1.47%	91.81%
	4/1/2004 - 3/31/2005 (4)	9.83	(1.81%)	579	2.05%	2.84%	0.43%	203.81%
	12/31/2003 - 3/31/2004 (4)	10.08	0.80%	62	2.05%	3.22%	(0.27%)	144.88%

See Notes to Financial Statements	See explanation of references and symbols on E-10

PACIFIC LIFE FUNDS**
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities				Distributions

		Net Asset Value, Beginning of Year or Period	Net Investment Loss		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions

PL Growth LT Fund
Class A:	4/1/2006 - 3/31/2007 (4)	$12.23	($0.01)		$0.98	$0.97	$—	($0.10)	($0.10)
	4/1/2005 - 3/31/2006 (4)	10.64	(0.05)		1.64	1.59	—	—	—
	4/1/2004 - 3/31/2005 (4)	10.34	(0.05)		0.35	0.30	—	—	—
	4/1/2003 - 3/31/2004 (4)	7.62	(0.10)		2.82	2.72	—	—	—
	4/1/2002 - 3/31/2003	10.32	(0.08)		(2.62)	(2.70)	—	—	—

Class B:	4/1/2006 - 3/31/2007 (4)	$12.00	($0.08)		$0.96	$0.88	$—	($0.10)	($0.10)
	4/1/2005 - 3/31/2006 (4)	10.49	(0.11)		1.62	1.51	—	—	—
	4/1/2004 - 3/31/2005 (4)	10.24	(0.10)		0.35	0.25	—	—	—
	4/1/2003 - 3/31/2004 (4)	7.58	(0.15)		2.81	2.66	—	—	—
	4/1/2002 - 3/31/2003	10.30	(0.06)		(2.66)	(2.72)	—	—	—

Class C:	4/1/2006 - 3/31/2007 (4)	$11.95	($0.08)		$0.97	$0.89	$—	($0.10)	($0.10)
	4/1/2005 - 3/31/2006 (4)	10.46	(0.11)		1.60	1.49	—	—	—
	4/1/2004 - 3/31/2005 (4)	10.21	(0.10)		0.35	0.25	—	—	—
	4/1/2003 - 3/31/2004 (4)	7.57	(0.15)		2.79	2.64	—	—	—
	4/1/2002 - 3/31/2003	10.31	(0.08)		(2.66)	(2.74)	—	—	—

PL Mid-Cap Value Fund
Class A:	4/1/2006 - 3/31/2007 (4)	$10.54	($—	)(5)	$1.51	$1.51	$—	($0.43)	($0.43)
	4/1/2005 - 3/31/2006 (4)	9.90	(0.02)		1.30	1.28	(0.01)	(0.63)	(0.64)
	12/31/2004 - 3/31/2005 (4)	10.00	(0.01)		(0.09)	(0.10)	—	—	—

Class B:	4/1/2006 - 3/31/2007 (4)	$10.48	($0.06)		$1.49	$1.43	$—	($0.43)	($0.43)
	4/1/2005 - 3/31/2006 (4)	9.89	(0.07)		1.29	1.22	—	(0.63)	(0.63)
	12/31/2004 - 3/31/2005 (4)	10.00	(0.02)		(0.09)	(0.11)	—	—	—

Class C:	4/1/2006 - 3/31/2007 (4)	$10.47	($0.06)		$1.49	$1.43	$—	($0.43)	($0.43)
	4/1/2005 - 3/31/2006 (4)	9.89	(0.07)		1.29	1.22	(0.01)	(0.63)	(0.64)
	12/31/2004 - 3/31/2005 (4)	10.00	(0.02)		(0.09)	(0.11)	—	—	—

			Ratios/Supplemental Data

		Net Asset Value, End of Year or Period	Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Loss to Average Net Assets (3)		Portfolio Turnover Rates

PL Growth LT Fund
Class A:	4/1/2006 - 3/31/2007 (4)	$13.10	7.95%	$61,954	1.54%	1.95%	(0.08%)		37.99%
	4/1/2005 - 3/31/2006 (4)	12.23	14.94%	43,733	1.70%	2.15%	(0.44%)		69.48%
	4/1/2004 - 3/31/2005 (4)	10.64	2.90%	19,585	1.70%	2.54%	(0.44%)		42.84%
	4/1/2003 - 3/31/2004 (4)	10.34	35.70%	11,994	1.70%	3.21%	(1.08%)		42.65%
	4/1/2002 - 3/31/2003	7.62	(26.16%)	6,832	1.70%	4.01%	(0.95%)		124.73%

Class B:	4/1/2006 - 3/31/2007 (4)	$12.78	7.44%	$445	2.11%	2.52%	(0.65%)		37.99%
	4/1/2005 - 3/31/2006 (4)	12.00	14.30%	412	2.20%	2.65%	(0.94%)		69.48%
	4/1/2004 - 3/31/2005 (4)	10.49	2.44%	373	2.20%	3.04%	(0.94%)		42.84%
	4/1/2003 - 3/31/2004 (4)	10.24	34.91%	293	2.20%	3.71%	(1.58%)		42.65%
	4/1/2002 - 3/31/2003	7.58	(26.31%)	301	2.20%	4.51%	(1.45%)		124.73%

Class C:	4/1/2006 - 3/31/2007 (4)	$12.74	7.46%	$775	2.11%	2.52%	(0.65%)		37.99%
	4/1/2005 - 3/31/2006 (4)	11.95	14.24%	893	2.20%	2.65%	(0.94%)		69.48%
	4/1/2004 - 3/31/2005 (4)	10.46	2.45%	472	2.20%	3.04%	(0.94%)		42.84%
	4/1/2003 - 3/31/2004 (4)	10.21	34.87%	400	2.20%	3.71%	(1.58%)		42.65%
	4/1/2002 - 3/31/2003	7.57	(26.58%)	624	2.20%	4.51%	(1.45%)		124.73%

PL Mid-Cap Value Fund
Class A:	4/1/2006 - 3/31/2007 (4)	$11.62	14.80%	$71,181	1.60%	2.01%	(—	%)(5)	74.07%
	4/1/2005 - 3/31/2006 (4)	10.54	13.11%	23,992	1.80%	2.44%	(0.16%)		112.93%
	12/31/2004 - 3/31/2005 (4)	9.90	(1.00%)	25,454	1.80%	3.20%	(0.42%)		16.26%

Class B:	4/1/2006 - 3/31/2007 (4)	$11.48	14.10%	$94	2.19%	2.60%	(0.59%)		74.07%
	4/1/2005 - 3/31/2006 (4)	10.48	12.53%	64	2.30%	2.94%	(0.66%)		112.93%
	12/31/2004 - 3/31/2005 (4)	9.89	(1.10%)	33	2.30%	3.70%	(0.92%)		16.26%

Class C:	4/1/2006 - 3/31/2007 (4)	$11.47	14.11%	$253	2.19%	2.60%	(0.59%)		74.07%
	4/1/2005 - 3/31/2006 (4)	10.47	12.50%	128	2.30%	2.94%	(0.66%)		112.93%
	12/31/2004 - 3/31/2005 (4)	9.89	(1.10%)	73	2.30%	3.70%	(0.92%)		16.26%

See Notes to Financial Statements	See explanation of references and symbols on E-10

PACIFIC LIFE FUNDS**
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities				Distributions

		Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions

PL Large-Cap Growth Fund (9)
Class A:	4/1/2006 - 3/31/2007 (4)	$10.85	($0.09)		($0.40)	($0.49)	$—	($0.93)	($0.93)
	4/1/2005 - 3/31/2006 (4)	10.14	(0.07)		0.78	0.71	—	—	—
	4/1/2004 - 3/31/2005 (4)	10.19	(0.01)		(0.04)	(0.05)	—	—	—
	4/1/2003 - 3/31/2004 (4)	8.05	(0.07)		2.21	2.14	—	—	—
	4/1/2002 - 3/31/2003 (4)	10.96	(0.06)		(2.85)	(2.91)	—	—	—

Class B:	4/1/2006 - 3/31/2007 (4)	$10.62	($0.14)		($0.40)	($0.54)	$—	($0.93)	($0.93)
	4/1/2005 - 3/31/2006 (4)	9.98	(0.12)		0.76	0.64	—	—	—
	4/1/2004 - 3/31/2005 (4)	10.07	(0.06)		(0.03)	(0.09)	—	—	—
	4/1/2003 - 3/31/2004 (4)	7.98	(0.11)		2.20	2.09	—	—	—
	4/1/2002 - 3/31/2003 (4)	10.94	(0.10)		(2.86)	(2.96)	—	—	—

Class C:	4/1/2006 - 3/31/2007 (4)	$10.60	($0.14)		($0.39)	($0.53)	$—	($0.93)	($0.93)
	4/1/2005 - 3/31/2006 (4)	9.97	(0.12)		0.75	0.63	—	—	—
	4/1/2004 - 3/31/2005 (4)	10.06	(0.06)		(0.03)	(0.09)	—	—	—
	4/1/2003 - 3/31/2004 (4)	7.98	(0.11)		2.19	2.08	—	—	—
	4/1/2002 - 3/31/2003 (4)	10.93	(0.10)		(2.85)	(2.95)	—	—	—

PL International Large-Cap Fund (10)
Class A:	4/1/2006 - 3/31/2007 (4)	$15.45	$0.28		$2.49	$2.77	($0.30)	($1.28)	($1.58)
	4/1/2005 - 3/31/2006 (4)	12.83	(—	)(5)	2.89	2.89	(0.04)	(0.23)	(0.27)
	4/1/2004 - 3/31/2005 (4)	11.61	(0.01)		1.46	1.45	—	(0.23)	(0.23)
	4/1/2003 - 3/31/2004 (4)	8.20	(0.04)		3.45	3.41	—	—	—
	4/1/2002 - 3/31/2003 (4)	11.03	(0.04)		(2.59)	(2.63)	—	(0.20)	(0.20)

Class B:	4/1/2006 - 3/31/2007 (4)	$15.15	$0.19		$2.43	$2.62	($0.25)	($1.28)	($1.53)
	4/1/2005 - 3/31/2006 (4)	12.60	(0.07)		2.85	2.78	—	(0.23)	(0.23)
	4/1/2004 - 3/31/2005 (4)	11.46	(0.07)		1.44	1.37	—	(0.23)	(0.23)
	4/1/2003 - 3/31/2004 (4)	8.14	(0.09)		3.41	3.32	—	—	—
	4/1/2002 - 3/31/2003 (4)	11.01	(0.08)		(2.59)	(2.67)	—	(0.20)	(0.20)

Class C:	4/1/2006 - 3/31/2007 (4)	$15.16	$0.19		$2.44	$2.63	($0.22)	($1.28)	($1.50)
	4/1/2005 - 3/31/2006 (4)	12.62	(0.07)		2.84	2.77	—	(0.23)	(0.23)
	4/1/2004 - 3/31/2005 (4)	11.48	(0.07)		1.44	1.37	—	(0.23)	(0.23)
	4/1/2003 - 3/31/2004 (4)	8.14	(0.09)		3.43	3.34	—	—	—
	4/1/2002 - 3/31/2003 (4)	11.01	(0.08)		(2.59)	(2.67)	—	(0.20)	(0.20)

			Ratios/Supplemental Data

		Net Asset Value, End of Year or Period	Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) to Average Net Assets (3)		Portfolio Turnover Rates

PL Large-Cap Growth Fund (9)
Class A:	4/1/2006 - 3/31/2007 (4)	$9.43	(3.80%)	$29,713	1.73%	2.43%	(0.93%	)	147.66%
	4/1/2005 - 3/31/2006 (4)	10.85	7.00%	19,366	1.90%	2.58%	(0.62%	)	160.96%
	4/1/2004 - 3/31/2005 (4)	10.14	(0.49%)	45,147	1.90%	2.37%	(0.08%	)	38.40%
	4/1/2003 - 3/31/2004 (4)	10.19	26.58%	23,408	1.90%	3.12%	(0.69%	)	78.30%
	4/1/2002 - 3/31/2003 (4)	8.05	(26.55%)	7,922	1.90%	3.94%	(0.67%	)	35.58%

Class B:	4/1/2006 - 3/31/2007 (4)	$9.15	(4.40%)	$428	2.31%	3.01%	(1.50%	)	147.66%
	4/1/2005 - 3/31/2006 (4)	10.62	6.41%	594	2.40%	3.08%	(1.12%	)	160.96%
	4/1/2004 - 3/31/2005 (4)	9.98	(0.89%)	526	2.40%	2.87%	(0.58%	)	38.40%
	4/1/2003 - 3/31/2004 (4)	10.07	26.19%	497	2.40%	3.62%	(1.19%	)	78.30%
	4/1/2002 - 3/31/2003 (4)	7.98	(27.06%)	757	2.40%	4.44%	(1.17%	)	35.58%

Class C:	4/1/2006 - 3/31/2007 (4)	$9.14	(4.31%)	$824	2.31%	3.01%	(1.50%	)	147.66%
	4/1/2005 - 3/31/2006 (4)	10.60	6.32%	1,654	2.40%	3.08%	(1.12%	)	160.96%
	4/1/2004 - 3/31/2005 (4)	9.97	(0.89%)	1,367	2.40%	2.87%	(0.58%	)	38.40%
	4/1/2003 - 3/31/2004 (4)	10.06	26.07%	1,090	2.40%	3.62%	(1.19%	)	78.30%
	4/1/2002 - 3/31/2003 (4)	7.98	(26.99%)	1,467	2.40%	4.44%	(1.17%	)	35.58%

PL International Large-Cap Fund (10)
Class A:	4/1/2006 - 3/31/2007 (4)	$16.64	18.70%	$76,806	1.84%	2.38%	1.77%		47.87%
	4/1/2005 - 3/31/2006 (4)	15.45	22.72%	52,728	2.00%	2.79%	(0.03%	)	63.12%
	4/1/2004 - 3/31/2005 (4)	12.83	12.73%	38,195	2.00%	3.35%	(0.12%	)	55.12%
	4/1/2003 - 3/31/2004 (4)	11.61	41.59%	15,358	2.03%	5.96%	(0.38%	)	150.05%
	4/1/2002 - 3/31/2003 (4)	8.20	(24.11%)	4,505	2.05%	9.08%	(0.40%	)	137.37%

Class B:	4/1/2006 - 3/31/2007 (4)	$16.24	18.12%	$668	2.41%	2.95%	1.20%		47.87%
	4/1/2005 - 3/31/2006 (4)	15.15	22.16%	436	2.50%	3.29%	(0.53%	)	63.12%
	4/1/2004 - 3/31/2005 (4)	12.60	12.18%	391	2.50%	3.85%	(0.62%	)	55.12%
	4/1/2003 - 3/31/2004 (4)	11.46	40.79%	265	2.53%	6.46%	(0.88%	)	150.05%
	4/1/2002 - 3/31/2003 (4)	8.14	(24.52%)	58	2.55%	9.58%	(0.90%	)	137.37%

Class C:	4/1/2006 - 3/31/2007 (4)	$16.29	18.11%	$898	2.41%	2.95%	1.20%		47.87%
	4/1/2005 - 3/31/2006 (4)	15.16	22.12%	897	2.50%	3.29%	(0.53%	)	63.12%
	4/1/2004 - 3/31/2005 (4)	12.62	12.16%	593	2.50%	3.85%	(0.62%	)	55.12%
	4/1/2003 - 3/31/2004 (4)	11.48	40.86%	222	2.53%	6.46%	(0.88%	)	150.05%
	4/1/2002 - 3/31/2003 (4)	8.14	(24.43%)	79	2.55%	9.58%	(0.90%	)	137.37%

See Notes to Financial Statements	See explanation of references and symbols on E-10

PACIFIC LIFE FUNDS**
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities			Distributions

		Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions

PL Small-Cap Growth Fund (11)
Class A:	4/1/2006 - 3/31/2007 (4)	$11.22	($0.08)	$0.11	$0.03	$—	($0.01)	($0.01)
	4/1/2005 - 3/31/2006 (4)	11.78	(0.10)	1.62	1.52	—	(2.08)	(2.08)
	4/1/2004 - 3/31/2005 (4)	11.53	(0.16)	0.69	0.53	—	(0.28)	(0.28)
	4/1/2003 - 3/31/2004 (4)	8.59	(0.15)	3.09	2.94	—	—	—
	4/1/2002 - 3/31/2003 (4)	11.63	(0.16)	(2.88)	(3.04)	—	—	—

Class B:	4/1/2006 - 3/31/2007 (4)	$10.95	($0.14)	$0.11	($0.03)	$—	($0.01)	($0.01)
	4/1/2005 - 3/31/2006 (4)	11.59	(0.16)	1.60	1.44	—	(2.08)	(2.08)
	4/1/2004 - 3/31/2005 (4)	11.41	(0.21)	0.67	0.46	—	(0.28)	(0.28)
	4/1/2003 - 3/31/2004 (4)	8.53	(0.22)	3.10	2.88	—	—	—
	4/1/2002 - 3/31/2003 (4)	11.61	(0.19)	(2.89)	(3.08)	—	—	—

Class C:	4/1/2006 - 3/31/2007 (4)	$10.96	($0.14)	$0.12	($0.02)	$—	($0.01)	($0.01)
	4/1/2005 - 3/31/2006 (4)	11.61	(0.16)	1.59	1.43	—	(2.08)	(2.08)
	4/1/2004 - 3/31/2005 (4)	11.42	(0.21)	0.68	0.47	—	(0.28)	(0.28)
	4/1/2003 - 3/31/2004 (4)	8.55	(0.23)	3.10	2.87	—	—	—
	4/1/2002 - 3/31/2003 (4)	11.61	(0.19)	(2.87)	(3.06)	—	—	—

PL Main Street Core Fund
Class A:	4/1/2006 - 3/31/2007	$10.67	$0.05	$0.92	$0.97	($0.03)	($0.15)	($0.18)
	9/30/2005 - 3/31/2006	10.00	0.01	0.67	0.68	(0.01)	—	(0.01)

PL Emerging Markets Fund
Class A:	4/1/2006 - 3/31/2007	$12.00	$0.06	$1.56	$1.62	($0.05)	($0.56)	($0.61)
	9/30/2005 - 3/31/2006	10.00	0.08	2.00	2.08	(0.08)	— (5)	(0.08)

			Ratios/Supplemental Data

		Net Asset Value, End of Year or Period	Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) to Average Net Assets (3)	Portfolio Turnover Rates

PL Small-Cap Growth Fund (11)
Class A:	4/1/2006 - 3/31/2007 (4)	$11.24	0.28%	$41,378	1.78%	2.24%	(0.74%)	52.87%
	4/1/2005 - 3/31/2006 (4)	11.22	15.01%	24,218	1.95%	2.95%	(0.99%)	132.27%
	4/1/2004 - 3/31/2005 (4)	11.78	4.54%	7,116	1.95%	3.38%	(1.36%)	201.57%
	4/1/2003 - 3/31/2004 (4)	11.53	34.23%	8,469	1.95%	3.55%	(1.61%)	110.77%
	4/1/2002 - 3/31/2003 (4)	8.59	(26.14%)	5,031	1.95%	4.27%	(1.66%)	71.87%

Class B:	4/1/2006 - 3/31/2007 (4)	$10.91	(0.26%)	$442	2.35%	2.81%	(1.31%)	52.87%
	4/1/2005 - 3/31/2006 (4)	10.95	14.49%	425	2.45%	3.45%	(1.49%)	132.27%
	4/1/2004 - 3/31/2005 (4)	11.59	3.97%	283	2.45%	3.88%	(1.86%)	201.57%
	4/1/2003 - 3/31/2004 (4)	11.41	33.61%	267	2.45%	4.05%	(2.11%)	110.77%
	4/1/2002 - 3/31/2003 (4)	8.53	(26.44%)	63	2.45%	4.77%	(2.16%)	71.87%

Class C:	4/1/2006 - 3/31/2007 (4)	$10.93	(0.17%)	$432	2.35%	2.81%	(1.31%)	52.87%
	4/1/2005 - 3/31/2006 (4)	10.96	14.38%	539	2.45%	3.45%	(1.49%)	132.27%
	4/1/2004 - 3/31/2005 (4)	11.61	4.06%	585	2.45%	3.88%	(1.86%)	201.57%
	4/1/2003 - 3/31/2004 (4)	11.42	33.57%	360	2.45%	4.05%	(2.11%)	110.77%
	4/1/2002 - 3/31/2003 (4)	8.55	(26.36%)	115	2.45%	4.77%	(2.16%)	71.87%

PL Main Street Core Fund
Class A:	4/1/2006 - 3/31/2007	$11.46	9.23%	$87,136	1.43%	1.88%	0.54%	107.36%
	9/30/2005 - 3/31/2006	10.67	6.85%	53,930	1.60%	2.00%	0.29%	42.30%

PL Emerging Markets Fund
Class A:	4/1/2006 - 3/31/2007	$13.01	14.49%	$51,376	1.78%	2.81%	0.49%	58.31%
	9/30/2005 - 3/31/2006	12.00	20.94%	33,476	1.95%	5.53%	1.88%	41.88%

See Notes to Financial Statements	See explanation of references and symbols on E-10

PACIFIC LIFE FUNDS**
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities			Distributions

		Net Asset Value, Beginning of Year or Period	Net Investment Income	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions

PL Managed Bond Fund
Class A:	4/1/2006 - 3/31/2007 (4)	$9.98	$0.35	$0.22	$0.57	($0.39)	$—	($0.39)
	4/1/2005 - 3/31/2006 (4)	10.03	0.29	(0.07)	0.22	(0.27)	—	(0.27)
	4/1/2004 - 3/31/2005 (4)	10.45	0.14	(0.09)	0.05	(0.25)	(0.22)	(0.47)
	4/1/2003 - 3/31/2004 (4)	10.16	0.17	0.46	0.63	(0.34)	—	(0.34)
	4/1/2002 - 3/31/2003 (4)	9.85	0.21	1.02	1.23	(0.36)	(0.56)	(0.92)

Class B:	4/1/2006 - 3/31/2007 (4)	$9.96	$0.29	$0.22	$0.51	($0.33)	$—	($0.33)
	4/1/2005 - 3/31/2006 (4)	10.01	0.24	(0.07)	0.17	(0.22)	—	(0.22)
	4/1/2004 - 3/31/2005 (4)	10.44	0.09	(0.10)	(0.01)	(0.20)	(0.22)	(0.42)
	4/1/2003 - 3/31/2004 (4)	10.14	0.12	0.46	0.58	(0.28)	—	(0.28)
	4/1/2002 - 3/31/2003 (4)	9.84	0.15	1.03	1.18	(0.32)	(0.56)	(0.88)

Class C:	4/1/2006 - 3/31/2007 (4)	$9.98	$0.29	$0.22	$0.51	($0.33)	$—	($0.33)
	4/1/2005 - 3/31/2006 (4)	10.02	0.24	(0.06)	0.18	(0.22)	—	(0.22)
	4/1/2004 - 3/31/2005 (4)	10.44	0.09	(0.09)	—	(0.20)	(0.22)	(0.42)
	4/1/2003 - 3/31/2004 (4)	10.14	0.12	0.46	0.58	(0.28)	—	(0.28)
	4/1/2002 - 3/31/2003 (4)	9.84	0.15	1.03	1.18	(0.32)	(0.56)	(0.88)

PL Inflation Managed Fund
Class A:	4/1/2006 - 3/31/2007 (4)	$10.00	$0.26	$0.14	$0.40	($0.27)	$—	($0.27)
	4/1/2005 - 3/31/2006 (4)	10.51	0.33	(0.36)	(0.03)	(0.47)	(0.01)	(0.48)
	4/1/2004 - 3/31/2005 (4)	10.93	0.20	(0.01)	0.19	(0.26)	(0.35)	(0.61)
	4/1/2003 - 3/31/2004 (4)	10.28	0.12	0.96	1.08	(0.20)	(0.23)	(0.43)
	12/31/2002 - 3/31/2003 (4)	10.00	0.06	0.27	0.33	(0.05)	—	(0.05)

Class B:	4/1/2006 - 3/31/2007 (4)	$9.93	$0.20	$0.14	$0.34	($0.21)	$—	($0.21)
	4/1/2005 - 3/31/2006 (4)	10.45	0.28	(0.36)	(0.08)	(0.43)	(0.01)	(0.44)
	4/1/2004 - 3/31/2005 (4)	10.89	0.15	(0.02)	0.13	(0.22)	(0.35)	(0.57)
	4/1/2003 - 3/31/2004 (4)	10.27	0.07	0.95	1.02	(0.17)	(0.23)	(0.40)
	12/31/2002 - 3/31/2003 (4)	10.00	0.04	0.28	0.32	(0.05)	—	(0.05)

Class C:	4/1/2006 - 3/31/2007 (4)	$9.93	$0.20	$0.15	$0.35	($0.21)	$—	($0.21)
	4/1/2005 - 3/31/2006 (4)	10.45	0.28	(0.37)	(0.09)	(0.42)	(0.01)	(0.43)
	4/1/2004 - 3/31/2005 (4)	10.89	0.15	(0.01)	0.14	(0.23)	(0.35)	(0.58)
	4/1/2003 - 3/31/2004 (4)	10.27	0.07	0.95	1.02	(0.17)	(0.23)	(0.40)
	12/31/2002 - 3/31/2003 (4)	10.00	0.04	0.28	0.32	(0.05)	—	(0.05)

			Ratios/Supplemental Data

		Net Asset Value, End of Year or Period	Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income to Average Net Assets (3)	Portfolio Turnover Rates

PL Managed Bond Fund
Class A:	4/1/2006 - 3/31/2007 (4)	$10.16	5.90%	$101,940	1.39%	1.82%	3.49%	477.64%
	4/1/2005 - 3/31/2006 (4)	9.98	2.19%	68,825	1.55%	2.00%	2.84%	534.38%
	4/1/2004 - 3/31/2005 (4)	10.03	0.56%	42,546	1.55%	2.22%	1.37%	323.24%
	4/1/2003 - 3/31/2004 (4)	10.45	6.28%	19,802	1.55%	2.86%	1.65%	459.70%
	4/1/2002 - 3/31/2003 (4)	10.16	12.80%	18,236	1.55%	2.82%	2.02%	445.26%

Class B:	4/1/2006 - 3/31/2007 (4)	$10.14	5.31%	$915	1.96%	2.39%	2.92%	477.64%
	4/1/2005 - 3/31/2006 (4)	9.96	1.67%	1,049	2.05%	2.50%	2.34%	534.38%
	4/1/2004 - 3/31/2005 (4)	10.01	(0.05%)	1,135	2.05%	2.72%	0.87%	323.24%
	4/1/2003 - 3/31/2004 (4)	10.44	5.86%	972	2.05%	3.36%	1.15%	459.70%
	4/1/2002 - 3/31/2003 (4)	10.14	12.27%	1,986	2.05%	3.32%	1.52%	445.26%

Class C:	4/1/2006 - 3/31/2007 (4)	$10.16	5.23%	$2,642	1.96%	2.39%	2.92%	477.64%
	4/1/2005 - 3/31/2006 (4)	9.98	1.75%	2,082	2.05%	2.50%	2.34%	534.38%
	4/1/2004 - 3/31/2005 (4)	10.02	0.04%	2,353	2.05%	2.72%	0.87%	323.24%
	4/1/2003 - 3/31/2004 (4)	10.44	5.86%	2,315	2.05%	3.36%	1.15%	459.70%
	4/1/2002 - 3/31/2003 (4)	10.14	12.28%	4,573	2.05%	3.32%	1.52%	445.26%

PL Inflation Managed Fund
Class A:	4/1/2006 - 3/31/2007 (4)	$10.13	4.15%	$82,340	1.39%	1.78%	2.60%	356.40%
	4/1/2005 - 3/31/2006 (4)	10.00	(0.44%)	66,103	1.55%	1.89%	3.21%	188.82%
	4/1/2004 - 3/31/2005 (4)	10.51	1.99%	36,465	1.55%	2.04%	1.96%	284.19%
	4/1/2003 - 3/31/2004 (4)	10.93	10.75%	16,263	1.55%	2.73%	1.13%	507.96%
	12/31/2002 - 3/31/2003 (4)	10.28	3.30%	6,290	1.55%	4.00%	2.19%	199.92%

Class B:	4/1/2006 - 3/31/2007 (4)	$10.06	3.57%	$900	1.96%	2.35%	2.03%	356.40%
	4/1/2005 - 3/31/2006 (4)	9.93	(0.91%)	1,402	2.05%	2.39%	2.71%	188.82%
	4/1/2004 - 3/31/2005 (4)	10.45	1.43%	1,199	2.05%	2.54%	1.46%	284.19%
	4/1/2003 - 3/31/2004 (4)	10.89	10.20%	697	2.05%	3.23%	0.63%	507.96%
	12/31/2002 - 3/31/2003 (4)	10.27	3.16%	161	2.05%	4.50%	1.69%	199.92%

Class C:	4/1/2006 - 3/31/2007 (4)	$10.07	3.56%	$2,739	1.96%	2.35%	2.03%	356.40%
	4/1/2005 - 3/31/2006 (4)	9.93	(0.95%)	4,142	2.05%	2.39%	2.71%	188.82%
	4/1/2004 - 3/31/2005 (4)	10.45	1.44%	5,682	2.05%	2.54%	1.46%	284.19%
	4/1/2003 - 3/31/2004 (4)	10.89	10.27%	4,065	2.05%	3.23%	0.63%	507.96%
	12/31/2002 - 3/31/2003 (4)	10.27	3.11%	480	2.05%	4.50%	1.69%	199.92%

See Notes to Financial Statements	See explanation of references and symbols on E-10

E-8

PACIFIC LIFE FUNDS**
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities			Distributions

		Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions

PL Comstock Fund (12)
Class A:	4/1/2006 - 3/31/2007 (4)	$12.92	$0.12	$1.55	$1.67	($0.11)	($0.37)	($0.48)
	4/1/2005 - 3/31/2006 (4)	12.58	0.10	0.83	0.93	(0.06)	(0.53)	(0.59)
	4/1/2004 - 3/31/2005 (4)	11.37	0.07	1.19	1.26	(0.05)	—	(0.05)
	4/1/2003 - 3/31/2004 (4)	8.16	0.02	3.19	3.21	—	—	—
	4/1/2002 - 3/31/2003	11.45	(0.11)	(3.12)	(3.23)	—	(0.06)	(0.06)

Class B:	4/1/2006 - 3/31/2007 (4)	$12.75	$0.05	$1.51	$1.56	($0.05)	($0.37)	($0.42)
	4/1/2005 - 3/31/2006 (4)	12.42	0.04	0.82	0.86	—	(0.53)	(0.53)
	4/1/2004 - 3/31/2005 (4)	11.24	0.01	1.17	1.18	—	—	—
	4/1/2003 - 3/31/2004 (4)	8.10	(0.03)	3.17	3.14	—	—	—
	4/1/2002 - 3/31/2003	11.43	(0.11)	(3.16)	(3.27)	—	(0.06)	(0.06)

Class C:	4/1/2006 - 3/31/2007 (4)	$12.72	$0.05	$1.52	$1.57	($0.06)	($0.37)	($0.43)
	4/1/2005 - 3/31/2006 (4)	12.41	0.04	0.81	0.85	(0.01)	(0.53)	(0.54)
	4/1/2004 - 3/31/2005 (4)	11.24	0.01	1.17	1.18	(0.01)	—	(0.01)
	4/1/2003 - 3/31/2004 (4)	8.11	(0.03)	3.16	3.13	—	—	—
	4/1/2002 - 3/31/2003	11.43	(0.11)	(3.15)	(3.26)	—	(0.06)	(0.06)

PL Mid-Cap Growth Fund (13)
Class A:	4/1/2006 - 3/31/2007 (4)	$11.67	($0.07)	$0.31	$0.24	$—	($0.98)	($0.98)
	4/1/2005 - 3/31/2006 (4)	8.93	(0.11)	2.85	2.74	—	—	—
	4/1/2004 - 3/31/2005 (4)	8.01	(0.12)	1.04	0.92	—	—	—
	4/1/2003 - 3/31/2004 (4)	5.92	(0.10)	2.19	2.09	—	—	—
	4/1/2002 - 3/31/2003	11.18	(0.09)	(4.33)	(4.42)	—	(0.84)	(0.84)

Class B:	4/1/2006 - 3/31/2007 (4)	$11.45	($0.13)	$0.30	$0.17	$—	($0.98)	($0.98)
	4/1/2005 - 3/31/2006 (4)	8.80	(0.15)	2.80	2.65	—	—	—
	4/1/2004 - 3/31/2005 (4)	7.93	(0.15)	1.02	0.87	—	—	—
	4/1/2003 - 3/31/2004 (4)	5.88	(0.14)	2.19	2.05	—	—	—
	4/1/2002 - 3/31/2003	11.17	(0.08)	(4.37)	(4.45)	—	(0.84)	(0.84)

Class C:	4/1/2006 - 3/31/2007 (4)	$11.42	($0.13)	$0.31	$0.18	$—	($0.98)	($0.98)
	4/1/2005 - 3/31/2006 (4)	8.79	(0.15)	2.78	2.63	—	—	—
	4/1/2004 - 3/31/2005 (4)	7.92	(0.16)	1.03	0.87	—	—	—
	4/1/2003 - 3/31/2004 (4)	5.88	(0.14)	2.18	2.04	—	—	—
	4/1/2002 - 3/31/2003	11.16	(0.09)	(4.35)	(4.44)	—	(0.84)	(0.84)

			Ratios/Supplemental Data

		Net Asset Value, End of Year or Period	Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) to Average Net Assets (3)	Portfolio Turnover Rates

PL Comstock Fund (12)
Class A:	4/1/2006 - 3/31/2007 (4)	$14.11	13.21%	$83,788	1.74%	2.11%	0.92%	40.11%
	4/1/2005 - 3/31/2006 (4)	12.92	7.62%	62,447	1.90%	2.25%	0.79%	22.40%
	4/1/2004 - 3/31/2005 (4)	12.58	11.08%	23,017	1.90%	2.70%	0.55%	34.41%
	4/1/2003 - 3/31/2004 (4)	11.37	39.34%	11,945	1.90%	3.59%	0.24%	105.34%
	4/1/2002 - 3/31/2003	8.16	(28.26%)	5,331	1.90%	3.87%	(1.04%)	37.78%

Class B:	4/1/2006 - 3/31/2007 (4)	$13.89	12.49%	$686	2.31%	2.68%	0.35%	40.11%
	4/1/2005 - 3/31/2006 (4)	12.75	7.14%	532	2.40%	2.75%	0.29%	22.40%
	4/1/2004 - 3/31/2005 (4)	12.42	10.50%	388	2.40%	3.20%	0.05%	34.41%
	4/1/2003 - 3/31/2004 (4)	11.24	38.77%	453	2.40%	4.09%	(0.26%)	105.34%
	4/1/2002 - 3/31/2003	8.10	(28.66%)	201	2.40%	4.37%	(1.54%)	37.78%

Class C:	4/1/2006 - 3/31/2007 (4)	$13.86	12.58%	$1,195	2.31%	2.68%	0.35%	40.11%
	4/1/2005 - 3/31/2006 (4)	12.72	7.05%	938	2.40%	2.75%	0.29%	22.40%
	4/1/2004 - 3/31/2005 (4)	12.41	10.50%	872	2.40%	3.20%	0.05%	34.41%
	4/1/2003 - 3/31/2004 (4)	11.24	38.60%	226	2.40%	4.09%	(0.26%)	105.34%
	4/1/2002 - 3/31/2003	8.11	(28.57%)	74	2.40%	4.37%	(1.54%)	37.78%

PL Mid-Cap Growth Fund (13)
Class A:	4/1/2006 - 3/31/2007 (4)	$10.93	2.64%	$63,462	1.68%	2.08%	(0.64%)	60.08%
	4/1/2005 - 3/31/2006 (4)	11.67	30.68%	39,980	1.85%	2.29%	(1.04%)	107.64%
	4/1/2004 - 3/31/2005 (4)	8.93	11.49%	36,882	1.85%	2.43%	(1.37%)	82.70%
	4/1/2003 - 3/31/2004 (4)	8.01	35.30%	18,388	1.85%	3.29%	(1.42%)	326.09%
	4/1/2002 - 3/31/2003	5.92	(40.51%)	6,191	1.85%	4.31%	(1.39%)	158.16%

Class B:	4/1/2006 - 3/31/2007 (4)	$10.64	2.03%	$1,075	2.25%	2.65%	(1.22%)	60.08%
	4/1/2005 - 3/31/2006 (4)	11.45	30.11%	948	2.35%	2.79%	(1.54%)	107.64%
	4/1/2004 - 3/31/2005 (4)	8.80	10.97%	667	2.35%	2.93%	(1.87%)	82.70%
	4/1/2003 - 3/31/2004 (4)	7.93	34.86%	504	2.35%	3.79%	(1.92%)	326.09%
	4/1/2002 - 3/31/2003	5.88	(40.84%)	586	2.35%	4.81%	(1.89%)	158.16%

Class C:	4/1/2006 - 3/31/2007 (4)	$10.62	2.13%	$1,431	2.25%	2.65%	(1.22%)	60.08%
	4/1/2005 - 3/31/2006 (4)	11.42	29.92%	2,460	2.35%	2.79%	(1.54%)	107.64%
	4/1/2004 - 3/31/2005 (4)	8.79	10.99%	1,436	2.35%	2.93%	(1.87%)	82.70%
	4/1/2003 - 3/31/2004 (4)	7.92	34.69%	958	2.35%	3.79%	(1.92%)	326.09%
	4/1/2002 - 3/31/2003	5.88	(40.78%)	1,141	2.35%	4.81%	(1.89%)	158.16%

See Notes to Financial Statements	See explanation of references and symbols on E-10

PACIFIC LIFE FUNDS**
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities			Distributions

		Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Year or Period

PL Real Estate Fund
Class A:	4/1/2006 - 3/31/2007 (4)	$12.89	$0.04	$3.01	$3.05	($0.05)	($0.95)	($1.00)	$14.94
	4/1/2005 - 3/31/2006 (4)	9.39	0.05	3.70	3.75	(0.17)	(0.08)	(0.25)	12.89
	12/31/2004 - 3/31/2005 (4)	10.00	0.05	(0.64)	(0.59)	(0.02)	—	(0.02)	9.39

Class B:	4/1/2006 - 3/31/2007 (4)	$12.85	($0.04)	$3.00	$2.96	($0.02)	($0.95)	($0.97)	$14.84
	4/1/2005 - 3/31/2006 (4)	9.39	(0.01)	3.70	3.69	(0.15)	(0.08)	(0.23)	12.85
	12/31/2004 - 3/31/2005 (4)	10.00	0.04	(0.64)	(0.60)	(0.01)	—	(0.01)	9.39

Class C:	4/1/2006 - 3/31/2007 (4)	$12.85	($0.04)	$2.98	$2.94	($0.03)	($0.95)	($0.98)	$14.81
	4/1/2005 - 3/31/2006 (4)	9.38	(0.01)	3.70	3.69	(0.14)	(0.08)	(0.22)	12.85
	12/31/2004 - 3/31/2005 (4)	10.00	0.03	(0.64)	(0.61)	(0.01)	—	(0.01)	9.38

			Ratios/Supplemental Data

		Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) to Average Net Assets (3)	Portfolio Turnover Rates

PL Real Estate Fund
Class A:	4/1/2006 - 3/31/2007 (4)	24.19%	$31,504	1.89%	2.42%	0.27%	36.83%
	4/1/2005 - 3/31/2006 (4)	40.43%	25,552	2.05%	2.76%	0.41%	9.81%
	12/31/2004 - 3/31/2005 (4)	(5.95%)	13,853	2.05%	3.57%	2.01%	0.79%

Class B:	4/1/2006 - 3/31/2007 (4)	23.53%	$177	2.46%	2.99%	(0.30%)	36.83%
	4/1/2005 - 3/31/2006 (4)	39.65%	97	2.55%	3.26%	(0.09%)	9.81%
	12/31/2004 - 3/31/2005 (4)	(6.05%)	17	2.55%	4.07%	1.51%	0.79%

Class C:	4/1/2006 - 3/31/2007 (4)	23.42%	$333	2.46%	2.99%	(0.30%)	36.83%
	4/1/2005 - 3/31/2006 (4)	39.74%	114	2.55%	3.26%	(0.09%)	9.81%
	12/31/2004 - 3/31/2005 (4)	(6.06%)	32	2.55%	4.07%	1.51%	0.79%

**	See Note 1 to Financial Statements regarding name changes which occurred during the year ended March 31, 2007.

(1)

The total returns include reinvestment of all dividends and capital gain distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.

(2)

The ratios of net expenses after expense reductions to average daily net assets are after adviser expense reimbursements, if any, as discussed in Note 5 to the Financial Statements. Additionally, non 12b-1 servicing fees for Class A shares were reduced by 0.25% as discussed in Note 3 to the Financial Statements. The expense ratios for all the PL Portfolio Optimization Funds do not include expenses of the underlying funds (see Note 1 to Financial Statements) in which the PL Portfolio Optimization Funds invest.

(3)	The ratios are annualized for periods of less than one full year.

(4)	Per share investment income has been calculated using the average shares method.

(5)	Amount represents less than $0.005 per share or less than 0.005%.

(6)	Class B and C shares of the PL Money Market Fund were converted to Class A shares on June 29, 2005.

(7)

The expense cap for the PL Money Market Class A was 0.05% for the period July 1, 2002 to June 30, 2005. From July 1, 2005 to August 31, 2006 the expense cap was 0.45%. Subsequent to August 31, 2006 the expense cap was 0.30%.

(8)	Prior to May 1, 2006, the PL International Value Fund was named PF Lazard International Value Fund.

(9)	Prior to January 1, 2006, the PL Large-Cap Growth Fund was named the PF AIM Blue Chip Fund.

(10)	Prior to January 1, 2004, the PL International Large-Cap Fund was named the PF MFS Global Growth Fund.

(11)	Prior to October 1, 2005, the PL Small Cap Growth Fund was named the PF AIM Aggressive Growth Fund.

(12)	Prior to May 1, 2003, the PL Comstock Fund was named the PF Janus Strategic Value Fund.

(13)	Prior to May 1, 2003, the PL Mid-Cap Growth Fund was named the PF MFS Mid-Cap Growth Fund.

See Notes to Financial Statements

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

          Pacific Life Funds (formerly Pacific Funds) is a Delaware statutory trust, which was formed on May 21, 2001, and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company, and as of March 31, 2007, was comprised of twenty-one separate funds (each individually, a “Fund”, and collectively, the “Funds”):

Current Name	Former Name

PL Portfolio Optimization Conservative	PF Portfolio Optimization Model A

PL Portfolio Optimization Moderate-Conservative	PF Portfolio Optimization Model B

PL Portfolio Optimization Moderate	PF Portfolio Optimization Model C

PL Portfolio Optimization Moderate-Aggressive	PF Portfolio Optimization Model D

PL Portfolio Optimization Aggressive	PF Portfolio Optimization Model E

PL Money Market Fund	PF Pacific Life Money Market Fund

PL International Value Fund	PF AllianceBernstein International Value Fund, prior to May 1, 2006, the Fund was named PF Lazard International Value Fund

PL Large-Cap Value Fund	PF Salomon Brothers Large-Cap Value Fund

PL Short Duration Bond Fund	PF Goldman Sachs Short Duration Bond Fund

PL Growth LT Fund	PF Janus Growth LT Fund

PL Mid-Cap Value Fund	PF Lazard Mid-Cap Value Fund

PL Large-Cap Growth Fund	PF Loomis Sayles Large-Cap Growth Fund

PL International Large-Cap Fund	PF MFS International Large-Cap Fund

PL Small-Cap Growth Fund	PF NB Fasciano Small Equity Fund

PL Main Street® Core Fund (1)	PF Oppenheimer Main Street Core Fund

PL Emerging Markets Fund	PF Oppenheimer Emerging Markets Fund

PL Managed Bond Fund	PF PIMCO Managed Bond Fund

PL Inflation Managed Fund	PF PIMCO Inflation Managed Fund

PL Comstock Fund	PF Van Kampen Comstock Fund

PL Mid-Cap Growth Fund	PF Van Kampen Mid-Cap Growth Fund

PL Real Estate Fund	PF Van Kampen Real Estate Fund

(1)	Main Street is a registered trademark of OppenheimerFunds, Inc.

          Each Fund, with the exception of PL Money Market, PL Main Street Core, and PL Emerging Markets Funds, has at least three separate classes of shares: Class A, B, and C. PL Money Market, PL Main Street Core, and PL Emerging Markets Funds offer Class A shares only. PL Portfolio Optimization Conservative, PL Portfolio Optimization Moderate-Conservative, PL Portfolio Optimization Moderate, PL Portfolio Optimization Moderate-Aggressive and PL Portfolio Optimization Aggressive, (collectively, “Portfolio Optimization Funds”) also offer Class R shares. Presently, only the Portfolio Optimization Funds can invest in PL Main Street Core Fund and PL Emerging Markets Fund. Each class is distinguished by its level of distribution and/or service fees and in general: (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class B shares are subject to a maximum 5.00% contingent deferred sales charge (“CDSC”); (iii) Class C shares are subject to a maximum 1.00% CDSC; and (iv) Class R shares are sold at net asset value (“NAV”) without an initial sales charge. The sales charge for Class A shares is reduced for purchases of $50,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $1 million or more, although there is a CDSC of 1% on redemptions of such Class A shares within one year of purchase. Class A shares of PL Money Market Fund are sold without an initial sales charge.

          The Portfolio Optimization Funds invest all of their assets in Class A shares of other funds of Pacific Life Funds (collectively, the “Underlying Funds”) without payment of a front-end sales charge. No CDSC is charged to the Portfolio Optimization Funds upon the sales of shares of the Underlying Funds. An asset allocation process is used to determine each of the Portfolio Optimization Funds’ investment mixes. The Portfolio Optimization Funds use a monthly allocation percentage (“MAP”) method, which considers the value of the Underlying Funds and a sales forecast for the upcoming month, to invest purchase proceeds and meet redemption needs. This method is intended to help maintain target allocations, although there is no guarantee that the Portfolio Optimization Funds will maintain their target allocations using this method. Actual holdings of the Portfolio Optimization Funds could vary from their target allocations due to actual cash flows and changes to the Underlying Funds’ asset values as a result of market movements and portfolio management decisions. The asset allocation strategy of each Portfolio Optimization Fund is periodically evaluated and the target allocations may be updated at that time. When target allocations are updated, a process known as reallocation is used. The reallocation process may be accomplished by using rebalancing to move the assets among the Underlying Funds, or by using MAP methodology, or by using a combination of the two. Reallocation may cause the Portfolio Optimization Funds to temporarily deviate from their target allocations. The Funds offered by Pacific Life Funds may change and Underlying Funds may be added to or deleted from a Portfolio Optimization Fund. The asset class allocations, Underlying Funds (including any funds organized in the future), or target allocations with respect to each Underlying Fund may be changed without prior approval from shareholders as determined necessary to pursue stated investment goals. The target allocation percentages as well as other information on the Portfolio Optimization Funds is described in the prospectuses.

2. SIGNIFICANT ACCOUNTING POLICIES

          The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of the financial statements.

          A. Fund Valuation

          The NAV per share for each Fund is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including when foreign markets are closed. For purposes of calculating the NAV, the Funds use pricing data as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern time, although it occasionally closes earlier.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

          Equity securities are generally valued at the last reported sale price for securities traded on a principal exchange (U.S. or foreign). Securities, including option contracts, traded on over-the-counter markets and listed securities for which no sales are reported, are generally valued at the mean between the most recent bid and asked prices obtained from a quotation and valuation reporting system, from established market makers, or from broker-dealers. Fixed income securities are generally valued at the mean between the bid and asked prices obtained from pricing sources (including pricing services and quotation reporting systems), market makers, or broker-dealers. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Funds’ Board of Trustees (the “Board”). If bid and ask prices are not available, securities may be valued at bid prices or evaluated prices. Money market instruments and short-term securities maturing within sixty days are valued at amortized cost, which approximates market value. The NAV of the Portfolio Optimization Funds is calculated based on the NAVs calculated for each of the Underlying Funds.

          Securities for which market quotations are not readily available or are deemed to be unreliable or inaccurate are valued at their fair value as determined in good faith pursuant to procedures established by the Board. Fair values may not be indicative of the price that a Fund could obtain for a security if it were to dispose of the security as of the close of the NYSE.

          In determining the fair value of securities, the Funds may consider available information, including information that becomes known after the time of close of the NYSE, and the values that are determined will be deemed to be the price as of the time of the close of the NYSE.

          If events occur between the time of the determination of the closing price of a foreign security on an exchange or over-the-counter market and the time that the Fund’s NAV is determined, or if, under the Funds’ procedures, the closing price of a foreign security is not deemed to be reliable, and there could be a material effect on a Fund’s NAV, the security would be valued at fair value as determined in accordance with procedures and methodologies approved by the Board.

          The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine fair values for certain foreign securities. These fair values may not be indicative of the price that a Fund could obtain for a foreign security if it were to dispose of the security as of the close of the NYSE.

          B. Securities Transactions and Investment Income

          Securities transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income is recorded on an accrual basis. Interest income includes coupon interest and amortization of premium and discount on debt securities. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short-term securities and the PL Money Market Fund, which record discounts and premiums on a straight-line basis. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. Realized gains and losses from securities transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage- and asset-backed securities are recorded as interest income in the Statements of Operations.

          Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to distribution and/or service fees (see Note 3). Income, other non-class specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative daily net assets.

          C. Distributions to Shareholders

          The Funds currently declare and pay dividends on net investment income at least annually, except for the PL Money Market, PL Short Duration Bond, PL Managed Bond, PL Inflation Managed, and PL Real Estate Funds. Dividends are generally: 1) declared daily and paid monthly for the PL Money Market Fund; 2) declared and paid monthly for the PL Short Duration Bond, PL Managed Bond, and PL Inflation Managed Funds; and 3) declared and paid quarterly for the PL Real Estate Fund. Dividends may be declared less frequently if advantageous to the specific Fund. All realized capital gains are distributed at least annually for all Funds.

          Dividends on net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for futures and options, foreign currency transactions, passive foreign investment companies, post-October losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of paid-in capital. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

          D. Foreign Currency Translation

          Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the end of the reporting period. Purchases and sales of securities, interest income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

          The Funds do not separately report on the Statements of Operations the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included in net realized gain or loss and change in unrealized appreciation or depreciation from investments.

          Net realized foreign exchange gains and losses arise from sales of a Fund’s securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation and depreciation arise from changes in the value of assets and liabilities, including investments in securities at the period-end, resulting from changes in the exchange rate.

          E. Expense Allocation

          General expenses of the Funds (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Fund.

          F. Offering Costs

          The Funds bear all costs associated with offering expenses including legal, printing and internal services support. All such costs are amortized to expense of the new Funds on a straight-line basis over twelve months from commencement of operations.

          G. Futures Contracts

          Certain Funds may use futures contracts to manage their exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading until the contracts are closed. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

          H. Options Contracts

          Certain Funds may write or purchase call and put options on futures, swaps, securities, or currencies. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund’s Statement of Assets and Liability as a liability or an investment and subsequently adjusted to the current market value, based on the option’s quoted daily settlement price, of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a futures date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying futures, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the futures, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid.

          I. Forward Foreign Currency Contracts

          Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for the purpose of hedging against foreign exchange risk arising from a Fund’s investment in foreign securities. These contracts are “marked-to-market” daily at the applicable translation rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies.

          J. Swaps

          Certain Funds may enter into interest rate, total return, credit default, and other swap agreements in order to obtain a desired return at a lower cost than if a Fund had invested directly in the asset that yielded the desired return and to manage its exposure to interest and credit risk. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. In

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements.

          Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest. For example, an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

          Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

          Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party (typically corporate issues or sovereign issues of an emerging country) on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

          Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the portfolios are included as part of realized gain (loss) in the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligations to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

          K. Inflation-Indexed Bonds

          Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income in the Statements of Operations.

          L. Stripped Mortgage-Backed Securities

          Certain Funds may invest in stripped mortgage-backed securities (“SMBS”). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. IOs are subject to accelerated principal paydowns as a result of prepayment or refinancing of underlying pool of mortgage instruments. As a result, interest income on IOs may be reduced considerably. The market value of POs is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of POs increase, the yield on POs increases. Payments received for IOs are included in interest income in the Statements of Operations. Due to principal not being received at the maturity of an IO, adjustments are made to book value of the security on each coupon date until maturity. These adjustments are included in interest income in the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income in the Statements of Operations.

          M. Equity-Linked Structured Notes

          Certain Funds may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

          N. Government Sponsored Enterprise Securities

          Certain Funds may invest in securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and similar U.S. Government sponsored entities such as Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

(“FHLB’s”). Freddie Mac, Fannie Mae, and the FHLB’s, although chartered and sponsored by Congress, are not funded by Congressional appropriations. The debt and mortgage-backed securities issued by these entities are neither guaranteed nor insured by the U.S. Government.

          O. When-Issued Securities and Delayed-Delivery Transactions

          Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or delayed-delivery basis are identified as such in each applicable Fund’s Schedule of Investments. When when-issued securities and delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a when-issued or delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

          P. Short Sales

          Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

          Q. Inverse Floater Structures

          Certain Funds invest in residual certificates issued by tender option bond trusts (“TOB’s”). A TOB is established by a third party sponsor forming a special purpose entity, into which a Fund, or an agent on behalf of a Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate trust certificates (“floating rate certificates”), which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to a Fund which made the transfer. The transfer of the municipal securities to a TOB is accounted for as secured borrowings. Therefore, the municipal securities deposited into a TOB are presented in the Funds’ Schedules of Investments and the proceeds from the transaction are reported as floating rate certificates payable of the Funds. Interest income from the underlying security is recorded by the Funds on an accrual basis. Interest expense incurred on the floating rate certificates and other expenses related to remarketing, administration and trustee services to a TOB is reported as an expense of the Funds. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender the floating rate certificates to the TOB for redemption at par at each reset date. The TOB Residuals’ interests held by the Funds include the right of the Funds to (1) cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) transfer a corresponding share of the municipal securities from the TOB to the Funds.

          Financial transactions executed through TOB’s generally will under perform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investments in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s net asset value per share.

          R. Repurchase Agreements

          Certain Funds may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a Fund are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s Investors Service, Inc. (“Moody’s”) or AAA, AA or A by Standard & Poor’s Corporation (“Standard & Poor’s”)) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by Pacific Life Funds or the applicable portfolio manager. Such collateral is in the possession of the Funds’ custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

          S. New Accounting Pronouncements

          In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006; with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

          The Securities and Exchange Commission (“SEC”) has announced it will permit delay in implementation of FIN 48 by investment companies until, in the case of the Funds, September 30, 2007. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds’ net assets, results of operations and financial statement disclosure.

          In addition, in September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurements, which defines fair value, established a framework for measuring fair value in U.S. GAAP, and expands disclosures about fair value measurements. SFAS 157 emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. SFAS 157 will be effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the potential impact, if any, the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

          T. General Investment Risk

          The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

          Fixed income securities are affected primarily by the financial condition of the companies that have issued them, and by changes in interest rates.

          There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile. Each Fund, other than the PL Money Market Fund, may invest up to 15% of its net assets in illiquid securities. The PL Money Market Fund may invest up to 10% of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. The market value of illiquid securities held by each Fund as of March 31, 2007 was less than 15% (10% for the PL Money Market Fund) of its net assets.

          Asset allocation does not guarantee future results. Investment in an individual fund or funds in a single asset class may outperform or underperform an asset allocation fund.

          For additional risks, refer to discussions on specific types of investments in Notes 2G through 2R above.

3. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, AND DISTRIBUTION AGREEMENTS

          Pursuant to an Investment Advisory Agreement, Pacific Life Insurance Company (“Pacific Life”) served as investment adviser to the Funds (the “Adviser”) (see Note 13), and during the period earned advisory fees at the following rates, based on an annual percentage of the average daily net assets of each Fund. The fees were accrued daily by the Funds:

PL Money Market	See (1)	PL Small-Cap Growth	1.00%

PL International Value	0.85%	PL Main Street Core	0.65%

PL Large-Cap Value	0.85%	PL Emerging Markets	1.00%

PL Short Duration Bond	0.60%	PL Managed Bond	0.60%

PL Growth LT	0.75%	PL Inflation Managed	0.60%

PL Mid-Cap Value	0.85%	PL Comstock	0.95%

PL Large-Cap Growth	0.95%	PL Mid-Cap Growth	0.90%

PL International Large-Cap	1.05%	PL Real Estate	1.10%

(1)	An annual rate of 0.40% of the first $250 million of the average daily net assets, 0.35% of the next $250 million, and 0.30% in excess of $500 million.

          Pacific Life received no fees for the investment advisory services under the Investment Advisory Agreement with respect to the Portfolio Optimization Funds. The Portfolio Optimization Funds did indirectly bear the advisory fees paid by the Underlying Funds in which they invested.

          Pursuant to Fund Management Agreements, Pacific Life Funds and the Adviser engaged other portfolio managers, under the Adviser’s supervision, to manage fifteen of the twenty-one Funds. As of March 31, 2007, the following firms served as sub-advisers for their respective Funds: AllianceBernstein L.P. for the PL International Value Fund; ClearBridge Advisors, LLC for the PL Large-Cap Value Fund; Goldman Sachs Asset Management, L.P. for the PL Short Duration Bond Fund; Janus Capital Management LLC for the PL Growth LT Fund; Lazard Asset Management LLC for the PL Mid-Cap Value Fund; Loomis, Sayles & Company, L.P. for the PL Large-Cap Growth Fund; MFS Investment Management for the PL International Large-Cap Fund; Neuberger Berman Management Inc. for the PL Small-Cap Growth Fund; OppenheimerFunds, Inc. for the PL Main Street Core and PL Emerging Markets Funds; Pacific Investment Management Company LLC for the PL Managed Bond and PL Inflation Managed Funds; and Van Kampen for the PL Comstock, PL Mid-Cap Growth and PL Real Estate Funds. The Adviser paid the related management fees to these other managers, as compensation for advisory services provided to the Funds.

          Pursuant to an Administration and Shareholder Services Agreement (the “Agreement”), Pacific Life served as Administrator (the “Administrator”) to the Funds. Under the Agreement, the Funds compensated the Administrator at an annual rate of 0.35% of average daily net assets for procuring or providing administrative, transfer agency, and shareholder services. In addition, the Adviser provides support services to the Funds that are outside the scope of the Adviser’s responsibilities under the Agreement. Under the support services agreement, the Funds

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

compensated the Administrator for its expenses in providing support services to the Funds in connection with various matters, including: expense of registering and qualifying the Funds on state and Federal levels; providing legal, compliance, accounting, tax and chief compliance officer services; maintaining the Funds’ legal existence; and shareholders’ meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Funds reimbursed Pacific Life for these support services on an approximate cost basis.

          Pacific Select Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of Pacific Life, serves as distributor of the Funds’ shares. The Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisings, and other marketing efforts by the Distributor in connection with the distribution or sale of the Funds’ shares and makes distribution and servicing payments to selling groups in connection with the sale of the Funds’ shares and subsequent servicing needs of shareholders provided by selling groups. Effective January 1, 2007, the Distributor received distribution and servicing fees pursuant to class-specific distribution and service plans, each adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (together the “12b-1 Plans”) for Class B, C and R shares. The Distributor also received service fees pursuant to a non 12b-1 Service Plan (the “Plan”) adopted by Class A shares. Under the 12b-1 Plans, each Fund paid to the Distributor both distribution and servicing fees at an annual rate expressed as a percentage of average daily net assets. The distribution fee was 0.75% for Class B and C shares and 0.25% for R shares. The servicing fee was 0.25% for Class A, B, C, and R shares. Pursuant to the Plan, Class A shares did not pay a distribution fee. For the Portfolio Optimization Funds, each class of shares invests in Class A shares of the Underlying Funds, which were charged an annual servicing fee of 0.25% of average daily net assets without payment of a front-end sales charge. To avoid duplication of fees, the servicing fee for each class of the Portfolio Optimization Funds was waived up to 0.25% (in the aggregate); the amount of the aggregate waiver was dependent on the amount of actual distribution and/or servicing fees incurred by the Underlying Funds within a particular Portfolio Optimization Fund. The fees were accrued daily.

          Prior to January 1, 2007, the Distributor received distribution and servicing fees pursuant to class-specific distribution and service plans, each adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (together the “Plans”). Under the Plans, each Fund, except the PL Money Market Fund, paid to the Distributor both distribution and servicing fees at an annual rate expressed as a percentage of average daily net assets. The distribution fee was 0.25% for Class A and R shares and 0.75% for Class B and C shares. The servicing fee was 0.25% for Class A, B, C, and R shares. Under a separate non 12b-1 service plan, the PL Money Market Fund paid to the Distributor a servicing fee at an annual rate of 0.25% of average daily net assets. The PL Money Market Fund did not pay a distribution fee. For the Portfolio Optimization Funds, each class of shares invested in Class A shares of the Underlying Funds, which were charged an annual distribution and servicing fee of 0.50% (for PL Money Market Fund 0.25% servicing fee only) of average daily net assets without payment of a front-end sales charge. To avoid duplication of fees, the distribution and servicing fee for each class of the Portfolio Optimization Funds was waived up to 0.50% (in the aggregate); the amount of the aggregate waiver was dependent on the amount of actual distribution and/or servicing fees incurred by the Underlying Funds within a particular Portfolio Optimization Fund. The fees were accrued daily.

          For the year ended March 31, 2007, the Distributor, acting as underwriter, received net commissions of $7,505,444 from the sale of Class A shares and received $442,414 in CDSC from redemptions of Class B and C shares.

4. TRUSTEE DEFERRED COMPENSATION PLAN

          Each independent trustee of the Board (“Trustee”) is eligible to participate in the Funds’ Deferred Compensation Plan (the “Deferred Compensation Plan”). The Deferred Compensation Plan allows each Trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of the Funds that are payable in accordance with the Deferred Compensation Plan. Deferral amounts are treated as though equivalent dollar amounts had been invested in shares of certain Funds. A Trustee who defers compensation has the option to select credit rate options that track the performance of the Class A shares of the corresponding series of the Funds without a sales load. Accordingly, the market value appreciation or depreciation of the Trustee’s deferred compensation accounts will cause the expenses of each Fund to increase or decrease due to the market fluctuation. Effective January 1, 2005, the old Deferred Compensation Plan was frozen to permit no further deferrals. A new Deferred Compensation Plan was adopted to comply with section 409A of the Internal Revenue Code. The new Deferred Compensation Plan is substantially similar to the old Deferred Compensation Plan, but provides that a Trustee may receive deferred amounts in the event of a disability or unforeseeable emergency. Also, the new Deferred Compensation Plan provides that a Trustee may only elect to further defer amounts in a deferral account if (i) such election is made more than twelve-months prior to the date such account would otherwise be paid; and (ii) the revised date of payment selected is no earlier than five years after the date such account would otherwise have been paid. As of March 31, 2007, the total deferred trustee compensation liability was $148,733.

5. EXPENSE REDUCTIONS

          To help limit the Funds’ expenses during the period, the Adviser, pursuant to an expense limitation agreement, reimbursed each Fund for its operating expenses (including organizational expenses, but not including investment advisory fees; distribution and service (12b-1) fees; non 12b-1 service fees; foreign taxes on dividends, interest or gains; interest; taxes; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Fund’s business) that exceeded an annual rate based on a

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

percentage of a Fund’s average daily net assets. The expense cap was 0.00% for the Portfolio Optimization Funds and 0.45% for the Underlying Funds through August 31, 2006 and 0.00% for the Portfolio Optimization Funds and 0.30% for the Underlying Funds from September 1, 2006 through March 31, 2007. For the PL Money Market Fund, the expense cap was reduced to 0.05% for the period July 1, 2002 through June 30, 2005. Such reduction or reimbursement is subject to repayment to the Adviser, for a period of time as permitted under regulatory and/or accounting standards (currently 3 years from the end of the fiscal year in which the reimbursement took place), to the extent such expenses fall below the expense cap in future years. Any amounts repaid to the Adviser will have the effect of increasing such expenses of the Funds, but not above the expense cap.

          The cumulative reimbursement amounts as of March 31, 2007 that are subject to repayment for each Fund are as follows:

	Expiration

Funds	2008	2009	2010

PL Portfolio Optimization Conservative	$227,677	$239,802	$233,903
PL Portfolio Optimization Moderate-Conservative	355,811	442,372	517,561
PL Portfolio Optimization Moderate	679,146	1,185,218	1,647,668
PL Portfolio Optimization Moderate-Aggressive	629,641	1,107,412	1,718,549
PL Portfolio Optimization Aggressive	369,133	469,853	739,235
PL Money Market	213,591	166,678	113,640
PL International Value	226,073	267,723	289,007
PL Large-Cap Value	189,257	219,212	193,610
PL Short Duration Bond	189,312	150,594	197,905
PL Growth LT	136,338	140,644	213,449
PL Mid-Cap Value	58,835	173,484	198,479
PL Large-Cap Growth	172,805	245,172	170,991
PL International Large-Cap	340,780	355,135	339,401
PL Small-Cap Growth	142,612	134,926	149,587
PL Main Street Core	—	82,462	300,236
PL Emerging Markets	—	448,741	411,421
PL Managed Bond	229,552	265,770	365,613
PL Inflation Managed	150,852	197,676	282,559
PL Comstock	142,219	138,900	263,118
PL Mid-Cap Growth	179,956	167,673	207,435
PL Real Estate	38,207	136,561	144,757

Total	$4,671,797	$6,736,008	$8,698,124

          Due to the current regulatory and/or accounting standards, all expense reimbursements made by the Adviser for the period September 28, 2001 (the Pacific Life Funds’ commencement date of operations) to March 31, 2004 ($6,920,424) expired for future recoupment as of March 31, 2007. Based on the Funds’ experience, the likelihood of repayment by the Funds for the amounts presented in the table above prior to the expiration is considered remote and no liabilities for such repayments were recorded by the Funds as of March 31, 2007. The Adviser’s expense reimbursement is presented in the accompanying Statements of Operations.

6. TRANSACTIONS WITH AFFILIATES

          The Funds have incurred $6,572,395 of investment advisory fees, $5,459,583 of administration fees, and $1,037,449 of support services expenses, for the year ended March 31, 2007. As of March 31, 2007, $708,085, $571,424, and $218,274 remained payable for investment advisory fees, administration fees, and support services expenses, respectively.

          For the year ended March 31, 2007, the Funds also incurred $5,953,985 of distribution and/or service fees (after distribution and/or service fee waivers of $3,141,200), payable to the Distributor under the 12b-1 Plans and non 12b-1 service plan. As of March 31, 2007, $109,713 remained payable.

7. TAX CHARACTER OF DISTRIBUTIONS AND COMPONENTS OF DISTRIBUTABLE EARNINGS

          The tax character of distributions paid during the year ended March 31, 2007, was as follows:

	Distributions Paid From

Funds	Ordinary Income	Long-Term Capital Gain	Total Distributions

PL Portfolio Optimization Conservative	$708,423	$312,511	$1,020,934
PL Portfolio Optimization Moderate-Conservative	1,576,122	1,466,120	3,042,242
PL Portfolio Optimization Moderate	5,275,436	6,504,890	11,780,326
PL Portfolio Optimization Moderate-Aggressive	5,203,133	6,441,272	11,644,405
PL Portfolio Optimization Aggressive	1,747,872	3,369,147	5,117,019
PL Money Market	850,811	—	850,811
PL International Value	3,146,042	11,698,973	14,845,015
PL Large-Cap Value	309,131	3,211,095	3,520,226
PL Short Duration Bond	1,769,320	—	1,769,320
PL Growth LT	—	427,412	427,412
PL Mid-Cap Value	563,298	975,616	1,538,914
PL Large-Cap Growth	—	2,089,765	2,089,765
PL International Large-Cap	1,423,650	4,764,700	6,188,350
PL Small-Cap Growth	—	26,664	26,664
PL Main Street Core	888,934	213,353	1,102,287
PL Emerging Markets	1,918,359	40,828	1,959,187
PL Managed Bond	3,354,057	—	3,354,057
PL Inflation Managed	1,862,140	—	1,862,140
PL Comstock	1,010,840	1,554,145	2,564,985
PL Mid-Cap Growth	—	4,283,707	4,283,707
PL Real Estate	250,209	1,618,472	1,868,681

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

          The tax character of distributions paid during the year ended March 31, 2006, was as follows:

	Distributions Paid From

Funds	Ordinary Income	Long-Term Capital Gain	Total Distributions

PL Portfolio Optimization Conservative	$457,472	$29,135	$486,607
PL Portfolio Optimization Moderate-Conservative	866,783	77,037	943,820
PL Portfolio Optimization Moderate	2,444,470	314,732	2,759,202
PL Portfolio Optimization Moderate-Aggressive	2,029,146	433,959	2,463,105
PL Portfolio Optimization Aggressive	592,619	197,308	789,927
PL Money Market	600,514	—	600,514
PL International Value	469,290	451,353	920,643
PL Large-Cap Value	103,292	8,943	112,235
PL Short Duration Bond	791,258	—	791,258
PL Mid-Cap Value	1,260,107	—	1,260,107
PL International Large-Cap	343,236	524,157	867,393
PL Small-Cap Growth	204,940	1,550,709	1,755,649
PL Main Street Core	74,605	—	74,605
PL Emerging Markets	230,818	—	230,818
PL Managed Bond	1,586,020	—	1,586,020
PL Inflation Managed	2,661,073	19,513	2,680,586
PL Comstock	330,675	1,542,672	1,873,347
PL Real Estate	361,688	98,676	460,364

          As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:

Funds	Accumulated Capital and Other Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)(1)

PL Portfolio Optimization Conservative	$—	$152,518	$152,467	$620,007
PL Portfolio Optimization Moderate-Conservative	—	247,054	1,036,461	4,493,321
PL Portfolio Optimization Moderate	—	474,654	4,775,458	26,588,397
PL Portfolio Optimization Moderate-Aggressive	—	41,607	7,167,146	34,531,622
PL Portfolio Optimization Aggressive	—	—	3,488,775	17,182,477
PL Money Market	(94)	18,550	—	—
PL International Value	(34,881)	138,578	—	11,892,464
PL Large-Cap Value	—	127,659	359,607	9,558,575
PL Short Duration Bond	(637,361)	13,354	—	99,460
PL Growth LT	(13,690)	—	272,259	9,191,076
PL Mid-Cap Value	—	2,295,355	1,488,060	5,550,523
PL Large-Cap Growth	(2,634,139)	—	—	3,337,440
PL International Large-Cap	—	—	2,338,569	15,368,223
PL Small-Cap Growth	—	—	273,253	3,646,704
PL Main Street Core	(179)	1,078,399	916,808	6,384,513
PL Emerging Markets	(22,364)	316,731	647,636	9,137,966
PL Managed Bond	(12,842)	254,973	149,998	396,065
PL Inflation Managed	(1,467,416)	532,261	—	(595,168)
PL Comstock	—	333,814	899,198	8,887,651
PL Mid-Cap Growth	(6,739)	992,245	1,755,389	9,491,250
PL Real Estate	—	455,346	896,949	8,271,828

(1)	Amount includes appreciation and depreciation on investments, derivatives, and assets and liabilities in foreign currencies.

          The components of the accumulated capital and other losses as of March 31, 2007, are summarized in Note 8.

8. FEDERAL INCOME TAX INFORMATION

          Each Fund intends to continue to qualify as a regulated investment company and distribute substantially all its taxable income and capital gains to its shareholders. Each Fund presented in the first table below declared and paid sufficient dividends on net investment income and capital gains distributions during the year ended March 31, 2007 to qualify as a regulated investment company and is not required to pay Federal income tax under Subchapter M of the Internal Revenue Code (‘the Code”). Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes (see Note 2C). In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

          Net capital loss carryovers and post-October capital losses, if any, as of March 31, 2007, are available to offset future realized capital gains and thereby reduce future capital gains distributions. Post-October foreign currency losses, if any, will offset future net investment income and thereby reduce future ordinary income distributions. The net capital loss carryovers and the post-October capital and foreign currency losses deferred as of March 31, 2007, were as follows:

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

							Post-	Post-October	Accumulated
	Net Capital	Net Capital Loss Carryover Expiring in					October	Foreign	Capital and
	Loss						Capital Loss	Currency	Other
Funds	Carryover	2010	2011	2013	2014	2015	Deferral	Loss Deferral	Losses

PL Money Market	($94)	$—	$—	$—	($13)	($81)	$—	$—	($94)
PL International Value	—	—	—	—	—	—	—	(34,881)	(34,881)
PL Short Duration Bond	(586,766)	—	—	(87,029)	(337,035)	(162,702)	(50,595)	—	(637,361)
PL Growth LT	—	—	—	—	—	—	—	(13,690)	(13,690)
PL Large-Cap Growth*	(2,355,550)	(221,245)	(207,304)	—	—	(1,927,001)	(278,589)	—	(2,634,139)
PL Main Street Core	—	—	—	—	—	—	—	(179)	(179)
PL Emerging Markets	—	—	—	—	—	—	—	(22,364)	(22,364)
PL Managed Bond	—	—	—	—	—	—	(12,842)	—	(12,842)
PL Inflation Managed	(1,352,540)	—	—	—	(207,330)	(1,145,210)	(114,876)	—	(1,467,416)
PL Mid-Cap Growth	—	—	—	—	—	—	—	(6,739)	(6,739)

*	The availability of a certain amount of this capital loss carryforward, which was acquired on December 31, 2003 in the merger with the PF Putnam Research Fund, may be limited in a given year.

          The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of March 31, 2007, were as follows:

Funds	Total Cost of Investments on Tax Basis	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Other (1)	Net Unrealized Appreciation (Depreciation)

PL Portfolio Optimization Conservative	$30,147,298	$631,611	($11,604)	$620,007	$—	$620,007
PL Portfolio Optimization
Moderate-Conservative	75,545,027	4,663,274	(169,953)	4,493,321	—	4,493,321
PL Portfolio Optimization Moderate	302,514,366	27,493,909	(905,512)	26,588,397	—	26,588,397
PL Portfolio Optimization
Moderate-Aggressive	323,543,040	34,990,170	(458,548)	34,531,622	—	34,531,622
PL Portfolio Optimization Aggressive	136,584,514	17,182,477	—	17,182,477	—	17,182,477
PL Money Market	21,072,006	—	—	—	—	—
PL International Value	64,891,132	13,202,506	(1,339,624)	11,862,882	29,582	11,892,464
PL Large-Cap Value	49,160,270	9,734,643	(176,105)	9,558,538	37	9,558,575
PL Short Duration Bond	61,244,474	121,833	(45,872)	75,961	23,499	99,460
PL Growth LT	54,109,447	9,804,743	(608,695)	9,196,048	(4,972)	9,191,076
PL Mid-Cap Value	66,639,485	6,460,011	(909,488)	5,550,523	—	5,550,523
PL Large-Cap Growth	26,988,111	3,564,396	(226,956)	3,337,440	—	3,337,440
PL International Large-Cap	62,567,514	16,255,457	(882,497)	15,372,960	(4,737)	15,368,223
PL Small-Cap Growth	36,323,999	4,376,211	(729,507)	3,646,704	—	3,646,704
PL Main Street Core	80,024,948	7,122,594	(738,081)	6,384,513	—	6,384,513
PL Emerging Markets	42,125,031	10,211,832	(1,027,808)	9,184,024	(46,058)	9,137,966
PL Managed Bond	125,097,158	545,901	(458,865)	87,036	309,029	396,065
PL Inflation Managed	98,849,527	652,696	(1,615,225)	(962,529)	367,361	(595,168)
PL Comstock	80,986,533	9,456,775	(569,124)	8,887,651	—	8,887,651
PL Mid-Cap Growth	58,917,681	10,476,697	(985,333)	9,491,364	(114)	9,491,250
PL Real Estate	23,677,896	8,299,496	(27,379)	8,272,117	(289)	8,271,828

(1)	Other includes net appreciation or depreciation on derivatives and assets and liabilities in foreign currencies.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

9. RECLASSIFICATION OF ACCOUNTS

          Reclassifications as shown in the following table, have been made in each Fund’s capital accounts to report these balances on a tax basis, excluding certain temporary differences, as of March 31, 2007. Additional adjustments may be required in subsequent reporting periods. These reclassifications, which have no impact on the NAV of the Funds, are primarily attributable to the reclassification of foreign currency transactions, non-deductible expenses, treatment of net operating losses, use of tax equalization, and certain differences in the computation of distributable income and capital gains under Federal tax rules versus U.S. GAAP. The calculation of net investment income per share in the financial highlights excludes these adjustments.

Funds	Paid-in Capital	Undistributed/ Accumulated Net Investment Income (Loss)	Undistributed/ Accumulated Net Realized Gain (Loss)

PL Portfolio Optimization Conservative	$—	$65,495	($65,495)
PL Portfolio Optimization Moderate-Conservative	—	322,206	(322,206)
PL Portfolio Optimization Moderate	—	1,799,305	(1,799,305)
PL Portfolio Optimization Moderate-Aggressive	—	2,595,631	(2,595,631)
PL Portfolio Optimization Aggressive	—	1,347,820	(1,347,820)
PL International Value	(2)	(118,257)	118,259
PL Large-Cap Value	—	(18,073)	18,073
PL Growth LT	(72,511)	55,182	17,329
PL Mid-Cap Value	—	2,840	(2,840)
PL Large-Cap Growth	(240,039)	239,874	165
PL International Large-Cap	(1)	131,456	(131,455)
PL Small-Cap Growth Fund	(244,431)	244,431	—
PL Main Street Core	—	(440)	440
PL Emerging Markets	(3,695)	(77,035)	80,730
PL Managed Bond	—	410,728	(410,728)
PL Inflation Managed	—	655,989	(655,989)
PL Mid-Cap Growth	—	167,099	(167,099)
PL Real Estate	(4,418)	(4,937)	9,355

10. PURCHASES AND SALES OF SECURITIES

          The cost of purchases and proceeds from sales of securities (excluding short-term investments and the PL Money Market Fund since it trades exclusively in short-term debt securities) for the year ended March 31, 2007, were as follows:

	U.S. Government Securities		Other Securities
Funds	Purchases	Sales	Purchases	Sales

PL Portfolio Optimization Conservative	$—	$—	$16,222,126	$9,015,663
PL Portfolio Optimization Moderate-Conservative	—	—	29,201,719	12,637,132
PL Portfolio Optimization Moderate	—	—	125,432,535	21,620,677
PL Portfolio Optimization Moderate-Aggressive	—	—	146,844,117	19,226,623
PL Portfolio Optimization Aggressive	—	—	75,135,579	11,263,286
PL International Value	—	—	77,314,281	69,530,459
PL Large-Cap Value	—	—	25,322,580	8,650,932
PL Short Duration Bond	64,089,125	37,210,936	4,156,427	401,763
PL Growth LT	657,950	—	30,097,405	18,472,737
PL Mid-Cap Value	—	—	70,881,817	33,977,645
PL Large-Cap Growth	—	—	44,770,765	35,494,425
PL International Large-Cap	—	—	42,747,968	29,419,381
PL Small-Cap Growth	—	—	31,169,480	15,783,868
PL Main Street Core	—	—	101,648,976	71,515,292
PL Emerging Markets	—	—	33,428,905	22,722,330
PL Managed Bond	372,838,775	357,221,989	39,213,284	16,904,553
PL Inflation Managed	296,706,611	286,031,801	1,404,875	1,148,831
PL Comstock	—	—	44,069,902	26,972,169
PL Mid-Cap Growth	—	—	48,696,526	30,421,571
PL Real Estate	—	—	12,229,409	9,681,669

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

11. SHARES OF BENEFICIAL INTEREST

Changes in shares of beneficial interest of each Fund were as follows:

	PL Portfolio Optimization Conservative		PL Portfolio Optimization Moderate-Conservative		PL Portfolio Optimization Moderate		PL Portfolio Optimization Moderate-Aggressive
	Year ended 3/31/2007	Year ended 3/31/2006	Year ended 3/31/2007	Year ended 3/31/2006	Year ended 3/31/2007	Year ended 3/31/2006	Year ended 3/31/2007	Year ended 3/31/2006

Class A
Shares sold	794,064	885,426	1,523,364	1,627,957	5,913,200	4,366,916	6,170,703	4,361,474
Dividend and distribution reinvested	37,608	21,363	119,645	42,617	430,874	112,606	406,077	95,303
Shares repurchased	(671,888)	(762,116)	(1,003,945)	(972,075)	(2,158,319)	(1,355,461)	(1,896,294)	(806,023)

Net increase	159,784	144,673	639,064	698,499	4,185,755	3,124,061	4,680,486	3,650,754
Beginning shares outstanding	956,555	811,882	2,602,609	1,904,110	8,227,963	5,103,902	7,777,140	4,126,386

Ending shares outstanding	1,116,339	956,555	3,241,673	2,602,609	12,413,718	8,227,963	12,457,626	7,777,140

Class B
Shares sold	186,290	96,834	344,636	363,814	1,292,839	1,226,231	1,943,372	1,372,110
Dividend and distribution reinvested	7,705	3,682	35,994	10,942	126,451	31,907	145,685	31,266
Shares repurchased	(111,013)	(56,681)	(132,756)	(188,951)	(529,736)	(353,403)	(531,574)	(249,886)

Net increase	82,982	43,835	247,874	185,805	889,554	904,735	1,557,483	1,153,490
Beginning shares outstanding	186,761	142,926	836,790	650,985	2,753,393	1,848,658	2,936,587	1,783,097

Ending shares outstanding	269,743	186,761	1,084,664	836,790	3,642,947	2,753,393	4,494,070	2,936,587

Class C
Shares sold	863,678	847,070	1,234,705	1,257,672	4,940,141	3,597,268	4,934,871	3,645,475
Dividend and distribution reinvested	43,093	19,630	96,286	28,411	378,885	88,500	357,208	81,073
Shares repurchased	(447,370)	(643,389)	(804,169)	(576,175)	(1,818,137)	(969,387)	(1,519,145)	(708,630)

Net increase	459,401	223,311	526,822	709,908	3,500,889	2,716,381	3,772,934	3,017,918
Beginning shares outstanding	1,102,373	879,062	2,203,704	1,493,796	7,721,642	5,005,261	7,556,920	4,539,002

Ending shares outstanding	1,561,774	1,102,373	2,730,526	2,203,704	11,222,531	7,721,642	11,329,854	7,556,920

Class R (1)
Shares sold	20,822	968	118,130	28,883	215,802	1,106	87,238	945
Dividend and distribution reinvested	685	20	4,625	16	4,664	13	2,719	11
Shares repurchased	(1,915)	(1)	(26,847)	(2,216)	(28,235)	—	(14,690)	—

Net increase	19,592	987	95,908	26,683	192,231	1,119	75,267	956
Beginning shares outstanding	987	—	26,683	—	1,119	—	956	—

Ending shares outstanding	20,579	987	122,591	26,683	193,350	1,119	76,223	956

	PL Portfolio Optimization Aggressive		PL Money Market Fund (2)		PL International Value Fund (3)		PL Large-Cap Value Fund
	Year ended 3/31/2007	Year ended 3/31/2006	Year ended 3/31/2007	Year ended 3/31/2006	Year ended 3/31/2007	Year ended 3/31/2006	Year ended 3/31/2007	Year ended 3/31/2006

Class A
Shares sold	3,079,460	1,777,284	54,952,403	24,759,184	1,186,866	1,918,744	1,534,609	1,753,040
Dividend and distribution reinvested	192,642	35,610	796,111	576,288	1,014,827	64,399	272,507	9,102
Shares repurchased	(806,602)	(376,012)	(53,943,622)	(30,404,735)	(608,994)	(2,058,171)	(182,520)	(3,504,272)
Converted from Class B and C shares	—	—	—	2,021,733	—	—	—	—

Net increase (decrease)	2,465,500	1,436,882	1,804,892	(3,047,530)	1,592,699	(75,028)	1,624,596	(1,742,130)
Beginning shares outstanding	3,133,339	1,696,457	19,294,569	22,342,099	3,768,505	3,843,533	2,718,894	4,461,024

Ending shares outstanding	5,598,839	3,133,339	21,099,461	19,294,569	5,361,204	3,768,505	4,343,490	2,718,894

(1)	Operations commenced on September 30, 2005.

(2)	Class B and C shares of the PL Money Market Fund were converted to Class A shares on June 29, 2005. Only Class A shares are offered after that date.

(3)	Prior to May 1, 2006, the Fund was named PF Lazard International Value Fund.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	PL Portfolio Optimization Aggressive		PL Money Market Fund (1)		PL International Value Fund (2)		PL Large-Cap Value Fund
	Year ended 3/31/2007	Year ended 3/31/2006	Year ended 3/31/2007	Year ended 3/31/2006	Year ended 3/31/2007	Year ended 3/31/2006	Year ended 3/31/2007	Year ended 3/31/2006

Class B
Shares sold	826,200	594,230		189,675	11,814	9,839	7,741	8,868
Dividend and distribution reinvested	58,711	8,342		4,086	8,972	349	4,079	76
Shares repurchased	(145,818)	(142,681)		(82,618)	(2,129)	(16,336)	(3,985)	(8,228)
Converted to Class A shares	—	—		(783,748)	—	—	—	—

Net increase (decrease)	739,093	459,891		(672,605)	18,657	(6,148)	7,835	716
Beginning shares outstanding	1,029,622	569,731		672,605	28,392	34,540	45,762	45,046

Ending shares outstanding	1,768,715	1,029,622		—	47,049	28,392	53,597	45,762

Class C
Shares sold	2,228,998	1,710,940		2,003,182	23,215	34,299	39,192	18,566
Dividend and distribution reinvested	135,286	22,473		9,277	24,697	1,409	11,985	177
Shares repurchased	(692,113)	(907,226		(4,032,847)	(48,932)	(25,891)	(57,886)	(28,370)
Converted to Class A shares	—	—		(1,237,985)	—	—	—	—

Net increase (decrease)	1,672,171	826,187		(3,258,373)	(1,020)	9,817	(6,709)	(9,627)
Beginning shares outstanding	2,460,223	1,634,036		3,258,373	103,049	93,232	128,140	137,767

Ending shares outstanding	4,132,394	2,460,223		—	102,029	103,049	121,431	128,140

Class R (3)
Shares sold	30,563	873
Dividend and distribution reinvested	611	9
Shares repurchased	(3,720)	—

Net increase	27,454	882
Beginning shares outstanding	882	—

Ending shares outstanding	28,336	882

	PL Short Duration Bond Fund		PL Growth LT Fund		PL Mid-Cap Value Fund		PL Large-Cap Growth Fund (4)
	Year ended 3/31/2007	Year ended 3/31/2006	Year ended 3/31/2007	Year ended 3/31/2006	Year ended 3/31/2007	Year ended 3/31/2006	Year ended 3/31/2007	Year ended 3/31/2006

Class A
Shares sold	2,825,677	2,355,270	1,704,306	2,394,848	3,806,869	1,132,097	1,612,839	1,063,228
Dividend and distribution reinvested	179,695	79,702	32,358	—	142,487	121,770	219,375	—
Shares repurchased	(802,022)	(1,414,937)	(585,271)	(658,698)	(99,105)	(1,548,817)	(465,242)	(3,729,244)

Net increase (decrease)	2,203,350	1,020,035	1,151,393	1,736,150	3,850,251	(294,950)	1,366,972	(2,666,016)
Beginning shares outstanding	4,607,116	3,587,081	3,576,700	1,840,550	2,275,800	2,570,750	1,784,645	4,450,661

Ending shares outstanding	6,810,466	4,607,116	4,728,093	3,576,700	6,126,051	2,275,800	3,151,617	1,784,645

Class B
Shares sold	3,284	3,277	4,888	6,749	2,320	3,658	2,342	12,711
Dividend and distribution reinvested	72	37	268	—	284	290	5,754	—
Shares repurchased	(843)	(2,525)	(4,674)	(7,912)	(466)	(1,224)	(17,288)	(9,488)

Net increase (decrease)	2,513	789	482	(1,163)	2,138	2,724	(9,192)	3,223
Beginning shares outstanding	2,101	1,312	34,353	35,516	6,072	3,348	55,922	52,699

Ending shares outstanding	4,614	2,101	34,835	34,353	8,210	6,072	46,730	55,922

Class C
Shares sold	62,817	40,587	44,666	107,126	12,112	14,242	18,950	44,754
Dividend and distribution reinvested	1,135	804	699	—	594	673	12,412	—
Shares repurchased	(80,020)	(39,847)	(59,228)	(77,577)	(2,879)	(10,154)	(97,203)	(25,957)

Net increase (decrease)	(16,068)	1,544	(13,863)	29,549	9,827	4,761	(65,841)	18,797
Beginning shares outstanding	60,409	58,865	74,689	45,140	12,191	7,430	155,974	137,177

Ending shares outstanding	44,341	60,409	60,826	74,689	22,018	12,191	90,133	155,974

(1)	Class B and C shares of the PL Money Market Fund were converted to Class A shares on June 29, 2005. Only Class A shares are offered after that date.

(2)	Prior to May 1, 2006, the Fund was named PF Lazard International Value Fund.

(3)	Operations commenced on September 30, 2005.

(4)	Prior to January 1, 2006, the Fund was named PF AIM Blue Chip Fund.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	PL International		PL Small-Cap		PL Main Street		PL Emerging
	Large-Cap Fund		Growth Fund (1)		Core Fund (2)		Markets Fund (2)
	Year ended	Year ended	Year ended	Year ended	Year ended	Period ended	Year ended	Period ended
	3/31/2007	3/31/2006	3/31/2007	3/31/2006	3/31/2007	3/31/2006	3/31/2007	3/31/2006

Class A
Shares sold	1,294,036	1,562,089	2,231,530	1,444,000	2,834,332	5,972,403	1,034,159	2,771,483
Dividend and distribution reinvested	381,312	60,347	2,389	153,201	101,211	7,279	177,319	21,372
Shares repurchased	(473,277)	(1,186,840)	(710,584)	(43,156)	(387,177)	(927,460)	(51,951)	(3,338)

Net increase	1,202,071	435,596	1,523,335	1,554,045	2,548,366	5,052,222	1,159,527	2,789,517
Beginning shares outstanding	3,412,655	2,977,059	2,158,291	604,246	5,052,222	—	2,789,517	—

Ending shares outstanding	4,614,726	3,412,655	3,681,626	2,158,291	7,600,588	5,052,222	3,949,044	2,789,517

Class B
Shares sold	13,882	8,423	6,179	11,955
Dividend and distribution reinvested	3,472	447	43	5,357
Shares repurchased	(4,979)	(11,069)	(4,519)	(2,934)

Net increase (decrease)	12,375	(2,199)	1,703	14,378
Beginning shares outstanding	28,792	30,991	38,809	24,431

Ending shares outstanding	41,167	28,792	40,512	38,809

Class C
Shares sold	30,649	26,568	17,036	8,092
Dividend and distribution reinvested	5,639	880	59	10,234
Shares repurchased	(40,332)	(15,296)	(26,670)	(19,570)

Net increase (decrease)	(4,044)	12,152	(9,575)	(1,244)
Beginning shares outstanding	59,158	47,006	49,113	50,357

Ending shares outstanding	55,114	59,158	39,538	49,113

	PL Managed		PL Inflation		PL Comstock		PL Mid-Cap
	Bond Fund		Managed Fund		Fund		Growth Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
	3/31/2007	3/31/2006	3/31/2007	3/31/2006	3/31/2007	3/31/2006	3/31/2007	3/31/2006

Class A
Shares sold	3,755,772	3,383,468	3,165,974	4,059,745	1,902,664	3,608,114	2,201,255	910,063
Dividend and distribution reinvested	318,615	146,352	171,315	230,857	188,089	145,079	381,284	—
Shares repurchased	(940,419)	(876,919)	(1,825,311)	(1,146,399)	(986,149)	(751,477)	(203,376)	(1,611,772)

Net increase (decrease)	3,133,968	2,652,901	1,511,978	3,144,203	1,104,604	3,001,716	2,379,163	(701,709)
Beginning shares outstanding	6,895,086	4,242,185	6,613,457	3,469,254	4,831,519	1,829,803	3,427,275	4,128,984

Ending shares outstanding	10,029,054	6,895,086	8,125,435	6,613,457	5,936,123	4,831,519	5,806,438	3,427,275

Class B
Shares sold	3,853	11,532	5,726	45,501	10,030	12,799	22,009	21,218
Dividend and distribution reinvested	2,825	2,241	2,222	5,397	1,488	1,504	7,308	—
Shares repurchased	(21,858)	(21,838)	(59,747)	(24,440)	(3,942)	(3,772)	(11,093)	(14,229)

Net increase (decrease)	(15,180)	(8,065)	(51,799)	26,458	7,576	10,531	18,224	6,989
Beginning shares outstanding	105,342	113,407	141,192	114,734	41,767	31,236	82,749	75,760

Ending shares outstanding	90,162	105,342	89,393	141,192	49,343	41,767	100,973	82,749

Class C
Shares sold	108,164	99,730	37,258	155,194	50,267	40,851	30,620	85,413
Dividend and distribution reinvested	7,455	4,421	6,697	17,224	2,639	3,362	18,651	—
Shares repurchased	(64,166)	(130,230)	(189,178)	(298,792)	(40,458)	(40,749)	(129,853)	(33,489)

Net increase (decrease)	51,453	(26,079)	(145,223)	(126,374)	12,448	3,464	(80,582)	51,924
Beginning shares outstanding	208,701	234,780	417,220	543,594	73,728	70,264	215,357	163,433

Ending shares outstanding	260,154	208,701	271,997	417,220	86,176	73,728	134,775	215,357

(1)	Prior to October 1, 2005, the Fund was named PF AIM Aggressive Growth Fund.

(2)	Operations commenced on September 30, 2005. These two Funds offer Class A shares only.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	PL Real Estate
	Fund
	Year ended	Year ended
	3/31/2007	3/31/2006

Class A
Shares sold	520,344	497,818
Dividend and distribution reinvested	131,207	40,767
Shares repurchased	(525,599)	(31,349)

Net increase	125,952	507,236
Beginning shares outstanding	1,982,607	1,475,371

Ending shares outstanding	2,108,559	1,982,607

Class B
Shares sold	9,276	9,142
Dividend and distribution reinvested	781	128
Shares repurchased	(5,655)	(3,606)

Net increase	4,402	5,664
Beginning shares outstanding	7,518	1,854

Ending shares outstanding	11,920	7,518

Class C
Shares sold	19,414	7,560
Dividend and distribution reinvested	1,227	148
Shares repurchased	(7,082)	(2,228)

Net increase	13,559	5,480
Beginning shares outstanding	8,897	3,417

Ending shares outstanding	22,456	8,897

          As of March 31, 2007, Pacific Life owned 20% of the total shares outstanding of the Class A shares of the PL Emerging Markets Fund.

          As of March 31, 2007, each of the Portfolio Optimization Funds (aggregate of Classes A, B, C, and R) owned the following percentages of the total shares outstanding of each of the following Underlying Funds, as applicable:

	Portfolio Optimization Funds

		PL Portfolio		PL Portfolio
	PL Portfolio	Optimization	PL Portfolio	Optimization	PL Portfolio
	Optimization	Moderate-	Optimization	Moderate-	Optimization
Underlying Fund	Conservative	Conservative	Moderate	Aggressive	Aggressive

PL Money Market	11.86%	15.12%	N/A	N/A	N/A
PL International Value	1.12%	6.15%	25.22%	40.95%	20.80%
PL Large-Cap Value	0.95%	5.44%	27.87%	36.51%	18.18%
PL Short Duration Bond	13.09%	20.12%	48.63%	15.71%	N/A
PL Growth LT	0.88%	3.82%	26.11%	39.65%	24.32%
PL Mid-Cap Value	0.80%	5.58%	32.00%	39.51%	21.18%
PL Large-Cap Growth	1.77%	5.30%	32.34%	35.67%	16.02%
PL International Large-Cap	0.72%	6.17%	25.48%	41.57%	21.69%
PL Small-Cap Growth	N/A	3.85%	23.67%	42.73%	25.49%
PL Main Street Core	1.90%	6.49%	30.30%	41.45%	19.81%
PL Emerging Markets	N/A	N/A	26.21%	35.83%	17.84%
PL Managed Bond	7.58%	15.06%	43.39%	26.65%	N/A
PL Inflation Managed	6.13%	12.98%	45.74%	28.74%	N/A
PL Comstock	0.96%	6.60%	30.86%	38.10%	18.41%
PL Mid-Cap Growth	N/A	3.58%	29.57%	37.55%	20.97%
PL Real Estate	N/A	N/A	29.91%	42.83%	22.72%

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

12. INDEMNIFICATIONS

          Under the Pacific Life Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Funds. In addition, the Pacific Life Funds entered into an agreement with each of the trustees which provides that it will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Funds, to the fullest extent permitted by the Pacific Life Funds’ Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, Pacific Life Funds enters into contracts with service providers and others that contain general indemnification clauses. The Pacific Life Funds’ maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Pacific Life Funds and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

13. SUBSEQUENT EVENT

          Pacific Life recently formed Pacific Life Fund Advisors LLC (“PLFA”), a Delaware limited liability company and wholly-owned subsidiary of Pacific Life. Pacific Life transferred its responsibility as investment adviser over Pacific Life Funds to PLFA on May 1, 2007, whereby PLFA became the investment adviser to the Pacific Life Funds.

14. TAX INFORMATION (UNAUDITED)

          For corporate shareholders, the percentage of investment income (dividend income and short-term gains, if any) for each of the Funds that qualify for the dividends-received deductions for the period of January 1, 2006 to December 31, 2006 is as follows:

Funds	Percentage

PL Portfolio Optimization Conservative	5.96%
PL Portfolio Optimization Moderate-Conservative	11.68%
PL Portfolio Optimization Moderate	15.44%
PL Portfolio Optimization Moderate-Aggressive	20.84%
PL Portfolio Optimization Aggressive	24.79%
PL Large-Cap Value	100.00%
PL Mid-Cap Value	72.76%
PL Main Street Core	100.00%
PL Comstock	100.00%
PL Real Estate	27.37%

          The following Funds designated the listed amounts as long-term capital gain dividend during the year ended March 31, 2007. Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.

Funds	Amount

PL Portfolio Optimization Conservative	$347,157
PL Portfolio Optimization Moderate-Conservative	1,793,285
PL Portfolio Optimization Moderate	8,923,552
PL Portfolio Optimization Moderate-Aggressive	11,288,320
PL Portfolio Optimization Aggressive	5,336,467
PL International Value	11,698,973
PL Large-Cap Value	3,211,095
PL Growth LT	699,671
PL Mid-Cap Value	2,060,757
PL Large-Cap Growth	2,089,765
PL International Large-Cap	5,359,025
PL Small-Cap Growth	273,487
PL Main Street Core	1,076,456
PL Emerging Markets	688,464
PL Managed Bond	149,998
PL Comstock	1,576,053
PL Mid-Cap Growth	4,283,707
PL Real Estate	2,245,366

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Board of Trustees and Shareholders of
Pacific Life Funds:

          We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Pacific Life Funds (formerly Pacific Funds) comprised of the Portfolio Optimization Funds (PL Portfolio Optimization Conservative (formerly named PF Portfolio Optimization Model A), PL Portfolio Optimization Moderate-Conservative (formerly named PF Portfolio Optimization Model B), PL Portfolio Optimization Moderate (formerly named PF Portfolio Optimization Model C), PL Portfolio Optimization Moderate-Aggressive (formerly named PF Portfolio Optimization Model D), PL Portfolio Optimization Aggressive (formerly named PF Portfolio Optimization Model E) (collectively the “Portfolio Optimization Funds”), and the PL Money Market Fund (formerly named PF Pacific Life Money Market Fund), PL International Value Fund (formerly named PF Lazard International Value Fund), PL Large-Cap Value Fund (formerly named PF Salomon Brothers Large-Cap Value Fund), PL Short Duration Bond Fund (formerly named PF Goldman Sachs Short Duration Bond Fund), PL Growth LT Fund (formerly named PF Janus Growth LT Fund), PL Mid-Cap Value Fund (formerly named PF Lazard Mid-Cap Value Fund), PL Large-Cap Growth Fund (formerly named PF Loomis Sayles Large-Cap Growth Fund), PL International Large-Cap Fund (formerly named PF MFS International Large-Cap Fund), PL Small-Cap Growth Fund (formerly named PF NB Fasciano Small Equity Fund), PL Main Street® Core Fund (formerly named PF Oppenheimer Main Street® Core Fund), PL Emerging Markets Fund (formerly named PF Oppenheimer Emerging Markets Fund), PL Managed Bond Fund (formerly named PF PIMCO Managed Bond Fund), PL Inflation Managed Fund (formerly named PF PIMCO Inflation Managed Fund), PL Comstock Fund (formerly named PF Van Kampen Comstock Fund), PL Mid-Cap Growth Fund (formerly named PF Van Kampen Mid-Cap Growth Fund), and PL Real Estate Fund (formerly named PF Van Kampen Real Estate Fund) (collectively the “Funds”) as of March 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended (as to the PL Main Street® Core Fund and PL Emerging Markets Fund, for the year then ended March 31, 2007 and for the period from September 30, 2005 (commencement of operations) through March 31, 2006), and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Pacific Life Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Pacifice Life Funds for the year ended March 31, 2003 were audited by other auditors with a report dated May 2, 2003, expressed an unqualified opinion on those financial highlights.

          We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Pacific Life Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Pacific Life Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolio Optimization Funds and Funds, constituting the Pacific Life Funds as of March 31, 2007, the results of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

May 21, 2007

PACIFIC LIFE FUNDS
TRUSTEES AND OFFICERS INFORMATION
(Unaudited)

          The business and affairs of the Funds are managed under the direction of the Board of Trustees under the Pacific Life Funds’ Declaration of Trust. Information pertaining to the trustees and officers of the Funds is set forth below. Trustees who are not deemed to be “interested persons” of the Funds, as defined in the 1940 Act, are referred to as “Independent Trustees.” Certain trustees and officers are deemed to be “interested persons” of the Funds and thus are referred to as “Interested Persons,” because of their positions with Pacific Life. The Funds’ Statement of Additional Information (SAI) includes additional information about the trustees and is available without charge, upon request, by calling the Funds toll-free at 1-800-722-2333.

          The address of each trustee and officer, is c/o Pacific Life Funds, 700 Newport Center Drive, Newport Beach, CA 92660.

Name and Age	Position(s) held with Fund and Length of Time Served*	Current Directorship(s) Held and Principal Occupation(s) (and certain additional occupation information) During Past 5 Years	Number of Portfolios/Funds in Fund Complex Overseen**

INDEPENDENT TRUSTEES

Frederick L. Blackmon Year of birth 1952	Trustee since 9/13/05	Trustee (1/05 to present) of Pacific Select Fund; Director (2005 to present) of Trustmark Mutual Holding Company; Former Executive Vice President and Chief Financial Officer (1995 to 2003) of Zurich Life and has been retired since that time; Executive Vice President and Chief Financial Officer (1989 to 1995) of Alexander Hamilton Life Insurance Company (subsidiary of Household International); Former Member, Board of Regents (1993 to 1996), Eastern Michigan University; and Former Member, Board of Governors (1994 to 1999) of Cranbrook Schools.	54

Gale K. Caruso Year of birth 1957	Trustee since 1/01/06

Trustee (1/06 to present) of Pacific Select Fund; Member of the Board of Directors (2005 to present) of LandAmerica Financial Group, Inc.; Former President and Chief Executive Officer (1999 to 2003) of Zurich Life; Former Chairman, President and Chief Executive Officer of Scudder Canada Investor Services, Ltd. and Managing Director of Scudder Kemper Investments; Member of the Advisory Council of the Trust for Public Land in Maine; Member of Editorial Advisory Board for The Journal of Risk Finance; Member of the Board of Directors of Make-A-Wish of Maine; and Former Member, Board of Directors of the Illinois Life Insurance Council.

			54

Lucie H. Moore Year of birth 1956	Trustee since 6/12/01	Trustee (10/98 to present) of Pacific Select Fund; Vice Chairman of the Board of Trustees, The Pegasus School; Chairman of the Development Committee of the Board of Directors, Homeword; Advisory Board, Court Appointed Special Advocates (CASA) of Orange County; and Former Partner (1994) with Gibson, Dunn & Crutcher (Law).	54

Nooruddin (Rudy) S. Veerjee Year of birth 1958	Trustee since 9/13/05	Trustee (1/05 to present) of Pacific Select Fund; Former President (1997 to 2000) of Transamerica Insurance and Investment Group and has been retired since that time; Former President (1994 to 1997) of Transamerica Asset Management; Former Chairman and Chief Executive Officer (1995 to 2000) of Transamerica Premier Funds (Mutual Fund); and Former Director (1994 to 2000) of various Transamerica Life Companies.	54

See explanation of symbols on page G-4

PACIFIC LIFE FUNDS
TRUSTEES AND OFFICERS INFORMATION (Continued)
(Unaudited)

Name and Age	Position(s) held with Fund and Length of Time Served*	Current Directorship(s) Held and Principal Occupation(s) (and certain additional occupation information) During Past 5 Years	Number of Portfolios/Funds in Fund Complex Overseen**

INDEPENDENT TRUSTEES (Continued)

G. Thomas Willis Year of birth 1942	Trustee since 2/24/04	Trustee (11/03 to present) of Pacific Select Fund; Certified Public Accountant in California (1967 to present); Audit Partner (1976 to 2002) of PricewaterhouseCoopers LLP (Accounting and Auditing) and has been retired since that time.	54

INTERESTED PERSONS

James T. Morris*** Year of birth 1960	Chief Executive Officer, Chairman of the Board and Trustee since 1/11/07 (President 11/14/05 to 1/10/07 and Executive Vice President 6/05 to 11/05)

Chief Operating Officer (1/06 to present), and Chief Insurance Officer and Executive Vice President (7/05 to 1/06) of Pacific Mutual Holding Company and Pacific LifeCorp; Chief Operating Officer (1/06 to present), Chief Insurance Officer (4/05 to 1/06), Executive Vice President (1/02 to 1/06), Senior Vice President (4/96 to 1/02), and Vice President (4/90 to 4/96) of Pacific Life, and similar positions with other subsidiaries and affiliates of Pacific Life; Director (4/06 to present), Chief Operating Officer (1/06 to present), Chief Insurance Officer (4/05 to 1/06), Executive Vice President (1/02 to 1/06), and Senior Vice President (8/99 to 1/02) of Pacific Life & Annuity Company (PL&A); Director (12/05 to present) of Pacific Alliance Reinsurance Ltd.; Director (2/06 to present) of Pacific Life & Annuity Services, Inc.; Director (4/06 to present) of Confederation Life Insurance & Annuity Company; and Chief Executive Officer, Chairman of the Board and Trustee (1/07 to present), President (11/05 to 1/07) and Executive Vice President (6/05 to 11/05) of Pacific Select Fund.

54

Mary Ann Brown Year of birth 1951	President since 1/11/07 (Executive Vice President 6/20/06 to 1/10/07)

Senior Vice President (5/06 to present) of Pacific LifeCorp; Senior Vice President (3/05 to present) of Pacific Life; Trustee (9/05 to present), Pacific Life Employees Retirement Plan; Current and Prior Board Member and Vice Chairman (8/01 to present) National Association of Variable Annuities (NAVA); Chairman (7/04 to 10/05) of NAVA; Senior Vice President (7/03 to 11/03), Finance, New York Life Insurance Company; MetLife, Inc. (12/98 to 6/03), Senior Vice President and Head of Individual Business Product Management (12/98 to 7/02) responsibilities included: President of New England Products and Services; Chairman, Security First Group (later Met Life Investors); Chairman, Chief Executive Officer and President, New England Pension and Annuity Company; Board Member, New England Zenith Funds; Board Member, Reinsurance Group of America, Chairman and Chief Executive Officer of Exeter Reinsurance Company, Ltd.; Chairman and Chief Executive Officer of Missouri Reinsurance Company, Ltd; Chairman of Underwriting Policy and Rate Setting Committees; Senior Vice President and Chief Actuary, MetLife, Inc. (7/02 to 6/03); Director and Senior Vice President (12/05 to present) of Pacific Alliance Reinsurance Ltd; and President (1/07 to present) and Executive Vice President (6/06 to 1/07) of Pacific Select Fund.

54

See explanation of symbols on page G-4

PACIFIC LIFE FUNDS
TRUSTEES AND OFFICERS INFORMATION (Continued)
(Unaudited)

Name and Age	Position(s) held with Fund and Length of Time Served*	Current Directorship(s) Held and Principal Occupation(s) (and certain additional occupation information) During Past 5 Years	Number of Portfolios/Funds in Fund Complex Overseen**

INTERESTED PERSONS (Continued)

Robin S. Yonis Year of birth 1954	Vice President and General Counsel since 6/12/01	Vice President (4/04 to present) and Investment Counsel of Pacific Life and PL&A; Assistant Vice President (11/93 to 4/04) and Investment Counsel of Pacific Life; Assistant Vice President (8/99 to 4/04) and Investment Counsel of PL&A; and Vice President and General Counsel (4/05 to present) of Pacific Select Fund.	54

Brian D. Klemens Year of birth 1956	Vice President and Treasurer since 6/12/01	Vice President and Treasurer (6/99 to present) of Pacific Mutual Holding Company and Pacific Life Corp: Vice President and Treasurer (12/98 to present) of Pacific Life, and similar positions with other subsidiaries and affiliates of Pacific Life; and Vice President and Treasurer (4/96 to present) of Pacific Select Fund.	54

Sharon E. Pacheco Year of birth 1957	Vice President and Chief Compliance Officer since 6/4/04	Vice President and Chief Compliance Officer (11/03 to present) of Pacific Mutual Holding Company and Pacific LifeCorp; Vice President (2/00 to present) and Chief Compliance Officer (1/03 to present), and Assistant Vice President (11/97 to 2/00) of Pacific Life; Vice President (4/00 to present) and Chief Compliance Officer (1/03 to present), and Assistant Vice President (8/99 to 4/00) of PL&A; and Vice President and Chief Compliance Officer (6/04 to present) of Pacific Select Fund.	54

Eddie Tung Year of birth 1957	Vice President and Assistant Treasurer since 11/14/05	Assistant Vice President (4/03 to present) and Director (4/00 to 4/03) of Variable Products Accounting, Pacific Life; and Assistant Vice President and Assistant Treasurer (11/05 to present) of Pacific Select Fund.	54

Howard T. Hirakawa Year of birth 1962	Vice President since 6/20/06	Vice President (4/05 to present), Assistant Vice President (4/00 to 4/05) of Pacific Life; and Vice President (6/06 to present) of Pacific Select Fund.	54

Laurene E. MacElwee Year of birth 1966	Vice President and Assistant Secretary since 4/04/05	Assistant Vice President (4/02 to present) and Director (4/00 to 4/02) of Variable Products & Fund Compliance, Pacific Life; and Assistant Vice President and Assistant Secretary (4/05 to present) of Pacific Select Fund.	54

Carleton J. Muench Year of birth 1973	Vice President since 11/30/06	Assistant Vice President (10/06 to present) of Pacific Life; Director of Research (5/05 to 9/06), and Senior Investment Analyst (10/03 to 4/05) of Mason Investment Advisory Services, Inc.; Investment Analyst (2/01 to 9/02), Due Diligence Analyst (1/00 to 1/01), and Performance Analyst (10/98 to 12/99) of Manulife Financial; and Assistant Vice President (11/06 to present) of Pacific Select Fund.	54

See explanation of symbols on page G-4

PACIFIC LIFE FUNDS
TRUSTEES AND OFFICERS INFORMATION (Continued)
(Unaudited)

Name and Age	Position(s) held with Fund and Length of Time Served*	Current Directorship(s) Held and Principal Occupation(s) (and certain additional occupation information) During Past 5 Years	Number of Portfolios/Funds in Fund Complex Overseen**

INTERESTED PERSONS (Continued)

Audrey L. Milfs Year of birth 1945	Secretary since 6/12/01	Vice President and Secretary (8/97 to present) of Pacific Mutual Holding Company and Pacific LifeCorp; Director (8/97 to present), Vice President (4/91 to present), and Secretary (7/83 to present) of Pacific Life, and similar positions with other subsidiaries of Pacific Life; and Secretary (7/87 to present) of Pacific Select Fund.	54

*	A trustee serves until he or she resigns, retires, or his or her successor is elected and qualified.

**	As of March 31, 2007, the “Fund Complex” consisted of Pacific Select Fund (33 portfolios) and Pacific Life Funds (21 funds).

***

Information is presented as of March 31, 2007 and excludes information pertaining to the promotion of Mr. Morris to Director, Chief Executive Officer, and President of Pacific Life Insurance Company and to similar positions with subsidiaries and affiliates of Pacific Life, which were all effective April 1, 2007.

PACIFIC LIFE FUNDS
SPECIAL MEETING OF SHAREHOLDERS
(Unaudited)

          Shareholders of record on October 14, 2005 representing 114,392,588.54 shares of the Trust (2,334,659.25 representing shares of the PF Janus Growth LT Fund) were notified that a Special Meeting of Shareholders (the “Meeting”) would be held at the offices of the Trust on December 9, 2005. The necessary quorum and passing requirements were satisfied and both proposals passed. A brief description of the matters voted upon as well as the corrected(1) voting results of the aforementioned Meeting are outlined as follows:

Proposal #1 for all shareholders of Pacific Funds:

          To elect four nominees to the Trust’s Board of Trustees. (2)

	Votes For		Votes Withheld		Total Outstanding Shares	Total Outstanding Shares

	Number	Percent (3)	Number	Percent (3)	Voted	Number

Frederick L. Blackmon	83,152,716.71	98.90%	923,043.49	1.10%	84,075,760.20	114,392,588.54
Gale K. Caruso	83,122,822.70	98.87%	952,937.50	1.13%	84,075,760.20	114,392,588.54
Nooruddin (Rudy) S. Veerjee	83,025,995.37	98.75%	1,049,764.83	1.25%	84,075,760.20	114,392,588.54
G. Thomas Willis	83,144,109.33	98.89%	931,650.87	1.11%	84,075,760.20	114,392,588.54

Proposal #2 for all shareholders of the PF Janus Growth LT Fund of Pacific Funds:

          To change the investment goal of the PF Janus Growth LT Fund to seek long-term growth of capital.

	Votes For		Votes Against		Abstentions (4)		Total Outstanding Shares	Total Outstanding Shares

	Number	Percent (3)	Number	Percent (3)	Number	Percent (3)	Voted	Number

PF Janus Growth LT Fund	2,120,988.62	96.21%	13,656.95	0.62%	69,981.00	3.17%	2,204,626.57	2,334,659.25

(1)	During the reporting period, an error in the echo voting process was discovered and corrected. The correction did not materially impact the voting results.

(2)	As of the Meeting date, Lucie H. Moore and Thomas C. Sutton continued to serve as trustees and were not required to be presented for election.

(3)	Based on total outstanding shares voted.

(4)	The information presented includes broker non-votes.

Note: Numbers have been rounded to two decimal places.

PACIFIC LIFE FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AND FUND MANAGEMENT AGREEMENTS
(Unaudited)

          The Board of Trustees (the “Trustees” or “Board”) of Pacific Life Funds (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”), and as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves, and determines annually whether to renew, the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Insurance Company (“Pacific Life”) and each Fund management agreement (the “Fund Management Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers, or “Portfolio Managers.” Pacific Life serves as the investment adviser for all of the Funds and manages six Funds directly. For the other Funds, Pacific Life has retained other firms to serve as Portfolio Managers under Pacific Life’s supervision. The Board, including all of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on November 30, 2006. At an in-person meeting on January 11, 2007, the Board, including all of the Independent Trustees, approved a new Fund Management Agreement effective July 1, 2007 with respect to the PL Small-Cap Growth Fund (formerly the PF NB Fasciano Small Equity Fund). Additionally, at an in-person meeting on March 20, 2007, the Board, including all of the Independent Trustees, acknowledged a transfer of advisory rights and responsibilities from Pacific Life to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, whereby effective May 1, 2007 PLFA will become the investment adviser to the Funds. Also, at the in-person meeting on March 20, 2007, the Board, including all of the Independent Trustees, approved the addition of the PL Small-Cap Value Fund to the Trust, to be managed by NFJ Investment Group L.P., effective July 1, 2007.

          At these meetings, the Board considered information provided to assist them in their review of the Agreements and made assessments with respect to each Agreement. The Board requested, received and reviewed written responses from Pacific Life and each Portfolio Manager to questions posed to them on behalf of the Independent Trustees and supporting materials relating to those questions and responses. In addition, the Board received in-person presentations about the Funds throughout the year, and the Independent Trustees were advised by independent legal counsel with respect to these and other relevant matters. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings, including reports on Fund performance, compliance, fee comparisons, and other services provided to the Funds by Pacific Life and the Portfolio Managers. The Board also reviewed financial and profitability information regarding Pacific Life and information provided by the Portfolio Managers and descriptions of various functions such as compliance monitoring and fund trading practices, and information about the personnel providing investment management and administrative services to each Fund. The Board reviewed performance and fee data for all of the Funds.

          The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the foregoing materials and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Agreements. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all, of the factors considered by the Trustees in approving the Agreements, and in the case of the Independent Trustees, in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

Annual Consideration and Approval of Investment Advisory and Fund Management Agreements

          In evaluating the Advisory Agreement and each Fund Management Agreement, the Board, including the Independent Trustees, considered the following factors, among others:

1. Nature, Extent and Quality of Services

          Pacific Life, its personnel and its resources. The Trustees considered the depth and quality of Pacific Life’s investment management process, including its sophisticated monitoring and oversight of the Portfolio Managers; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Trustees considered the high quality of the products and services provided by Pacific Life, such as the many educational services and tools to assist intermediaries in effectively understanding and meeting shareholder needs. The Trustees also considered that Pacific Life makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and fund accounting. The Trustees further considered Pacific Life’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

           The Trustees considered Pacific Life’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to those programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with each Fund. In this regard, the Board reviewed information throughout the year on Pacific Life’s compliance policies and procedures, its compliance history, and reports from the Trust’s Chief Compliance Officer (“CCO”) on compliance by Pacific Life, the Portfolio Managers, and the Funds with applicable laws and regulations. The Board additionally reviewed information on Pacific Life’s responses to regulatory and compliance developments throughout the year. Also, the Trustees noted that Pacific Life appeared to have implemented effective controls and monitoring of investment style consistency by Portfolio Managers.

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AND FUND MANAGEMENT AGREEMENTS (Continued)
(Unaudited)

          The Portfolio Managers. The Trustees considered various materials relating to the Portfolio Managers, including copies of each existing Fund Management Agreement; copies of the Form ADV for each Portfolio Manager; financial information relating to each Portfolio Manager; and other information deemed relevant to the Board’s evaluation of each Portfolio Manager, including qualitative assessments from senior management of Pacific Life.

           The Board considered the benefits to shareholders of retaining each Portfolio Manager and continuing the Fund Management Agreements particularly in light of the nature, extent, and quality of the services to be provided by the Portfolio Managers. The Board considered the quality of the management services which have benefited and should continue to benefit the Funds and their shareholders, the organizational depth and resources of the Portfolio Managers, including the background and experience of each of the Portfolio Manager’s management and the expertise of each Portfolio Manager’s fund management team, as well as the investment methodology used by the Portfolio Manager. The Board also considered that the CCO had previously reviewed each Portfolio Manager’s compliance policies and procedures, including the assessment of each Portfolio Manager’s compliance program as required under Rule 38a-1 of the 1940 Act and each Portfolio Manager’s code of ethics. The Board also considered that each Portfolio Manager agreed to cooperate with the CCO in reviewing its compliance operations.

          In making its assessments, the Board considered that Pacific Life has historically exercised diligence in monitoring the performance of the Portfolio Managers, and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when Pacific Life and the Board believed it to be appropriate.

          The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by Pacific Life and the Portfolio Managers.

2. Investment Results

          The Board considered the investment results of each Fund of the Trust in light of its objective. The Trustees compared each Fund’s total returns with the total returns of appropriate groups of peer funds based both on information provided by Pacific Life using Morningstar data and with one or more relevant benchmark indices. The information provided to the Board included each Portfolio Managers’ performance record for the one-, three- and five-year periods (if available) with respect to each Fund. In reviewing the performance data provided, as well as the respective benchmark indices, the Board noted that several Funds were above the median of their respective peer group funds and above their respective benchmark indices. The Board also observed, however, that certain of the Funds had not performed as well and trailed their respective peer group medians and benchmark indices. The Board discussed with representatives of Pacific Life possible action to address the performance of those Funds, including an assessment of the approach used by the Portfolio Managers as well as oversight and monitoring by Pacific Life as the investment adviser. The Board also reviewed the detailed monitoring of the Portfolio Managers’ investment results by Pacific Life, including Pacific Life’s policy of recommending to the Board the use of a new portfolio manager if performance lagged and could not be improved within a reasonable timeframe. The Board noted that many of the best independent investment advisers consistently compete to be considered to provide fund management services for the Funds. Generally, the Board noted that there continues to be an excellent record of well managed Funds that work well in the Portfolio Optimization Funds, which are asset allocation funds, and that the Funds continue to deliver the investment style as disclosed to shareholders.

          Ultimately the Board concluded that Pacific Life continues to have a strong record of effectively managing a multi-manager fund group designed to give shareholders a reasonable array of choices through which to implement their investment programs. The Board further concluded that Pacific Life was implementing each Fund’s investment objective either directly or through the selection of Portfolio Managers and that Pacific Life’s record in managing each Fund indicates that its continued management as well as the continuation of the respective Fund Management Agreements will benefit each Fund and its shareholders.

3. Advisory Fees and Total Expense Ratios

          The Trustees reviewed the advisory fees and total expense ratios of each Fund and compared such amounts with the average fee and expense levels of other funds in applicable peer fund groups. In this regard, the Independent Trustees requested and reviewed information from Pacific Life relating to the advisory fees and total operating expense ratios for each of the Funds. The Board also reviewed written materials prepared by Pacific Life based on information retrieved from Morningstar’s database. The Board also considered information regarding the sub-advisory fees charged under other investment advisory contracts, such as contracts of each Portfolio Manager with other registered investment companies or other types of clients. The Board was mindful that the fee rates were the result of arms’-length negotiations between Pacific Life and the Portfolio Managers, and that each Fund’s portfolio management fees are paid by Pacific Life and are not paid directly by any Fund.

          The Trustees observed that several of the Funds’ total expenses were ranked lower than the median of their respective peer groups. The Trustees also observed that several Funds’ contractual advisory fees were higher than the average of the respective Morningstar category. The Trustees noted that the Funds were subject to expense limits agreed to by Pacific Life. Further, the Trustees noted that the Funds have

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AND FUND MANAGEMENT AGREEMENTS (Continued)
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been in operation for a limited period of time and have relatively few assets, and have been and continue to be subsidized by Pacific Life during these initial years. The Trustees concluded that total expenses should decline as assets increase in future years. The Board also considered the significant administrative services provided in connection with the administrative fees charged by the Funds.

          The Trustees ultimately concluded that the advisory fees and total expenses of each Fund were reasonable compared to the advisory fees and expense levels of the other funds in the Fund’s respective peer groups.

4. Costs, Level of Profits and Economies of Scale

          The Trustees reviewed information regarding Pacific Life’s costs of sponsoring the Funds and information regarding the profitability of Pacific Life.

          Pacific Life’s Costs and Profitability. The Trustees noted that, based on the data available, Pacific Life appears to be providing products that are competitively priced with other funds. Based on information received, the Trustees further considered the substantial fee waivers and reimbursements that Pacific Life has provided to the Funds and noted that Pacific Life’s overall profitability appeared reasonable at the current time. The Trustees also reviewed information provided during the past year regarding the structure and manner in which Pacific Life’s and the Portfolio Managers’ investment professionals were compensated and their respective views of the relationship of such compensation to the attraction and retention of quality personnel. The Trustees considered Pacific Life’s willingness to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

          With respect to the Portfolio Managers, the Board noted that it was difficult to accurately determine or evaluate the profitability of the Fund Management Agreements to the Portfolio Managers because many manage substantial assets other than the Funds and, further, any such assessment would involve assumptions regarding the Portfolio Managers’ allocation policies, capital structure, cost of capital, business mix and other factors. Accordingly, in the case of the Portfolio Managers, the Board gave less weight to profitability considerations and did not view this data as important as other data, given the arms’-length nature of the relationship between Pacific Life and such Portfolio Managers with respect to the negotiation of Fund management fees.

          Economies of Scale. The Trustees noted and considered the extent to which economies of scale may be realized as each Fund grows and whether advisory fee levels reflect economies of scale if the Fund grows in size. The Trustees noted that the Funds have relatively small asset levels that do not currently produce significant economies of scale.

          The Trustees noted, however, Pacific Life’s commitment to competitive total expenses of the Funds through expense limitation agreements, and its consistent reinvestment in the business in the form of improvements in technology and customer service.

          The Board concluded that the Funds’ cost structures were reasonable in light of the Trust’s size.

5. Ancillary Benefits

          The Trustees considered a variety of other benefits received by Pacific Life, the Portfolio Managers, and their affiliates as a result of their respective relationship with the Funds, including fees for administrative services, as well as commissions paid to broker-dealers affiliated with the Portfolio Managers and the use of soft-dollars by certain of the Portfolio Managers.

6. Conclusion

          Based on its review, including their consideration of each of the factors referred to above, and assisted by the advice of independent counsel to the Independent Trustees, the Board, including the Independent Trustees, concluded that the Advisory Agreement and each applicable Fund Management Agreement are fair and reasonable with respect to each Fund and its shareholders, and that the renewal of the Advisory Agreement and each applicable Fund Management Agreement would be in the best interests of the Funds and their shareholders.

Other Advisory Agreement and Fund Management Agreement Approvals

Transfer of Advisory Rights and Responsibilities to PLFA

          At an in-person meeting on March 20, 2007, the Board, including all of the Independent Trustees, acknowledged a transfer of advisory rights and responsibilities effective May 1, 2007 from Pacific Life Insurance Company (“Pacific Life”), the investment adviser to the Funds, to Pacific Life Fund Advisors LLC (“PLFA”), a Delaware limited liability company and wholly-owned subsidiary of Pacific Life whereby PLFA will become the investment adviser to the Funds (the “Transaction”). Pacific Life is the parent company and managing member of PLFA and no changes in the organizational structure of Pacific Life’s parent companies will occur as part of the Transaction. The Board was provided with information which indicated that Pacific Life had represented that in connection with the Transaction: (i) no material change in the nature or the level of the services provided to the Funds would occur; (ii) no increase in the investment advisory fees payable by any of the Funds would be implemented; (iii) no material changes were expected in the personnel and day-to-day operations of the area responsible for

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AND FUND MANAGEMENT AGREEMENTS (Continued)
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management of the Funds; (iv) existing shareholders would be notified of the Transaction; and (v) Pacific Life would retain control over the provision of advisory services to the Funds as the parent company, control person and affiliated person of PLFA. Additionally, the Board noted that it would receive a legal opinion from counsel to the Funds to the effect that the Transaction will not result in a change of control or management of the investment adviser and therefore will not be considered an ‘‘assignment’’ under the Investment Company Act of 1940, as amended, and accordingly, will not result in a termination of the Advisory Agreement between Pacific Life and the Funds.

          PLFA became the investment adviser to the Trust, on May 1, 2007; prior to that date, Pacific Life served as investment adviser. Accordingly, references below to “Adviser” refer to Pacific Life prior to May 1, 2007 and PLFA effective May 1, 2007.

PL Small-Cap Growth Fund

          In addition to considering the existing Fund Management Agreements during the fiscal period September 30, 2006 through March 31, 2007, the Board considered and approved changes with respect to the PL Small-Cap Growth Fund (formerly the PF NB Fasciano Small Equity Fund) (“Small-Cap Growth Fund”). Under the 1940 Act, a change in a portfolio manager, a change in the compensation paid to a Portfolio Manager, or an assignment of any fund management agreement requires shareholder approval of a new fund management agreement. However, under an exemptive order issued to Pacific Life and the Trust by the Securities and Exchange Commission (“SEC”) on January 13, 1999, the Adviser can hire, terminate and replace, as applicable, Portfolio Managers and enter into new Fund Management Agreements (except, as a general matter, Portfolio Managers affiliated with the Adviser) without shareholder approval.

          At the January 11, 2007 Board meeting, the Board, including the Independent Trustees, approved, effective July 1, 2007, Fred Alger Management, Inc. (“Alger”) as the new Portfolio Manager of Small-Cap Growth Fund, a name change from the “PF NB Fasciano Small Equity Fund” to the “PL Small-Cap Growth Fund” and approved a Fund Management Agreement with Alger with respect to the Small-Cap Growth Fund (the “Alger Agreement”). In connection with this matter, also at the January 11, 2007 meeting, the Board approved the termination of the Fund Management Agreement for the Small-Cap Growth Fund with the prior Portfolio Manager, Neuberger Berman Management, Inc., effective as of the close of business June 30, 2007. Alger’s appointment as Portfolio Manager was made in accordance with the SEC exemptive order noted above and does not require shareholder approval.

          The Board evaluated the proposed Alger Agreement among the Small-Cap Growth Fund, the Adviser and Alger principally with reference to the factors described below. The Board also considered the various screening processes that the Adviser utilizes in proposing a new portfolio manager, including screening for qualified firms through the use of quantitative data and information gathered from independent third-party databases, as well as due diligence conducted by the Adviser on the investment resources, personnel and operations of a portfolio manager and an assessment of the investment strategies used by a portfolio manager. Additionally, the Board reviewed the specific criteria and information evaluated by the Adviser during the selection process of Alger, including certain other firms considered by the Adviser, and the Adviser’s analysis in reaching its conclusion to recommend Alger as the new Portfolio Manager, which was ultimately approved by the Board.

          The Board also noted that the fee rates payable under the Alger Agreement are the result of arm’s-length negotiations between the Adviser and Alger, and that the portfolio management fees will be paid by the Adviser to Alger and are not paid directly by the Small-Cap Growth Fund.

          In evaluating the Alger Agreement, the Board, including the Independent Trustees, considered the following factors, among others:

1. Nature, Extent and Quality of Services

          The Board considered the benefits to shareholders of retaining Alger, particularly in light of the nature, extent, and quality of the services to be provided by Alger. Under the Alger Agreement, Alger would be responsible for providing investment management services, including investment research, advice and supervision, and determining which securities would be purchased or sold by the Small-Cap Growth Fund. The Board considered the quality of the management services expected to be provided to the Small-Cap Growth Fund over both the short- and long-term, the organizational depth and resources of Alger, including the background and experience of Alger’s management and the expertise of the Small-Cap Growth Fund management team, as well as the investment strategies, processes and philosophy to be used with respect to the small-cap growth strategy. The Board also considered that Alger had represented that it had the capacity and the resources to assume a fund of this size that may continue to grow.

          Additionally, the Board considered that the Trust’s CCO had reviewed the compliance operations of Alger, including the assessment of its compliance program as required under Rule 38a-1 of the 1940 Act and its code of ethics prior to the effectiveness of the Alger Agreement.

          In making its assessments, the Board reviewed the due diligence the Adviser conducted with respect to Alger, and was aided by the assessments and recommendations of the Adviser and the materials provided by Alger.

          The Board concluded it was satisfied with the nature, extent and quality of the management services to be provided by Alger.

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AND FUND MANAGEMENT AGREEMENTS (Continued)
(Unaudited)

2. Investment Results

          The Board considered materials compiled by the Adviser regarding investment performance. The Board considered information about the historical performance of a comparable mutual fund advised by Alger that had substantially similar investment strategies to the Small-Cap Growth Fund (the “Alger Portfolio”) for the year-to-date, one-, three- and five-year periods, and found that Alger had performed in the top quartile of its applicable Morningstar category during these periods. The Board also considered the performance of the Alger Portfolio against a pertinent benchmark, noting that the Alger Portfolio had outperformed the benchmark during the year-to-date, one-, three-, and five-year periods. The Board also considered information about the historical performance of other comparable accounts advised by Alger that had substantially similar investment strategies to the Small-Cap Growth Fund. The Board also considered that the appointment of Alger was intended to benefit all shareholders, including those who utilize the Portfolio Optimization Funds.

          The Board determined that Alger’s performance record was acceptable.

3. Portfolio Management (sub-advisory) Fees

          In assessing the portfolio management fees to be charged by Alger with respect to the Small-Cap Growth Fund, the Board compared the fees to be paid under the Alger Agreement to the fund management fees that were paid to the Fund’s prior portfolio manager. The Board noted that the assets of the Fund would continue to be aggregated with another portfolio of Pacific Select Fund (an affiliated registered investment company advised by the Adviser) for purposes of the fee calculation. The Board additionally considered that Alger agreed to assume a fund management fee schedule under the Alger Agreement that contained breakpoints, which would cause the rate paid by the Adviser to be reduced as the Small-Cap Growth Fund’s asset levels rise. The Board considered that the portfolio management fee payable to Alger would result in a lower weighted fee than the current portfolio management fee associated with the Small-Cap Growth Fund. The Board considered that the Adviser would retain a larger portion of the advisory fees than it did with respect to the Fund Management Agreement in place prior to May 1, 2007. The Board also considered information regarding portfolio management fees paid by other accounts managed by Alger (the “Accounts”) and that the fees payable under the Alger Agreement are comparable to the portfolio management fees paid by the Accounts.

          The Board noted that the portfolio management fee was the result of arm’s-length negotiations between the Adviser and Alger, and that the portfolio management fee would be paid by the Adviser and would not be paid directly by the Small-Cap Growth Fund. In light of these factors, the Board concluded that the fees under the Alger Agreement were reasonable.

4. Costs, Level of Profits and Economies of Scale

          Costs and Profitability. The Board considered the estimated profitability of the Alger Agreement to Alger to the extent practicable based on the financial information provided by Alger. The Board considered that generally it is difficult to accurately determine or evaluate the potential profitability to Alger because it manages substantial assets and, further, that any such assessment would involve assumptions regarding Alger’s asset allocation policies, capital structure, cost of capital, business mix and other factors. The Board gave less weight to profitability considerations and did not view this data as important as other data, given the arm’s-length nature of the relationship between the Adviser and Alger with respect to the negotiation of the portfolio management fee and the fact that the portfolio management fees would be paid by the Adviser.

          Economies of Scale. The Board considered the extent to which economies of scale would be realized as assets of the Small-Cap Growth Fund grow. The Board considered that there is an expense limitation agreement in place for the Trust and that the Small-Cap Growth Fund currently has relatively small asset levels which do not produce significant economies of scale.

          The Board concluded that at the current time, given the Small-Cap Growth Fund’s asset levels, the current fee structure reflected in the Alger Agreement was reasonable.

5. Ancillary Benefits

          The Board considered any potential benefits to be derived by Alger from its relationship with the Small-Cap Growth Fund and concluded that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual. The Board noted that Alger represented that it anticipates utilizing soft dollar credits generated by portfolio commissions to pay for research services and uses affiliated broker-dealers to effect securities transactions.

6. Conclusion

          Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the compensation payable under the Alger Agreement is fair and reasonable, and that the Alger Agreement is in the best interests of the Small-Cap Growth Fund and its shareholders.

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AND FUND MANAGEMENT AGREEMENTS (Continued)
(Unaudited)

PL Small-Cap Value Fund

          At an in-person meeting on March 20, 2007, the Board, including all of the Independent Trustees, approved the establishment and designation, effective July 1, 2007, of a newly organized Fund of the Trust, the PL Small-Cap Value Fund (the “New Fund”). In connection with the approval of the New Fund, the Board also approved effective July 1, 2007, the Advisory Agreement with PLFA and a fund management agreement (the “NFJ Agreement”) with NFJ Investment Group L.P. (“NFJ”).

          In evaluating the Advisory Agreement and the NFJ Agreement for the New Fund, the Board, including the Independent Trustees, considered the factors described below. The Board also considered the various screening processes that the Adviser utilizes in proposing a new portfolio manager, including screening for qualified firms through the use of quantitative data and information gathered from independent third-party databases, as well as due diligence conducted by the Adviser on the investment resources, personnel and operations of a portfolio manager and an assessment of the investment strategies used by a portfolio manager. Additionally, the Board reviewed the specific criteria and information evaluated by the Adviser during the selection process of NFJ, including certain other firms considered by the Adviser, and the Adviser’s analysis in reaching its conclusion to recommend NFJ as the new Portfolio Manager, which was ultimately approved by the Board.

1. Nature, Extent and Quality of Services

          The Adviser, its personnel and its resources. The Board considered the benefits to shareholders of retaining the Adviser to serve as the adviser to the New Fund in light of the nature, extent, and quality of services expected to be provided by the Adviser. The Board considered the ability of the Adviser to provide an appropriate level of support and resources to the New Fund and whether the Adviser has sufficiently qualified personnel. The Board based this review on information and material provided to them throughout the year by the Adviser. The Board also considered the background and experience of the Adviser’s senior management, and that the expertise of and amount of attention expected to be given to the New Fund by the Adviser’s management and staff is substantial. The Board also considered the Adviser’s compliance operations with respect to the Trust, including the measures taken by the Adviser to assist the Trust in complying with Rule 38a-1 under the 1940 Act.

          The Portfolio Manager. The Board considered the benefits to shareholders of retaining NFJ as the Portfolio Manager, particularly in light of the nature, extent, and quality of the services expected to be provided by NFJ. Under the NFJ Agreement, NFJ would be responsible for providing investment management services, including investment research, advice and supervision, and determining which securities would be purchased or sold by the New Fund. The Board considered the quality of the management services expected to be provided to the New Fund over both the short- and long-term, the organizational depth and resources of NFJ, including the background and experience of the NFJ’s management and the expertise of the management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

          Additionally, the Board considered that the Trust’s CCO had reviewed the compliance operations of NFJ, including the assessment of its compliance program as required under Rule 38a-1 of the 1940 Act and their code of ethics prior to the effectiveness of the new NFJ Agreement.

          In making its assessments the Board reviewed the due diligence the Adviser conducted with respect to NFJ, and was aided by the assessments and recommendations of the Adviser and the materials provided by NFJ. The Board also considered that the Adviser has historically exercised diligence in monitoring the performance of the Portfolio Managers, and has taken and recommended measures to attempt to remedy relative underperformance by a Fund when the Adviser and the Board believed appropriate, and that it was expected that the Adviser would continue to exercise a comparable level of review and oversight.

          The Board concluded it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the New Fund by the Adviser under the Advisory Agreement and NFJ under the NFJ Agreement.

2. Investment Results

          The Adviser. The Board considered the efforts and process by the Adviser to search for and screen advisory firms that are qualified to manage a small-cap value fund, and the identification of NFJ to serve as Portfolio Manager to manage the day-to-day investment activities of the New Fund. Because this consideration related to a newly organized fund, no actual performance record for this Fund was available. However, the Board considered factors concerning performance in connection with its consideration of this matter and in connection with approval of the related NFJ Agreement with NFJ, as described below.

          The Portfolio Manager. The Board considered materials compiled by the Adviser regarding NFJ’s investment performance. The Board considered information about the historical performance of a another small-cap value portfolio of Pacific Select Fund (an affiliated registered investment company of the Trust advised by Adviser) managed by NFJ using similar investment strategies proposed to be employed for the New Fund (the “NFJ Portfolio”). The Board considered the performance of the NFJ Portfolio against a pertinent benchmark for the one- and

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AND FUND MANAGEMENT AGREEMENTS (Continued)
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three-year periods. The Board considered that materials compiled by the Adviser’s management from one independent source ranked the performance of the NFJ Portfolio in the top decile over the three- and five-year periods and another independent source ranked it in the top 6% among its peer group over the three-year period. The Board considered materials indicating that the performance of the NFJ Portfolio outperformed the pertinent benchmark over the three-year period. Additionally, the Board considered performance information presented by the Adviser of other potential portfolio managers. The Board also considered the need for NFJ to adhere to its general investment mandate in order to function appropriately as an investment option underlying the Portfolio Optimization Funds.

          The Board determined that NFJ’s performance record was acceptable.

3. Advisory and Portfolio Management (Sub-advisory) Fees

          Advisory Fee. The Board reviewed information that compared the New Fund’s proposed advisory fee rate to an industry average for small-cap value funds. The Board considered that the proposed advisory fee would be higher than the industry average for small cap value funds based on the data presented to the Board. However, the Board noted that the New Fund will only be available to shareholders through the Portfolio Optimization Funds (the Trust’s asset allocation funds) and that the Adviser would not charge a corresponding asset allocation advisory fee at the Portfolio Optimization Fund level. The Board considered materials comprised by the Adviser which indicated that the proposed advisory fee, when compared to competitor advisory fees at the asset allocation fund level, appeared reasonable. The Board concluded that the compensation payable under the Advisory Agreement is reasonable.

          Portfolio Management Fees. The Board considered information regarding the portfolio management fees paid by other funds managed by NFJ and that the fees payable under the NFJ Agreement are comparable to the portfolio management fees paid by other funds managed by NFJ. The Board noted that the assets of the Fund would be aggregated with another portfolio of Pacific Select Fund for purposes of the fee calculation. The Board additionally considered that NFJ agreed to assume a portfolio management fee schedule under the NFJ Agreement that contained breakpoints, which would cause the rate paid by PLFA to be reduced as the Fund’s asset levels rise.

          The Board noted that the portfolio management fee was the result of arm’s-length negotiations between the Adviser and NFJ, and that the New Fund’s portfolio management fees would be paid by PLFA and would not be paid directly by the New Fund. In light of these factors, the Board concluded that the fees under the NFJ Agreement were reasonable.

4. Costs, Level of Profits and Economies of Scale

          The Adviser’s Costs and Profitability. The Board considered the cost of services to be provided and projected revenues and profits to be realized by the Adviser from the relationship with the New Fund based on the projected assets, income and expenses of the Adviser in its relationship with the Trust. This information is only estimated because there is no actual operating history for the New Fund. The Board considered the overall financial soundness of the Adviser. The Board reviewed projected profitability information with respect to the profit or loss to the Adviser from the Advisory Agreement.

          In addition, the Board considered that the Adviser, and not the New Fund, pays NFJ the portfolio management fees for its services.

          The Portfolio Manager. The Board considered the estimated profitability of the NFJ Agreement to NFJ to the extent practicable based on the financial information provided by NFJ. The Board considered that generally it is difficult to accurately determine or evaluate the potential profitability of the NFJ Agreement to NFJ because it manages substantial assets and, further, that any such assessment would involve assumptions regarding NFJ’s asset allocation policies, capital structure, cost of capital, business mix and other factors. The Board gave less weight to profitability considerations and did not view this data as important as other data, given the arms’-length nature of the relationship between the Adviser and NFJ with respect to the negotiation of portfolio management fees and the fact that the portfolio management fees would be paid by the Adviser.

          Economies of Scale. The Board considered the extent to which economies of scale may be realized by the New Fund and the Trust as assets grow. Because the New Fund has no operating history and no assets, no economies of scale exist at this time with respect to the New Fund.

          The Board concluded that under the current circumstances, the current advisory fee structures reflected in the Advisory Agreement and NFJ Agreement are reasonable.

5. Ancillary Benefits

          The Board considered other potential benefits that may be received by the Adviser and NFJ as a result of their relationship with the New Fund, including fees for administrative services. The potential benefits that may be derived by the Adviser from its relationship with the New Fund could include larger assets under management and reputational benefits, which are consistent with those generally derived by investment advisers to funds. The Board considered potential benefits to be derived by NFJ from its relationship with the New Fund and concluded that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AND FUND MANAGEMENT AGREEMENTS (Continued)
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The Board noted that NFJ represented that it anticipates utilizing soft dollar credits generated by portfolio commissions to pay for research services but prohibits the use of affiliated broker-dealers to effect securities transactions.

6. Conclusion

          Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the compensation payable under the Advisory Agreement and the NFJ Agreement are fair and reasonable, and that the Advisory Agreement and the NFJ Agreement are in the best interests of the New Fund and its shareholders.

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WHERE TO GO FOR MORE INFORMATION
(Unaudited)

Availability of Quarterly Holdings

          The Funds file Form N-Q (complete schedules of portfolio holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Funds’ Form N-Q, when required is filed pursuant to applicable regulations, is available after filing (i) on the SEC’s Web site at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Funds’ Webpage at http://www.PacificLife.com. The SEC may charge you a fee for this information.

Availability of Proxy Voting Policies

          A description of the Proxy Voting Policies and Procedures that the Funds use to determine how to vote proxies relating to fund securities is described in the Funds’ Statement of Additional Information, which is available (i) upon request, without charge, by calling 1-800-722-2333; (ii) on the Funds’ Webpage at http://www.PacificLife.com; and (iii) on the SEC’s Web site at http://www.sec.gov.

Availability of Proxy Voting Record

          The Funds file, by August 31 of each year, information regarding how the Funds’ managers voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Such information is available after filing (i) on the Funds’ Webpage at http://www.PacificLife.com; and (ii) on the SEC’s Web site at http://www.sec.gov.

Availability of a Complete Schedule of Investments

          The Funds’ annual and semi-annual reports may contain a summary schedule of investments (SOI) for certain funds. A complete schedule for each summary SOI presented is available (i) on the Funds’ Webpage at http://www.PacificLife.com; (ii) on the SEC’s Web site at http://www.sec.gov; and (iii) upon request, without charge, by calling 1-800-722-2333.

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PACIFIC LIFE FUNDS ANNUAL REPORT
as of March 31, 2007

PACIFIC LIFE FUNDS
P.O. Box 9768
Providence, RI 02940-9768

ADDRESS SERVICE REQUESTED

3012-07A

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no substantive amendments or waivers to the Code of Ethics during the period covered by this report.

A copy of this Code of Ethics is filed as Exhibit 12(a) (1) to this Form N-CSR.

Item 3.  Audit Committee Financial Expert.

The Registrant’s Board has determined that G. Thomas Willis, a member of the Registrant’s Audit Committee, is an “audit committee financial expert” and “independent,” as such terms are defined in this Item. This designation does not increase the designee’s duties, obligations or liability as compared to his duties, obligations and liability as a member of the Audit Committee and of the Board; nor does it reduce the responsibility of the other Audit Committee members. There may be other individuals who, through education or experience, would qualify as “audit committee financial experts” if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition. Mr. Willis is a retired partner of PricewaterhouseCoopers LLP.

Item 4.  Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate audit fees billed to the Registrant by the principal accountant for the fiscal years ended March 31, 2007 and 2006 were $201,500 and $205,000, respectively.

Audit-Related Fees

(b)	There were no audit related fees billed to the Registrant for the last two fiscal years by the principal accountant.

Tax Fees

(c)

The aggregate tax fees billed to the Registrant for professional services for tax compliance, tax advice or tax planning for the fiscal years ended March 31, 2007 and 2006 were $63,000 and $62,000, respectively.

All Other Fees

(d)	There were no other fees billed to the Registrant for the last two fiscal years by the principal accountant.

(e)(1)

The Audit Committee is required to pre-approve audit and non-audit services performed for the Registrant by the independent auditor as outlined below in order to assure that the provision of such services does not impair the auditor’s independence:

Pre-Approval Requirements for Services to Registrant. Before the Auditor is engaged by the Registrant to render audit related or permissible non-audit services, either:

(i) The Audit Committee shall pre-approve such engagement; or

(ii) Such engagement shall be entered into pursuant to pre-approval policies and procedures established by the Audit committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the Adviser. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this Section shall be presented to the full Audit Committee at its next scheduled meeting.

(iii) De Minimis Exceptions to Pre-Approval Requirements. Pre-approval for a service provided to the Registrant other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Registrant constitutes not more than 5 percent of the total amount of revenues paid by the Registrant to the Auditor during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Registrant at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee.

Pre-Approval of Non-Audit Services Provided to the Adviser and Others. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the Auditor to (i) the Adviser and (ii) any entity in the investment company complex (see note 4), if the nature of the services provided relate directly to the operations or financial reporting of the Registrant.

Application of De Minimis Exception: The De Minimis exceptions set forth above apply to pre-approvals under this Section as well, except that the “total amount of revenues” calculation for this Section’s services is based on the total amount of revenues paid to the Auditor by the Registrant and any other entity that has its services approved under this Section (i.e., the Adviser or any control person).

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)	Not applicable.

(g)

The aggregate fees billed for the years ended March 31, 2007 and 2006 by the Registrant’s principal accountant for non-audit services rendered to the Registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $90,000 and $62,000, respectively.

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)

The Chairman of the Board, President and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) and internal control over financial reporting as defined under Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Exhibit 99(a) (1)—Code of Ethics that is subject to the disclosure of Item 2 hereof.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(b)	Exhibit 99.906 CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds

By:	/s/ Mary Ann Brown
Mary Ann Brown
President

Date:	June 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James T. Morris

James T. Morris

Chief Executive Officer

Date:	June 8, 2007

By:	/s/ Mary Ann Brown

Mary Ann Brown

President

Date:	June 8, 2007

By:	/s/ Brian D. Klemens

Brian D. Klemens

Treasurer (Principal Financial and Accounting Officer)

Date:	June 8, 2007